UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

November 30, 2016 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 13.3%

Apparel Retail - 0.5%
Foot Locker, Inc. (1)	11,560	$828,505
Apparel, Accessories & Luxury Goods - 1.3%
Carter’s, Inc. (1)	22,145	2,021,617
Automotive Retail - 2.1%
AutoZone, Inc. (1) (2)	4,119	3,225,918
Cable & Satellite - 1.2%
Comcast Corp., Class A	25,968	1,805,036
Department Stores - 0.5%
Kohl’s Corp.	14,799	796,630
General Merchandise Stores - 0.6%
Target Corp. (1)	12,185	941,169
Movies & Entertainment - 0.4%
Regal Entertainment Group, Class A	24,654	564,823
Publishing - 2.1%
John Wiley & Sons, Inc., Class A (1)	11,141	611,084
Morningstar, Inc.	36,027	2,626,729

		3,237,813
Restaurants - 4.0%
Brinker International, Inc. (1)	17,732	941,747
Darden Restaurants, Inc. (1)	7,699	564,337
Dunkin’ Brands Group, Inc. (1)	35,422	1,923,060
Panera Bread Co., Class A (1) (2)	13,262	2,813,003

		6,242,147
Specialty Stores - 0.6%
Sally Beauty Holdings, Inc. (1) (2)	32,152	842,061

Total Consumer Discretionary		20,505,719

Consumer Staples - 16.9%

Agricultural Products - 1.3%
Bunge, Ltd. (1)	30,540	2,085,271
Drug Retail - 1.1%
CVS Health Corp. (1)	21,629	1,663,054
Food Distributors - 2.3%
Sysco Corp. (1)	59,374	3,161,665
U.S. Foods Holding Corp. (2)	16,009	365,966

		3,527,631
Food Retail - 2.4%
Kroger Co. (1)	94,659	3,057,486
Whole Foods Market, Inc. (1)	22,487	683,380

		3,740,866
Household Products - 1.3%
Clorox Co. (1)	9,055	1,046,396
Spectrum Brands Holdings, Inc.	7,843	940,297

		1,986,693
Hypermarkets & Super Centers - 3.2%
Costco Wholesale Corp. (1)	11,635	1,746,530
Wal-Mart Stores, Inc. (1)	45,156	3,180,337

		4,926,867

Packaged Foods & Meats - 2.4%
General Mills, Inc. (1)	10,574	644,380
Kellogg Co.	8,330	599,760
Tyson Foods, Inc., Class A	42,355	2,406,187

		3,650,327
Soft Drinks - 2.9%
Dr. Pepper Snapple Group, Inc. (1)	19,173	1,663,066
PepsiCo, Inc.	28,341	2,836,934

		4,500,000

Total Consumer Staples		26,080,709

Energy - 0.5%

Integrated Oil & Gas - 0.5%
Exxon Mobil Corp. (1)	7,951	694,122

Financials - 19.9%

Consumer Finance - 2.2%
American Express Co. (1)	46,827	3,373,417
Diversified Banks - 1.1%
Wells Fargo & Co. (1)	33,922	1,795,152
Life & Health Insurance - 1.1%
Aflac, Inc. (1)	23,081	1,647,522
Property & Casualty Insurance - 9.5%
Allied World Assurance Co. Holdings AG (1)	66,463	3,111,133
Allstate Corp.	44,340	3,100,253
Aspen Insurance Holdings, Ltd.	42,146	2,147,339
Axis Capital Holdings, Ltd. (1)	55,187	3,366,959
Travelers Cos., Inc. (1)	19,697	2,232,655
White Mountains Insurance Group, Ltd. (1)	848	709,750

		14,668,089
Regional Banks - 1.4%
PNC Financial Services Group, Inc. (1)	20,301	2,244,073
Reinsurance - 4.6%
Everest Re Group, Ltd.	17,307	3,643,989
Validus Holdings, Ltd. (1)	62,630	3,403,314

		7,047,303

Total Financials		30,775,556

Healthcare - 14.5%

Healthcare Distributors - 0.2%
McKesson Corp.	2,156	310,055
Healthcare Equipment - 4.0%
Becton, Dickinson and Co. (1)	10,314	1,744,098
C.R. Bard, Inc.	5,733	1,207,083
Hill-Rom Holdings, Inc. (1)	8,254	440,268
Medtronic PLC (1)	13,324	972,785
Varian Medical Systems, Inc. (1) (2)	20,014	1,797,858

		6,162,092
Healthcare Services - 3.3%
DaVita, Inc. (1) (2)	27,966	1,771,646
Express Scripts Holding Co. (1) (2)	43,877	3,329,387

		5,101,033
Healthcare Supplies - 0.6%
Cooper Cos., Inc. (1)	5,468	899,431
Managed Healthcare - 0.8%
Anthem, Inc.	8,827	1,258,112

Pharmaceuticals - 5.6%
Eli Lilly & Co.	5,100	342,312
Johnson & Johnson	29,483	3,281,458
Merck & Co., Inc. (1)	31,843	1,948,473
Pfizer, Inc.	97,756	3,141,878

		8,714,121

Total Healthcare		22,444,844

Industrials - 6.5%

Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	3,448	616,364
Lockheed Martin Corp.	7,148	1,896,007
Northrop Grumman Corp.	3,362	839,323
Raytheon Co.	2,846	425,591
Spirit AeroSystems Holdings, Inc., Class A (1) (2)	10,798	628,984

		4,406,269
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B (1)	21,747	2,520,912
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	26,746	1,859,382
Heavy Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (1) (2)	24,011	382,736
Trucking - 0.5%
Landstar System, Inc. (1)	10,218	832,256

Total Industrials		10,001,555

Information Technology - 6.6%

Communications Equipment - 1.8%
Cisco Systems, Inc.	91,629	2,732,377
Consulting & Other Services - 1.5%
Amdocs, Ltd. (1)	38,883	2,292,930
Data Processing & Outsourced Services - 0.9%
Genpact, Ltd. (1) (2)	57,992	1,387,749
Electronic Components - 0.8%
Dolby Laboratories, Inc., Class A (1)	25,380	1,171,287
Internet Software & Services - 0.4%
eBay, Inc. (1) (2)	24,087	669,859
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	13,388	1,479,642
NetApp, Inc. (1)	12,140	443,838

		1,923,480

Total Information Technology		10,177,682

Materials - 0.8%

Metal & Glass Containers - 0.2%
Silgan Holdings, Inc.	8,211	406,527
Paper Packaging - 0.6%
Avery Dennison Corp.	12,221	880,645

Total Materials		1,287,172

Real Estate - 3.4%

Office REIT’s - 3.4%
Corporate Office Properties Trust (1)	37,691	1,078,717
Equity Commonwealth, REIT (1) (2)	81,867	2,380,692
Piedmont Office Realty Trust, Inc., Class A (1)	93,455	1,835,456

Total Real Estate		5,294,865

Telecommunication Services - 4.1%

Integrated Telecommunication Services - 4.1%
AT&T, Inc. (1)	82,858	3,200,804
Verizon Communications, Inc. (1)	61,933	3,090,457

Total Telecommunication Services		6,291,261

Utilities - 12.3%

Electric Utilities - 6.9%
American Electric Power Co., Inc.	40,263	2,377,530
Duke Energy Corp. (1)	4,599	339,268
Edison International (1)	40,994	2,819,158
Entergy Corp. (1)	22,613	1,554,192
Exelon Corp. (1)	33,725	1,096,400
Great Plains Energy, Inc.	55,788	1,472,245
Xcel Energy, Inc.	24,327	948,996

		10,607,789
Multi-Utilities - 3.8%
Ameren Corp.	13,741	674,958
Consolidated Edison, Inc. (1)	30,017	2,094,286
PG&E Corp. (1)	52,350	3,078,180

		5,847,424
Water Utilities - 1.6%
American Water Works Co., Inc. (1)	35,452	2,569,206

Total Utilities		19,024,419

Total Common Stocks (identified cost $140,786,086)		152,577,904

Short-Term Investments - 51.6%

Collateral Pool Investments for Securities on Loan - 49.8%
Collateral pool allocation (3)		76,819,204

Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	2,790,077	2,790,635

Total Short-Term Investments (identified cost $79,609,583)		79,609,839

Total Investments - 150.4% (identified cost $220,395,669)		232,187,743
Other Assets and Liabilities - (50.4)%		(77,774,535)

Total Net Assets - 100.0%		$154,413,208

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.5%

Consumer Discretionary - 11.3%

Advertising - 0.6%
Omnicom Group, Inc. (1)	8,259	$718,037
Automobile Manufacturers - 2.5%
Ford Motor Co.	94,268	1,127,445
General Motors Co.	52,765	1,821,976

		2,949,421
Cable & Satellite - 1.4%
Comcast Corp., Class A	23,808	1,654,894
Department Stores - 2.2%
Kohl’s Corp.	27,134	1,460,623
Nordstrom, Inc. (1)	18,821	1,052,471

		2,513,094
Hotels, Resorts & Cruise Lines - 2.0%
Carnival Corp. (1)	17,988	924,763
Wyndham Worldwide Corp. (1)	18,576	1,337,286

		2,262,049
Movies & Entertainment - 0.6%
Time Warner, Inc.	7,246	665,328
Restaurants - 2.0%
Darden Restaurants, Inc. (1)	16,589	1,215,974
Yum! Brands, Inc. (1)	17,605	1,115,981

		2,331,955

Total Consumer Discretionary		13,094,778

Consumer Staples - 5.7%

Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc. (1)	24,719	1,740,959
Soft Drinks - 1.9%
Dr. Pepper Snapple Group, Inc. (1)	6,387	554,009
PepsiCo, Inc.	16,683	1,669,968

		2,223,977
Tobacco - 2.3%
Altria Group, Inc. (1)	34,662	2,215,941
Philip Morris International, Inc. (1)	5,831	514,761

		2,730,702

Total Consumer Staples		6,695,638

Energy - 7.1%

Integrated Oil & Gas - 4.4%
Chevron Corp. (1)	26,414	2,946,746
Exxon Mobil Corp. (1)	8,971	783,168
Occidental Petroleum Corp. (1)	19,037	1,358,480

		5,088,394
Oil & Gas-Drilling - 1.5%
Helmerich & Payne, Inc. (1)	22,645	1,713,094
Oil & Gas-Refining & Marketing - 1.2%
Valero Energy Corp.	23,467	1,444,629

Total Energy		8,246,117

Financials - 15.4%

Asset Management & Custody Banks - 2.1%
Ameriprise Financial, Inc. (1)	21,136	2,413,943
Consumer Finance - 3.6%
Discover Financial Services	34,327	2,326,341
Navient Corp.	104,872	1,806,945

		4,133,286
Diversified Banks - 4.9%
JPMorgan Chase & Co.	19,877	1,593,539
Wells Fargo & Co.	78,362	4,146,917

		5,740,456
Life & Health Insurance - 2.3%
Aflac, Inc. (1)	8,504	607,015
Lincoln National Corp.	23,920	1,533,272
Prudential Financial, Inc. (1)	5,793	582,776

		2,723,063
Multi-Line Insurance - 0.5%
Assurant, Inc.	6,777	585,126
Property & Casualty Insurance - 1.5%
Allstate Corp.	14,396	1,006,568
Progressive Corp. (1)	20,150	670,995

		1,677,563
Regional Banks - 0.5%
Keycorp	34,484	596,918

Total Financials		17,870,355

Healthcare - 9.7%

Biotechnology - 2.7%
AbbVie, Inc. (1)	26,470	1,609,376
Amgen, Inc.	10,603	1,527,574

		3,136,950
Pharmaceuticals - 7.0%
Johnson & Johnson	25,082	2,791,627
Merck & Co., Inc. (1)	42,987	2,630,374
Pfizer, Inc.	84,947	2,730,197

		8,152,198

Total Healthcare		11,289,148

Industrials - 10.6%

Aerospace & Defense - 3.1%
Boeing Co. (1)	19,158	2,884,428
Lockheed Martin Corp.	2,707	718,032

		3,602,460
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B (1)	5,415	627,707
Airlines - 1.6%
Alaska Air Group, Inc. (1)	8,288	681,854
Delta Air Lines, Inc. (1)	24,114	1,161,812

		1,843,666
Environmental & Facilities Services - 0.8%
Waste Management, Inc.	12,677	881,305
Industrial Machinery - 2.9%
Dover Corp.	14,406	1,046,020
Ingersoll-Rand PLC (1)	14,135	1,053,623
Parker-Hannifin Corp.	4,925	684,230
Stanley Black & Decker, Inc.	5,057	599,912

		3,383,785

Research & Consulting Services - 0.7%
Nielsen Holdings NV (1)	19,263	830,235
Trucking - 1.0%
Ryder System, Inc. (1)	15,359	1,202,610

Total Industrials		12,371,768

Information Technology - 15.8%

Communications Equipment - 2.7%
Cisco Systems, Inc.	104,629	3,120,037
Data Processing & Outsourced Services - 1.0%
Western Union Co. (1)	55,047	1,157,638
Semiconductor Equipment - 2.3%
Applied Materials, Inc. (1)	43,711	1,407,494
KLA-Tencor Corp. (1)	15,432	1,232,091

		2,639,585
Semiconductors - 5.4%
Intel Corp. (1)	86,367	2,996,935
Microchip Technology, Inc. (1)	9,822	650,020
QUALCOMM, Inc.	15,185	1,034,554
Texas Instruments, Inc. (1)	21,131	1,562,215

		6,243,724
Systems Software - 2.9%
Microsoft Corp.	56,893	3,428,372
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	15,839	1,750,526

Total Information Technology		18,339,882

Materials - 6.4%

Commodity Chemicals - 1.5%
LyondellBasell Industries NV, Class A (1)	18,627	1,682,391
Diversified Chemicals - 1.4%
Dow Chemical Co. (1)	29,780	1,659,342
Paper Packaging - 2.0%
Avery Dennison Corp.	24,089	1,735,853
International Paper Co. (1)	11,798	574,799

		2,310,652
Steel - 1.5%
Nucor Corp. (1)	28,729	1,786,656

Total Materials		7,439,041

Real Estate - 3.9%

Hotel & Resort REIT’s - 1.2%
Host Hotels & Resorts, Inc. (1)	79,278	1,414,320
Office REIT’s - 1.2%
SL Green Realty Corp. (1)	12,942	1,363,569
Residential REIT’s - 1.0%
Essex Property Trust, Inc. (1)	5,571	1,202,890
Retail REIT’s - 0.5%
Kimco Realty Corp. (1)	24,252	619,396

Total Real Estate		4,600,175

Telecommunication Services - 5.0%

Integrated Telecommunication Services - 5.0%
AT&T, Inc. (1)	55,723	2,152,579
Verizon Communications, Inc. (1)	74,345	3,709,816

Total Telecommunication Services		5,862,395

Utilities - 7.6%

Electric Utilities - 2.3%
American Electric Power Co., Inc.	19,368	1,143,681
Exelon Corp. (1)	46,179	1,501,279

		2,644,960
Multi-Utilities - 5.3%
Ameren Corp.	41,309	2,029,098
CenterPoint Energy, Inc. (1)	65,281	1,557,605
PG&E Corp. (1)	43,738	2,571,794

		6,158,497

Total Utilities		8,803,457

Total Common Stocks (identified cost $92,529,846)		114,612,754

Short-Term Investments - 50.8%

Collateral Pool Investments for Securities on Loan - 49.1%
Collateral pool allocation (3)		57,068,686

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	2,021,196	2,021,600

Total Short-Term Investments (identified cost $59,090,223)		59,090,286

Total Investments - 149.3% (identified cost $151,620,069)		173,703,040
Other Assets and Liabilities - (49.3)%		(57,357,443)

Total Net Assets - 100.0%		$116,345,597

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 99.3%

Consumer Discretionary - 8.1%

Apparel Retail - 0.6%
Gap, Inc. (1)	78,884	$1,969,734
Auto Parts & Equipment - 2.0%
Lear Corp. (1)	47,622	6,167,525
Cable & Satellite - 1.9%
Comcast Corp., Class A	85,094	5,914,884
Department Stores - 1.4%
Nordstrom, Inc. (1)	80,814	4,519,119
Home Improvement Retail - 1.5%
Lowe’s Cos., Inc. (1)	64,617	4,558,729
Hotels, Resorts & Cruise Lines - 0.7%
Wyndham Worldwide Corp. (1)	30,158	2,171,074

Total Consumer Discretionary		25,301,065

Consumer Staples - 8.2%

Drug Retail - 1.0%
CVS Health Corp. (1)	43,322	3,331,029
Food Distributors - 0.5%
Sysco Corp. (1)	28,060	1,494,195
Food Retail - 0.9%
Kroger Co. (1)	85,772	2,770,436
Hypermarkets & Super Centers - 1.9%
Wal-Mart Stores, Inc. (1)	86,133	6,066,347
Packaged Foods & Meats - 1.4%
Tyson Foods, Inc., Class A	77,156	4,383,232
Soft Drinks - 2.5%
Dr. Pepper Snapple Group, Inc. (1)	44,579	3,866,782
PepsiCo, Inc.	38,418	3,845,642

		7,712,424

Total Consumer Staples		25,757,663

Energy - 10.2%

Integrated Oil & Gas - 4.7%
Exxon Mobil Corp. (1)	167,413	14,615,155
Oil & Gas-Equipment & Services - 1.7%
FMC Technologies, Inc. (1) (2)	155,546	5,329,006
Oil & Gas-Exploration & Production - 2.4%
EOG Resources, Inc. (1)	71,313	7,311,009
Oil & Gas-Refining & Marketing - 1.4%
Valero Energy Corp. (1)	72,225	4,446,171

Total Energy		31,701,341

Financials - 24.5%

Asset Management & Custody Banks - 1.7%
Ameriprise Financial, Inc. (1)	45,821	5,233,216
Consumer Finance - 3.9%
Ally Financial, Inc. (1)	132,970	2,582,277
Discover Financial Services (1)	105,453	7,146,550
Synchrony Financial	71,696	2,477,814

		12,206,641

Diversified Banks - 8.2%
Bank of America Corp.	210,982	4,455,940
Citigroup, Inc. (1)	158,216	8,921,800
Wells Fargo & Co. (1)	233,100	12,335,652

		25,713,392
Life & Health Insurance - 3.5%
Lincoln National Corp. (1)	99,539	6,380,450
Unum Group (1)	110,467	4,669,440

		11,049,890
Multi-Line Insurance - 2.2%
American International Group, Inc. (1)	107,282	6,794,169
Property & Casualty Insurance - 1.8%
Allstate Corp.	25,880	1,809,530
Travelers Cos., Inc. (1)	32,460	3,679,341

		5,488,871
Regional Banks - 2.4%
Keycorp	345,076	5,973,266
PNC Financial Services Group, Inc. (1)	14,375	1,589,012

		7,562,278
Reinsurance - 0.8%
Reinsurance Group of America, Inc. (1)	20,936	2,555,239

Total Financials		76,603,696

Healthcare - 11.1%

Biotechnology - 1.1%
Amgen, Inc. (1)	24,706	3,559,394
Healthcare Equipment - 1.8%
Becton, Dickinson and Co. (1)	21,695	3,668,624
C.R. Bard, Inc. (1)	8,645	1,820,205

		5,488,829
Healthcare Facilities - 0.6%
HCA Holdings, Inc. (1) (2)	24,535	1,739,286
Healthcare Services - 0.4%
DaVita, Inc. (1) (2)	18,060	1,144,101
Pharmaceuticals - 7.2%
Johnson & Johnson	74,316	8,271,371
Merck & Co., Inc. (1)	82,303	5,036,120
Pfizer, Inc.	290,862	9,348,305

		22,655,796

Total Healthcare		34,587,406

Industrials - 13.4%

Aerospace & Defense - 3.7%
Boeing Co. (1)	36,084	5,432,807
Huntington Ingalls Industries, Inc. (1)	19,949	3,566,083
Spirit AeroSystems Holdings, Inc., Class A (1) (2)	43,140	2,512,905

		11,511,795
Air Freight & Logistics - 0.5%
FedEx Corp. (1)	8,196	1,570,927
Airlines - 2.2%
JetBlue Airways Corp. (2)	72,266	1,451,824
Southwest Airlines Co. (1)	116,642	5,436,684

		6,888,508
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. (1) (2)	43,069	2,670,709
Quanta Services, Inc. (2)	124,965	4,213,820

		6,884,529

Construction Machinery & Heavy Trucks - 1.2%
Cummins, Inc. (1)	26,949	3,820,829
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc. (1)	17,069	1,914,630
Industrial Machinery - 1.0%
Dover Corp.	20,868	1,515,226
Stanley Black & Decker, Inc.	12,332	1,462,945

		2,978,171
Trading Companies & Distributors - 2.0%
United Rentals, Inc. (1) (2)	62,994	6,369,323

Total Industrials		41,938,712

Information Technology - 10.9%

Application Software - 0.3%
Citrix Systems, Inc. (1) (2)	10,557	915,608
Communications Equipment - 4.2%
Cisco Systems, Inc.	324,226	9,668,419
F5 Networks, Inc. (1) (2)	14,855	2,090,841
Juniper Networks, Inc.	47,636	1,311,896

		13,071,156
Consulting & Other Services - 0.6%
Teradata Corp. (1) (2)	70,882	1,903,182
Electronic Manufacturing Services - 1.0%
Flex, Ltd. (1) (2)	219,390	3,124,113
Semiconductor Equipment - 2.7%
Applied Materials, Inc. (1)	151,487	4,877,882
Teradyne, Inc.	150,819	3,676,967

		8,554,849
Semiconductors - 1.5%
Intel Corp. (1)	134,521	4,667,879
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (2)	44,187	1,712,246

Total Information Technology		33,949,033

Materials - 3.2%

Metal & Glass Containers - 1.5%
Berry Plastics Group, Inc. (1) (2)	94,396	4,698,089
Paper Packaging - 1.0%
Avery Dennison Corp.	16,700	1,203,402
International Paper Co. (1)	42,184	2,055,205

		3,258,607
Steel - 0.7%
Steel Dynamics, Inc. (1)	60,044	2,130,361

Total Materials		10,087,057

Real Estate - 2.9%

Office REIT’s - 2.4%
Boston Properties, Inc. (1)	41,195	5,103,237
Highwoods Properties, Inc. (1)	48,307	2,321,634

		7,424,871
Residential REIT’s - 0.5%
Essex Property Trust, Inc. (1)	7,854	1,695,836

Total Real Estate		9,120,707

Telecommunication Services - 1.8%

Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc. (1)	113,918	5,684,508

Utilities - 5.0%

Electric Utilities - 2.8%
American Electric Power Co., Inc.	88,647	5,234,605
Entergy Corp. (1)	49,780	3,421,380

		8,655,985
Multi-Utilities - 2.2%
Ameren Corp.	28,941	1,421,582
PG&E Corp. (1)	94,757	5,571,711

		6,993,293

Total Utilities		15,649,278

Total Common Stocks (identified cost $263,218,890)		310,380,466

Short-Term Investments - 50.7%

Collateral Pool Investments for Securities on Loan - 49.6%
Collateral pool allocation (3)		155,052,024

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	3,343,467	3,344,136

Total Short-Term Investments (identified cost $158,395,592)		158,396,160

Total Investments - 150.0% (identified cost $421,614,482)		468,776,626
Other Assets and Liabilities - (50.0)%		(156,355,428)

Total Net Assets - 100.0%		$312,421,198

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Consumer Discretionary - 17.1%

Advertising - 0.8%
Omnicom Group, Inc. (1)	22,917	$1,992,404
Apparel, Accessories & Luxury Goods - 0.7%
Michael Kors Holdings, Ltd. (1) (2)	40,821	1,897,768
Cable & Satellite - 5.0%
Comcast Corp., Class A (1)	118,043	8,205,169
Sirius XM Holdings, Inc. (1)	1,106,914	5,058,597

		13,263,766
Home Improvement Retail - 1.5%
Home Depot, Inc.	30,177	3,904,904
Hotels, Resorts & Cruise Lines - 1.6%
Wyndham Worldwide Corp. (1)	59,189	4,261,016
Internet Retail - 5.8%
Amazon.com, Inc. (1) (2)	15,063	11,305,836
Priceline Group, Inc. (1) (2)	2,543	3,823,858

		15,129,694
Leisure Facilities - 1.7%
Vail Resorts, Inc. (1)	28,594	4,529,290

Total Consumer Discretionary		44,978,842

Consumer Staples - 6.9%

Drug Retail - 0.3%
CVS Health Corp. (1)	10,235	786,969
Food Distributors - 0.5%
Sysco Corp.	24,486	1,303,879
Packaged Foods & Meats - 3.2%
Kraft Heinz Co.	39,493	3,224,603
Post Holdings, Inc. (1) (2)	27,220	2,077,703
Tyson Foods, Inc., Class A	54,180	3,077,966

		8,380,272
Soft Drinks - 2.9%
PepsiCo, Inc.	75,799	7,587,480

Total Consumer Staples		18,058,600

Energy - 2.1%

Integrated Oil & Gas - 1.4%
Occidental Petroleum Corp. (1)	50,659	3,615,026
Oil & Gas-Exploration & Production - 0.7%
EOG Resources, Inc. (1)	19,521	2,001,293

Total Energy		5,616,319

Financials - 4.1%

Consumer Finance - 2.4%
Discover Financial Services	69,389	4,702,493
Synchrony Financial	46,833	1,618,548

		6,321,041

Financial Exchanges & Data - 0.7%
MSCI, Inc. (1)	22,629	1,783,165
Regional Banks - 0.5%
Citizens Financial Group, Inc.	41,193	1,380,377
Reinsurance - 0.5%
Reinsurance Group of America, Inc. (1)	11,052	1,348,897

Total Financials		10,833,480

Healthcare - 18.3%

Biotechnology - 6.4%
Amgen, Inc. (1)	48,387	6,971,115
Celgene Corp. (1) (2)	51,177	6,064,986
Gilead Sciences, Inc. (1)	52,161	3,844,266

		16,880,367
Healthcare Equipment - 3.7%
C.R. Bard, Inc. (1)	12,857	2,707,041
Hologic, Inc. (1) (2)	115,435	4,418,852
Intuitive Surgical, Inc. (1) (2)	3,939	2,535,692

		9,661,585
Healthcare Supplies - 1.8%
Align Technology, Inc. (1) (2)	50,687	4,716,425
Life Sciences Tools & Services - 0.8%
Waters Corp. (1) (2)	15,777	2,123,111
Managed Healthcare - 3.5%
Molina Healthcare, Inc. (1) (2)	63,534	3,358,407
UnitedHealth Group, Inc.	22,141	3,505,363
WellCare Health Plans, Inc. (1) (2)	18,271	2,503,493

		9,367,263
Pharmaceuticals - 2.1%
Johnson & Johnson	39,728	4,421,727
Mallinckrodt PLC (1) (2)	19,080	1,005,516

		5,427,243

Total Healthcare		48,175,994

Industrials - 9.8%

Aerospace & Defense - 3.1%
Curtiss-Wright Corp.	30,526	3,068,473
Huntington Ingalls Industries, Inc.	28,839	5,155,260

		8,223,733
Airlines - 1.3%
JetBlue Airways Corp. (2)	174,534	3,506,388
Construction & Engineering - 0.6%
Valmont Industries, Inc. (1)	9,873	1,470,090
Construction Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc. (1)	99,208	3,290,729
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc. (1)	25,471	2,857,082
Industrial Machinery - 1.2%
Stanley Black & Decker, Inc.	27,109	3,215,941
Trading Companies & Distributors - 1.3%
United Rentals, Inc. (1) (2)	32,997	3,336,327

Total Industrials		25,900,290

Information Technology - 31.5%

Application Software - 4.4%
Adobe Systems, Inc. (2)	31,452	3,233,580
Cadence Design Systems, Inc. (1) (2)	193,530	5,085,968
Synopsys, Inc. (1) (2)	52,522	3,176,531

		11,496,079

Communications Equipment - 3.3%
Cisco Systems, Inc.	142,274	4,242,611
F5 Networks, Inc. (1) (2)	21,992	3,095,374
Palo Alto Networks, Inc. (1) (2)	8,712	1,170,631

		8,508,616
Consulting & Other Services - 1.5%
Teradata Corp. (1) (2)	150,113	4,030,534
Data Processing & Outsourced Services - 2.3%
MasterCard, Inc., Class A	17,338	1,771,943
Visa, Inc., Class A (1)	55,134	4,262,961

		6,034,904
Internet Software & Services - 7.6%
Alphabet, Inc., Class A (2)	4,597	3,566,720
Alphabet, Inc., Class C (2)	11,638	8,822,070
eBay, Inc. (2)	45,880	1,275,923
Facebook, Inc., Class A (1) (2)	53,991	6,393,614

		20,058,327
Semiconductor Equipment - 1.7%
Applied Materials, Inc. (1)	108,379	3,489,804
Lam Research Corp. (1)	9,475	1,004,539

		4,494,343
Semiconductors - 2.2%
NVIDIA Corp. (1)	62,716	5,782,415
Systems Software - 4.9%
Microsoft Corp.	139,106	8,382,528
Oracle Corp. (1)	89,264	3,587,520
Red Hat, Inc. (1) (2)	12,280	971,471

		12,941,519
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (1)	86,224	9,529,477

Total Information Technology		82,876,214

Materials - 3.1%

Metal & Glass Containers - 2.1%
Berry Plastics Group, Inc. (1) (2)	108,173	5,383,770
Steel - 1.0%
Steel Dynamics, Inc. (1)	75,179	2,667,351

Total Materials		8,051,121

Real Estate - 2.9%

Office REIT’s - 1.0%
Douglas Emmett, Inc., REIT	72,810	2,671,399
Retail REIT’s - 0.4%
Realty Income Corp.	20,046	1,111,350
Specialized REIT’s - 1.5%
EPR Properties	55,058	3,828,734

Total Real Estate		7,611,483

Telecommunication Services - 3.2%

Integrated Telecommunication Services - 3.2%
AT&T, Inc. (1)	108,472	4,190,273
Verizon Communications, Inc. (1)	85,504	4,266,650

Total Telecommunication Services		8,456,923

Total Common Stocks (identified cost $216,763,990)		260,559,266

Short-Term Investments - 47.1%

Collateral Pool Investments for Securities on Loan - 45.4%
Collateral pool allocation (3)		119,658,991

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	4,421,222	4,422,106

Total Short-Term Investments (identified cost $124,080,568)		124,081,097

Total Investments - 146.1% (identified cost $340,844,558)		384,640,363
Other Assets and Liabilities - (46.1)%		(121,288,571)

Total Net Assets - 100.0%		$263,351,792

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.4%

Consumer Discretionary - 6.7%

Apparel Retail - 1.0%
American Eagle Outfitters, Inc. (1)	138,072	$2,286,473
Auto Parts & Equipment - 1.6%
Lear Corp. (1)	27,055	3,503,893
Automotive Retail - 0.9%
Murphy USA, Inc. (1) (2)	29,854	2,035,744
Department Stores - 1.9%
Kohl’s Corp.	51,310	2,762,017
Macy’s, Inc. (1)	38,250	1,614,150

		4,376,167
Restaurants - 1.3%
Brinker International, Inc. (1)	56,908	3,022,384

Total Consumer Discretionary		15,224,661

Consumer Staples - 4.6%

Agricultural Products - 2.1%
Bunge, Ltd. (1)	32,481	2,217,802
Ingredion, Inc.	22,389	2,628,021

		4,845,823
Food Distributors - 1.2%
Sysco Corp. (1)	52,243	2,781,940
Packaged Foods & Meats - 1.3%
Post Holdings, Inc. (1) (2)	38,250	2,919,623

Total Consumer Staples		10,547,386

Energy - 8.6%

Oil & Gas-Drilling - 2.9%
Nabors Industries, Ltd. (1)	186,831	3,007,979
Patterson-UTI Energy, Inc. (1)	136,206	3,632,614

		6,640,593
Oil & Gas-Exploration & Production - 4.7%
Diamondback Energy, Inc. (1) (2)	22,389	2,414,654
QEP Resources, Inc. (1)	157,663	3,099,654
Rice Energy, Inc. (1) (2)	97,085	2,364,020
SM Energy Co. (1)	68,269	2,721,202

		10,599,530
Oil & Gas-Refining & Marketing - 1.0%
Valero Energy Corp. (1)	38,250	2,354,670

Total Energy		19,594,793

Financials - 17.7%

Asset Management & Custody Banks - 2.6%
Ameriprise Financial, Inc.	29,854	3,409,625
Northern Trust Corp.	29,965	2,461,625

		5,871,250
Consumer Finance - 2.6%
Discover Financial Services (1)	49,444	3,350,820
Synchrony Financial	72,768	2,514,862

		5,865,682

Life & Health Insurance - 1.4%
Lincoln National Corp. (1)	48,511	3,109,555
Multi-Line Insurance - 1.5%
American Financial Group, Inc. (1)	41,981	3,452,098
Property & Casualty Insurance - 2.6%
Aspen Insurance Holdings, Ltd. (1)	66,238	3,374,826
Old Republic International Corp. (1)	144,602	2,584,038

		5,958,864
Regional Banks - 6.0%
Keycorp	207,108	3,585,040
Regions Financial Corp. (1)	221,102	2,993,721
SunTrust Banks, Inc.	82,097	4,264,939
TCF Financial Corp. (1)	172,164	2,987,045

		13,830,745
Reinsurance - 1.0%
Everest Re Group, Ltd.	11,195	2,357,107

Total Financials		40,445,301

Healthcare - 5.9%

Biotechnology - 0.9%
United Therapeutics Corp. (1) (2)	15,859	1,992,049
Healthcare Equipment - 2.3%
Hill-Rom Holdings, Inc. (1)	44,768	2,387,925
Hologic, Inc. (1) (2)	73,701	2,821,274

		5,209,199
Healthcare Services - 1.3%
Quest Diagnostics, Inc. (1)	32,652	2,855,744
Life Sciences Tools & Services - 1.4%
Quintiles IMS Holdings, Inc. (1) (2)	42,915	3,297,160

Total Healthcare		13,354,152

Industrials - 16.2%

Aerospace & Defense - 1.6%
Spirit AeroSystems Holdings, Inc., Class A (1) (2)	63,438	3,695,263
Airlines - 1.2%
JetBlue Airways Corp. (1) (2)	134,340	2,698,890
Building Products - 1.1%
Owens Corning (1)	47,578	2,444,558
Construction & Engineering - 1.9%
Jacobs Engineering Group, Inc. (2)	70,902	4,396,633
Construction Machinery & Heavy Trucks - 0.9%
Allison Transmission Holdings, Inc. (1)	63,732	2,113,990
Environmental & Facilities Services - 2.1%
Republic Services, Inc. (1)	83,963	4,659,107
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc. (1)	21,457	2,406,832
Industrial Machinery - 1.4%
Parker-Hannifin Corp. (1)	22,389	3,110,504
Railroads - 1.0%
Kansas City Southern (1)	26,121	2,317,194
Trading Companies & Distributors - 2.4%
United Rentals, Inc. (1) (2)	21,457	2,169,517
WESCO International, Inc. (1) (2)	49,444	3,357,248

		5,526,765
Trucking - 1.5%
Ryder System, Inc. (1)	44,780	3,506,274

Total Industrials		36,876,010

Information Technology - 9.6%

Application Software - 2.6%
Citrix Systems, Inc. (1) (2)	30,786	2,670,070
Synopsys, Inc. (2)	53,177	3,216,145

		5,886,215
Data Processing & Outsourced Services - 1.4%
Alliance Data Systems Corp. (1)	13,994	3,201,547
Electronic Manufacturing Services - 1.0%
Jabil Circuit, Inc. (1)	108,357	2,291,751
Semiconductor Equipment - 1.2%
Lam Research Corp. (1)	27,055	2,868,371
Semiconductors - 1.6%
ON Semiconductor Corp. (1) (2)	314,393	3,703,550
Technology Hardware, Storage & Peripherals - 1.8%
Western Digital Corp. (1)	63,184	4,022,293

Total Information Technology		21,973,727

Materials - 6.8%

Commodity Chemicals - 2.3%
Cabot Corp.	43,847	2,233,128
Westlake Chemical Corp. (1)	49,444	2,925,601

		5,158,729
Diversified Chemicals - 1.1%
Eastman Chemical Co. (1)	33,586	2,522,980
Paper Packaging - 1.0%
Avery Dennison Corp.	33,355	2,403,561
Paper Products - 1.1%
Domtar Corp. (1)	62,506	2,454,611
Steel - 1.3%
Nucor Corp. (1)	49,444	3,074,923

Total Materials		15,614,804

Real Estate - 12.6%

Diversified REIT’s - 1.3%
Liberty Property Trust, REIT (1)	75,566	2,977,300
Hotel & Resort REIT’s - 1.5%
Host Hotels & Resorts, Inc. (1)	191,249	3,411,882
Office REIT’s - 4.2%
Boston Properties, Inc. (1)	18,923	2,344,181
Corporate Office Properties Trust (1)	122,213	3,497,736
Highwoods Properties, Inc. (1)	42,549	2,044,905
SL Green Realty Corp. (1)	14,926	1,572,604

		9,459,426
Real Estate Development - 1.0%
Howard Hughes Corp. (1) (2)	19,591	2,229,456
Residential REIT’s - 2.3%
Essex Property Trust, Inc. (1)	16,792	3,625,729
Mid-America Apartment Communities, Inc. (1)	18,658	1,709,632

		5,335,361
Specialized REIT’s - 2.3%
EPR Properties	40,116	2,789,667
Extra Space Storage, Inc. (1)	36,384	2,552,701

		5,342,368

Total Real Estate		28,755,793

Utilities - 8.7%

Electric Utilities - 4.0%
Entergy Corp. (1)	41,981	2,885,354
Great Plains Energy, Inc.	120,347	3,175,958
Pinnacle West Capital Corp. (1)	41,981	3,103,655

		9,164,967
Gas Utilities - 1.8%
UGI Corp. (1)	89,560	4,012,288
Multi-Utilities - 2.9%
Ameren Corp.	71,835	3,528,535
Public Service Enterprise Group, Inc. (1)	77,432	3,198,716

		6,727,251

Total Utilities		19,904,506

Total Common Stocks (identified cost $199,710,701)		222,291,133

Short-Term Investments - 52.2%

Collateral Pool Investments for Securities on Loan - 49.4%
Collateral pool allocation (3)		112,750,840

Mutual Funds - 2.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	6,340,907	6,342,175

Total Short-Term Investments (identified cost $119,092,422)		119,093,015

Total Investments - 149.6% (identified cost $318,803,123)		341,384,148
Other Assets and Liabilities - (49.6)%		(113,242,721)

Total Net Assets - 100.0%		$228,141,427

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 21.6%

Apparel Retail - 2.2%
Ross Stores, Inc.	39,500	$2,669,805
Apparel, Accessories & Luxury Goods - 1.4%
Carter’s, Inc. (1)	18,200	1,661,478
Auto Parts & Equipment - 2.1%
Lear Corp. (1)	18,800	2,434,788
Automobile Manufacturers - 1.2%
Thor Industries, Inc. (1)	13,800	1,387,866
Consumer Electronics - 1.6%
Harman International Industries, Inc.	16,900	1,848,353
Distributors - 2.0%
LKQ Corp. (1) (2)	70,700	2,321,081
General Merchandise Stores - 3.8%
Burlington Stores, Inc. (1) (2)	21,446	1,885,532
Dollar Tree, Inc. (1) (2)	29,500	2,600,720

		4,486,252
Homebuilding - 1.5%
D.R. Horton, Inc.	66,100	1,832,292
Leisure Facilities - 1.7%
Vail Resorts, Inc. (1)	13,000	2,059,200
Leisure Products - 1.3%
Brunswick Corp. (1)	30,500	1,528,660
Movies & Entertainment - 1.7%
Live Nation Entertainment, Inc. (1) (2)	73,800	2,042,784
Specialty Stores - 1.1%
Dick’s Sporting Goods, Inc. (1)	21,200	1,252,284

Total Consumer Discretionary		25,524,843

Consumer Staples - 5.7%

Agricultural Products - 1.5%
Ingredion, Inc.	15,400	1,807,652
Household Products - 1.2%
Church & Dwight Co., Inc. (1)	31,300	1,370,627
Packaged Foods & Meats - 3.0%
Post Holdings, Inc. (1) (2)	27,000	2,060,910
Tyson Foods, Inc., Class A	26,800	1,522,508

		3,583,418

Total Consumer Staples		6,761,697

Energy - 1.3%

Oil & Gas-Exploration & Production - 1.3%
Newfield Exploration Co. (1) (2)	32,700	1,478,694

Financials - 6.2%

Asset Management & Custody Banks - 1.1%
Federated Investors, Inc. (1)	48,800	1,341,512
Financial Exchanges & Data - 1.2%
MSCI, Inc. (1)	18,500	1,457,800

Multi-Line Insurance - 1.0%
American Financial Group, Inc. (1)	13,500	1,110,105
Property & Casualty Insurance - 1.0%
Old Republic International Corp. (1)	63,800	1,140,106
Regional Banks - 1.9%
Citizens Financial Group, Inc. (1)	67,800	2,271,978

Total Financials		7,321,501

Healthcare - 16.8%

Biotechnology - 2.4%
Incyte Corp. (1) (2)	16,500	1,687,785
United Therapeutics Corp. (1) (2)	9,200	1,155,612

		2,843,397
Healthcare Equipment - 6.1%
Hill-Rom Holdings, Inc.	34,600	1,845,564
Hologic, Inc. (1) (2)	61,500	2,354,220
IDEXX Laboratories, Inc. (1) (2)	12,500	1,470,625
Teleflex, Inc. (1)	10,200	1,508,886

		7,179,295
Healthcare Services - 1.3%
DaVita, Inc. (1) (2)	25,400	1,609,090
Healthcare Supplies - 1.6%
Align Technology, Inc. (1) (2)	20,800	1,935,440
Healthcare Technology - 0.9%
athenahealth, Inc. (1) (2)	11,400	1,078,440
Life Sciences Tools & Services - 1.8%
Waters Corp. (2)	15,600	2,099,292
Managed Healthcare - 2.0%
WellCare Health Plans, Inc. (1) (2)	17,000	2,329,340
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (1) (2)	7,880	816,604

Total Healthcare		19,890,898

Industrials - 14.2%

Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	12,500	2,234,500
Spirit AeroSystems Holdings, Inc., Class A (1) (2)	32,800	1,910,600

		4,145,100
Airlines - 1.8%
JetBlue Airways Corp. (1) (2)	107,700	2,163,693
Building Products - 3.2%
Fortune Brands Home & Security, Inc. (1)	38,600	2,128,790
Masco Corp.	51,700	1,636,305

		3,765,095
Construction & Engineering - 2.1%
Quanta Services, Inc. (1) (2)	72,300	2,437,956
Industrial Conglomerates - 1.9%
Carlisle Cos., Inc. (1)	20,100	2,254,617
Industrial Machinery - 1.7%
Stanley Black & Decker, Inc.	16,700	1,981,121

Total Industrials		16,747,582

Information Technology - 21.5%

Application Software - 1.7%
Synopsys, Inc. (2)	34,200	2,068,416
Communications Equipment - 2.0%
F5 Networks, Inc. (1) (2)	16,700	2,350,525

Consulting & Other Services - 2.6%
Gartner, Inc. (1) (2)	17,900	1,840,478
Teradata Corp. (1) (2)	43,900	1,178,715

		3,019,193
Data Processing & Outsourced Services - 2.6%
CoreLogic, Inc. (2)	32,300	1,218,679
Euronet Worldwide, Inc. (1) (2)	26,000	1,864,720

		3,083,399
Home Entertainment Software - 2.2%
Electronic Arts, Inc. (1) (2)	33,000	2,614,920
Internet Software & Services - 1.6%
CoStar Group, Inc. (1) (2)	9,700	1,853,767
Semiconductor Equipment - 1.2%
Lam Research Corp. (1)	13,700	1,452,474
Semiconductors - 4.2%
Maxim Integrated Products, Inc.	28,800	1,130,976
NVIDIA Corp. (1)	21,500	1,982,300
ON Semiconductor Corp. (1) (2)	157,600	1,856,528

		4,969,804
Systems Software - 3.4%
Fortinet, Inc. (1) (2)	59,510	1,791,251
Red Hat, Inc. (2)	28,514	2,255,743

		4,046,994

Total Information Technology		25,459,492

Materials - 6.5%

Metal & Glass Containers - 2.1%
Berry Plastics Group, Inc. (1) (2)	50,100	2,493,477
Specialty Chemicals - 1.9%
RPM International, Inc. (1)	41,500	2,195,765
Steel - 2.5%
Steel Dynamics, Inc. (1)	84,200	2,987,416

Total Materials		7,676,658

Real Estate - 4.1%

Office REIT’s - 2.6%
Boston Properties, Inc. (1)	15,400	1,907,752
Highwoods Properties, Inc.	24,600	1,182,276

		3,090,028
Specialized REIT’s - 1.5%
EPR Properties	25,200	1,752,408

Total Real Estate		4,842,436

Total Common Stocks (identified cost $108,909,857)		115,703,801

Short-Term Investments - 49.0%

Collateral Pool Investments for Securities on Loan - 46.3%
Collateral pool allocation (3)		54,805,200

Mutual Funds - 2.7%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	3,160,592	3,161,224

Total Short-Term Investments (identified cost $57,965,805)		57,966,424

Total Investments - 146.9% (identified cost $166,875,662)	173,670,225
Other Assets and Liabilities - (46.9)%	(55,422,776)

Total Net Assets - 100.0%	$118,247,449

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Consumer Discretionary - 7.6%

Apparel Retail - 3.4%
American Eagle Outfitters, Inc. (1)	27,623	$457,437
Cato Corp., Class A (1)	11,333	335,457
Children’s Place, Inc. (1)	4,476	464,832
Express, Inc. (1) (2)	44,588	595,696
Genesco, Inc. (1) (2)	6,993	441,957

		2,295,379
Auto Parts & Equipment - 1.8%
Cooper-Standard Holdings, Inc. (1) (2)	5,445	519,017
Dana, Inc.	43,490	734,546

		1,253,563
Education Services - 0.8%
American Public Education, Inc. (2)	9,913	228,990
K12, Inc. (1) (2)	20,811	305,506

		534,496
Homebuilding - 0.6%
KB Home	25,494	403,825
Leisure Products - 0.2%
JAKKS Pacific, Inc. (1) (2)	16,199	114,203
Tires & Rubber - 0.8%
Cooper Tire & Rubber Co.	13,502	517,127

Total Consumer Discretionary		5,118,593

Consumer Staples - 2.0%

Agricultural Products - 0.7%
Darling Ingredients, Inc. (2)	32,429	438,116
Food Distributors - 0.7%
SpartanNash Co. (1)	13,427	486,192
Packaged Foods & Meats - 0.6%
Sanderson Farms, Inc. (1)	5,179	417,686

Total Consumer Staples		1,341,994

Energy - 4.1%

Oil & Gas-Drilling - 0.4%
Atwood Oceanics, Inc. (1)	25,508	241,306
Oil & Gas-Equipment & Services - 1.2%
Hornbeck Offshore Services, Inc. (1) (2)	27,677	141,429
McDermott International, Inc. (1) (2)	57,518	395,724
Newpark Resources, Inc. (1) (2)	35,172	258,514

		795,667
Oil & Gas-Exploration & Production - 2.1%
Bill Barrett Corp. (1) (2)	54,987	429,999
Carrizo Oil & Gas, Inc. (1) (2)	8,212	347,696
PDC Energy, Inc. (1) (2)	5,220	388,629
RSP Permian, Inc. (2)	6,491	289,823

		1,456,147
Oil & Gas-Refining & Marketing - 0.4%
Green Plains, Inc. (1)	10,651	288,642

Total Energy		2,781,762

Financials - 28.4%

Consumer Finance - 0.5%
Nelnet, Inc., Class A	7,117	359,053
Investment Banking & Brokerage - 0.7%
INTL. FCStone, Inc. (2)	5,133	211,017
Stifel Financial Corp. (2)	5,829	290,576

		501,593
Multi-Line Insurance - 0.9%
Horace Mann Educators Corp.	15,663	628,870
Property & Casualty Insurance - 4.6%
AMERISAFE, Inc. (1)	7,421	471,604
Argo Group International Holdings, Ltd.	10,339	656,009
Employers Holdings, Inc.	13,708	484,578
HCI Group, Inc.	13,384	432,839
Navigators Group, Inc.	1,734	182,764
Selective Insurance Group, Inc.	16,362	672,478
United Fire Group, Inc.	4,910	222,914

		3,123,186
Regional Banks - 17.5%
1st Source Corp.	3,997	157,322
Ameris Bancorp (1)	8,477	380,193
BancFirst Corp.	2,309	189,223
BancorpSouth, Inc. (1)	26,113	745,526
Boston Private Financial Holdings, Inc. (1)	46,373	695,595
Brookline Bancorp, Inc. (1)	30,122	448,818
Central Pacific Financial Corp.	19,694	581,958
City Holding Co. (1)	5,560	341,829
Customers Bancorp, Inc. (1) (2)	16,496	503,128
Enterprise Financial Services Corp.	10,320	396,288
FCB Financial Holdings, Inc., Class A (2)	10,093	446,615
Fidelity Southern Corp. (1)	13,117	292,509
First Interstate BancSystem, Inc., Class A (1)	13,332	503,283
Great Southern Bancorp, Inc. (1)	2,892	143,588
Great Western Bancorp, Inc. (1)	13,504	540,160
Hanmi Financial Corp. (1)	18,646	572,432
Heartland Financial USA, Inc.	8,034	344,257
Hilltop Holdings, Inc. (1)	23,354	656,014
IBERIABANK Corp. (1)	3,541	293,372
Investors Bancorp, Inc. (1)	62,071	840,441
Old National Bancorp	11,122	189,630
Preferred Bank (1)	6,267	282,579
Prosperity Bancshares, Inc.	2,178	144,031
South State Corp. (1)	6,054	514,287
Texas Capital Bancshares, Inc. (1) (2)	6,440	468,510
TriCo Bancshares (1)	7,287	227,792
Wintrust Financial Corp. (1)	13,822	910,040

		11,809,420
Reinsurance - 0.8%
Maiden Holdings, Ltd. (1)	35,018	539,277
Thrifts & Mortgage Finance - 3.4%
First Defiance Financial Corp. (1)	3,646	168,773
HomeStreet, Inc. (1) (2)	19,489	566,156
TrustCo Bank Corp.	22,249	181,329
Walker & Dunlop, Inc. (1) (2)	16,355	480,674
Washington Federal, Inc. (1)	27,158	881,277

		2,278,209

Total Financials		19,239,608

Healthcare - 6.7%

Biotechnology - 0.8%
Acorda Therapeutics, Inc. (1) (2)	14,030	291,824
Emergent BioSolutions, Inc. (1) (2)	9,438	252,561

		544,385

Healthcare Distributors - 0.9%
Aceto Corp. (1)	11,702	239,072
PharMerica Corp. (1) (2)	15,865	381,553

		620,625
Healthcare Equipment - 0.9%
AngioDynamics, Inc. (1) (2)	11,532	187,972
Natus Medical, Inc. (1) (2)	10,033	399,815

		587,787
Healthcare Facilities - 0.7%
Surgical Care Affiliates, Inc. (1) (2)	4,473	188,090
U.S. Physical Therapy, Inc. (1)	4,202	268,928

		457,018
Healthcare Supplies - 0.6%
Merit Medical Systems, Inc. (2)	17,828	419,849
Life Sciences Tools & Services - 0.5%
Luminex Corp. (1) (2)	17,195	349,574
Managed Healthcare - 1.9%
Magellan Health, Inc. (2)	7,517	547,238
Molina Healthcare, Inc. (1) (2)	10,867	574,430
Triple-S Management Corp., Class B (1) (2)	8,069	179,777

		1,301,445
Pharmaceuticals - 0.4%
Lannett Co., Inc. (1) (2)	11,420	261,518

Total Healthcare		4,542,201

Industrials - 15.7%

Aerospace & Defense - 1.2%
DigitalGlobe, Inc. (1) (2)	7,658	246,205
Moog, Inc., Class A (1) (2)	8,533	595,859

		842,064
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (1) (2)	10,983	542,560
Hub Group, Inc., Class A (2)	4,850	207,823

		750,383
Commercial Printing - 0.5%
Quad/Graphics, Inc.	13,140	369,628
Construction & Engineering - 1.4%
EMCOR Group, Inc.	10,412	722,280
MYR Group, Inc. (1) (2)	5,221	195,579

		917,859
Construction Machinery & Heavy Trucks - 1.6%
Greenbrier Cos., Inc. (1)	11,579	449,265
Wabash National Corp. (1) (2)	43,925	605,726

		1,054,991
Electrical Components & Equipment - 0.7%
EnerSys	6,323	503,184
Industrial Machinery - 2.8%
Chart Industries, Inc. (1) (2)	19,384	689,101
Columbus McKinnon Corp.	8,145	214,376
EnPro Industries, Inc.	5,483	333,367
Global Brass & Copper Holdings, Inc. (1)	17,587	503,868
Kadant, Inc.	2,143	134,152

		1,874,864
Office Services & Supplies - 0.8%
ACCO Brands Corp. (1) (2)	44,041	548,311

Research & Consulting Services - 1.3%
FTI Consulting, Inc. (1) (2)	11,462	489,427
RPX Corp. (1) (2)	39,397	411,699

		901,126
Security & Alarm Services - 0.8%
Brink’s Co. (1)	12,748	515,019
Trading Companies & Distributors - 1.8%
Aircastle, Ltd.	15,376	330,276
MRC Global, Inc. (1) (2)	33,208	668,477
Rush Enterprises, Inc., Class A (2)	6,991	211,478

		1,210,231
Trucking - 1.7%
ArcBest Corp. (1)	22,287	678,639
Swift Transportation Co., Class A (1) (2)	18,660	465,940

		1,144,579

Total Industrials		10,632,239

Information Technology - 13.2%

Communications Equipment - 1.3%
Finisar Corp. (1) (2)	20,259	673,207
NETGEAR, Inc. (1) (2)	4,515	242,455

		915,662
Data Processing & Outsourced Services - 2.0%
Convergys Corp. (1)	23,598	610,480
Sykes Enterprises, Inc. (2)	6,604	186,101
Travelport Worldwide, Ltd.	38,175	534,450

		1,331,031
Electronic Components - 2.0%
II-VI, Inc. (2)	21,223	640,934
Vishay Intertechnology, Inc. (1)	45,571	690,401

		1,331,335
Electronic Manufacturing Services - 2.7%
Benchmark Electronics, Inc. (1) (2)	18,759	531,818
Sanmina Corp. (1) (2)	20,376	669,351
TTM Technologies, Inc. (1) (2)	45,195	613,296

		1,814,465
Internet Software & Services - 0.3%
DHI Group, Inc. (1) (2)	34,930	213,073
Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (1) (2)	57,007	673,823
PDF Solutions, Inc. (1) (2)	14,988	352,967
Photronics, Inc. (1) (2)	39,308	393,080
Rudolph Technologies, Inc. (1) (2)	22,701	444,940

		1,864,810
Semiconductors - 0.6%
Diodes, Inc. (1) (2)	16,085	391,670
Technology Distributors - 1.6%
Insight Enterprises, Inc. (1) (2)	12,056	422,201
SYNNEX Corp. (1)	5,646	660,074

		1,082,275

Total Information Technology		8,944,321

Materials - 7.7%

Aluminum - 0.8%
Kaiser Aluminum Corp. (1)	6,479	533,805
Commodity Chemicals - 0.9%
Koppers Holdings, Inc. (2)	11,494	440,795
Tronox, Ltd., Class A	18,823	213,453

		654,248

Forest Products - 0.3%
Boise Cascade Co. (2)	9,258	211,082
Specialty Chemicals - 3.7%
A Schulman, Inc. (1)	8,141	271,095
Innospec, Inc. (1)	10,297	676,513
Minerals Technologies, Inc.	7,468	604,908
OMNOVA Solutions, Inc. (2)	28,841	276,873
Stepan Co.	8,163	662,591

		2,491,980
Steel - 2.0%
Carpenter Technology Corp. (1)	13,812	494,055
Commercial Metals Co. (1)	26,141	575,364
Ryerson Holding Corp. (1) (2)	19,728	282,110

		1,351,529

Total Materials		5,242,644

Real Estate - 8.5%

Diversified REIT’s - 2.8%
American Assets Trust, Inc.	11,509	461,051
First Potomac Realty Trust (1)	30,153	296,404
Select Income REIT (1)	21,358	521,990
Washington Real Estate Investment Trust (1)	20,691	642,662

		1,922,107
Hotel & Resort REIT’s - 2.4%
Chesapeake Lodging Trust (1)	16,496	391,120
Hersha Hospitality Trust (1)	12,363	249,362
RLJ Lodging Trust (1)	30,091	685,774
Ryman Hospitality Properties, Inc. (1)	4,453	262,281

		1,588,537
Industrial REIT’s - 1.6%
DCT Industrial Trust, Inc.	9,950	457,203
First Industrial Realty Trust, Inc. (1)	22,823	603,668

		1,060,871
Retail REIT’s - 0.6%
Getty Realty Corp. (1)	6,536	156,995
Saul Centers, Inc. (1)	3,660	232,373

		389,368
Specialized REIT’s - 1.1%
DuPont Fabros Technology, Inc. (1)	9,779	397,614
EPR Properties	5,225	363,347

		760,961

Total Real Estate		5,721,844

Utilities - 3.4%

Electric Utilities - 3.4%
ALLETE, Inc. (1)	5,469	338,094
El Paso Electric Co. (1)	12,487	562,539
PNM Resources, Inc. (1)	20,332	642,491
Portland General Electric Co. (1)	17,515	728,624

Total Utilities		2,271,748

Total Common Stocks (identified cost $58,391,254)		65,836,954

Short-Term Investments - 52.5%

Collateral Pool Investments for Securities on Loan - 49.4%
Collateral pool allocation (3)		33,426,998

Mutual Funds - 3.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	2,063,764	2,064,177

Total Short-Term Investments (identified cost $35,491,060)		35,491,175

Total Investments - 149.8% (identified cost $93,882,314)	101,328,129
Other Assets and Liabilities - (49.8)%	(33,698,685)

Total Net Assets - 100.0%	$67,629,444

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 10.0%

Apparel Retail - 3.2%
American Eagle Outfitters, Inc. (1)	4,766	$78,925
Cato Corp., Class A (1)	2,629	77,818
Children’s Place, Inc. (1)	1,663	172,703
Express, Inc. (2)	7,893	105,451
Francesca’s Holdings Corp. (1) (2)	4,838	77,311

		512,208
Apparel, Accessories & Luxury Goods - 0.5%
Movado Group, Inc. (1)	2,926	82,659
Auto Parts & Equipment - 2.9%
American Axle & Manufacturing Holdings, Inc. (1) (2)	7,272	113,879
Cooper-Standard Holdings, Inc. (1) (2)	1,225	116,767
Dana, Inc.	8,956	151,267
Tenneco, Inc. (1) (2)	1,378	81,233

		463,146
Education Services - 1.0%
American Public Education, Inc. (2)	3,089	71,356
K12, Inc. (1) (2)	6,247	91,706

		163,062
Housewares & Specialties - 0.4%
Libbey, Inc.	2,784	53,258
Leisure Products - 0.2%
JAKKS Pacific, Inc. (1) (2)	4,562	32,162
Restaurants - 1.0%
BJ’s Restaurants, Inc. (1) (2)	2,649	98,278
Potbelly Corp. (2)	4,277	58,381

		156,659
Tires & Rubber - 0.8%
Cooper Tire & Rubber Co.	3,346	128,152

Total Consumer Discretionary		1,591,306

Consumer Staples - 2.6%

Agricultural Products - 1.0%
Darling Ingredients, Inc. (2)	5,998	81,033
Fresh Del Monte Produce, Inc.	1,225	75,962

		156,995
Food Distributors - 0.9%
SpartanNash Co.	4,008	145,130
Packaged Foods & Meats - 0.7%
Sanderson Farms, Inc. (1)	1,460	117,749

Total Consumer Staples		419,874

Energy - 1.8%

Oil & Gas-Drilling - 0.4%
Atwood Oceanics, Inc. (1)	6,433	60,856
Oil & Gas-Equipment & Services - 0.4%
Hornbeck Offshore Services, Inc. (1) (2)	6,316	32,275
Matrix Service Co. (2)	1,833	38,218

		70,493

Oil & Gas-Exploration & Production - 1.0%
QEP Resources, Inc. (1)	3,662	71,995
RSP Permian, Inc. (2)	2,024	90,372

		162,367

Total Energy		293,716

Financials - 16.6%

Investment Banking & Brokerage - 0.8%
Piper Jaffray Cos. (1) (2)	1,646	120,076
Multi-Line Insurance - 0.9%
Horace Mann Educators Corp.	3,601	144,580
Property & Casualty Insurance - 3.4%
Argo Group International Holdings, Ltd.	1,474	93,525
Employers Holdings, Inc. (1)	4,023	142,213
HCI Group, Inc. (1)	3,357	108,565
Heritage Insurance Holdings, Inc.	3,421	49,365
Selective Insurance Group, Inc.	3,385	139,124

		532,792
Regional Banks - 8.5%
1st Source Corp.	1,420	55,891
BancFirst Corp.	785	64,331
Boston Private Financial Holdings, Inc. (1)	4,904	73,560
Central Pacific Financial Corp.	4,839	142,992
Enterprise Financial Services Corp.	1,760	67,584
Fidelity Southern Corp.	3,721	82,978
First Financial Corp.	1,111	50,884
First Interstate BancSystem, Inc., Class A	1,835	69,271
Great Southern Bancorp, Inc.	634	31,478
Great Western Bancorp, Inc. (1)	1,097	43,880
Hanmi Financial Corp.	3,695	113,437
Heartland Financial USA, Inc.	1,630	69,846
Heritage Financial Corp.	2,120	48,018
Hilltop Holdings, Inc. (1)	2,935	82,444
Investors Bancorp, Inc.	12,872	174,287
Preferred Bank	1,251	56,408
Texas Capital Bancshares, Inc. (1) (2)	1,770	128,767

		1,356,056
Reinsurance - 0.7%
Maiden Holdings, Ltd. (1)	7,524	115,870
Thrifts & Mortgage Finance - 2.3%
HomeStreet, Inc. (1) (2)	2,715	78,871
Walker & Dunlop, Inc. (2)	4,442	130,550
Washington Federal, Inc. (1)	4,636	150,438

		359,859

Total Financials		2,629,233

Healthcare - 14.4%

Biotechnology - 2.7%
Acorda Therapeutics, Inc. (1) (2)	2,976	61,901
Emergent BioSolutions, Inc. (1) (2)	3,558	95,212
Exact Sciences Corp. (1) (2)	1,808	26,704
Exelixis, Inc. (1) (2)	2,448	41,420
Insys Therapeutics, Inc. (1) (2)	4,810	56,710
Ironwood Pharmaceuticals, Inc. (1) (2)	2,320	36,204
Lexicon Pharmaceuticals, Inc. (1) (2)	1,957	29,805
Myriad Genetics, Inc. (1) (2)	2,419	40,373
Retrophin, Inc. (1) (2)	1,712	35,045

		423,374
Healthcare Distributors - 0.3%
PharMerica Corp. (2)	2,062	49,591
Healthcare Equipment - 3.6%
AngioDynamics, Inc. (1) (2)	1,954	31,850

Globus Medical, Inc., Class A (1) (2)	4,780	103,439
LeMaitre Vascular, Inc.	3,139	71,161
Masimo Corp. (1) (2)	2,605	161,171
Natus Medical, Inc. (1) (2)	2,924	116,522
NuVasive, Inc. (1) (2)	608	39,459
Orthofix International NV (1) (2)	1,465	55,187

		578,789
Healthcare Facilities - 0.8%
U.S. Physical Therapy, Inc.	1,946	124,544
Healthcare Services - 1.1%
BioTelemetry, Inc. (2)	7,307	142,121
CorVel Corp. (2)	965	31,073

		173,194
Healthcare Supplies - 0.9%
OraSure Technologies, Inc. (2)	16,330	137,662
Life Sciences Tools & Services - 2.5%
Cambrex Corp. (1) (2)	2,683	134,418
INC Research Holdings, Inc. (1) (2)	3,127	154,787
Luminex Corp. (2)	5,259	106,915

		396,120
Managed Healthcare - 1.7%
Magellan Health, Inc. (2)	2,149	156,447
Molina Healthcare, Inc. (1) (2)	2,241	118,459

		274,906
Pharmaceuticals - 0.8%
Prestige Brands Holdings, Inc. (1) (2)	1,086	51,661
Sucampo Pharmaceuticals, Inc., Class A (1) (2)	4,559	74,084

		125,745

Total Healthcare		2,283,925

Industrials - 17.3%

Aerospace & Defense - 0.9%
DigitalGlobe, Inc. (1) (2)	4,323	138,985
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (1) (2)	3,061	151,213
Airlines - 1.1%
Hawaiian Holdings, Inc. (1) (2)	3,314	170,174
Building Products - 0.9%
Gibraltar Industries, Inc. (2)	3,395	152,775
Construction & Engineering - 1.1%
Argan, Inc.	2,087	126,159
EMCOR Group, Inc.	677	46,964

		173,123
Construction Machinery & Heavy Trucks - 1.6%
Greenbrier Cos., Inc. (1)	3,556	137,973
Wabash National Corp. (1) (2)	8,782	121,104

		259,077
Diversified Support Services - 0.9%
UniFirst Corp. (1)	991	140,078
Electrical Components & Equipment - 0.6%
EnerSys	1,221	97,167
Human Resource & Employment Services - 0.7%
TrueBlue, Inc. (2)	5,195	108,835
Industrial Machinery - 2.3%
Briggs & Stratton Corp.	5,017	103,952
Chart Industries, Inc. (1) (2)	2,811	99,931
Global Brass & Copper Holdings, Inc.	3,931	112,623
Kadant, Inc.	686	42,944

		359,450

Office Services & Supplies - 1.0%
ACCO Brands Corp. (1) (2)	6,643	82,705
Herman Miller, Inc.	2,527	82,128

		164,833
Research & Consulting Services - 0.6%
FTI Consulting, Inc. (1) (2)	677	28,908
RPX Corp. (2)	6,161	64,382

		93,290
Security & Alarm Services - 0.8%
Brink’s Co. (1)	3,076	124,270
Trading Companies & Distributors - 1.9%
H&E Equipment Services, Inc. (1)	5,683	104,624
MRC Global, Inc. (2)	9,535	191,940

		296,564
Trucking - 2.0%
ArcBest Corp.	5,943	180,964
Saia, Inc. (2)	3,156	131,763

		312,727

Total Industrials		2,742,561

Information Technology - 20.6%

Communications Equipment - 2.3%
Ciena Corp. (1) (2)	5,804	124,496
Ixia (2)	5,581	76,739
NETGEAR, Inc. (1) (2)	873	46,880
Plantronics, Inc.	2,249	116,543

		364,658
Consulting & Other Services - 0.4%
Hackett Group, Inc.	3,610	64,114
Data Processing & Outsourced Services - 3.6%
Cardtronics PLC (1) (2)	3,007	148,756
Convergys Corp. (1)	1,642	42,479
CSG Systems International, Inc.	2,813	125,178
Sykes Enterprises, Inc. (2)	4,312	121,512
Travelport Worldwide, Ltd.	10,116	141,624

		579,549
Electronic Components - 1.3%
Rogers Corp. (2)	1,059	78,705
Vishay Intertechnology, Inc. (1)	8,023	121,548

		200,253
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (1) (2)	1,719	110,360
Electronic Manufacturing Services - 2.8%
Benchmark Electronics, Inc. (2)	5,517	156,407
Methode Electronics, Inc. (1)	3,418	126,295
Sanmina Corp. (1) (2)	4,848	159,257

		441,959
Internet Software & Services - 1.1%
Blucora, Inc. (2)	9,480	134,142
DHI Group, Inc. (2)	6,868	41,895

		176,037
Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (1) (2)	12,412	146,710
Entegris, Inc. (1) (2)	6,414	115,131
Photronics, Inc. (1) (2)	11,909	119,090
Rudolph Technologies, Inc. (2)	4,958	97,177

		478,108

Semiconductors - 1.3%
Alpha & Omega Semiconductor, Ltd. (2)	2,140	46,545
Integrated Device Technology, Inc. (1) (2)	5,463	127,834
IXYS Corp.	3,078	36,013

		210,392
Systems Software - 2.8%
Barracuda Networks, Inc. (1) (2)	3,864	85,163
CommVault Systems, Inc. (2)	1,725	93,150
Gigamon, Inc. (1) (2)	2,302	122,812
Qualys, Inc. (1) (2)	2,656	88,179
Rubicon Project, Inc. (2)	6,628	50,041

		439,345
Technology Distributors - 1.3%
Insight Enterprises, Inc. (2)	4,606	161,302
SYNNEX Corp. (1)	364	42,555

		203,857

Total Information Technology		3,268,632

Materials - 5.9%

Aluminum - 0.3%
Kaiser Aluminum Corp.	486	40,041
Commodity Chemicals - 1.8%
Koppers Holdings, Inc. (2)	3,736	143,276
Trinseo SA (1)	2,335	136,714

		279,990
Metal & Glass Containers - 0.9%
Berry Plastics Group, Inc. (1) (2)	2,862	142,442
Specialty Chemicals - 1.8%
Innospec, Inc.	2,110	138,627
Minerals Technologies, Inc. (1)	790	63,990
OMNOVA Solutions, Inc. (2)	8,548	82,061

		284,678
Steel - 1.1%
Ryerson Holding Corp. (2)	7,947	113,642
SunCoke Energy, Inc. (1) (2)	6,036	68,931

		182,573

Total Materials		929,724

Real Estate - 5.8%

Diversified REIT’s - 2.1%
American Assets Trust, Inc.	2,738	109,684
Cousins Properties, Inc. (1)	7,173	56,738
First Potomac Realty Trust (1)	3,167	31,132
Washington Real Estate Investment Trust (1)	4,558	141,572

		339,126
Hotel & Resort REIT’s - 1.9%
Chesapeake Lodging Trust (1)	3,181	75,421
Hersha Hospitality Trust (1)	4,513	91,027
RLJ Lodging Trust (1)	6,164	140,478

		306,926
Office REIT’s - 0.3%
Mack-Cali Realty Corp. (1)	1,572	42,523
Real Estate Services - 0.3%
Marcus & Millichap, Inc. (2)	1,654	45,402
Retail REIT’s - 0.3%
Saul Centers, Inc. (1)	877	55,681
Specialized REIT’s - 0.9%
DuPont Fabros Technology, Inc. (1)	3,375	137,227

Total Real Estate		926,885

Telecommunication Services - 0.7%

Alternative Carriers - 0.7%
Cogent Communications Holdings, Inc. (1)	2,991	112,013

Utilities - 2.6%

Electric Utilities - 2.6%
El Paso Electric Co.	3,089	139,160
PNM Resources, Inc. (1)	4,069	128,580
Portland General Electric Co. (1)	3,567	148,387

Total Utilities		416,127

Total Common Stocks (identified cost $13,434,713)		15,613,996

Short-Term Investments - 50.1%

Collateral Pool Investments for Securities on Loan - 48.4%
Collateral pool allocation (3)		7,682,888

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	267,495	267,548

Total Short-Term Investments (identified cost $7,950,389)		7,950,436

Total Investments - 148.4% (identified cost $21,385,102)		23,564,432
Other Assets and Liabilities - (48.4)%		(7,688,989)

Total Net Assets - 100.0%		$15,875,443

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 14.1%

Apparel Retail - 1.0%
Francesca’s Holdings Corp. (2)	163,000	$2,604,740
Apparel, Accessories & Luxury Goods - 0.9%
Kate Spade & Co. (2)	170,300	2,528,955
Auto Parts & Equipment - 1.6%
American Axle & Manufacturing Holdings, Inc. (1) (2)	154,100	2,413,206
Gentherm, Inc. (1) (2)	56,300	1,793,155

		4,206,361
Home Furnishings - 1.1%
La-Z-Boy, Inc. (1)	110,486	2,955,500
Homebuilding - 0.9%
Cavco Industries, Inc. (1) (2)	24,500	2,316,475
Household Appliances - 1.2%
iRobot Corp. (1) (2)	57,200	3,260,400
Internet & Direct Marketing Retail - 1.8%
Etsy, Inc. (2)	185,500	2,300,200
Shutterfly, Inc. (1) (2)	50,200	2,543,634

		4,843,834
Leisure Facilities - 0.9%
ClubCorp Holdings, Inc. (1)	174,700	2,271,100
Leisure Products - 0.8%
Callaway Golf Co.	177,400	2,155,410
Restaurants - 2.3%
BJ’s Restaurants, Inc. (1) (2)	58,200	2,159,220
Buffalo Wild Wings, Inc. (1) (2)	15,400	2,596,440
Potbelly Corp. (1) (2)	111,200	1,517,880

		6,273,540
Specialty Stores - 1.6%
Five Below, Inc. (1) (2)	60,800	2,393,088
MarineMax, Inc. (1) (2)	106,500	2,002,200

		4,395,288

Total Consumer Discretionary		37,811,603

Consumer Staples - 2.1%

Agricultural Products - 1.0%
Darling Ingredients, Inc. (2)	197,100	2,662,821
Hypermarkets & Super Centers - 1.1%
PriceSmart, Inc. (1)	31,700	2,894,210

Total Consumer Staples		5,557,031

Energy - 2.2%

Oil & Gas-Equipment & Services - 0.9%
McDermott International, Inc. (1) (2)	327,300	2,251,824
Oil & Gas-Exploration & Production - 1.3%
PDC Energy, Inc. (1) (2)	29,200	2,173,940
Sanchez Energy Corp. (1) (2)	165,900	1,395,219

		3,569,159

Total Energy		5,820,983

Financials - 5.8%

Life & Health Insurance - 0.9%
CNO Financial Group, Inc. (1)	126,900	2,271,510
Property & Casualty Insurance - 0.8%
Employers Holdings, Inc. (1)	60,900	2,152,815
Regional Banks - 2.1%
Great Western Bancorp, Inc. (1)	83,300	3,332,000
Old National Bancorp	141,300	2,409,165

		5,741,165
Reinsurance - 0.9%
Maiden Holdings, Ltd. (1)	161,400	2,485,560
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc.	171,700	2,987,580

Total Financials		15,638,630

Healthcare - 22.2%

Biotechnology - 5.7%
Acorda Therapeutics, Inc. (1) (2)	84,900	1,765,920
Emergent BioSolutions, Inc. (1) (2)	69,600	1,862,496
Exact Sciences Corp. (2)	122,000	1,801,940
Exelixis, Inc. (1) (2)	140,400	2,375,568
Genomic Health, Inc. (2)	77,500	2,358,325
Insys Therapeutics, Inc. (1) (2)	122,400	1,443,096
Ironwood Pharmaceuticals, Inc. (1) (2)	120,400	1,878,842
Lexicon Pharmaceuticals, Inc. (1) (2)	118,600	1,806,278

		15,292,465
Healthcare Equipment - 4.6%
Abaxis, Inc.	41,800	2,156,462
Cardiovascular Systems, Inc. (2)	93,000	2,249,670
Cynosure, Inc., Class A (1) (2)	56,000	2,539,600
Masimo Corp. (2)	55,400	3,427,598
Orthofix International NV (1) (2)	51,200	1,928,704

		12,302,034
Healthcare Services - 0.8%
BioTelemetry, Inc. (1) (2)	112,900	2,195,905
Healthcare Supplies - 0.7%
Spectranetics Corp. (1) (2)	83,700	1,828,845
Healthcare Technology - 2.6%
Medidata Solutions, Inc. (1) (2)	56,500	3,120,495
Omnicell, Inc. (1) (2)	64,600	2,315,910
Vocera Communications, Inc. (2)	83,200	1,514,240

		6,950,645
Life Sciences Tools & Services - 3.4%
Cambrex Corp. (1) (2)	58,800	2,945,880
INC Research Holdings, Inc. (1) (2)	52,800	2,613,600
Luminex Corp. (1) (2)	84,200	1,711,786
PAREXEL International Corp. (1) (2)	33,600	1,982,400

		9,253,666
Managed Healthcare - 2.2%
Magellan Health, Inc. (2)	35,700	2,598,960
WellCare Health Plans, Inc. (1) (2)	23,400	3,206,268

		5,805,228
Pharmaceuticals - 2.2%
Amphastar Pharmaceuticals, Inc. (1) (2)	128,400	2,602,668
Pacira Pharmaceuticals, Inc. (1) (2)	53,348	1,699,134
Supernus Pharmaceuticals, Inc. (2)	79,000	1,702,450

		6,004,252

Total Healthcare		59,633,040

Industrials - 15.8%

Air Freight & Logistics - 1.1%
Hub Group, Inc., Class A (1) (2)	70,800	3,033,780
Building Products - 3.2%
American Woodmark Corp. (1) (2)	30,300	2,322,495
Gibraltar Industries, Inc. (1) (2)	73,000	3,285,000
NCI Building Systems, Inc. (2)	179,700	3,000,990

		8,608,485
Construction & Engineering - 1.2%
Comfort Systems USA, Inc. (1)	101,500	3,268,300
Construction Machinery & Heavy Trucks - 1.0%
Greenbrier Cos., Inc. (1)	70,100	2,719,880
Electrical Components & Equipment - 1.2%
EnerSys (1)	39,700	3,159,326
Human Resource & Employment Services - 2.3%
TriNet Group, Inc. (2)	108,000	2,724,840
WageWorks, Inc. (1) (2)	45,700	3,374,945

		6,099,785
Industrial Machinery - 2.8%
Chart Industries, Inc. (1) (2)	81,900	2,911,545
Lydall, Inc. (1) (2)	38,700	2,310,390
Standex International Corp. (1)	25,200	2,220,120

		7,442,055
Office Services & Supplies - 1.9%
Herman Miller, Inc.	89,400	2,905,500
Interface, Inc.	127,800	2,223,720

		5,129,220
Trading Companies & Distributors - 1.1%
Univar, Inc. (1) (2)	113,900	2,836,110

Total Industrials		42,296,941

Information Technology - 25.6%

Application Software - 2.7%
BroadSoft, Inc. (1) (2)	50,100	2,079,150
Callidus Software, Inc. (1) (2)	143,712	2,256,278
Synchronoss Technologies, Inc. (1) (2)	60,800	2,947,584

		7,283,012
Communications Equipment - 1.7%
Ciena Corp. (1) (2)	130,900	2,807,805
ShoreTel, Inc. (1) (2)	244,200	1,709,400

		4,517,205
Data Processing & Outsourced Services - 0.9%
Travelport Worldwide, Ltd.	169,400	2,371,600
Electronic Components - 1.0%
InvenSense, Inc. (1) (2)	357,600	2,732,064
Electronic Equipment & Instruments - 1.9%
FARO Technologies, Inc. (1) (2)	55,100	2,005,640
Itron, Inc. (1) (2)	48,800	3,132,960

		5,138,600
Internet Software & Services - 4.3%
Brightcove, Inc. (2)	186,000	1,543,800
LogMeIn, Inc. (1)	30,789	3,105,071
Shutterstock, Inc. (1) (2)	52,300	2,461,238
Web.com Group, Inc. (1) (2)	98,800	1,575,860
Yelp, Inc. (1) (2)	77,500	2,883,000

		11,568,969

Semiconductor Equipment - 2.2%
Entegris, Inc. (1) (2)	167,600	3,008,420
Rudolph Technologies, Inc. (1) (2)	147,300	2,887,080

		5,895,500
Semiconductors - 4.1%
Integrated Device Technology, Inc. (1) (2)	124,800	2,920,320
NeoPhotonics Corp. (1) (2)	161,476	2,086,270
Semtech Corp. (2)	104,600	2,939,260
Silicon Laboratories, Inc. (2)	44,200	2,932,670

		10,878,520
Systems Software - 5.9%
A10 Networks, Inc. (1) (2)	201,300	1,650,660
Barracuda Networks, Inc. (1) (2)	124,700	2,748,388
CommVault Systems, Inc. (2)	54,200	2,926,800
Gigamon, Inc. (1) (2)	57,695	3,078,028
Qualys, Inc. (1) (2)	65,100	2,161,320
Rubicon Project, Inc. (2)	189,163	1,428,181
Varonis Systems, Inc. (2)	66,200	1,933,040

		15,926,417
Technology Hardware, Storage & Peripherals - 0.9%
Nimble Storage, Inc. (1) (2)	301,100	2,282,338

Total Information Technology		68,594,225

Materials - 5.2%

Commodity Chemicals - 0.9%
Trinseo SA	40,590	2,376,545
Forest Products - 0.9%
Boise Cascade Co. (1) (2)	111,100	2,533,080
Metal & Glass Containers - 1.2%
Berry Plastics Group, Inc. (1) (2)	66,000	3,284,820
Specialty Chemicals - 1.0%
Minerals Technologies, Inc.	33,400	2,705,400
Steel - 1.2%
Commercial Metals Co. (1)	146,400	3,222,264

Total Materials		14,122,109

Real Estate - 4.9%

Diversified REIT’s - 2.8%
American Assets Trust, Inc. (1)	64,600	2,587,876
Lexington Realty Trust (1)	238,300	2,461,639
Washington Real Estate Investment Trust (1)	77,600	2,410,256

		7,459,771
Hotel & Resort REIT’s - 1.0%
Hersha Hospitality Trust (1)	129,000	2,601,930
Specialized REIT’s - 1.1%
DuPont Fabros Technology, Inc. (1)	76,900	3,126,754

Total Real Estate		13,188,455

Telecommunication Services - 0.9%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	66,718	2,498,589

Total Common Stocks (identified cost $254,751,721)		265,161,606

Short-Term Investments - 46.8%

Collateral Pool Investments for Securities on Loan - 46.0%
Collateral pool allocation (3)		123,272,981

Mutual Funds - 0.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	2,127,170	2,127,595

Total Short-Term Investments (identified cost $125,400,576)	125,400,576

Total Investments - 145.6% (identified cost $380,152,297)	390,562,182
Other Assets and Liabilities - (45.6)%	(122,281,182)

Total Net Assets - 100.0%	$268,281,000

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Austria - 0.6%
Flughafen Wien AG (1)	13,395	$314,528
Belgium - 0.5%
bpost SA	7,434	167,033
Orange Belgium SA (2)	4,930	102,411

		269,444
Bermuda - 3.3%
Argo Group International Holdings, Ltd.	3,696	234,511
Enstar Group, Ltd. (2)	1,828	359,476
Everest Re Group, Ltd.	5,365	1,129,601
Giordano International, Ltd. (1)	220,000	117,708

		1,841,296
Canada - 4.3%
BCE, Inc.	15,070	649,447
First Capital Realty, Inc.	26,539	402,244
George Weston, Ltd.	1,876	156,024
Laurentian Bank of Canada	7,456	296,120
Loblaw Cos., Ltd. (1)	8,813	457,872
Medical Facilities Corp. (1)	5,652	70,476
Metro, Inc.	3,119	94,989
Pure Industrial Real Estate Trust	35,024	138,709
Valener, Inc. (1)	8,372	129,883

		2,395,764
Cayman Islands - 1.5%
Fresh Del Monte Produce, Inc.	9,616	596,288
New Oriental Education & Technology Group, Inc., ADR (2)	3,083	154,674
Uni-President China Holdings, Ltd. (1)	123,000	85,790

		836,752
China - 0.5%
China Telecom Corp., Ltd., Class H	236,000	114,098
Industrial & Commercial Bank of China, Ltd., Class H	290,000	177,593

		291,691
Czech Republic - 0.7%
CEZ AS	22,346	362,717
Denmark - 0.5%
Dfds A/S	4,546	187,141
Matas A/S	8,390	117,119

		304,260
France - 0.2%
Boiron SA	1,004	85,659
Germany - 0.6%
RHOEN KLINIKUM AG	12,208	322,496
Guernsey - 1.7%
Amdocs, Ltd.	16,261	958,911
Hong Kong - 6.0%
China Unicom Hong Kong, Ltd.	84,000	102,015
CLP Holdings, Ltd.	125,500	1,227,251
HK Electric Investments & HK Electric Investments, Ltd. (1)	993,000	873,108
PCCW, Ltd.	1,002,000	582,611
VTech Holdings, Ltd.	27,400	353,605
Yuexiu Real Estate Investment Trust	408,000	228,289

		3,366,879

Hungary - 0.6%
Magyar Telekom Telecommunications PLC	127,448	212,432
Richter Gedeon Nyrt	5,766	115,154

		327,586
Ireland - 0.2%
ICON PLC (2)	1,373	103,854
Israel - 4.4%
Bank Hapoalim BM	60,206	362,371
Bank Leumi Le-Israel BM (2)	243,217	990,313
Bezeq - The Israeli Telecommunication Corp., Ltd.	398,221	735,887
Elbit Systems, Ltd.	3,623	366,716

		2,455,287
Italy - 1.0%
Amplifon SpA (1)	35,817	343,544
Recordati SpA	6,933	188,768

		532,312
Japan - 5.0%
Benesse Holdings, Inc. (1)	9,800	259,980
Duskin Co., Ltd. (1)	22,100	444,106
Hogy Medical Co., Ltd.	2,000	117,477
Kissei Pharmaceutical Co., Ltd. (1)	5,100	119,693
KYORIN Holdings, Inc.	22,800	478,699
Morinaga Milk Industry Co., Ltd.	53,000	363,201
Nippon Telegraph & Telephone Corp.	12,500	505,332
Nisshin Oillio Group, Ltd.	60,000	255,409
Noevir Holdings Co., Ltd.	3,600	112,652
Vital KSK Holdings, Inc. (1)	16,100	135,521

		2,792,070
Malaysia - 2.9%
Public Bank Bhd	191,500	839,581
Tenaga Nasional Bhd	254,700	800,714

		1,640,295
Netherlands - 0.1%
Sligro Food Group NV	1,834	62,793
New Zealand - 3.2%
Argosy Property, Ltd. (1)	248,193	184,559
Chorus, Ltd. (1)	48,348	134,906
Fisher & Paykel Healthcare Corp., Ltd.	81,762	473,654
Infratil, Ltd. (1)	95,322	188,345
Metlifecare, Ltd.	50,095	199,737
Ryman Healthcare, Ltd.	56,470	349,930
Summerset Group Holdings, Ltd.	75,948	261,402

		1,792,533
Philippines - 1.3%
First Philippine Holdings Corp.	81,730	109,291
Globe Telecom, Inc.	6,615	194,207
Manila Electric Co.	79,880	425,662

		729,160
Poland - 0.3%
Asseco Poland SA	11,452	143,296
Singapore - 6.0%
Ascott Residence Trust	112,400	89,004
Cache Logistics Trust, REIT	233,200	132,597
CDL Hospitality Trusts (1)	97,800	90,407
Frasers Centrepoint Trust	238,100	323,923
Mapletree Industrial Trust	99,000	113,273
Mapletree Logistics Trust	589,200	417,231
Raffles Medical Group, Ltd. (1)	244,800	250,206

RHT Health Trust	280,900	170,498
SATS, Ltd.	160,200	537,595
Sheng Siong Group, Ltd.	171,200	123,621
Singapore Airlines, Ltd.	37,100	258,834
StarHub, Ltd.	197,400	396,632
Venture Corp., Ltd.	62,500	423,396

		3,327,217
South Korea - 0.7%
GS Home Shopping, Inc.	1,027	151,100
Kia Motors Corp.	7,613	243,554

		394,654
Switzerland - 4.0%
ALSO Holding AG (2)	2,105	178,574
Bachem Holding AG	1,867	155,170
Cembra Money Bank AG	7,931	586,225
Intershop Holding AG (1)	232	113,410
Novartis AG	7,725	533,767
Roche Holding AG	380	84,731
Sonova Holding AG	2,039	246,477
Valora Holding AG	1,233	348,059

		2,246,413
Taiwan - 4.4%
Chunghwa Telecom Co., Ltd.	349,000	1,177,093
Far EasTone Telecommunications Co., Ltd.	404,000	935,438
Taichung Commercial Bank Co., Ltd.	614,822	177,273
Taiwan Secom Co., Ltd.	56,075	153,061

		2,442,865
Thailand - 1.1%
Thai Beverage PCL	997,900	609,176
United States - 42.5%
Abaxis, Inc.	6,130	316,247
ALLETE, Inc.	3,251	200,977
Allstate Corp.	2,096	146,552
American Express Co.	2,234	160,937
AmerisourceBergen Corp.	12,114	944,771
AT&T, Inc.	9,866	381,124
Atrion Corp.	445	218,317
Avista Corp.	3,456	139,864
Bed Bath & Beyond, Inc.	3,362	150,651
Bryn Mawr Bank Corp.	5,478	201,590
Buckle, Inc.	3,371	85,286
Carter’s, Inc.	1,101	100,510
Chemed Corp.	6,720	1,001,078
Children’s Place, Inc.	2,037	211,542
Cintas Corp.	3,749	429,635
Consolidated Edison, Inc.	13,656	952,779
Dr. Pepper Snapple Group, Inc.	12,702	1,101,771
Edison International	3,417	234,987
Entergy Corp.	7,698	529,084
Equity Commonwealth, REIT (2)	4,891	142,230
Exelon Corp.	19,749	642,040
Forrester Research, Inc.	2,801	114,561
General Mills, Inc.	11,056	673,753
Getty Realty Corp.	13,260	318,505
Haemonetics Corp. (2)	3,720	147,424
ICU Medical, Inc. (2)	2,030	305,008
IDACORP, Inc.	2,464	187,634
Johnson & Johnson	9,574	1,065,586
Kaiser Aluminum Corp.	9,877	813,766
McKesson Corp.	6,169	887,164
Merck & Co., Inc.	17,814	1,090,039
Meridian Bancorp, Inc.	52,511	932,070
Navigators Group, Inc.	3,046	321,048
Owens & Minor, Inc.	26,314	892,308

PepsiCo, Inc.	7,957	796,496
Pfizer, Inc.	33,307	1,070,487
Piedmont Office Realty Trust, Inc., Class A	8,136	159,791
Pinnacle West Capital Corp.	1,533	113,335
Portland General Electric Co.	19,396	806,874
Quidel Corp. (1) (2)	13,725	314,714
Safety Insurance Group, Inc.	2,159	151,886
Sysco Corp.	18,474	983,741
Tyson Foods, Inc., Class A	9,447	536,684
U.S. Physical Therapy, Inc.	3,953	252,992
Verizon Communications, Inc.	22,604	1,127,940
Wal-Mart Stores, Inc.	15,984	1,125,753
WellCare Health Plans, Inc. (2)	1,246	170,727

		23,652,258

Total Common Stocks (identified cost $53,021,960)		54,602,166

Short-Term Investments - 5.1%

Collateral Investment for Securities on Loan - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	1,931,219	1,931,219

Mutual Funds - 1.6%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	883,204	883,204

Total Short-Term Investments (identified cost $2,814,432)		2,814,423

Total Investments - 103.2% (identified cost $55,836,392)		57,416,589
Other Assets and Liabilities - (3.2)%		(1,754,905)

Total Net Assets - 100.0%		$55,661,684

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$366,716	0.6%
Airlines	258,834	0.5
Apparel	100,510	0.2
Auto Manufacturers	243,554	0.4
Banks	3,044,841	5.5
Beverages	2,507,443	4.5
Biotechnology	155,170	0.3
Commercial Services	1,556,017	2.8
Computers	1,102,208	2.0
Cosmetics/Personal Care	112,652	0.2
Distribution/Wholesale	178,574	0.3
Diversified Financial Services	747,162	1.3
Electric	7,794,661	14.0
Electronics	423,396	0.8
Engineering & Construction	852,123	1.5
Food	4,266,542	7.7
Gas	129,884	0.2
Healthcare-Products	2,139,317	3.8
Healthcare-Services	2,982,898	5.4
Insurance	2,343,075	4.2
Mining	813,766	1.5
Pharmaceuticals	8,035,892	14.4
Real Estate	870,711	1.6
Real Estate Investment Trusts	2,153,959	3.9
Retail	2,430,840	4.4
Savings & Loans	932,070	1.7
Telecommunications	7,705,177	13.8
Transportation	354,174	0.6

Total Common Stocks	54,602,166	98.1
Collateral Investment for Securities on Loan	1,931,219	3.5
Mutual Funds	883,204	1.6

Total Investments	57,416,589	103.2
Other Assets and Liabilities	(1,754,905)	(3.2)

Total Net Assets	$55,661,684	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 87.0%

Australia - 5.9%
Australia & New Zealand Banking Group, Ltd.	26,563	$557,275
BHP Billiton, Ltd.	31,160	561,676
CSL, Ltd.	3,466	250,828
Fortescue Metals Group, Ltd.	77,135	334,357
Ramsay Health Care, Ltd. (1)	9,646	504,386
Telstra Corp., Ltd.	187,714	700,018
Woodside Petroleum, Ltd.	38,360	839,044

		3,747,584
Austria - 0.8%
Erste Group Bank AG	18,818	523,337
Belgium - 0.1%
bpost SA	3,618	81,292
Bermuda - 0.2%
Fly Leasing, Ltd. (2)	9,128	126,149
Denmark - 2.1%
Novo Nordisk A/S	33,052	1,120,511
Vestas Wind Systems A/S	3,564	235,151

		1,355,662
Finland - 2.6%
Nokian Renkaat OYJ	3,918	141,517
Orion OYJ	3,545	150,737
UPM-Kymmene OYJ	59,986	1,373,245

		1,665,499
France - 13.2%
Arkema SA	6,709	642,650
Atos SE	3,005	310,618
BNP Paribas SA	8,653	502,381
CNP Assurances	35,947	631,291
Credit Agricole SA	64,900	732,552
Eiffage SA	2,474	163,303
Peugeot SA (2)	77,432	1,142,363
Sanofi	20,042	1,616,691
Societe Generale SA	31,381	1,349,822
Valeo SA	12,067	672,840
Vinci SA	10,063	653,034

		8,417,545
Germany - 5.7%
Allianz SE	2,606	413,743
Bayer AG	4,106	385,521
Evonik Industries AG	40,164	1,119,959
Fresenius SE & Co. KGaA	17,169	1,232,817
Merck KGaA	3,462	346,886
Talanx AG	4,467	141,864

		3,640,790
Ireland - 1.6%
Seagate Technology PLC	25,961	1,041,036
Israel - 0.9%
Bezeq - The Israeli Telecommunication Corp., Ltd.	223,884	413,723
Check Point Software Technologies, Ltd. (2)	1,645	135,433

		549,156

Italy - 0.2%
Recordati SpA	3,691	100,497
Japan - 20.5%
Aoyama Trading Co., Ltd.	13,200	448,250
Asahi Glass Co., Ltd.	56,000	363,690
Chubu Electric Power Co., Inc.	33,300	467,315
Dai Nippon Printing Co., Ltd.	66,000	624,203
Daiwa Securities Group, Inc.	83,000	498,704
Fujikura, Ltd.	132,100	712,431
Fujitsu, Ltd.	42,000	247,730
Heiwado Co., Ltd.	13,900	274,950
Hitachi Maxell, Ltd.	9,700	169,997
Ibiden Co., Ltd.	43,800	594,950
Kawasaki Kisen Kaisha, Ltd. (1)	173,000	379,555
Kirin Holdings Co., Ltd. (1)	87,500	1,425,255
Konica Minolta, Inc. (1)	88,000	839,963
Mitsubishi Chemical Holdings Corp.	92,900	584,254
Mitsubishi UFJ Financial Group, Inc.	19,500	114,165
Monex Group, Inc. (1)	103,500	244,264
Morinaga Milk Industry Co., Ltd.	28,000	191,880
NEC Corp. (1)	225,000	586,076
Nippon Telegraph & Telephone Corp.	41,500	1,677,702
Nissan Motor Co., Ltd.	9,900	91,424
Nisshin Oillio Group, Ltd.	46,000	195,813
Nisshinbo Holdings, Inc.	49,800	482,308
NTT DoCoMo, Inc.	10,800	247,709
Sumitomo Riko Co., Ltd.	10,400	92,360
Toho Holdings Co., Ltd. (1)	5,700	110,408
Tokyo Electron, Ltd.	8,200	750,798
Toppan Printing Co., Ltd.	55,000	498,536
Warabeya Nichiyo Holdings Co., Ltd.	5,700	119,774

		13,034,464
Jersey - 1.8%
Centamin PLC	131,517	213,756
Delphi Automotive PLC	14,208	909,312

		1,123,068
Luxembourg - 0.8%
Subsea 7 SA (2)	18,128	211,650
Ternium SA	10,826	265,129

		476,779
Marshall Islands - 0.1%
Seaspan Corp.	6,617	59,354
Netherlands - 2.9%
AerCap Holdings NV (2)	8,588	367,996
BE Semiconductor Industries NV	11,990	397,811
Boskalis Westminster	13,822	431,420
ING Groep NV	45,511	619,818

		1,817,045
New Zealand - 0.4%
Air New Zealand, Ltd.	145,979	223,306
Norway - 0.7%
Salmar ASA	10,019	314,208
Yara International ASA	3,696	136,749

		450,957
Portugal - 0.8%
EDP - Energias de Portugal SA	172,345	498,113
Singapore - 2.0%
DBS Group Holdings, Ltd.	12,000	146,928
Japfa, Ltd.	206,000	127,910
Mapletree Industrial Trust	224,300	256,638
Oversea-Chinese Banking Corp., Ltd.	22,400	141,900

SATS, Ltd.	74,100	248,663
Singapore Airlines, Ltd.	26,500	184,882
Yanlord Land Group, Ltd.	157,600	152,284

		1,259,205
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	18,621	114,979
Sweden - 1.2%
Nordea Bank AB	75,200	790,094
Switzerland - 6.7%
Lonza Group AG	6,392	1,141,720
Roche Holding AG	7,941	1,770,655
Swiss Re AG	4,467	411,243
TE Connectivity, Ltd.	13,851	936,882

		4,260,500
United Kingdom - 15.6%
Admiral Group PLC	12,139	288,730
British American Tobacco PLC	26,123	1,436,019
Compass Group PLC	65,714	1,127,255
Diageo PLC	10,803	271,010
Go-Ahead Group PLC	2,493	64,849
Imperial Brands PLC	29,007	1,245,958
Johnson Matthey PLC	18,346	718,476
Jupiter Fund Management PLC	26,879	144,445
National Grid PLC	96,135	1,098,434
Reckitt Benckiser Group PLC	14,313	1,211,146
RELX PLC	47,826	822,798
Rio Tinto PLC	17,882	668,981
Royal Mail PLC	68,346	400,721
Unilever PLC	6,988	279,439
WH Smith PLC	7,467	140,888

		9,919,149

Total Common Stocks (identified cost $55,190,976)		55,275,560

Exchange Traded Funds - 10.0%

United States - 10.0%
iShares Core MSCI EAFE	60,324	3,186,917
iShares MSCI EAFE	56,165	3,187,925

Total Exchange Traded Funds (identified cost $6,383,635)		6,374,842

Short-Term Investments - 5.9%

Collateral Investment for Securities on Loan - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	2,356,471	2,356,471

Mutual Funds - 2.2%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	1,409,830	1,409,830

Total Short-Term Investments (identified cost $3,766,406)		3,766,301

Total Investments - 102.9% (identified cost $65,341,017)		65,416,703
Other Assets and Liabilities - (2.9)%		(1,849,425)

Total Net Assets - 100.0%		$63,567,278

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,809,887	4.4%
Airlines	408,187	0.7
Auto Manufacturers	1,233,787	1.9
Auto Parts & Equipment	1,723,669	2.7
Banks	5,593,251	8.8
Beverages	1,696,265	2.7
Biotechnology	250,828	0.4
Building Materials	363,690	0.6
Chemicals	4,343,808	6.8
Commercial Services	2,313,533	3.6
Computers	1,734,818	2.7
Cosmetics/Personal Care	279,439	0.4
Diversified Financial Services	769,298	1.2
Electric	965,428	1.5
Electrical Components & Equipment	712,431	1.1
Electronics	2,287,904	3.6
Energy-Alternate Sources	235,151	0.4
Engineering & Construction	1,496,420	2.4
Food	821,675	1.3
Food Service	1,127,254	1.8
Forest Products & Paper	1,373,245	2.2
Gas	1,098,434	1.7
Healthcare-Services	1,737,203	2.7
Household Products/Wares	1,211,146	1.9
Insurance	1,886,872	3.0
Internet	244,264	0.4
Iron/Steel	599,486	1.0
Mining	1,444,413	2.3
Miscellaneous Manufacturing	932,323	1.5
Oil & Gas	839,044	1.3
Oil & Gas Services	211,650	0.3
Pharmaceuticals	5,601,906	8.8
Real Estate	152,284	0.2
Real Estate Investment Trusts	256,638	0.4
Retail	864,088	1.4
Semiconductors	1,148,609	1.8
Telecommunications	3,521,460	5.5
Transportation	985,772	1.6

Total Common Stocks	55,275,560	87.0
Exchange Traded Funds	6,374,842	10.0
Collateral Investment for Securities on Loan	2,356,471	3.7
Mutual Funds	1,409,830	2.2

Total Investments	65,416,703	102.9
Other Assets and Liabilities	(1,849,425)	(2.9)

Total Net Assets	$63,567,278	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 94.3%

Australia - 10.4%
Brambles, Ltd.	1,397,923	$12,160,448
Computershare, Ltd.	1,223,802	10,483,111
Newcrest Mining, Ltd. (2)	270,138	3,897,905
QBE Insurance Group, Ltd.	867,941	7,159,199
Rio Tinto, Ltd.	123,837	5,281,089
Telstra Corp., Ltd.	826,610	3,082,571
Woodside Petroleum, Ltd.	477,367	10,441,394
Woolworths, Ltd. (1)	591,966	10,006,071

		62,511,788
Belgium - 2.0%
Colruyt SA	105,132	5,313,259
Proximus SADP	248,326	7,020,546

		12,333,805
Finland - 0.9%
Kone OYJ, Class B (1)	124,621	5,489,225
France - 7.5%
Air Liquide SA	98,685	10,049,129
Legrand SA	126,042	7,046,639
Rubis SCA	78,953	6,449,925
Sanofi	158,664	12,798,657
TOTAL SA	181,487	8,647,047

		44,991,397
Germany - 5.2%
Brenntag AG (1)	162,718	8,565,058
Deutsche Post AG	320,589	10,019,999
GEA Group AG (1)	117,139	4,366,346
SAP AG	99,962	8,356,918

		31,308,321
Hong Kong - 7.0%
ASM Pacific Technology, Ltd.	905,100	9,049,250
China Mobile, Ltd.	958,000	10,455,063
CNOOC, Ltd.	5,564,000	7,015,525
Power Assets Holdings, Ltd.	770,000	7,346,097
VTech Holdings, Ltd.	659,800	8,514,920

		42,380,855
Israel - 1.4%
Bezeq - The Israeli Telecommunication Corp., Ltd.	1,795,045	3,317,130
Teva Pharmaceutical Industries, Ltd.	130,840	4,849,341

		8,166,471
Japan - 8.4%
ABC-Mart, Inc.	70,000	4,105,590
Japan Tobacco, Inc.	218,568	7,538,738
KDDI Corp.	320,700	8,406,794
Mitsubishi Electric Corp.	651,000	8,970,775
Nihon Kohden Corp.	303,200	6,800,500
Sumitomo Rubber Industries, Ltd.	440,000	7,265,067
Toyota Tsusho Corp. (1)	289,000	7,222,158

		50,309,622
Malaysia - 2.6%
Axiata Group Bhd	7,759,591	7,280,046
Magnum Bhd	3,042,000	1,518,957
Malayan Banking Bhd	3,821,409	6,648,533

		15,447,536

Netherlands - 4.3%
Koninklijke Vopak NV (1)	171,936	8,036,181
RELX NV (1)	433,082	6,995,188
Unilever NV	270,504	10,858,519

		25,889,888
Norway - 1.8%
Telenor ASA	747,921	11,051,419
Singapore - 5.1%
ComfortDelGro Corp., Ltd.	2,274,000	3,997,963
Sembcorp Industries, Ltd. (1)	2,123,000	3,999,093
Singapore Technologies Engineering, Ltd.	4,244,400	10,008,771
United Overseas Bank, Ltd.	596,000	8,486,664
Venture Corp., Ltd.	606,600	4,109,315

		30,601,806
Sweden - 4.4%
Assa Abloy AB, Class B (1)	288,430	5,454,113
Atlas Copco AB, A Shares (1)	370,069	11,195,000
Svenska Cellulosa AB SCA, B Shares	373,555	9,963,843

		26,612,956
Switzerland - 13.3%
Givaudan SA	2,156	3,842,502
Nestle SA	284,338	19,129,261
Novartis AG	239,045	16,517,076
Panalpina Welttransport Holding AG (1)	38,850	4,841,443
Roche Holding AG	83,457	18,608,933
Schindler Holding AG	22,273	3,956,431
Syngenta AG (2)	11,087	4,228,480
Zurich Insurance Group AG (2)	33,326	8,735,496

		79,859,622
Taiwan - 3.8%
Advantech Co., Ltd.	613,218	4,934,911
Chunghwa Telecom Co., Ltd.	2,405,000	8,111,489
MediaTek, Inc.	1,103,000	7,665,250
Merida Industry Co., Ltd.	528,000	2,310,921

		23,022,571
United Kingdom - 16.2%
BP PLC	967,262	5,560,437
British American Tobacco PLC	209,244	11,502,447
GlaxoSmithKline PLC	520,440	9,738,312
Legal & General Group PLC	3,830,307	11,300,664
National Grid PLC	939,450	10,734,113
Royal Dutch Shell PLC, A Shares	334,092	8,491,014
Royal Dutch Shell PLC, B Shares	243,230	6,447,216
Sky PLC	815,079	7,964,845
SSE PLC	426,361	7,868,575
United Utilities Group PLC	808,487	8,932,239
Vodafone Group PLC	3,719,817	9,024,559

		97,564,421

Total Common Stocks (identified cost $587,173,745)		567,541,703

Preferred Stocks - 1.5%

Germany - 1.5%
Fuchs Petrolub SE (1)	229,607	9,098,816

Total Preferred Stocks (identified cost $8,650,153)		9,098,816

Short-Term Investments - 6.7%

Collateral Investment for Securities on Loan - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	16,934,585	16,934,585

Mutual Funds - 3.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	23,388,928	23,388,928

Total Short-Term Investments (identified cost $40,323,960)		40,323,513

Total Investments - 102.5% (identified cost $636,147,858)		616,964,032
Other Assets and Liabilities - (2.5)%		(15,340,278)

Total Net Assets - 100.0%		$601,623,754

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$19,041,185	3.2%
Auto Parts & Equipment	7,265,067	1.2
Banks	15,135,197	2.5
Chemicals	26,685,169	4.4
Commercial Services	19,155,636	3.2
Computers	15,418,022	2.6
Cosmetics/Personal Care	20,822,362	3.5
Distribution/Wholesale	7,222,158	1.2
Electric	15,214,672	2.5
Electrical Components & Equipment	7,046,639	1.2
Electronics	9,563,427	1.6
Engineering & Construction	10,008,771	1.7
Food	34,448,591	5.7
Gas	17,184,038	2.9
Hand/Machine Tools	3,956,431	0.7
Healthcare-Products	6,800,500	1.1
Holding Companies-Diversified	1,518,957	0.2
Insurance	27,195,359	4.5
Leisure Time	2,310,921	0.4
Machinery-Construction & Mining	20,165,775	3.3
Machinery-Diversified	9,855,572	1.6
Media	7,964,845	1.3
Mining	9,178,994	1.5
Oil & Gas	46,602,633	7.7
Pharmaceuticals	62,512,319	10.4
Pipelines	8,036,181	1.3
Retail	4,105,590	0.7
Semiconductors	16,714,499	2.8
Shipbuilding	3,999,093	0.7
Software	8,356,918	1.4
Telecommunications	76,264,538	12.7
Transportation	18,859,405	3.1
Water	8,932,239	1.5

Total Common Stocks	567,541,703	94.3
Preferred Stocks	9,098,816	1.5
Collateral Investment for Securities on Loan	16,934,585	2.8
Mutual Funds	23,388,928	3.9

Total Investments	616,964,032	102.5
Other Assets and Liabilities	(15,340,278)	(2.5)

Total Net Assets	$601,623,754	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 93.9%

Bermuda - 4.3%
Credicorp, Ltd.	8,755	$1,371,821
Dairy Farm International Holdings, Ltd.	405,015	2,835,105
Jardine Matheson Holdings, Ltd.	27,280	1,478,576

		5,685,502
Cayman Islands - 2.7%
Sands China, Ltd.	725,200	3,571,539
Chile - 2.0%
Aguas Andinas SA, Class A	4,263,203	2,743,354
Egypt - 4.3%
Commercial International Bank Egypt SAE GDR	1,265,531	4,872,294
Edita Food Industries SAE GDR	131,694	895,519

		5,767,813
India - 29.5%
Container Corp. Of India, Ltd.	104,585	1,788,286
Emami, Ltd.	304,317	4,917,162
Hindustan Unilever, Ltd.	152,257	1,878,162
Housing Development Finance Corp., Ltd.	177,246	3,275,670
ICICI Bank, Ltd.	1,448,854	5,611,353
ITC, Ltd.	2,020,505	6,823,183
Jyothy Laboratories, Ltd.	41,563	213,435
Mahindra & Mahindra Financial Services, Ltd.	792,815	3,434,233
Nestle India, Ltd.	28,545	2,626,952
Pidilite Industries, Ltd.	202,693	1,895,334
Titan Co., Ltd.	468,313	2,214,002
Yes Bank, Ltd.	270,024	4,643,143

		39,320,915
Indonesia - 16.4%
Bank Mandiri Persero Tbk PT	8,327,504	6,451,857
Bank Rakyat Indonesia Persero Tbk PT	6,306,400	5,072,109
Hanjaya Mandala Sampoerna Tbk PT	12,121,300	3,398,704
Kalbe Farma Tbk PT	32,341,800	3,579,613
Unilever Indonesia Tbk PT	1,109,600	3,317,952

		21,820,235
Kenya - 1.0%
East African Breweries, Ltd.	562,300	1,353,276
Malaysia - 0.9%
Public Bank Bhd	277,300	1,215,749
Mexico - 9.3%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,817,373	2,411,270
Grupo Financiero Banorte SAB de C.V., Class O (1)	727,139	3,486,917
Grupo Herdez SAB de C.V. (1)	555,373	1,122,838
Wal-Mart de Mexico SAB de C.V. (1)	2,948,634	5,421,210

		12,442,235
Nigeria - 0.8%
Guaranty Trust Bank PLC	15,198,387	1,094,156
Philippines - 3.9%
Universal Robina Corp.	1,510,040	5,158,974

South Africa - 4.9%
Clicks Group, Ltd.	253,311	2,170,260
Life Healthcare Group Holdings, Ltd.	519,427	1,145,304
Mr Price Group, Ltd.	314,803	3,243,628

		6,559,192
South Korea - 0.8%
KT&G Corp.	12,046	1,081,930
Taiwan - 2.2%
President Chain Store Corp.	387,000	2,907,994
Thailand - 1.1%
Kasikornbank PCL	306,669	1,456,870
Turkey - 3.0%
BIM Birlesik Magazalar AS	283,670	3,979,653
United States - 5.8%
Mead Johnson Nutrition Co.	83,810	6,041,863
PriceSmart, Inc.	18,400	1,679,920

		7,721,783
Vietnam - 1.0%
Vietnam Dairy Products JSC	224,640	1,368,064

Total Common Stocks (identified cost $119,390,686)		125,249,234

Participation Notes - 2.9%

United States - 2.9%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/17/2017 (5)	641,463	3,906,526

Total Participation Notes (identified cost $2,536,119)		3,906,526

Short-Term Investments - 7.6%

Collateral Investment for Securities on Loan - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	4,960,443	4,960,443

Mutual Funds - 3.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	5,113,674	5,113,674

Total Short-Term Investments (identified cost $10,074,398)		10,074,117

Total Investments - 104.4% (identified cost $132,001,203)		139,229,877
Other Assets and Liabilities - (4.4)%		(5,900,740)

Total Net Assets - 100.0%		$133,329,137

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$11,303,817	8.5%
Auto Manufacturers	3,434,233	2.6
Banks	35,276,269	26.5
Beverages	1,353,276	1.0
Diversified Financial Services	5,686,940	4.3
Food	17,987,105	13.5
Healthcare-Services	1,145,304	0.9
Holding Companies-Diversified	1,478,576	1.1
Household Products/Wares	5,409,548	4.0
Lodging	3,571,539	2.7
Miscellaneous Manufacturing	1,895,334	1.4
Pharmaceuticals	14,538,638	10.9
Retail	17,637,015	13.2
Transportation	1,788,286	1.3
Water	2,743,354	2.0

Total Common Stocks	125,249,234	93.9
Participation Notes	3,906,526	2.9
Collateral Investment for Securities on Loan	4,960,443	3.7
Mutual Funds	5,113,674	3.9

Total Investments	139,229,877	104.4
Other Assets and Liabilities	(5,900,740)	(4.4)

Total Net Assets	$133,329,137	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 52.2%

Azerbaijan - 1.5%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$198,160
Bermuda - 1.5%
Ooredoo International Finance, Ltd., 3.750%, 6/22/2026 (6)	200,000	197,125
British Virgin Islands - 3.5%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	215,435
Sinopec Group Overseas Development 2015, Ltd., 3.250%, 4/28/2025 (6)	250,000	239,922

		455,357
Cayman Islands - 2.7%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	200,291
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	110,000
Vale Overseas, Ltd., 4.375%, 1/11/2022	50,000	49,750

		360,041
Colombia - 2.9%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	191,500
Ecopetrol SA, 5.375%, 6/26/2026	200,000	193,000

		384,500
Costa Rica - 3.1%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)	200,000	202,122
Banco Nacional de Costa Rica, 6.250%, 11/1/2023	200,000	199,400

		401,522
Hungary - 1.6%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	200,000	205,688
Indonesia - 3.0%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (6)	200,000	192,200
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6)	200,000	206,111

		398,311
Kazakstan - 1.6%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	207,230
Luxembourg - 1.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)	200,000	210,036
Mexico - 10.5%
Alfa SAB de CV, 6.875%, 3/25/2044 (6)	200,000	185,750
America Movil SAB de CV, 6.450%, 12/5/2022 (1) (7)	2,000,000	90,397
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	300,000	279,750
Grupo Idesa SA de CV, 7.875%, 12/18/2020 (6)	200,000	181,000
Nemak SAB de CV, 5.500%, 2/28/2023 (6)	250,000	247,187
Petroleos Mexicanos:
6.375%, 2/4/2021 (1) (6)	150,000	157,470
5.625%, 1/23/2046	300,000	234,315

		1,375,869
Morocco - 3.0%
OCP SA:
4.500%, 10/22/2025 (6)	200,000	190,100
6.875%, 4/25/2044 (6)	200,000	198,301

		388,401
Netherlands - 3.0%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	188,376
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	200,000	201,000

		389,376

Peru - 1.6%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	206,500
Turkey - 7.5%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (6)	200,000	205,314
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (1) (6)	200,000	196,500
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	200,000	188,000
Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017	200,000	200,763
Turkiye Is Bankasi AS, 3.875%, 11/7/2017 (6)	200,000	200,404

		990,981
United Kingdom - 1.8%
Standard Chartered PLC, 3.950%, 1/11/2023 (1) (6)	250,000	242,504
United States - 1.8%
CNOOC Finance 2015 USA LLC, 3.500%, 5/5/2025	250,000	243,803

Total Corporate Bonds & Notes (identified cost $7,106,778)		6,855,404

International Bonds - 39.7%

Argentina - 2.8%
Argentine Republic Government International Bond:
6.250%, 4/22/2019 (6)	200,000	209,800
6.875%, 4/22/2021 (6)	150,000	156,750

		366,550
Armenia - 2.8%
Republic of Armenia, 6.000%, 9/30/2020 (1) (6)	362,000	370,045
Bahrain - 1.2%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)	200,000	160,750
Brazil - 1.6%
Brazilian Government International Bond, 6.000%, 4/7/2026 (1)	200,000	209,600
Colombia - 1.4%
Colombia Government International Bond, 5.000%, 6/15/2045	200,000	185,500
Croatia - 1.6%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)	200,000	210,855
Dominican Republic - 0.8%
Dominican Republic International Bond, 5.875%, 4/18/2024 (6)	100,000	100,224
Ethiopia - 1.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	178,708
Hungary - 2.0%
Hungary Government International Bond, 4.000%, 3/25/2019	250,000	259,530
Indonesia - 5.4%
Indonesia Government International Bond, 4.750%, 1/8/2026 (6)	200,000	210,901
Perusahaan Penerbit SBSN Indonesia II, 4.000%, 11/21/2018 (6)	250,000	258,750
Perusahaan Penerbit SBSN Indonesia III, 3.300%, 11/21/2022	250,000	246,575

		716,226
Oman - 1.5%
Oman Government International Bond, 4.750%, 6/15/2026 (6)	200,000	194,077
Paraguay - 1.5%
Republic of Paraguay, 6.100%, 8/11/2044 (6)	200,000	199,500
Qatar - 1.5%
Qatar Government International Bond, 3.250%, 6/2/2026	200,000	195,630
Rwanda - 1.5%
Rwanda International Government Bond, 6.625%, 5/2/2023 (6)	200,000	195,914
Saudi Arabia - 2.9%
Saudi Government International Bond:
3.250%, 10/26/2026 (6)	200,000	189,377
4.500%, 10/26/2046 (6)	200,000	193,028

		382,405

South Africa - 5.2%
South Africa Government International Bond:
4.875%, 4/14/2026	300,000	299,261
5.000%, 10/12/2046	200,000	183,674
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6)	200,000	203,720

		686,655
Sri Lanka - 1.6%
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	200,000	207,933
Turkey - 1.5%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	200,000	192,474
Vietnam - 1.5%
Vietnam Government International Bond, 4.800%, 11/19/2024 (6)	200,000	199,734

Total International Bonds (identified cost $5,298,780)		5,212,310

Short-Term Investments - 14.6%

Collateral Investment for Securities on Loan - 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	985,850	985,850

Mutual Funds - 7.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	935,690	935,690

Total Short-Term Investments (identified cost $1,921,578)		1,921,540

Total Investments - 106.5% (identified cost $14,327,136)		13,989,254
Other Assets and Liabilities - (6.5)%		(859,628)

Total Net Assets - 100.0%		$13,129,626

TCH Emerging Markets Bond Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Parts & Equipment	$247,188	1.9%
Banks	1,646,353	12.5
Beverages	205,314	1.6
Chemicals	569,401	4.3
Diversified Financial Services	215,435	1.7
Electric	279,750	2.1
Engineering & Construction	110,000	0.8
Food	201,000	1.5
Gas	206,111	1.6
Holding Companies-Diversified	185,750	1.4
Iron/Steel	49,750	0.4
Multi-National	207,230	1.6
Oil & Gas	1,278,545	9.7
Sovereign	205,688	1.6
Telecommunications	867,313	6.6
Transportation	380,576	2.9

Total Corporate Bonds & Notes	6,855,404	52.2
International Bonds	5,212,310	39.7
Collateral Investment for Securities on Loan	985,850	7.5
Mutual Funds	935,690	7.1

Total Investments	13,989,254	106.5
Other Assets and Liabilities	(859,628)	(6.5)

Total Net Assets	$13,129,626	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares, Contracts, Principal Amount, or Units	Value
Bank Loans Purchased Long - 8.2%

Cayman Islands - 0.9%
Offshore Group Investment Ltd., 7.338%, 12/31/2019 (8)	$994,987	$963,894
Luxembourg - 0.0%
Pacific Drilling SA, 4.500%, 6/4/2018 (8) (9)	96,000	30,331
United Kingdom - 0.3%
Air Newco LLC, 6.500%, 1/31/2022 (8)	196,500	187,985
Hyperion Insurance Group Ltd., 5.500%, 4/29/2022 (8) (9)	116,000	115,673

		303,658
United States - 7.0%
21st Century Oncology Holdings, Inc., 7.125%, 4/30/2022 (8)	130,974	118,858
Affinion Group, Inc., 6.750%, 4/30/2018 (8)	516,675	506,344
AMF Bowling Centers, Inc.:
6.000%, 8/17/2023 (8)	194,000	193,212
11.000%, 2/16/2024 (8)	60,000	60,900
Asurion LLC, 8.500%, 3/3/2021 (8)	34,000	34,460
CGG Holding US, Inc., 6.500%, 5/15/2019 (8)	362,560	325,700
CJ Holding Co., 7.250%, 3/24/2022 (8) (9)	31,000	29,004
Confie Seguros Holding II Co.:
10.250%, 5/8/2019 (8)	132,000	129,278
11.500%, 4/19/2022 (8) (9)	123,000	122,309
Cortes NP Aquisiton Corp., 5.000%, 11/30/2023 (8) (9)	188,000	186,414
Cunningham Lindsey US, Inc., 5.000%, 12/10/2019 (8)	296,915	250,770
Diamond Resorts International, Inc., 7.000%, 8/11/2023 (8)	249,000	247,963
DTI Holdco, Inc., 6.250%, 9/21/2023 (8)	245,000	241,835
Duff & Phelps Corp., 9.500%, 4/23/2021 (8)	51,750	51,491
Eastman Kodak Co., 7.250%, 9/3/2019 (8)	196,468	197,635
Emerging Markets Communications LLC, 6.750%, 7/1/2021 (8)	30,613	29,541
Everi Payments, Inc., 6.250%, 12/18/2020 (8)	34,814	33,915
Genesys Telecommunications Laboratories, Inc., 6.250%, 11/17/2023 (8) (9)	46,000	46,345
Global Tel*Link Corp., 9.000%, 11/23/2020 (8)	71,000	69,048
Gulf Finance LLC, 6.250%, 8/25/2023 (8) (9)	90,000	88,950
Harbortouch Payments LLC, 5.750%, 10/11/2023 (8) (9)	102,000	102,096
Higginbotham & Associates LLC, 6.250%, 11/25/2021 (8)	500,000	495,000
Higginbotham Insurance Agency, Inc., 6.250%, 11/25/2021 (8)	225,240	225,240
Highland Acquisitions Holdings LLC, 6.250%, 11/17/2023 (8) (9)	65,000	61,750
Innovative Xcessories & Services LLC, 5.750%, 11/23/2022 (8) (9)	90,000	90,450
Invenergy Thermal Operating I LLC, 6.500%, 10/19/2022 (8)	17,442	16,875
Lonestar Intermediate Super Holdings, LLC, 10.000%, 8/31/2021 (8)	608,000	614,843
Molycorp, Inc., 0.000%, 11/23/2017 (8) (9)	343,000	343,000
Nexstar Broadcasting Group, Inc., 8.500%, 3/28/2017 (8) (9)	518,000	518,000
NXT Capital, Inc., 5.500%, 11/22/2022 (8) (9)	54,000	54,135
O2 Partners LLC, 6.000%, 10/4/2022 (8) (9)	86,000	86,215
Prolampac Inermediate, Inc.:
5.000%, 11/18/2023 (8)	24,000	24,200
9.500%, 10/21/2024 (8)	122,000	122,610
ProQuest LLC, 5.750%, 10/24/2021 (8)	171,254	171,754
Quorum Health Corp., 6.750%, 4/29/2022 (8) (9)	182,792	176,737
RCN Corp., 0.000%, 10/19/2017 (8) (9)	497,000	497,000
Sirva Worldwide, Inc., 7.500%, 11/14/2022 (8) (9)	100,000	98,250
Star West Generation LLC, 5.750%, 3/13/2020 (8)	108,726	91,330
SunEdison, Inc.:
11.500%, 4/21/2017 (8) (9)	186,000	187,860
11.500%, 4/21/2017 (8) (9)	195,873	197,709
0.000%, 7/7/2017 (8)	79,220	37,630

0.000%, 7/7/2017 (8) (9)	73,721	30,963
12.500%, 7/2/2018 (8)	44,000	20,130
SMS Systems Maintenance Services, Inc., 6.000%, 10/11/2023 (8)	47,000	46,902
Tricorbraun, Inc.:
4.750%, 11/30/2023 (8) (9)	25,455	25,497
4.750%, 11/30/2023 (8) (9)	2,545	2,550
Vistra Operations Co. LLC:
5.000%, 8/4/2023 (8)	2,786	2,816
5.000%, 8/4/2023 (8)	12,214	12,348

		7,317,862

Total Bank Loans Purchased Long (identified cost $8,391,589)		8,615,745

Common Stocks Purchased Long - 50.0%

Bermuda - 0.5%
Axalta Coating Systems, Ltd. (2) (10)	20,335	537,251
Syncora Holdings, Ltd. (2)	9,496	12,819

		550,070
Canada - 0.8%
BlackBerry Ltd. (2) (10)	29,820	229,912
Canadian Pacific Railway Ltd.	3,830	586,948

		816,860
Cayman Islands - 0.6%
Baidu, Inc., ADR (2)	240	40,068
Pace Holdings Corp. (2)	55,980	577,714

		617,782
Ireland - 1.3%
Allergan PLC (2) (10)	3,832	744,558
Johnson Controls, Inc. (10)	13,130	590,587

		1,335,145
Netherlands - 1.0%
Constellium NV (2)	27,715	169,061
LyondellBasell Industries NV, Class A	2,344	211,710
NXP Semiconductors (2) (10)	6,920	686,118

		1,066,889
Singapore - 0.5%
Broadcom, Ltd.	1,979	337,400
Flex, Ltd. (2)	13,085	186,330

		523,730
United Kingdom - 0.5%
Nielsen Holdings NV	5,941	256,057
Rio Tinto PLC	851	32,261
STERIS PLC	4,450	291,965

		580,283
United States - 44.8%
Activision Blizzard, Inc. (10)	8,715	319,056
Air Products & Chemicals, Inc. (10)	4,595	663,794
Alere, Inc. (2) (10)	13,975	555,087
Alphabet, Inc., Class A (2) (10)	807	626,135
Alphabet, Inc., Class C (2) (10)	1,086	823,231
Amazon.com, Inc. (2)	134	100,576
Anadarko Petroleum Corp.	5,711	394,916
Aramark	11,180	384,704
Armstrong World Industries, Inc. (2)	7,160	298,572
Artec Group, Inc.	3,308	39,696
B/E Aerospace, Inc.	4,695	281,888
Black Hills Corp. (10)	8,925	524,344
Bloomin’ Brands, Inc.	22,940	426,684
Casey’s General Stores, Inc.	2,835	341,476
CBS Corp., Class B (10)	12,030	730,462
CDK Global, Inc.	6,195	357,452

CF Industries Holdings, Inc.	15,625	452,188
Charter Communications, Inc., Class A (2)	2,025	557,503
Cobalt International Energy, Inc. (2)	22,104	29,840
Cognizant Technology Solutions Corp., Class A (2) (10)	7,903	435,297
Comcast Corp., Class A	9,435	655,827
Continental Resources, Inc. (2)	9,638	559,100
CST Brands, Inc. (10)	12,845	616,945
CSX Corp. (10)	24,992	894,964
Danaher Corp.	3,550	277,504
Deckers Outdoor Corp. (2)	8,695	517,179
Delta Air Lines, Inc. (10)	3,060	147,431
DENTSPLY SIRONA, Inc.	5,065	294,682
Devon Energy Corp.	4,318	208,689
DISH Network Corp., Class A (2) (10)	3,730	214,289
Dun & Bradstreet Corp.	3,820	464,970
Dynegy, Inc. (2) (10)	3,761	32,533
Eagle Pharmaceuticals, Inc. (2) (10)	7,055	557,063
EnPro Industries, Inc. (10)	3,941	239,613
Evercore Partners, Inc., Class A	5,060	341,044
Everi Holdings, Inc. (2)	23,893	51,609
Exxon Mobil Corp.	3,761	328,335
Facebook, Inc., Class A (2) (10)	6,155	728,875
FedEx Corp. (10)	2,800	536,676
Fiesta Restaurant Group, Inc. (2)	6,710	192,242
Forterra, Inc. (2)	14,961	296,377
G-III Apparel Group, Ltd. (2)	4,310	117,060
GameStop Corp., Class A	7,590	187,397
GCP Applied Technologies, Inc. (2) (10)	19,495	545,860
Gray Television, Inc. (2) (10)	21,299	215,120
Halliburton Co. (10)	22,657	1,202,860
Halozyme Therapeutics, Inc. (2) (10)	62,545	738,656
Harris Corp.	4,930	510,551
Hartford Financial Services Group, Inc.	10,150	478,268
HD Supply Holdings, Inc. (2)	9,360	367,286
Hewlett Packard Enterprise Co. (10)	47,262	1,124,836
Hilton Worldwide Holdings, Inc.	15,975	400,493
HP Co.	64,228	989,111
HRG Group, Inc. (2)	24,900	387,444
Innoviva, Inc. (2) (10)	10,885	112,551
Intel Corp.	2,492	86,472
Intrexon Corp. (2) (10)	17,685	516,048
Keryx Biopharmaceuticals, Inc. (2)	46,870	271,846
Kinder Morgan, Inc. (10)	41,127	913,019
Las Vegas Sands Corp.	10,100	632,967
LinkedIn Corp., Class A (2)	2,180	425,623
Loral Space & Communications, Inc. (2) (10)	6,507	256,376
Lowe’s Cos., Inc. (10)	8,210	579,216
Macquarie Infrastructure Corp. (10)	4,506	369,222
Marriott Vacations Worldwide Corp.	560	43,478
Merck & Co., Inc. (10)	9,850	602,722
Microsoft Corp.	4,095	246,765
Midstates Petroleum Co., Inc. (2)	2,717	54,748
Mohawk Industries, Inc. (2) (10)	1,755	346,507
Molson Coors Brewing Co., Class B (10)	12,580	1,233,217
New York REIT, Inc. (10)	19,074	183,873
Nexstar Broadcasting Group, Inc., Class A (10)	1,961	116,974
NextEra Energy, Inc. (10)	4,780	546,019
Noble Energy, Inc. (10)	19,650	749,844
Norfolk Southern Corp. (10)	5,720	608,951
Olin Corp. (10)	12,885	335,010
Orbital ATK, Inc.	1,045	89,170
Owens Corning	7,010	360,174
Palo Alto Networks, Inc. (2)	2,755	370,189
Pinnacle Foods, Inc.	2,070	102,589
Pioneer Natural Resources Co.	4,157	794,153
Post Holdings, Inc. (2)	4,795	366,002
PPG Industries, Inc.	4,145	397,630

PTC, Inc. (2) (10)	8,390	408,677
PVH Corp. (10)	5,510	583,729
Quorum Health Corp. (2) (10)	5,459	31,225
Rockwell Automation, Inc. (10)	6,686	893,985
S&P Global, Inc.	2,150	255,829
Sealed Air Corp. (10)	16,965	773,604
SemGroup Corp., Class A (10)	21,329	768,910
Sirius XM Holdings, Inc. (10)	74,745	341,585
St. Jude Medical, Inc. (10)	8,644	684,605
Symantec Corp.	4,870	118,779
Synovus Financial Corp.	6,640	257,034
Total System Services, Inc.	7,920	389,822
Tribune Media Co., Class A (10)	3,583	128,666
Tyson Foods, Inc., Class A	7,710	438,005
Univar, Inc. (2)	16,655	414,710
Vail Resorts, Inc.	3,230	511,632
Verizon Communications, Inc. (10)	14,290	713,071
Versum Materials, Inc. (2)	5,920	144,803
Vista Outdoor, Inc. (2)	9,080	364,562
Visteon Corp.	5,215	410,264
Vulcan Materials Co.	340	42,721
Western Digital Corp.	4,650	296,019
WR Grace & Co. (10)	14,575	951,164
Wyndham Worldwide Corp. (10)	10,150	730,698
Yahoo!, Inc. (2) (10)	18,440	756,409

		46,885,653

Total Common Stocks Purchased Long (identified cost $48,090,598)		52,376,412

Convertible Bonds Purchased Long - 0.9%

United States - 0.9%
Ascent Capital Group, Inc., 4.000%, 7/15/2020	$165,000	121,894
Cobalt International Energy, Inc., 3.125%, 5/15/2024	186,000	63,240
DISH Network Corp., 3.375%, 8/15/2026 (6)	347,000	389,507
Hornbeck Offshore Services, Inc., 1.500%, 9/1/2019	85,000	50,787
SunEdison, Inc., 5.000%, 7/2/2018 (6) (11)	149,000	96,105
Twitter, Inc., 0.250%, 9/15/2019	208,000	195,910
Walter Investment Management Corp., 4.500%, 11/1/2019	41,000	28,316

Total Convertible Bonds Purchased Long (identified cost $903,988)		945,759

Corporate Bonds & Notes Purchased Long - 4.1%

Canada - 0.5%
Valeant Pharmaceuticals International Inc., 6.125%, 4/15/2025 (6)	544,000	403,920
Niska Gas Storage, Ltd., 6.500%, 4/1/2019	75,000	75,750
Telesat Canada, 8.875%, 11/15/2024 (6)	85,000	87,019

		566,689
Cayman Islands - 0.2%
Transocean, Inc., 9.000%, 7/15/2023 (6)	175,000	178,063
Ireland - 0.2%
Endo, Ltd., 6.000%, 2/1/2025 (6)	211,000	181,196
United States - 3.2%
Syncora Guarantee, Inc.:
6.000%, 9/30/2017 (2) (12)	10,900	8,556
5.000%, 9/30/2017 (2) (12)	2,555	2,236
Constellis Holdings LLC, 9.750%, 5/15/2020 (6)	180,000	183,600
Goodman Networks, Inc., 12.125%, 7/1/2018	248,000	102,920
United Rentals North America, Inc., 4.625%, 7/15/2023	149,000	154,029
Wise Metals Group LLC, 8.750%, 12/15/2018 (6)	294,000	306,495
Rose Rock Midstream LP, 5.625%, 7/15/2022	535,215	516,482
Cenveo Corp., 6.000%, 8/1/2019 (6)	704,000	628,320
Cengage Learning, Inc., 9.500%, 6/15/2024 (6)	166,000	145,665
Corporate Risk Holdings LLC, 9.500%, 7/1/2019 (6)	319,000	327,772

BI-LO LLC, 9.250%, 2/15/2019 (6)	63,000	50,400
Flagstar Bancorp, Inc., 6.125%, 7/15/2021 (6)	86,000	89,543
Tesoro Logistics LP, 5.250%, 1/15/2025	15,000	15,225
Gogo Intermediate Holdings LLC, 12.500%, 7/1/2022 (6)	112,000	121,800
Dynegy, Inc., 6.750%, 11/1/2019	183,000	185,745
Ambac Assurance Corp., 5.100%, 6/7/2020 (6)	143,864	170,839
Netflix, Inc., 4.375%, 11/15/2026 (6)	102,000	99,451
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (11)	72,000	0
APX Group, Inc., 7.875%, 12/1/2022	8,000	8,580
Icahn Enterprises LP, 6.000%, 8/1/2020	36,000	36,019
GenOn Energy, Inc.:
9.875%, 10/15/2020	198,000	132,660
9.500%, 10/15/2018	150,000	105,375
Xerium Technologies, Inc., 9.500%, 8/15/2021 (6)	21,000	20,580

		3,412,292

Total Corporate Bonds & Notes Purchased Long (identified cost $4,168,134)		4,338,240

Exchange Traded Funds Purchased Long - 0.2%

United States - 0.2%
SPDR Gold Shares (2) (10)	1,455	162,596

Total Exchange Traded Funds Purchased Long (identified cost $188,696)		162,596

Limited Partnership Units Purchased Long - 1.7%

United States - 1.7%
CrossAmerica Partners LP	25,495	662,870
DCP Midstream Partners LP	26,345	912,328
Plains All American Pipeline LP	6,655	219,282

Total Limited Partnership Units Purchased Long (identified cost $1,440,153)		1,794,480

Purchased Call Options - 0.1%

United States - 0.1%
S&P 500 Index:
Exercise Price: $2,135.00, 12/16/2016 (2)	5	35,855
Exercise Price: $2,170.00, 12/16/2016 (2)	1	4,185
Exercise Price: $2,180.00, 12/16/2016 (2)	22	72,490

Total Purchased Call Options (identified cost $87,735)		112,530

Purchased Put Options - 0.1%

United States - 0.1%
Electronic Arts, Inc., Exercise Price: $77.50, 1/20/2017 (2)	44	10,032
Icahn Interprises LP:
Exercise Price: $60.00, 1/20/2017 (2)	13	5,850
Exercise Price: $50.00, 1/20/2017 (2)	6	420
iShares Russell 2000 ETF:
Exercise Price: $114.00, 12/30/2016 (2)	40	520
Exercise Price: $126.00, 3/31/2017 (2)	21	8,379
Exercise Price: $123.00, 6/30/2017 (2)	21	10,721
S&P 500 Index:
Exercise Price: $2,120.00, 12/16/2016 (2)	3	1,440
Exercise Price:$2,150.00, 12/16/2016 (2)	120	96,240

Total Purchased Put Options (identified cost $303,465)		133,602

U.S. Government & U.S. Government Agency Obligations Purchased Long - 0.2%

U.S. Treasury Bonds & Notes - 0.2%
United States Treasury Bond, 1.500%, 8/15/2026 (10)	$141,000	130,232

United States Treasury Bond, 2.500%, 5/15/2046 (10)	26,000	23,269

Total U.S. Government & U.S. Government Agency Obligations Purchased Long (identified cost $163,668)		153,501

Short-Term Investments - 37.7%

Mutual Funds - 28.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	29,441,934	29,441,934

U.S. Treasury Bills - 9.6%
United States Treasury Bill, 0.312%, 12/22/2016 (10) (13)	10,000,000	9,998,610

Total Short-Term Investments (identified cost $39,440,427)		39,440,544

Total Investments - 103.2% (identified cost $103,178,453)		108,073,409
Other Assets and Liabilities - 28.6%		29,944,917
Securities Sold Short and Written Options (see below) - (31.8)%		(33,268,791)

Total Net Assets - 100.0%		$104,749,535

Securities Sold Short & Written Options - (31.8)%

Common Stocks Sold Short - (25.1)%

Belgium - (0.1)%
UCB SA	(2,589)	$(166,558)
Bermuda - (0.2)%
Lazard Ltd., Class A	(5,180)	(201,243)
Canada - (0.7)%
Canadian Western Bank	(9,220)	(200,145)
Home Capital Group, Inc.	(8,190)	(181,201)
Metro, Inc.	(4,840)	(147,401)
National Bank of Canada	(5,410)	(202,659)

		(731,406)
Germany - (0.3)%
Deutsche Lufthansa AG	(21,760)	(281,937)
India - (0.5)%
Infosys, Ltd., ADR	(36,570)	(529,534)
Ireland - (0.5)%
Accenture PLC, Class A	(4,352)	(519,759)
Japan - (0.9)%
Toyota Motor Corp. ADR	(7,901)	(936,505)
Luxembourg - (0.1)%
SES SA	(4,299)	(92,846)
Netherlands - (1.1)%
Schlumberger, Ltd.	(12,196)	(1,025,074)
Sensata Technologies Holding NV (2)	(2,720)	(101,646)

		(1,126,720)
Switzerland - (0.4)%
Roche Holding AG	(2,100)	(468,250)
United Kingdom - (0.5)%
LivaNova PLC (2)	(5,925)	(262,300)
Royal Mail PLC	(38,100)	(223,385)

		(485,685)
United States - (19.8)%
3M Co.	(860)	(147,696)
Abbott Laboratories	(7,529)	(286,629)

ACCO Brands Corp. (2)	(13,000)	(161,850)
Activision Blizzard, Inc.	(12,631)	(462,421)
Acuity Brands, Inc.	(945)	(237,582)
Ameren Corp.	(4,830)	(237,250)
Amphenol Corp., Class A	(7,069)	(482,530)
Apache Corp.	(7,209)	(475,434)
Autoliv, Inc.	(2,995)	(309,863)
Bed Bath & Beyond, Inc.	(294)	(13,174)
Best Buy Co., Inc.	(8,287)	(378,716)
Big Lots, Inc.	(5,000)	(253,050)
BofI Holding, Inc. (2)	(4,762)	(112,526)
Brown-Forman Corp., Class B	(3,950)	(179,132)
Bruker Corp.	(6,840)	(155,131)
Charter Communications, Inc., Class A (2)	(2,025)	(557,503)
Chevron Corp.	(5,011)	(559,027)
Church & Dwight Co., Inc.	(3,800)	(166,402)
Citrix Systems, Inc. (2)	(2,280)	(197,744)
Concho Resources, Inc. (2)	(2,050)	(293,191)
ConocoPhillips	(4,897)	(237,602)
Consolidated Edison, Inc.	(3,415)	(238,265)
Corning, Inc.	(30,700)	(737,721)
Costco Wholesale Corp.	(1,379)	(207,002)
Crown Castle International Corp.	(2,479)	(206,897)
Darden Restaurants, Inc.	(2,685)	(196,810)
Dick’s Sporting Goods, Inc.	(334)	(19,729)
Dillard’s, Inc., Class A	(192)	(13,730)
Duke Energy Corp.	(3,250)	(239,753)
Electronic Arts, Inc. (2)	(8,637)	(684,396)
Emerson Electric Co.	(2,920)	(164,805)
Equinix, Inc.	(1,152)	(390,252)
Express, Inc. (2)	(10,900)	(146,322)
First American Financial Corp.	(5,195)	(196,059)
Flowserve Corp.	(3,250)	(154,212)
Foot Locker, Inc.	(289)	(20,713)
GameStop Corp., Class A	(924)	(22,814)
Gap, Inc.	(734)	(18,328)
GATX Corp.	(5,510)	(301,066)
General Electric Co.	(17,627)	(542,207)
GNC Holdings, Inc., Class A	(873)	(12,615)
Halyard Health, Inc. (2)	(5,750)	(213,613)
Hanesbrands, Inc.	(3,530)	(82,002)
Hibbett Sports, Inc. (2)	(1,045)	(42,061)
Home BancShares, Inc.	(11,470)	(296,729)
Hormel Foods Corp.	(6,030)	(206,467)
Host Hotels & Resorts, Inc.	(5,980)	(106,683)
ICU Medical, Inc. (2)	(705)	(105,926)
Ingredion, Inc.	(800)	(93,904)
International Business Machines Corp.	(5,825)	(944,932)
International Flavors & Fragrances, Inc.	(1,150)	(139,207)
J.C. Penney Co., Inc. (2)	(17,157)	(162,477)
Kohl’s Corp.	(445)	(23,954)
L Brands, Inc.	(177)	(12,429)
Lands’ End, Inc. (2)	(963)	(17,093)
Macy’s, Inc.	(311)	(13,124)
Moody’s Corp.	(1,985)	(199,493)
National Oilwell Varco, Inc.	(19,361)	(723,327)
New Media Investment Group, Inc.	(6,190)	(95,078)
Nordstrom, Inc.	(375)	(20,970)
Occidental Petroleum Corp.	(8,200)	(585,152)
Owens Corning	(2,050)	(105,329)
Parker-Hannifin Corp.	(3,740)	(519,598)
Praxair, Inc.	(850)	(102,255)
Primerica, Inc.	(1,950)	(137,865)
Procter & Gamble Co.	(1,094)	(90,211)
Quad Graphics, Inc.	(2,791)	(78,511)
QUALCOMM, Inc.	(2,220)	(151,249)
ServiceMaster Global Holdings, Inc. (2)	(7,945)	(303,658)

Sherwin-Williams Co.	(390)	(104,781)
Snyder’s-Lance, Inc.	(4,150)	(154,629)
Southern Co.	(5,110)	(239,250)
Spectrum Brands Holdings, Inc.	(4,225)	(506,535)
Target Corp.	(4,195)	(324,022)
TerraForm Power, Inc., Class A	(2,200)	(27,786)
Travelers Cos., Inc.	(1,780)	(201,763)
Triumph Group, Inc.	(6,640)	(184,592)
Twenty-First Century Fox, Inc., Class A	(5,420)	(152,356)
Union Pacific Corp.	(7,135)	(722,990)
United Rentals, Inc. (2)	(1,025)	(103,638)
United Technologies Corp.	(6,724)	(724,309)
Walt Disney Co.	(5,546)	(549,720)
Whirlpool Corp.	(1,200)	(194,928)
Williams-Sonoma, Inc.	(242)	(13,257)
Wolverine World Wide, Inc.	(6,300)	(141,939)
Workday, Inc., Class A (2)	(1,824)	(153,800)
Xerox Corp.	(25,940)	(242,539)

		(20,734,280)

Total Common Stocks Sold Short (proceeds $(25,537,292))		(26,274,723)

Corporate Bonds & Notes Sold Short - (2.2)%

Canada - (0.5)%
Valeant Pharmaceuticals International, Inc.:
6.750%, 8/15/2018 (6)	$(85,000)	(80,538)
5.375%, 3/15/2020 (6)	(544,000)	(459,680)

		(540,218)
United States - (1.7)%
APX Group, Inc., 8.750%, 12/1/2020	(80,000)	(78,800)
Chemours Co., 6.625%, 5/15/2023	(100,600)	(99,846)
Endo Finance LLC, 5.750%, 1/15/2022 (6)	(211,000)	(191,219)
Flowers Foods, Inc.:
4.375%, 4/1/2022	(165,000)	(172,178)
3.500%, 10/1/2026	(152,000)	(143,090)
Gap, Inc., 5.950%, 4/12/2021	(277,000)	(291,039)
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	(166,000)	(170,358)
Gray Television, Inc., 5.875%, 7/15/2026 (6)	(127,000)	(121,563)
International Lease Finance Corp., 5.875%, 8/15/2022	(194,000)	(212,484)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(48,000)	(42,594)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6)	(54,000)	(37,665)
United Rentals North America, Inc., 5.750%, 11/15/2024	(147,000)	(152,880)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6)	(36,000)	(35,595)

		(1,749,311)

Total Corporate Bonds & Notes Sold Short (proceeds $(2,291,303))		(2,289,529)

Exchange Traded Funds Sold Short - (3.3)%

United States - (3.3)%
Alerian MLP	(7,220)	(89,239)
Consumer Discretionary Select Sector SPDR	(1,180)	(96,583)
Consumer Staples Select Sector SPDR	(17,096)	(864,716)
CurrencyShares Euro Trust (2)	(5,300)	(545,794)
Energy Select Sector SPDR	(7,855)	(584,648)
Industrial Select Sector SPDR	(3,325)	(207,513)
iShares Nasdaq Biotechnology	(116)	(31,792)
iShares Russell 2000	(1,130)	(148,719)
iShares Russell 2000 Growth	(1,915)	(291,674)
iShares Russell Mid-Cap	(420)	(74,659)
iShares Russell Mid-Cap Growth	(3,385)	(329,868)
iShares Russell Mid-Cap Value	(1,452)	(115,579)

SPDR S&P 500 Trust	(238)	(52,451)

Total Exchange Traded Funds Sold Short (proceeds $(3,386,700))		(3,433,235)

Limited Partnership Units Sold Short - 0.0%

United States - 0.0%
Icahn Enterprises LP	(607)	(35,091)

Total Limited Partnership Units Sold Short (proceeds $(35,428))		(35,091)

Written Call Options - (1.1)%

United States - (1.1)%
S&P 500 Index:
Exercise Price: $2,210.00, 12/16/2016 (2)	(117)	(177,255)
Exercise Price: $2,150.00, 12/16/2016 (2)	(120)	(689,400)
Yahoo, Inc.:
Exercise Price: $41.00, 12/16/2016 (2)	(8)	(792)
Exercise Price: $40.00, 12/16/2016 (2)	(8)	(1,220)
Western Digital Corp., Exercise Price: $60.00, 12/16/2016 (2)	(22)	(9,680)
Tyson Foods, Inc., Exercise Price: $60.00, 12/16/2016 (2)	(6)	(300)
SPDR S&P 500 ETF Trust:
Exercise Price: $210.00, 1/20/2017 (2)	(52)	(58,136)
Exercise Price: $215.00, 12/16/2016 (2)	(9)	(5,589)
Sirius XM Holdings, Inc., Exercise Price: $4.00, 12/16/2016 (2)	(89)	(4,984)
S+P Global, Inc., Exercise Price: $125.00, 12/16/2016 (2)	(4)	(80)
Post Holdings, Inc., Exercise Price: $75.00, 12/16/2016 (2)	(8)	(2,968)
Olin Corp., Exercise Price: $24.00, 12/16/2016 (2)	(9)	(2,182)
LyondellBasell Industries NV, Class A, Exercise Price: $82.50, 1/20/2017 (2)	(16)	(12,496)
Las Vegas Sands Corp., Exercise Price: $57.50, 12/16/2016 (2)	(10)	(5,300)
Keryx Biopharmaceuticals, Inc., Exercise Price: $7.00, 12/16/2016 (2)	(46)	(460)
iShares Russell 2000 Growth ETF, Exercise Price: $145.00, 12/16/2016 (2)	(4)	(3,500)
Intrexon Corp.:
Exercise Price: $31.00, 1/20/2017 (2)	(9)	(1,647)
Exercise Price: $27.00, 1/20/2017 (2)	(13)	(5,070)
Exercise Price: $29.00, 1/20/2017 (2)	(12)	(3,480)
Exercise Price: $31.00, 12/16/2016 (2)	(9)	(517)
Exercise Price: $27.00, 12/16/2016 (2)	(11)	(3,410)
Hewlett Packard Enterprise Co.:
Exercise Price: $22.00, 12/16/2016 (2)	(30)	(5,250)
Exercise Price: $22.50, 12/16/2016 (2)	(30)	(4,050)
Exercise Price: $21.00, 12/16/2016 (2)	(61)	(16,928)
Exercise Price: $21.50, 12/16/2016 (2)	(15)	(3,563)
HD Supply Holdings, Inc., Exercise Price: $37.50, 12/16/2016 (2)	(14)	(3,310)
Halozyme Therapeutics, Inc.:
Exercise Price: $14.00, 1/20/2017 (2)	(20)	(1,550)
Exercise Price: $13.00, 1/20/2017 (2)	(57)	(6,270)
Exercise Price: $12.00, 1/20/2017 (2)	(19)	(2,850)
Exercise Price: $11.00, 1/20/2017 (2)	(37)	(6,475)
Exercise Price: $10.00, 1/20/2017 (2)	(22)	(5,830)
Exercise Price: $11.00, 12/16/2016 (2)	(11)	(1,512)
Exercise Price: $13.00, 12/16/2016 (2)	(16)	(400)
Exercise Price: $14.00, 12/16/2016 (2)	(33)	(990)
Gamestop Corp., Exercise Price: $25.00, 1/20/2017 (2)	(3)	(417)
Flex Ltd., Exercise Price: $14.00, 12/16/2016 (2)	(69)	(2,760)
Eagle Pharmaceuticals, Inc.:
Exercise Price: $80.00, 3/17/2017 (2)	(3)	(2,220)
Exercise Price: $65.00, 12/16/2016 (2)	(22)	(30,580)
CF Industries Holdings, Inc.:
Exercise Price: $29.00, 1/20/2017 (2)	(8)	(1,512)
Exercise Price: $28.00, 1/20/2017 (2)	(8)	(1,968)
Exercise Price: $30.00, 12/16/2016 (2)	(14)	(994)
Exercise Price: $25.00, 12/16/2016 (2)	(29)	(11,310)
Delta Air Lines, Inc., Exercise Price: $46.00, 12/16/2016 (2)	(8)	(2,168)
S&P 500 Index, Exercise Price: $2,120.00, 12/16/2016 (2)	(3)	(25,290)

Total Written Call Options (proceeds $(925,765))		(1,126,663)

Written Put Options - (0.1)%

United States - (0.1)%
iShares Russell 2000 ETF, Exercise Price: $102.00, 12/30/2016 (2)	(40)	(100)
S&P 500 Index:
Exercise Price: $2,180.00, 12/16/2016 (2)	(22)	(31,460)
Exercise Price: $2,170.00, 12/16/2016 (2)	(1)	(1,130)
Exercise Price: $2,135.00, 12/16/2016 (2)	(122)	(76,860)

Total Written Put Options (proceeds $(250,316))		(109,550)

Total Securities Sold Short & Written Options (proceeds $(32,426,804))		$(33,268,791)

Alternative Strategies Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$881,608	0.8%
Airlines	147,431	0.1
Apparel	517,179	0.5
Auto Parts & Equipment	410,264	0.4
Banks	257,034	0.2
Beverages	1,233,217	1.2
Biotechnology	1,367,256	1.3
Building Materials	997,844	1.0
Chemicals	4,654,119	4.4
Commercial Services	1,707,242	1.6
Computers	3,075,175	2.9
Distribution/Wholesale	484,346	0.5
Diversified Financial Services	380,740	0.4
Electric	1,102,896	1.1
Electronics	776,918	0.7
Entertainment	555,110	0.5
Food	906,597	0.9
Healthcare-Products	2,103,842	2.0
Healthcare-Services	31,225	0.0
Holding Companies-Diversified	965,158	0.9
Insurance	491,088	0.5
Internet	3,989,887	3.8
Leisure Time	364,562	0.4
Lodging	1,764,159	1.7
Machinery-Diversified	893,985	0.9
Media	2,960,423	2.8
Mining	201,323	0.2
Miscellaneous Manufacturing	239,613	0.2
Oil & Gas	3,119,625	3.0
Oil & Gas Services	1,202,860	1.2
Packaging & Containers	773,604	0.7
Pharmaceuticals	2,176,188	2.1
Pipelines	1,681,930	1.6
Real Estate Investment Trusts	183,873	0.2
Retail	2,927,689	2.8
Semiconductors	1,109,990	1.1
Software	1,796,920	1.7
Telecommunications	969,447	0.9
Textiles	346,507	0.3
Transportation	2,627,538	2.5

Total Common Stocks Purchased Long	52,376,412	50.0
Bank Loans Purchased Long	8,615,745	8.2
Convertible Bonds Purchased Long	945,759	0.9
Corporate Bonds & Notes Purchased Long
Commercial Services	1,302,301	1.2
Electric	423,780	0.4
Food	50,400	0.0
Insurance	181,631	0.2
Internet	99,451	0.1
Machinery-Diversified	20,580	0.0
Metal Fabricate/Hardware	306,495	0.3
Oil & Gas	178,063	0.2
Pharmaceuticals	585,116	0.6
Pipelines	607,457	0.6
Savings & Loans	89,543	0.1
Software	145,665	0.1
Telecommunications	311,739	0.3
Venture Capital	36,019	0.0

Total Corporate Bonds & Notes Purchased Long	4,338,240	4.1
Exchange Traded Funds Purchased Long	162,596	0.2
Limited Partnership Units Purchased Long	1,794,480	1.7
Purchased Call Options	112,530	0.1
Purchased Put Options	133,602	0.1
U.S. Government & U.S. Government Agency Obligations Purchased Long	153,501	0.2
Short-Term Investments	39,440,544	37.7

Total Investments	108,073,409	103.2
Other Assets and Liabilities	29,944,917	28.6
Securities Sold Short & Written Options (see below)	(33,268,791)	(31.8)

Total Net Assets	$104,749,535	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Aerospace/Defense	$(908,901)	(0.9)%
Airlines	(281,937)	(0.3)
Apparel	(223,941)	(0.2)
Auto Manufacturers	(936,506)	(0.9)
Auto Parts & Equipment	(309,863)	(0.3)
Banks	(880,733)	(0.8)
Beverages	(179,133)	(0.2)
Building Materials	(105,329)	(0.1)
Chemicals	(346,244)	(0.3)
Commercial Services	(685,299)	(0.7)
Computers	(1,994,224)	(1.9)
Cosmetics/Personal Care	(90,211)	(0.1)
Diversified Financial Services	(201,243)	(0.2)
Electric	(954,517)	(0.9)
Electrical Components & Equipment	(402,387)	(0.4)
Electronics	(1,321,897)	(1.3)
Energy-Alternate Sources	(27,786)	(0.0)
Food	(602,402)	(0.6)
Healthcare-Products	(1,023,599)	(1.0)
Home Furnishings	(194,928)	(0.2)
Household Products/Wares	(834,787)	(0.8)
Insurance	(535,687)	(0.5)
Internet	(112,172)	(0.1)
Machinery-Diversified	(154,213)	(0.1)
Media	(1,259,578)	(1.2)
Miscellaneous Manufacturing	(1,209,501)	(1.2)
Office/Business Equipment	(242,539)	(0.2)
Oil & Gas	(2,150,406)	(2.0)
Oil & Gas Services	(1,748,401)	(1.7)
Pharmaceuticals	(634,808)	(0.6)
Real Estate Investment Trusts	(703,832)	(0.7)
Retail	(1,915,297)	(1.8)
Savings & Loans	(112,526)	(0.1)
Semiconductors	(151,249)	(0.1)
Software	(1,498,361)	(1.4)
Telecommunications	(92,846)	(0.1)
Transportation	(946,374)	(0.9)
Trucking & Leasing	(301,066)	(0.3)

Total Common Stocks Sold Short	(26,274,723)	(25.1)
Corporate Bonds & Notes Sold Short
Auto Parts & Equipment	(170,358)	(0.2)
Chemicals	(99,846)	(0.1)
Commercial Services	(231,680)	(0.2)
Computers	(37,665)	(0.1)
Diversified Financial Services	(212,484)	(0.2)
Food	(315,268)	(0.3)
Lodging	(35,595)	(0.0)
Media	(121,563)	(0.1)
Pharmaceuticals	(731,436)	(0.7)
Retail	(333,634)	(0.3)

Total Corporate Bonds & Notes Sold Short	(2,289,529)	(2.2)
Exchange Traded Funds Sold Short	(3,433,235)	(3.3)
Limited Partnership Units Sold Short	(35,091)	(0.0)
Written Call Options	(1,126,663)	(1.1)
Written Put Options	(109,550)	(0.1)

Total Securities Sold Short & Written Options	$(33,268,791)	(31.8)%

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long - 97.8%

Australia - 0.6%
Regis Resources, Ltd.	13,393	$28,187
Austria - 0.1%
Austria Technologie & Systemtechnik AG	500	5,291
Bermuda - 4.8%
Argo Group International Holdings, Ltd. (10)	1,216	77,155
Aspen Insurance Holdings, Ltd. (10)	1,712	87,226
BW LPG, Ltd. (6)	3,553	11,393
Everest Re Group, Ltd.	101	21,266
Maiden Holdings, Ltd.	625	9,625

		206,665
Canada - 7.6%
Celestica, Inc. (2)	1,620	19,658
Dream Global Real Estate Investment Trust	2,974	20,324
Genworth MI Canada, Inc. (10)	3,148	76,562
George Weston, Ltd. (10)	972	80,840
Just Energy Group, Inc.	1,780	9,739
Lucara Diamond Corp.	5,905	14,331
Medical Facilities Corp. (1)	851	10,611
Parex Resources, Inc. (2)	2,269	29,627
Pure Industrial Real Estate Trust	4,823	19,101
SEMAFO, Inc. (2)	7,131	21,712
Seven Generations Energy, Ltd., Class A (2)	651	14,994
Transcontinental, Inc.	921	12,787

		330,286
Cayman Islands - 0.4%
China Dongxiang Group Co., Ltd.	86,000	17,296
China - 0.4%
China Machinery Engineering Corp., Class H	30,000	19,609
France - 1.3%
Boiron SA	300	25,595
IPSOS	530	15,397
Peugeot SA (2)	1,173	17,306

		58,298
Germany - 1.1%
Software AG (1)	1,348	47,539
Greece - 0.4%
JUMBO SA	1,356	19,287
Hungary - 0.8%
Richter Gedeon Nyrt	1,762	35,189
Indonesia - 0.5%
Tambang Batubara Bukit Asam Persero Tbk PT	24,400	21,245
Ireland - 0.5%
Seagate Technology PLC	550	22,055
Israel - 1.7%
Bezeq - The Israeli Telecommunication Corp., Ltd.	40,722	75,252

Italy - 0.6%
Amplifon SpA (1)	2,653	25,447
Japan - 10.6%
Futaba Corp.	1,100	17,134
G-Tekt Corp.	300	5,551
Heiwado Co., Ltd.	2,600	51,430
Kato Sangyo Co., Ltd.	400	8,814
Monex Group, Inc. (1)	9,600	22,656
Nippon Flour Mills Co., Ltd.	500	6,757
Nippon Road Co., Ltd. (10)	2,000	7,709
Nippon Telegraph & Telephone Corp. (10)	1,800	72,768
Okinawa Electric Power Co., Inc.	400	8,126
Paramount Bed Holdings Co., Ltd. (10)	1,300	47,612
Press Kogyo Co., Ltd.	3,200	13,957
Sanden Holdings Corp. (1)	5,000	15,952
Sanyo Denki Co., Ltd.	1,000	6,433
Sapporo Holdings, Ltd. (10)	3,600	94,716
Shimachu Co., Ltd. (1)	1,200	30,953
Takaoka Toko Co., Ltd. (1)	400	6,968
Wakita & Co., Ltd.	1,600	13,132
Warabeya Nichiyo Holdings Co., Ltd.	800	16,811
Yorozu Corp.	700	9,839

		457,318
Jersey - 0.2%
Wizz Air Holdings PLC (2) (6)	461	9,667
Luxembourg - 2.3%
Orion Engineered Carbons SA	824	15,739
Ternium SA	1,294	31,690
Trinseo SA	877	51,348

		98,777
Mexico - 0.2%
Industrias Bachoco SAB de CV	1,870	7,334
Netherlands - 3.2%
Boskalis Westminster	1,647	51,407
LyondellBasell Industries NV, Class A (10)	945	85,352

		136,759
New Zealand - 0.8%
Air New Zealand, Ltd.	23,296	35,636
Poland - 0.6%
Asseco Poland SA	2,059	25,764
Singapore - 1.1%
SATS, Ltd.	13,800	46,310
South Korea - 1.2%
Samsung Electronics Co., Ltd.	34	50,780
United Kingdom - 2.9%
Debenhams PLC	16,086	11,150
Greggs PLC	1,532	17,290
Imperial Brands PLC	1,073	46,089
QinetiQ Group PLC	2,647	8,048
WH Smith PLC	2,207	41,642

		124,219
United States - 53.9%
American Axle & Manufacturing Holdings, Inc. (2)	658	10,304
Amkor Technology, Inc. (2)	2,374	28,061
ArcBest Corp. (10)	2,858	87,026
Avis Budget Group, Inc. (2)	502	19,222
Benchmark Electronics, Inc. (2)	1,240	35,154
Best Buy Co., Inc.	807	36,880
BioTelemetry, Inc. (2)	2,767	53,818
Cabot Corp. (10)	1,270	64,681
Chemed Corp. (10)	500	74,485

Cooper Tire & Rubber Co. (10)	1,951	74,723
Cooper-Standard Holdings, Inc. (2)	379	36,126
Discover Financial Services	541	36,664
DuPont Fabros Technology, Inc. (10)	1,506	61,234
Employers Holdings, Inc.	696	24,604
Ennis, Inc.	1,264	20,414
GameStop Corp., Class A (1)	864	21,332
General Growth Properties, Inc.	1,541	39,049
Great Plains Energy, Inc.	400	10,556
Highwoods Properties, Inc.	702	33,738
Huntington Ingalls Industries, Inc. (10)	346	61,851
ICU Medical, Inc. (2)	165	24,791
INC Research Holdings, Inc. (2)	592	29,304
Ingredion, Inc. (10)	572	67,141
Lear Corp. (10)	634	82,109
Magellan Health, Inc. (2) (10)	833	60,642
Masimo Corp. (2) (10)	1,156	71,522
Merit Medical Systems, Inc. (2)	2,217	52,210
Milestone Apartments Real Estate Investment Trust	2,387	32,252
Molina Healthcare, Inc. (2) (10)	958	50,640
Natus Medical, Inc. (2)	600	23,910
Navigators Group, Inc. (10)	568	59,867
NCR Corp. (2)	1,185	45,919
Nordstrom, Inc. (10)	1,252	70,012
OraSure Technologies, Inc. (2)	2,257	19,026
Owens Corning	861	44,238
PennyMac Financial Services, Inc., Class A (2)	720	12,528
PG&E Corp. (10)	1,318	77,498
PharMerica Corp. (2)	1,493	35,907
Photronics, Inc. (2)	1,761	17,610
PNM Resources, Inc. (10)	3,098	97,897
Quanta Services, Inc. (2)	1,123	37,868
Selective Insurance Group, Inc.	1,311	53,882
Sykes Enterprises, Inc. (2)	1,150	32,407
Sysco Corp.	811	43,186
Tanger Factory Outlet Centers, Inc. (10)	1,470	50,671
Travelers Cos., Inc. (10)	786	89,093
Tyson Foods, Inc., Class A	439	24,940
United Fire Group, Inc.	405	18,387
United Rentals, Inc. (2) (10)	668	67,541
Unum Group	371	15,682
Wabash National Corp. (2)	3,243	44,721
WellCare Health Plans, Inc. (2)	380	52,068

		2,335,391

Total Common Stocks Purchased Long (identified cost $3,909,711)		4,239,601

Short-Term Investments - 36.7%

Collateral Investment for Securities on Loan - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	179,788	179,788

Mutual Funds - 32.5%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	1,409,886	1,409,886

Total Short-Term Investments (identified cost $1,589,674)		1,589,674

Total Investments - 134.5% (identified cost $5,499,385)		5,829,275
Other Assets and Liabilities - (3.9)%		(170,659)
Securities Sold Short (see below) – (30.6)%		(1,326,788)

Total Net Assets - 100.0%		$4,331,828

Securities Sold Short - (30.6)%

Common Stocks Sold Short- (30.6)%

Australia - (0.6)%
Aconex, Ltd. (2)	(6,560)	$(22,138)
Australian Agricultural Co., Ltd. (2)	(4,710)	(5,756)

		(27,894)
Bermuda - (0.3)%
Esprit Holdings, Ltd. (2)	(15,300)	(12,526)
Canada - (1.5)%
Crew Energy, Inc. (2)	(5,343)	(29,434)
MEG Energy Corp. (2)	(4,755)	(24,035)
Novadaq Technologies, Inc. (2)	(1,500)	(11,925)

		(65,394)
Cayman Islands - (0.5)%
JD.com, Inc. (2)	(862)	(23,162)
China - (0.5)%
China Shipping Container Lines Co., Ltd., Class H (2)	(100,000)	(23,593)
France - (1.2)%
Iliad SA	(140)	(26,634)
Television Francaise 1	(1,237)	(11,342)
Zodiac Aerospace	(697)	(15,454)

		(53,430)
Germany - (0.6)%
Bertrandt AG	(142)	(14,907)
zooplus AG (2)	(68)	(8,720)

		(23,627)
Japan - (4.1)%
ABC-Mart, Inc.	(200)	(11,730)
Don Quijote Holdings Co., Ltd.	(500)	(19,121)
Fuji Seal International, Inc.	(500)	(20,235)
Hoshizaki Corp.	(100)	(8,470)
Kose Corp.	(200)	(16,031)
M3, Inc.	(700)	(18,068)
MISUMI Group, Inc.	(1,700)	(30,403)
Pilot Corp.	(600)	(24,833)
SMC Corp.	(100)	(28,425)

		(177,316)
Netherlands - (0.7)%
TomTom NV (2)	(3,808)	(30,523)
Norway - (0.9)%
Schibsted ASA	(1,177)	(25,410)
XXL ASA (6)	(1,134)	(13,453)

		(38,863)

Singapore - (0.4)%
Sembcorp Industries, Ltd.	(9,200)	(17,330)
Spain - (0.4)%
Cellnex Telecom SA (6)	(1,320)	(18,495)
Sweden - (0.7)%
AAK AB	(251)	(15,376)
Wallenstam AB	(1,986)	(14,449)

		(29,825)
United Kingdom - (5.4)%
Associated British Foods PLC	(886)	(28,268)
Balfour Beatty PLC	(4,972)	(16,653)
Capital & Counties Properties PLC	(4,276)	(15,205)
Cobham PLC	(16,419)	(33,753)
Just Eat PLC (2)	(4,760)	(34,871)
Liberty Global PLC (2)	(969)	(30,349)
Royal Bank of Scotland Group PLC (2)	(12,324)	(29,961)
Serco Group PLC (2)	(15,228)	(25,341)
Sophos Group PLC (6)	(5,407)	(17,218)

		(231,619)
United States - (12.8)%
Acadia Realty Trust	(437)	(14,447)
Aerojet Rocketdyne Holdings, Inc. (2)	(712)	(14,468)
Aerovironment, Inc. (2)	(820)	(23,206)
Benefitfocus, Inc. (2)	(545)	(14,879)
Brown-Forman Corp., Class B	(576)	(26,122)
Coeur Mining, Inc. (2)	(2,468)	(23,816)
Deltic Timber Corp.	(293)	(20,425)
Duke Realty Corp.	(1,493)	(37,967)
Education Realty Trust, Inc.	(810)	(32,886)
Financial Engines, Inc.	(342)	(11,919)
Five9, Inc. (2)	(1,254)	(19,851)
FMC Corp.	(1,043)	(58,533)
Interactive Brokers Group, Inc.	(1,179)	(43,293)
Macquarie Infrastructure Corp.	(562)	(46,050)
Netflix, Inc. (2)	(158)	(18,486)
PHH Corp. (2)	(3,048)	(44,257)
Rayonier, Inc.	(1,349)	(35,762)
Senior Housing Properties Trust	(1,031)	(18,620)
Splunk, Inc. (2)	(304)	(17,516)
Stryker Corp.	(270)	(30,688)

		(553,191)

Total Securities Sold Short (proceeds $(1,328,767))		$(1,326,788)

Global Long/Short Equity Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$15,397	0.4%
Agriculture	46,089	1.1
Airlines	45,303	1.1
Auto Manufacturers	62,026	1.4
Auto Parts & Equipment	248,563	5.8
Beverages	94,716	2.2
Building Materials	44,238	1.0
Chemicals	165,772	3.8
Coal	21,245	0.5
Commercial Services	195,183	4.5
Computers	126,145	2.9
Distribution/Wholesale	13,132	0.3
Diversified Financial Services	49,192	1.1
Electric	194,077	4.5
Electrical Components & Equipment	6,968	0.2
Electronics	83,670	1.9
Engineering & Construction	125,036	2.9
Food	273,112	6.3
Gas	9,739	0.2
Healthcare-Products	292,890	6.8
Healthcare-Services	248,446	5.7
Insurance	533,349	12.3
Internet	22,656	0.5
Iron/Steel	31,690	0.7
Mining	64,229	1.5
Miscellaneous Manufacturing	51,348	1.2
Oil & Gas	44,622	1.0
Pharmaceuticals	122,138	2.8
Real Estate Investment Trusts	256,369	5.9
Retail	299,982	6.9
Semiconductors	96,450	2.2
Shipbuilding	61,851	1.4

Software	47,539	1.1
Telecommunications	148,020	3.4
Transportation	98,419	2.3

Total Common Stocks Purchased Long	4,239,601	97.8
Collateral Investment for Securities on Loan	179,788	4.2
Mutual Funds	1,409,886	32.5

Total Investments	5,829,275	134.5
Other Assets and Liabilities	(170,659)	(3.9)
Securities Sold Short (see below)	(1,326,788)	(30.6)

Total Net Assets	$4,331,828	100.0%

Securities Sold Short
Aerospace/Defense	$(86,881)	(2.0)%
Agriculture	(5,756)	(0.1)
Auto Parts & Equipment	(14,907)	(0.3)
Banks	(29,961)	(0.7)
Beverages	(26,122)	(0.6)
Chemicals	(58,533)	(1.4)
Commercial Services	(46,050)	(1.1)
Computers	(42,558)	(1.0)
Cosmetics/Personal Care	(16,031)	(0.4)
Diversified Financial Services	(99,469)	(2.3)
Engineering & Construction	(16,654)	(0.4)
Food	(43,645)	(1.0)
Forest Products & Paper	(20,425)	(0.5)
Hand/Maching Tools	(28,425)	(0.7)
Healthcare-Products	(42,613)	(1.0)
Home Furnishings	(8,470)	(0.2)
Household Products/Wares	(24,833)	(0.6)
Internet	(129,941)	(3.0)
Media	(67,101)	(1.5)
Metal Fabricate/Hardware	(30,403)	(0.7)
Mining	(23,816)	(0.5)
Oil & Gas	(53,469)	(1.2)
Packaging & Containgers	(20,235)	(0.5)
Real Estate	(29,654)	(0.7)
Real Estate Investment Trusts	(139,682)	(3.2)
Retail	(56,829)	(1.3)
Shipbuilding	(17,330)	(0.4)
Software	(104,907)	(2.4)
Telecommunications	(18,495)	(0.4)
Transportation	(23,593)	(0.5)

Total Securities Sold Short	$(1,326,788)	(30.6)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.8%

Alabama - 5.5%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$735,000	$735,566
2.000%, 8/15/2020	355,000	351,581
Chatom Industrial Development Board, 0.875%, 8/1/2037, Call 2/1/2017 (8)	5,500,000	5,496,700
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	383,766
2.000%, 12/1/2018	385,000	387,399
Columbia Industrial Development Board, 0.610%, 12/1/2037, Call 12/1/2016 (8)	7,400,000	7,400,000
Health Care Authority for Baptist Health, 1.050%, 11/1/2042 (8)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,184
Tender Option Bond Trust Receipts/Certificates, 0.830%, 12/1/2030 (6) (8)	5,085,000	5,085,000

		34,125,196
Arizona - 1.7%
Arizona Health Facilities Authority:
2.400%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,317,242
2.400%, 2/5/2020, Call 8/9/2019 (8)	750,000	765,518
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	317,313
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	511,845
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	101,050
Industrial Development Authority of the County of Pima, 5.000%, 9/1/2017	250,000	257,528
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (8)	500,000	501,390
Scottsdale Industrial Development Authority, FSA, 0.750%, 9/1/2045, Call 12/6/2016 (8) (14)	4,275,000	4,275,000
Yuma County Elementary School District No. 1, BAM, 3.000%, 7/1/2017	175,000	176,841

		10,223,727
Arkansas - 2.4%
Arkansas Development Finance Authority:
0.800%, 9/1/2044, Call 12/1/2016 (8)	10,400,000	10,400,000
1.650%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,007,980
3.000%, 2/1/2017	345,000	346,045
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	595,000	593,620
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	45,000	45,094
3.000%, 9/1/2017	175,000	177,672

		14,570,411
California - 6.4%
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	508,360
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 1/3/2017 (8)	8,000,000	7,999,200
1.650%, 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,776,355
BB&T Municipal Trust, 1.250%, 11/15/2017 (6) (8)	729,629	730,169
California County Tobacco Securitization Agency, 4.000%, 6/1/2017	615,000	622,761
California Health Facilities Financing Authority, NATL-RE, 1.015%, 7/1/2022, Call 12/1/2016 (8) (14)	900,000	869,236
California Infrastructure & Economic Development Bank, 0.830%, 4/2/2018, Call 1/2/2018 (8)	550,000	549,472
California Statewide Communities Development Authority:
3.500%, 11/1/2018	400,000	403,928
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,302,400
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 1/3/2017	1,000,000	1,001,080
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,295,031
City of Sacramento, 2.000%, 9/1/2017	200,000	200,748
County of San Joaquin, 3.000%, 4/1/2017	150,000	150,912
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,536,990

Mendota Unified School District, 0.000%, 8/1/2018, Call 1/3/2017	1,275,000	1,211,989
Northern California Gas Authority No. 1:
1.167%, 7/1/2017 (8)	25,000	25,006
1.197%, 7/1/2019 (8)	7,500,000	7,396,500
Palomar Health:
4.000%, 11/1/2018	125,000	128,843
4.000%, 11/1/2019	505,000	524,796
Puttable Floating Option Tax-Exempt Receipts, 1.000%, 8/1/2030, Call 1/3/2017 (6) (8)	3,365,000	3,365,000
State of California, 1.204%, 12/3/2018, Call 6/1/2018 (8)	950,000	952,195
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	408,896
Tender Option Bond Trust Receipts/Certificates:
0.670%, 5/1/2022 (6) (8)	3,000,000	3,000,000
0.850%, 8/1/2037, Call 8/1/2017 (6) (8)	2,500,000	2,500,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 12/1/2016 (8)	955,000	956,127

		39,415,994
Colorado - 1.5%
Auraria Higher Education Center, 6.000%, 5/1/2017	159,000	162,167
City & County of Denver, AGC, 0.690%, 11/15/2025, Call 12/1/2016 (8) (14)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	203,688
Colorado Educational & Cultural Facilities Authority:
3.000%, 8/15/2017	175,000	177,721
3.000%, 11/15/2017	190,000	193,147
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	310,967
4.000%, 2/1/2018	175,000	178,631
County of Montrose, 4.000%, 12/1/2017	385,000	392,808
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 1/3/2017	200,000	200,670
5.000%, 12/1/2020, Call 1/3/2017	1,730,000	1,735,692
E-470 Public Highway Authority, 1.730%, 8/31/2017, Call 3/1/2017 (8)	4,600,000	4,575,114
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	500,585

		9,156,190
Connecticut - 1.0%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,258,575
State of Connecticut, 0.670%, 1/1/2018, Call 12/1/2016 (8)	5,000,000	5,000,000

		6,258,575
District of Columbia - 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 1/3/2017	390,000	391,213
Florida - 3.3%
Citizens Property Insurance Corp., 5.250%, 6/1/2017	850,000	867,570
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,019,460
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	1,720,000	1,736,839
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,549,740
City of Port St. Lucie:
1.000%, 7/1/2017	415,000	414,170
1.125%, 7/1/2018	625,000	618,313
Columbia County School Board, 5.000%, 7/1/2018	880,000	928,233
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,035,200
Florida Municipal Power Agency, AMBAC:
0.963%, 10/1/2021, Call 12/1/2016 (8) (14)	250,000	240,707
0.963%, 10/1/2021 (8) (14)	325,000	312,919
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	305,016
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	231,444
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	630,756
Sarasota County Health Facilities Authority:
4.000%, 1/1/2018	400,000	407,968
4.000%, 1/1/2019	500,000	516,175
School Board of Miami-Dade County, FGIC, 0.940%, 5/1/2037, Call 12/1/2016 (6) (8)	8,000,000	8,000,000
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	1,180,000	1,199,458
4.000%, 7/1/2019	620,000	650,293

		20,664,261

Georgia - 6.1%
Bartow County Development Authority, 2.375%, 8/10/2017 (8)	1,000,000	1,005,760
Burke County Development Authority:
0.620%, 7/1/2049, Call 12/1/2016 (8)	10,000,000	10,000,000
1.750%, 6/1/2017 (8)	500,000	501,070
City of Atlanta, 1.897%, 11/1/2018, Call 5/1/2018 (8)	2,750,000	2,776,235
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	65,000	66,728
Effingham County Industrial Development Authority, 0.640%, 2/1/2038, Call 12/1/2016 (8)	7,500,000	7,500,000
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	160,000	160,000
Metropolitan Atlanta Rapid Transit Authority, 0.830%, 7/1/2017, Call 1/3/2017 (8)	900,000	898,569
Monroe County Development Authority, 0.640%, 11/1/2048, Call 12/1/2016 (8)	8,800,000	8,800,000
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	994,270
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	111,837
Tender Option Bond Trust Receipts/Certificates, AGM, 0.650%, 1/1/2017 (6) (8)	5,000,000	5,000,000

		37,814,469
Guam - 0.1%
Territory of Guam:
3.000%, 11/15/2017	300,000	304,374
5.000%, 12/1/2017	200,000	206,744
5.000%, 12/1/2018	250,000	265,633

		776,751
Idaho - 1.2%
Idaho Housing & Finance Association, 0.660%, 1/1/2038, Call 12/1/2016 (8)	7,400,000	7,400,000
Illinois - 7.6%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	176,486
Chicago Board of Education, 4.550%, 3/1/2017, Call 1/3/2017 (8)	4,250,000	4,247,790
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 1/3/2017	250,000	250,528
City of Burbank, BAM, 3.000%, 12/1/2017	1,040,000	1,057,826
City of Chicago:
2.000%, 11/1/2017	2,000,000	2,008,400
4.000%, 1/1/2017	1,250,000	1,252,362
5.000%, 11/1/2018	1,000,000	1,054,260
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	157,053
5.000%, 1/1/2019, Call 1/3/2017	250,000	250,707
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,661,920
City of Springfield, 5.000%, 3/1/2017 (2)	350,000	353,213
City of Waukegan, 3.000%, 12/30/2016	425,000	425,493
City of Waukegan, AGM, 2.000%, 12/30/2016	515,000	515,242
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	246,380
Cook County Community High School District No. 228 Bremen, 5.000%, 12/1/2026, Call 12/29/2016	3,000,000	3,007,260
Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	210,000
County of Cook, 5.000%, 11/15/2018	1,300,000	1,376,297
Du Page County School District No. 15 Marquardt, 1.400%, 12/15/2026, Call 12/15/2016 (8)	4,335,000	4,335,000
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	3,260,000	3,254,882
4.000%, 11/15/2017	200,000	205,224
4.000%, 11/15/2018	200,000	209,702
4.700%, 2/1/2025, Call 2/1/2017	25,000	25,146
5.000%, 7/1/2017	140,000	142,586
5.000%, 8/15/2017 (9)	500,000	510,690
5.000%, 8/15/2018 (9)	200,000	209,394
5.000%, 11/15/2018	350,000	373,457
5.000%, 11/15/2019	605,000	659,910
5.000%, 11/15/2019	250,000	272,990
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 12/21/2016	2,350,000	2,347,885
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2017	1,865,000	1,870,595
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	100,179
3.000%, 5/1/2019	300,000	305,307
Lake County Forest Preserve District, 1.050%, 12/15/2020 (8)	450,000	445,059
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	219,127

McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	128,785
Northeastern Illinois University, BAM, 3.000%, 7/1/2017	120,000	121,165
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	534,165
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,150,000	1,194,516
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	20,347
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	284,366
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,172,549
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	145,000
State of Illinois:
5.000%, 3/1/2017	1,250,000	1,258,625
5.000%, 4/1/2017	500,000	504,625
5.000%, 5/1/2017	500,000	505,810
5.000%, 1/1/2018	2,000,000	2,056,620
5.000%, 2/1/2018	500,000	515,120
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	1,904,028
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	97,216
Village of Gilberts, BAM, 1.500%, 3/1/2017	300,000	300,426
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	863,913
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	325,000
Village of Plainfield:
2.000%, 12/15/2016	125,000	125,039
2.000%, 12/15/2017	130,000	131,245
Village of Rantoul, AGM:
2.000%, 1/1/2018	100,000	100,593
2.000%, 1/1/2019	150,000	150,455
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2017	1,030,000	1,044,883

		47,222,841
Indiana - 5.5%
Center Grove Community School Corp.:
2.000%, 1/1/2017	495,000	495,213
2.000%, 7/1/2017	500,000	501,275
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	202,364
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	937,209
County of Lake, 2.000%, 1/15/2017	285,000	285,219
Gary Community School Corp., SAW, 2.000%, 1/15/2017	520,000	520,717
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	937,827
Indiana Finance Authority:
0.700%, 12/1/2016 (8)	3,500,000	3,500,000
5.000%, 3/1/2017	930,000	938,993
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.770%, 7/1/2039, Call 1/3/2017 (8)	14,700,000	14,700,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,019,560
La Porte Community School Corp., 2.000%, 12/30/2016	865,000	865,476
Tender Option Bond Trust Receipts/Certificates, 0.850%, 4/15/2018 (6) (8)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	415,359
3.000%, 1/15/2018	250,000	255,145

		34,074,357
Iowa - 0.6%
City of Altoona, 3.000%, 6/1/2018	220,000	225,465
Iowa Higher Education Loan Authority, 1.000%, 9/1/2018, Call 3/1/2018	3,000,000	2,957,220
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	400,760
Xenia Rural Water District:
2.000%, 12/1/2017	125,000	125,036
2.000%, 12/1/2018	225,000	224,302

		3,932,783
Kansas - 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	754,938
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,029,510
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	917,226

		2,701,674

Kentucky - 0.8%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	276,356
County of Harrison, 1.500%, 5/1/2017, Call 1/3/2017	3,000,000	3,000,240
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	439,497
Louisville/Jefferson County Metropolitan Government, 4.000%, 11/15/2017	1,000,000	1,027,650

		4,743,743
Louisiana - 2.4%
East Baton Rouge Sewerage Commission, 0.873%, 8/1/2018, Call 2/1/2018 (8)	6,230,000	6,187,325
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	800,000	762,448
Louisiana Public Facilities Authority, 0.800%, 7/1/2021, Call 12/1/2016 (8)	1,415,000	1,415,000
Parish of St. James, 0.790%, 11/1/2040, Call 12/1/2016 (8)	4,000,000	4,000,000
State of Louisiana, 0.843%, 5/1/2018, Call 11/1/2017 (8)	2,500,000	2,484,450

		14,849,223
Maine - 0.1%
City of Portland:
5.000%, 1/1/2018	285,000	296,329
5.000%, 1/1/2019	305,000	326,472

		622,801
Maryland - 0.0%
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	75,000	75,584
Massachusetts - 0.2%
Commonwealth of Massachusetts, 1.054%, 11/1/2018, Call 11/1/2017 (8)	750,000	750,112
Massachusetts Development Finance Agency, 1.030%, 1/29/2020, Call 8/1/2019 (8)	500,000	497,890
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.632%, 7/1/2018, Call 12/6/2016 (8) (14)	125,000	121,867

		1,369,869
Michigan - 2.8%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,259,940
Chippewa Hills School District, Q-SBLF, 4.000%, 5/1/2017	735,000	743,717
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018 (2)	100,000	105,311
Fitzgerald Public School District, BAM, 4.000%, 5/1/2017	985,000	995,628
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2017	320,000	323,568
4.000%, 7/1/2017	255,000	259,294
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	75,299
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	202,528
Michigan Finance Authority:
5.000%, 11/15/2017	500,000	518,220
5.000%, 11/15/2018	500,000	533,805
5.000%, 11/15/2019	400,000	433,784
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	31,002
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,675,307
Rib Floater Trust Various States, 0.700%, 7/1/2018 (6) (8)	5,000,000	5,000,000
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	253,920
Star International Academy, 3.400%, 3/1/2017	375,000	375,458
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 1/3/2017	785,000	786,806
4.000%, 5/1/2021, Call 1/3/2017	600,000	601,374
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	892,028
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	259,110
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,076,759
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2017	245,000	247,844
4.000%, 5/1/2018	215,000	222,508
4.000%, 5/1/2019	175,000	184,742
Zeeland Public Schools, 4.000%, 5/1/2017	500,000	506,030

		17,563,982
Minnesota - 1.9%
City of Crosslake, 2.000%, 12/1/2016	335,000	335,000
City of Hayward, 2.750%, 11/1/2017, Call 5/1/2017	2,000,000	1,992,180
City of Minneapolis, 1.000%, 12/1/2017, Call 4/1/2017	3,225,000	3,212,487
Minnesota Rural Water Finance Authority, Inc., 2.000%, 10/1/2017	3,000,000	3,024,720

St. Cloud Independent School District No. 742, 1.250%, 2/1/2017	170,000	170,070
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 1/3/2017	3,000,000	2,992,950

		11,727,407
Mississippi - 1.2%
City of Jackson, BAM, 3.000%, 9/1/2017	375,000	379,669
Mississippi Business Finance Corp., 0.950%, 5/1/2037, Call 5/1/2017 (8)	6,775,000	6,775,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	313,971

		7,468,640
Missouri - 0.6%
Health & Educational Facilities Authority of the State of Missouri:
3.000%, 2/1/2017	185,000	185,316
4.000%, 2/1/2018	500,000	510,375
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	402,288
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	245,000	252,034
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.963%, 12/1/2022, Call 12/1/2016 (8) (14)	1,750,000	1,607,666
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2017	1,000,000	1,000,700

		3,958,379
Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,059,550
City of La Vista, 1.000%, 3/15/2018, Call 3/15/2017	500,000	494,725

		3,554,275
Nevada - 0.2%
State of Nevada:
5.000%, 6/1/2017	475,000	484,643
5.000%, 12/1/2017	550,000	571,758

		1,056,401
New Jersey - 7.0%
City of Margate City, 5.000%, 2/1/2018	200,000	208,598
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,643,103
Hudson County Improvement Authority, County Guarantee, 2.000%, 6/27/2017	1,000,000	1,005,990
New Jersey Economic Development Authority:
0.840%, 11/1/2040, Call 12/1/2016 (8)	5,770,000	5,770,000
0.840%, 11/1/2040, Call 12/1/2016 (8)	4,700,000	4,700,000
0.850%, 11/1/2031, Call 12/1/2016 (8)	5,895,000	5,895,000
1.280%, 2/1/2017, Call 12/21/2016 (8)	3,225,000	3,225,000
2.273%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,755,302
2.350%, 2/1/2018, Call 8/1/2017 (8)	500,000	503,600
5.000%, 6/15/2017	250,000	253,995
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	126,315
New Jersey Health Care Facilities Financing Authority:
0.840%, 7/1/2038, Call 12/1/2016 (8)	3,700,000	3,700,000
0.870%, 7/1/2028, Call 12/7/2016 (8)	300,000	300,000
1.050%, 7/1/2018, Call 12/1/2016 (8)	100,000	100,000
New Jersey State Turnpike Authority, 0.826%, 1/1/2017, Call 12/21/2016 (8)	5,000,000	5,000,100
New Jersey Transportation Trust Fund Authority:
1.550%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,914,300
5.000%, 12/15/2017	1,200,000	1,237,428
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	267,560
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	139,894
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,408,102
New Jersey Turnpike Authority, 1.230%, 1/1/2018, Call 7/1/2017 (8)	200,000	200,264
Newark Housing Authority, 4.000%, 12/1/2017	100,000	102,925

		43,457,476
New Mexico - 0.9%
New Mexico Municipal Energy Acquisition Authority, 1.107%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,445,660
New York - 6.7%
Albany Capital Resource Corp.:
3.000%, 12/1/2016	175,000	175,000
3.000%, 12/1/2017	115,000	117,177
Albany Industrial Development Agency, 0.850%, 7/1/2032, Call 12/1/2016 (8)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (8)	775,000	766,049

City of New York:
0.570%, 6/1/2044, Call 12/1/2016 (8)	2,000,000	2,000,000
0.860%, 8/1/2026, Call 12/6/2016 (8) (14)	50,000	50,000
0.950%, 8/1/2027, Call 1/3/2017 (8)	1,070,000	1,069,978
5.000%, 8/1/2017	250,000	256,665
City of New York, AGC, 0.690%, 10/1/2021, Call 12/5/2016 (8) (14)	100,000	100,000
City of New York, AGM, 0.790%, 11/1/2026 (8)	5,000,000	5,000,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	303,087
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	101,193
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,006,230
Long Island Power Authority, 1.023%, 11/1/2018, Call 5/1/2018 (8)	1,600,000	1,600,448
Metropolitan Transportation Authority, 1.057%, 2/1/2020 (8)	3,500,000	3,444,560
Metropolitan Transportation Authority, AGM, 0.968%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,639,305
New York City Water & Sewer System, 0.600%, 6/15/2039, Call 12/1/2016 (8)	3,500,000	3,500,000
New York State Dormitory Authority, 5.000%, 7/1/2017	960,000	981,456
New York State Energy Research & Development Authority, NATL-RE, 0.963%, 12/1/2020, Call 12/6/2016 (8) (14)	7,350,000	6,912,962
State of New York, NATL-RE FGIC:
0.632%, 2/15/2022, Call 12/1/2016 (8) (14)	1,630,000	1,573,118
0.632%, 2/13/2032, Call 12/1/2016 (8) (14)	1,495,000	1,390,211
Triborough Bridge & Tunnel Authority, 1.057%, 2/1/2021 (8)	5,000,000	4,918,700
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	67,344
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	100,835

		41,314,318
North Carolina - 0.3%
North Carolina Medical Care Commission, 0.870%, 6/1/2029, Call 6/1/2020 (6) (8)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.107%, 12/1/2017, Call 6/1/2017 (8)	925,000	926,119

		1,926,119
North Dakota - 1.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2017	545,000	549,414
4.000%, 5/1/2018	565,000	578,910
4.000%, 5/1/2019	590,000	610,249
City of Bowman, 2.500%, 2/15/2017, Call 1/3/2017	1,650,000	1,648,812
City of Grand Forks, 5.000%, 12/15/2017	850,000	884,408
City of Williston, AGM, 2.650%, 11/1/2020, Call 1/3/2017	1,100,000	1,100,561
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	600,000	608,664
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2016	1,875,000	1,857,994

		7,839,012
Ohio - 4.2%
City of Chillicothe, 2.000%, 9/8/2017	570,000	573,631
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	5,001,600
County of Hamilton, 4.000%, 1/1/2018	250,000	254,312
Lancaster Port Authority, 1.077%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,951,400
Ohio State Higher Educational Facility Commission, 0.580%, 1/15/2046, Call 1/15/2017 (8)	5,000,000	5,000,000
State of Ohio:
0.670%, 1/15/2045, Call 12/1/2016 (8)	5,500,000	5,500,000
0.800%, 1/15/2045, Call 12/1/2016 (8)	5,000,000	5,000,000

		26,280,943
Oklahoma - 0.0%
Oklahoma Municipal Power Authority, 1.350%, 8/1/2018, Call 2/1/2018 (8)	145,000	145,251
Oregon - 0.1%
Port of Morrow:
2.000%, 6/1/2017	75,000	75,317
2.000%, 6/1/2017	200,000	200,846
2.000%, 6/1/2018	70,000	70,617

		346,780
Pennsylvania - 6.0%
Bethlehem Area School District, SAW, 0.803%, 1/1/2018, Call 7/1/2017 (8)	3,070,000	3,051,426
Bethlehem Area Vocational Technical School Authority, MAC SAW, 1.500%, 9/15/2017	185,000	185,599
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	181,004
Montgomery County Industrial Development Authority, AGC, 0.640%, 11/15/2029, Call 12/1/2016 (8)	6,780,000	6,780,000

Mount Pleasant Area School District, 0.000%, 5/15/2017	965,000	960,899
North Penn Water Authority, 0.857%, 11/1/2019, Call 5/1/2019 (8)	2,000,000	1,976,700
Old Forge School District, BAM SAW:
1.000%, 5/1/2017	185,000	184,702
1.180%, 5/1/2018	200,000	198,316
2.000%, 5/1/2019	500,000	499,760
Pennsylvania Economic Development Financing Authority, 1.000%, 1/3/2017 (8)	1,400,000	1,399,930
Pennsylvania Higher Educational Facilities Authority:
0.875%, 2/1/2018, Call 8/1/2017	2,300,000	2,281,370
1.200%, 11/1/2017 (8)	2,200,000	2,192,300
Pennsylvania Turnpike Commission:
1.000%, 12/1/2017, Call 6/1/2017 (8)	560,000	559,076
1.150%, 12/1/2017, Call 6/1/2017 (8)	100,000	99,986
1.230%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	5,995,740
1.430%, 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,800,486
1.700%, 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,245,359
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	611,436
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,278,638
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	251,470
Scranton School District, SAW, 1.362%, 4/2/2018, Call 10/2/2017 (8)	3,000,000	2,992,110
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	126,073
University Area Joint Authority, 0.950%, 11/1/2017, Call 5/1/2017 (8)	1,070,000	1,060,391
Wayne Highlands School District, BAM, 3.000%, 4/1/2017	120,000	120,827

		37,033,598
Puerto Rico - 0.0%
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017 (2)	190,000	188,898
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017 (2)	15,000	14,913

		203,811
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2018	1,000,000	1,043,220
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,013,830

		2,057,050
South Carolina - 0.2%
Town of Hilton Head Island, SAW, 4.000%, 10/5/2017	1,000,000	1,025,160
Tennessee - 0.0%
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	125,000	128,760
Texas - 10.2%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	2,000,000	1,991,160
City of Houston:
1.300%, 6/1/2017, Call 1/3/2017 (8)	300,000	299,646
4.000%, 9/1/2017	200,000	204,164
City of Lewisville, AGM:
2.000%, 9/1/2017	335,000	337,137
4.000%, 9/1/2018	340,000	355,188
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	221,379
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	377,685
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,051,090
Denton County Fresh Water Supply District No. 7, AGM:
2.000%, 2/15/2018	465,000	468,511
2.000%, 2/15/2019	240,000	242,009
Fort Bend County Municipal Utility District No. 138, BAM, 2.000%, 9/1/2017	200,000	201,216
Fort Bend County Municipal Utility District No. 151, MAC, 2.000%, 9/1/2017	180,000	180,882
Fort Bend County Municipal Utility District No. 50, MAC, 2.000%, 9/1/2017	340,000	341,642
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (8)	700,000	697,781
Gulf Coast Industrial Development Authority, 0.670%, 11/1/2019, Call 12/1/2016 (8)	2,350,000	2,350,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	292,277
2.000%, 9/1/2019	295,000	295,702
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	100,652
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,088,848
Houston Independent School District, PSF, 2.000%, 6/1/2017 (8)	1,025,000	1,029,131
Katy Independent School District, PSF, 5.000%, 2/15/2018 (9)	1,000,000	1,043,520
Mansfield Independent School District, PSF, 1.750%, 8/1/2017 (8)	415,000	416,295
New Hope Cultural Education Facilities Finance Corp., 1.000%, 2/1/2018, Call 8/1/2017	2,000,000	1,981,220

North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	231,238
6.000%, 1/1/2020, Call 1/1/2018	30,000	31,532
Northside Independent School District, PSF:
1.200%, 8/1/2017 (8)	90,000	89,959
2.125%, 8/1/2020, Call 2/1/2017 (8)	1,940,000	1,943,085
Port of Port Arthur Navigation District:
0.720%, 12/1/2039, Call 12/1/2016 (8)	10,000,000	10,000,000
0.720%, 12/1/2039, Call 12/1/2016 (8)	8,500,000	8,500,000
0.720%, 11/1/2040, Call 12/1/2016 (8)	7,500,000	7,500,000
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	377,167
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,527,272
4.000%, 9/1/2017	550,000	561,654
5.000%, 10/1/2017	1,025,000	1,058,733
5.250%, 8/15/2028, Call 8/15/2018	230,000	245,012
Tender Option Bond Trust Receipts/Certificates, 0.830%, 7/1/2021 (6) (8)	11,950,000	11,950,000
Texas Municipal Gas Acquisition & Supply Corp. II:
1.020%, 9/15/2017 (8)	50,000	49,886
1.270%, 9/15/2017 (8)	840,000	839,992
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	128,323
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	246,905
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	255,296

		63,103,189
Utah - 0.3%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,701,663
Virginia - 0.4%
Peninsula Ports Authority, 1.550%, 10/1/2019 (8)	1,000,000	982,300
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,259,250

		2,241,550
Washington - 1.5%
County of Skagit, 2.000%, 12/1/2018	485,000	491,164
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	325,000
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,370,904
Tender Option Bond Trust Receipts/Certificates, 0.680%, 6/15/2033, Call 6/1/2019 (6) (8)	5,050,000	5,050,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	537,380
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6)	400,000	400,168

		9,174,616
West Virginia - 0.0%
Berkeley County Building Commission, 3.000%, 9/1/2017	50,000	50,760
Wisconsin - 4.2%
City of Milwaukee, 0.800%, 2/15/2032, Call 12/19/2016 (8)	11,000,000	11,000,000
City of South Milwaukee, 4.000%, 9/1/2017, Call 1/3/2017	100,000	100,229
City of Waukesha, 2.000%, 7/1/2017, Call 4/1/2017	8,670,000	8,696,357
County of Langlade:
2.000%, 10/1/2017	365,000	366,153
2.000%, 10/1/2018	100,000	100,302
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,587,600
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,686,992
Town of Somers, 4.000%, 8/1/2017	435,000	441,717
Wisconsin Center District:
3.000%, 12/15/2016	615,000	615,295
3.000%, 12/15/2017	635,000	645,528
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2017	410,000	413,829
5.000%, 8/15/2021, Call 8/15/2018	150,000	158,360

		25,812,362

Total Municipals (identified cost $606,016,341)		605,006,824

Mutual Funds - 0.3%

New York - 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 1.170%, 10/1/2017, Call 1/3/2017 (6) (8)	2,000,000	2,000,140

Total Mutual Funds (identified cost $2,000,000)		2,000,140

Short-Term Investments - 1.2%

Mutual Funds - 0.1%
BMO Government Money Market Fund - Premier Class, 0.160% (4)	726,774	726,774

Short-Term Municipals - 1.1%
Missouri - 0.1%
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	$250,000	250,428
New Jersey - 0.8%
Passaic County Improvement Authority, County Guarantee, 2.000%, 6/28/2017	5,000,000	5,027,750
Ohio - 0.2%
City of Cleveland Heights, 1.750%, 7/26/2017	725,000	726,979
County of Richland, 2.750%, 1/5/2017	247,000	247,363

		974,342
Texas - 0.0%
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2017	100,000	100,129

Total Short-Term Municipals		6,352,649

Total Short-Term Investments (identified cost $7,087,183)		7,079,423

Total Investments - 99.3% (identified cost $615,103,524)		614,086,387
Other Assets and Liabilities - 0.7%		4,341,235

Total Net Assets - 100.0%		$618,427,622

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.3%

Alabama - 0.8%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,062,680
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 1/3/2017	100,000	100,297
County of Jefferson, AGM, 1.205%, 2/1/2042, Call 12/29/2016 (2) (8) (14)	259,832	222,353

		1,385,330
Alaska - 0.5%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	104,232
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	201,818
City of Valdez, 5.000%, 1/1/2021	500,000	551,570

		857,620
Arizona - 2.5%
Arizona Health Facilities Authority:
2.400%, 2/5/2020, Call 8/9/2019 (8)	250,000	255,173
2.400%, 2/5/2020, Call 8/9/2019 (8)	250,000	255,173
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	132,943
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	513,025
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,412
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	185,000	182,747
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (6)	750,000	800,437
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	500,000	487,935
2.875%, 7/1/2021 (6)	260,000	253,614
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (15)	100,000	108,757
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	265,818
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	30,000
Scottsdale Industrial Development Authority, FSA, 0.750%, 9/1/2045, Call 12/6/2016 (8) (14)	575,000	575,000
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	528,130

		4,415,164
Arkansas - 0.4%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	205,000	204,524
City of Hot Springs, 5.000%, 12/1/2020	245,000	271,752
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	160,000	158,632
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	101,037

		735,945
California - 7.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	552,550
Bay Area Toll Authority, 1.650%, 4/1/2024, Call 10/1/2023 (8)	500,000	507,530
BB&T Municipal Trust, 1.350%, 11/15/2019 (6) (8)	500,000	501,730
California Health Facilities Financing Authority, NATL-RE:
1.015%, 7/1/2022, Call 12/1/2016 (8) (14)	500,000	482,909
1.110%, 7/15/2018, Call 12/1/2016 (8) (14)	100,000	97,738
California Housing Finance Agency, AGM GO, 1.375%, 2/1/2037, Call 12/1/2016 (8) (14)	10,000	9,603
California Pollution Control Financing Authority, 0.750%, 2/1/2017 (6) (8)	1,000,000	999,750
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	310,563
California State Public Works Board:
5.000%, 4/1/2020	320,000	352,218
5.000%, 11/1/2020, Call 11/1/2019	35,000	38,292
5.125%, 10/1/2022, Call 10/1/2019	245,000	268,020
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,982
5.000%, 12/1/2025 (6)	200,000	220,210
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	202,374

California Statewide Communities Development Authority, CMI:
2.500%, 8/1/2020, Call 1/3/2017	500,000	500,540
3.500%, 11/1/2021, Call 11/1/2019	750,000	780,727
California Statewide Communities Development Authority, NATL-RE, 1.461%, 4/1/2028 (8) (14)	75,000	66,519
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	750,985
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 1/3/2017	250,000	252,932
City of Redding, NATL-RE, 1.085%, 7/1/2022 (8) (14)	150,000	141,740
County of San Joaquin, 4.000%, 4/1/2019	225,000	236,729
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	524,100
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	512,330
Mendota Unified School District, 0.000%, 8/1/2018, Call 1/3/2017	350,000	332,703
Northern California Gas Authority No. 1:
1.167%, 7/1/2017 (8)	40,000	40,010
1.197%, 7/1/2019 (8)	1,040,000	1,025,648
Palomar Health, 5.000%, 11/1/2022	375,000	410,629
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	442,149
State of California:
1.074%, 12/1/2017, Call 6/1/2017 (8)	250,000	250,580
1.204%, 12/3/2018, Call 6/1/2018 (8)	610,000	611,409
1.450%, 5/1/2018, Call 11/1/2017 (8)	180,000	180,652
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	205,318
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 12/1/2016 (8)	160,000	160,189
3.200%, 6/1/2020, Call 2/1/2017 (8)	245,000	245,191

		12,315,549
Colorado - 4.0%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	179,830
6.000%, 5/1/2019	178,000	195,298
City of Burlington, 3.000%, 11/1/2019	100,000	102,722
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	582,194
3.000%, 10/1/2017	380,000	384,792
3.000%, 11/15/2017	200,000	203,312
5.000%, 10/1/2021	1,000,000	1,110,950
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (8)	400,000	397,124
4.000%, 12/1/2018	250,000	259,155
4.500%, 2/1/2019	250,000	260,957
County of Montrose:
4.000%, 12/1/2018	175,000	181,514
4.000%, 12/1/2019	200,000	209,294
Denver Convention Center Hotel Authority, 5.000%, 12/1/2022	1,000,000	1,124,040
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 1/3/2017	275,000	275,976
5.000%, 12/1/2020, Call 1/3/2017	250,000	250,823
E-470 Public Highway Authority, 1.730%, 8/31/2017, Call 3/1/2017 (8)	550,000	547,024
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	546,770
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	133,844

		6,945,619
Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 9/1/2017 (6)	250,000	245,075
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	153,458
State of Connecticut:
1.430%, 8/15/2018 (8)	250,000	250,872
1.470%, 5/15/2018 (8)	150,000	150,624
1.470%, 9/15/2019 (8)	115,000	116,099
5.000%, 3/15/2021	500,000	555,760

		1,471,888
Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	130,000	132,291
Florida - 6.0%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	547,630
5.000%, 4/1/2021	400,000	445,400

Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	50,791
City of Miami Gardens, 3.000%, 7/1/2017	250,000	252,757
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	327,406
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	27,590
Columbia County School Board:
5.000%, 7/1/2019	920,000	988,126
5.000%, 7/1/2021	400,000	447,348
County of Broward, 5.000%, 10/1/2020	100,000	111,531
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	51,003
County of Okeechobee, 1.550%, 7/1/2021 (8)	800,000	797,536
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	333,534
Florida Housing Finance Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	260,000	260,382
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	80,000	82,258
Florida Municipal Power Agency, AMBAC, 0.963%, 10/1/2027, Call 12/7/2016 (8) (14)	575,000	519,982
Florida Municipal Power Agency, NATL-RE FGIC, 0.963%, 10/1/2027 (8) (14)	25,000	22,785
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	356,086
5.000%, 6/1/2021	300,000	332,466
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	44,348
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	315,276
5.000%, 5/1/2019	225,000	242,813
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	105,396
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	353,223
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	55,000	55,822
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	308,742
Pinellas County Health Facilities Authority, NATL-RE, 0.684%, 11/15/2023, Call 12/1/2016 (8) (14)	175,000	165,496
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	546,965
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,083,490
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	264,077
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	508,245
5.000%, 7/1/2020	235,000	256,975
5.000%, 7/1/2020	300,000	328,053
Tampa Bay Water:
5.000%, 10/1/2017	15,000	15,485
5.000%, 10/1/2017	25,000	25,808

		10,574,825
Georgia - 4.0%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	540,345
Burke County Development Authority:
0.620%, 7/1/2049, Call 12/1/2016 (8)	2,300,000	2,300,000
1.650%, 6/18/2021 (8)	250,000	241,985
Burke County Development Authority, AGM, 0.939%, 1/1/2024, Call 12/15/2016 (8) (14)	410,000	391,457
City of Atlanta:
1.897%, 11/1/2018, Call 5/1/2018 (8)	250,000	252,385
5.000%, 1/1/2021	250,000	276,400
6.000%, 11/1/2029, Call 11/1/2019	290,000	326,433
County of DeKalb, 5.000%, 10/1/2020	150,000	167,649
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	459,635
Gainesville & Hall County Hospital Authority, 1.500%, 2/18/2020, Call 8/22/2019 (8)	350,000	348,688
Heard County Development Authority, AGM, 0.939%, 1/1/2024, Call 12/15/2016 (8) (14)	25,000	22,797
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,056,580
5.250%, 9/15/2018	100,000	105,447
Monroe County Development Authority, AGM, 1.036%, 1/1/2020, Call 12/29/2016 (8) (14)	500,000	475,776

		6,965,577
Guam - 0.6%
Territory of Guam:
5.000%, 12/1/2021	500,000	556,175
5.000%, 12/1/2022	500,000	562,755

		1,118,930

Idaho - 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	163,263
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	81,014

		244,277
Illinois - 16.1%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	400,700
Chicago Board of Education, 4.550%, 3/1/2017, Call 1/3/2017 (8)	1,000,000	999,480
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	213,972
5.000%, 1/1/2021, Call 1/1/2018	100,000	103,992
5.000%, 1/1/2022	100,000	112,498
5.000%, 1/1/2022 (9)	200,000	224,996
Chicago Park District:
5.000%, 1/1/2022	250,000	276,830
5.000%, 1/1/2022	500,000	553,660
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	111,706
City of Chicago:
5.000%, 1/1/2018	50,000	50,644
5.000%, 1/1/2021	840,000	911,988
5.000%, 11/1/2021	1,000,000	1,104,500
City of Chicago, AMBAC, 4.000%, 1/1/2017	50,000	50,117
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	180,255
City of Peoria, 3.000%, 1/1/2019	300,000	308,463
City of Waukegan, 5.000%, 12/30/2020	250,000	273,630
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	510,805
Cook County Community High School District No. 228 Bremen, 5.000%, 12/1/2026, Call 12/29/2016	1,000,000	1,002,420
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (15)	50,000	50,000
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,529
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	159,193
0.000%, 12/1/2019	100,000	89,490
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	102,925
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,094,850
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	267,338
5.000%, 11/15/2021	720,000	786,737
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	50,120
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	342,247
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	577,185
Du Page County School District No. 15 Marquardt, 1.400%, 12/15/2026, Call 12/15/2016 (8)	1,000,000	1,000,000
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	980,000	978,461
1.723%, 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,001,820
2.250%, 5/15/2017	225,000	225,036
2.500%, 5/15/2018	150,000	150,126
4.000%, 10/1/2018	275,000	283,440
5.000%, 7/1/2017	250,000	254,618
5.000%, 2/15/2018	40,000	41,714
5.000%, 8/15/2020 (9)	400,000	431,484
5.000%, 11/15/2021	400,000	449,400
5.000%, 2/15/2022	500,000	537,775
5.000%, 11/15/2022	555,000	632,839
5.000%, 11/15/2022	500,000	568,645
5.500%, 8/15/2018	100,000	106,735
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,452
0.000%, 1/1/2018	55,000	53,930
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 1/3/2017	165,000	165,437
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	343,370
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,130,390

Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	51,086
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	235,000
Lake County Forest Preserve District, 1.050%, 12/15/2020 (8)	300,000	296,706
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	189,150
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	98,139
Metropolitan Pier & Exposition Authority, NATL, 0.000%, 12/15/2021	920,000	764,750
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020 (2)	30,000	26,534
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	30,000	30,000
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	419,140
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	40,000	41,908
Rock Island County Public Building Commission, 3.700%, 12/1/2018	210,000	212,115
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	251,620
State of Illinois:
3.875%, 9/1/2017	100,000	101,240
5.000%, 5/1/2017	250,000	252,905
5.000%, 1/1/2018	1,000,000	1,028,310
5.000%, 4/1/2020	100,000	103,992
5.000%, 2/1/2021	240,000	249,559
State of Illinois, AGM, 4.500%, 9/1/2020, Call 12/2/2016	100,000	100,000
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	30,683
Town of Cicero, 5.000%, 1/1/2020	500,000	534,440
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	250,530
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	145,323
Village of Maywood, 4.000%, 1/1/2017	500,000	500,390
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	277,013
2.000%, 1/1/2018	205,000	206,501
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	206,458
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,156,209
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	949,200
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,299
Will County School District No. 88A Richland, 1.100%, 1/1/2017	30,000	30,003
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	24,961

		28,245,106
Indiana - 3.5%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	506,975
City of Whiting, 1.850%, 10/1/2019 (8)	1,000,000	993,990
County of Lake, 2.000%, 7/15/2017	245,000	245,801
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	153,921
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	255,562
5.000%, 5/1/2020	100,000	110,001
5.000%, 8/15/2020	250,000	269,362
5.000%, 9/1/2022 (9)	525,000	589,370
5.250%, 10/1/2022, Call 10/1/2021	150,000	169,718
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.770%, 7/1/2039, Call 1/3/2017 (8)	2,500,000	2,500,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	110,026
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	271,365

		6,176,091
Iowa - 0.6%
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	989,530
Kansas - 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	465,163
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	93,762
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	215,868

		774,793
Kentucky - 1.1%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	573,720
Kentucky Asset Liability Commission, NATL-RE, 0.994%, 11/1/2017 (8)	35,000	34,920

Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	493,807
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	21,517
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,368
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/1/2017	265,000	270,713
Louisville - Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	606,991

		2,007,036
Louisiana - 0.7%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	444,000
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	50,000	47,653
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.071%, 8/1/2018, Call 2/1/2018 (8)	450,000	448,092
Louisiana Public Facilities Authority, AMBAC, 1.085%, 9/1/2027, Call 12/20/2016 (8) (14)	50,000	45,621
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	102,305
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	121,626

		1,209,297
Maine - 0.7%
City of Portland:
4.000%, 7/1/2019	130,000	137,864
4.000%, 7/1/2020	110,000	118,197
Tender Option Bond Trust, 0.650%, 6/21/2033, Call 7/1/2019 (6) (8)	1,000,000	1,000,000

		1,256,061
Maryland - 0.2%
City of Baltimore, 0.542%, 7/1/2037, Call 12/7/2016 (8) (14)	25,000	20,488
City of Baltimore, NATL-RE, 1.443%, 7/1/2020 (8) (14)	50,000	48,519
Howard County Housing Commission, 1.800%, 7/1/2018, Call 1/1/2018 (8)	150,000	150,083
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	151,169
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	50,000	51,791

		422,050
Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.585%, 12/1/2030, Call 12/1/2016 (8) (14)	100,000	91,131
Massachusetts Development Finance Agency:
0.950%, 7/1/2017, Call 1/3/2017 (8)	1,000,000	997,980
4.000%, 4/15/2020	430,000	449,810
5.000%, 7/1/2021	280,000	310,702
5.000%, 7/1/2022	315,000	350,689
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.632%, 7/1/2018, Call 12/6/2016 (8) (14)	75,000	73,120

		2,273,432
Michigan - 3.7%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	320,646
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017 (2)	100,000	101,684
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018 (2)	200,000	210,622
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	103,148
5.000%, 10/1/2018	200,000	211,974
5.000%, 10/1/2019	250,000	267,485
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	232,254
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 1/3/2017	40,000	40,079
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	653,887
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	165,254
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	264,412
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	165,984
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	569,702
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	190,000	193,678
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	211,192
Rib Floater Trust Various States, 0.700%, 7/1/2018 (6) (8)	1,900,000	1,900,000
Romulus Community Schools, AGM, 4.000%, 11/1/2017	100,000	102,367
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	328,242
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 1/3/2017	270,000	270,618

Wayne County Airport Authority, 5.000%, 12/1/2022	200,000	223,638

		6,536,866
Minnesota - 0.1%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	135,000	136,254
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	51,549

		187,803
Mississippi - 1.1%
City of D’Iberville, 2.125%, 4/1/2017	190,000	190,095
Mississippi Development Bank:
5.000%, 1/1/2018	1,000,000	1,040,680
5.000%, 8/1/2019	155,000	168,434
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	240,000	243,888
State of Mississippi, 1.080%, 9/1/2017, Call 3/1/2017 (8)	275,000	275,231

		1,918,328
Missouri - 4.0%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	225,000	218,075
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	994,270
Missouri Health & Educational Facilities Authority:
3.750%, 2/1/2017	45,000	45,129
4.000%, 2/1/2018	255,000	260,291
5.000%, 2/1/2022	250,000	273,460
5.000%, 2/1/2024, Call 2/1/2021	250,000	264,375
Missouri Health & Educational Facilities Authority, AMBAC, 1.225%, 6/1/2020, Call 12/1/2016 (8) (14)	50,000	48,268
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	265,000	272,608
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.963%, 12/1/2022, Call 12/1/2016 (8) (14)	805,000	739,526
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,075,520
St. Charles County Public Water District No. 2, 5.000%, 12/1/2021	1,000,000	1,130,100
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2017	600,000	600,420
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	549,045
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	453,551

		6,924,638
Nebraska - 0.2%
Central Plains Energy Project, 1.064%, 12/1/2017 (8)	310,000	308,760
Nevada - 0.2%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	105,123
5.000%, 6/15/2023, Call 6/15/2017	175,000	183,946

		289,069
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act:
5.250%, 10/1/2023, Call 10/1/2017	190,000	196,528
5.250%, 10/1/2023, Call 10/1/2017	60,000	61,896

		258,424
New Jersey - 2.8%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	646,207
New Jersey Economic Development Authority, 2.273%, 2/1/2018, Call 8/1/2017 (8)	250,000	250,757
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	21,222
New Jersey Health Care Facilities Financing Authority, 5.125%, 7/1/2019, Call 7/1/2018	130,000	137,754
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	395,000	411,195
5.000%, 12/1/2017	370,000	383,331
5.000%, 6/1/2018	100,000	104,801
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 12/16/2016	200,000	200,220
New Jersey State Turnpike Authority, NATL-RE:
0.963%, 1/1/2030, Call 12/1/2016 (8) (14)	500,000	455,521
0.963%, 1/1/2030, Call 12/6/2016 (8) (14)	25,000	22,776
0.963%, 1/1/2030, Call 12/2/2016 (8) (14)	25,000	22,776
1.120%, 1/1/2030, Call 12/1/2016 (8) (14)	100,000	91,105
1.120%, 1/1/2030, Call 12/6/2016 (8) (14)	25,000	22,776

New Jersey Transportation Trust Fund Authority:
1.550%, 12/15/2019, Call 6/15/2019 (8)	475,000	466,858
4.000%, 12/15/2019	75,000	77,750
5.000%, 6/15/2019	150,000	158,487
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	271,985
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	310,875
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	147,440
5.500%, 12/15/2020	10,000	11,042
South Jersey Port Corp.:
5.000%, 1/1/2018	250,000	257,995
5.000%, 1/1/2019	340,000	356,211
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	30,623

		4,859,707
New Mexico - 1.6%
City of Farmington, 1.875%, 4/1/2020 (8)	1,000,000	985,210
County of Bernalillo, 5.750%, 10/1/2017	150,000	155,868
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	25,000	25,910
New Mexico Municipal Energy Acquisition Authority, 1.107%, 8/1/2019, Call 2/1/2019 (8)	650,000	643,578
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,023,210

		2,833,776
New York - 9.1%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	101,185
City of New York, AGM, 0.790%, 11/1/2026 (8)	595,000	595,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,065,090
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	435,604
Long Island Power Authority, 1.023%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,000,280
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	152,396
Metropolitan Transportation Authority, 0.600%, 11/1/2035, Call 12/1/2016 (8)	3,805,000	3,805,000
Metropolitan Transportation Authority, AGM, 0.968%, 5/15/2018, Call 11/15/2017 (8)	250,000	249,425
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 1.465%, 1/1/2030, Call 12/5/2016 (8) (14)	500,000	499,935
New York Local Government Assistance Corp., AGM:
0.630%, 4/1/2017, Call 12/7/2016 (8) (14)	75,000	74,705
0.630%, 4/1/2017, Call 12/1/2016 (8) (14)	25,000	24,880
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	651,984
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,058,520
5.000%, 12/15/2019	495,000	545,475
5.250%, 2/15/2024, Call 2/15/2019	400,000	432,252
New York State Dormitory Authority, NATL-RE, 0.820%, 7/1/2029, Call 12/5/2016 (8) (14)	575,000	517,400
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (8)	350,000	344,432
New York State Energy Research & Development Authority, NATL-RE, 0.963%, 12/1/2020, Call 12/6/2016 (8) (14)	1,000,000	940,539
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	703,668
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,078,920
State of New York, AGM, 0.632%, 3/15/2021, Call 12/1/2016 (8) (14)	25,000	24,372
State of New York, NATL-RE FGIC:
0.632%, 2/15/2022, Call 12/1/2016 (8) (14)	580,000	559,760
0.632%, 2/13/2032, Call 12/1/2016 (8) (14)	70,000	65,093
Triborough Bridge & Tunnel Authority, 1.057%, 2/1/2021 (8)	1,000,000	983,740

		15,909,655
North Carolina - 0.8%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 1/3/2017	165,000	165,371
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	135,000	141,437
North Carolina Eastern Municipal Power Agency, FGIC, 0.603%, 1/1/2025 (8) (14)	600,000	485,312
University of North Carolina at Chapel Hill, 1.107%, 12/1/2017, Call 6/1/2017 (8)	525,000	525,635

		1,317,755
North Dakota - 0.6%
City of Williston, 5.000%, 5/1/2020	240,000	260,201
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	230,000	233,321
3.750%, 7/1/2042, Call 7/1/2022	135,000	138,858
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2016	460,000	455,828

		1,088,208

Ohio - 1.9%
Bucyrus City School District, 0.000%, 12/1/2017	155,000	152,876
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	640,524
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	52,036
City of Harrison, 2.000%, 10/1/2018	120,000	121,020
City of Marysville, XLCA:
5.250%, 12/1/2021, Call 12/1/2016	105,000	105,000
5.250%, 12/1/2021, Call 12/1/2016	45,000	45,000
County of Hamilton:
4.000%, 1/1/2021	445,000	460,201
5.000%, 1/1/2022	465,000	502,986
Lancaster Port Authority, 0.977%, 8/1/2019, Call 2/1/2019 (8)	145,000	143,218
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	109,516
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	95,000	97,195
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	35,000
State of Ohio, 0.800%, 1/15/2045, Call 12/1/2016 (8)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	413,396

		3,377,968
Oklahoma - 0.1%
Oklahoma Municipal Power Authority, 1.350%, 8/1/2018, Call 2/1/2018 (8)	155,000	155,268
Pennsylvania - 5.1%
Allegheny County Hospital Development Authority:
1.314%, 2/1/2021, Call 2/1/2017 (8)	130,000	129,054
5.375%, 8/15/2029, Call 8/15/2019	225,000	243,275
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	52,270
Berks County Municipal Authority, 2.050%, 7/1/2022, Call 7/1/2017 (8)	350,000	357,714
Capital Region Water, 5.000%, 7/15/2021	1,000,000	1,113,290
City of Philadelphia, 5.250%, 8/1/2018	100,000	106,039
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	108,446
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	257,140
5.000%, 10/1/2023, Call 10/1/2017	100,000	103,274
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	648,816
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	123,689
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	138,757
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	222,614
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	305,799
Monroe County Hospital Authority, 5.000%, 1/1/2017	90,000	90,268
Montgomery County Industrial Development Authority, AGC, 0.640%, 11/15/2029, Call 12/1/2016 (8)	500,000	500,000
North Penn Water Authority, 0.857%, 11/1/2019, Call 5/1/2019 (8)	800,000	790,680
Northampton County General Purpose Authority, 1.950%, 8/15/2020, Call 2/15/2020 (8)	150,000	150,792
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (8)	180,000	180,018
5.000%, 3/1/2020	200,000	216,754
Pennsylvania Turnpike Commission:
1.230%, 12/1/2018, Call 6/1/2018 (8)	90,000	89,936
1.430%, 12/1/2020, Call 6/1/2020 (8)	325,000	325,088
1.530%, 12/1/2021, Call 6/1/2021 (8)	80,000	80,207
1.700%, 12/1/2019, Call 6/1/2019 (8)	600,000	605,490
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,451
School District of Philadelphia, 5.000%, 9/1/2018	65,000	68,612
Scranton School District, SAW, 1.362%, 4/2/2018, Call 10/2/2017 (8)	1,000,000	997,370
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	100,000
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	171,790
State Public School Building Authority, SAW, 1.157%, 9/1/2018, Call 3/1/2018 (8)	615,000	608,333

		8,934,966
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2022	500,000	553,320
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	283,036
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	645,000	642,955

		1,479,311
South Carolina - 0.7%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,093,010
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	55,000	55,907

		1,148,917

Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	135,617
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	229,429
Public Building Authority of Sevier County, AMBAC, 0.963%, 6/1/2018 (8) (14)	125,000	122,823
Tennessee Energy Acquisition Corp.:
5.250%, 9/1/2020	10,000	11,062
5.250%, 9/1/2021	55,000	61,770

		560,701
Texas - 8.3%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	650,000	647,127
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	311,941
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	52,656
City of Mission, BAM, 3.000%, 2/15/2017	125,000	125,483
City of The Colony, 6.000%, 2/15/2019	795,000	870,652
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	230,193
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	177,189
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	263,966
Crane County Water District, 3.000%, 2/15/2021	605,000	625,019
Harris County Cultural Education Facilities Finance Corp., 1.380%, 6/1/2021 (8)	350,000	350,182
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,081,930
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (6)	500,000	480,300
4.000%, 4/1/2018	225,000	231,226
4.000%, 11/15/2021	615,000	626,808
5.000%, 11/1/2022	500,000	545,255
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	263,513
North Texas Higher Education Authority, Inc., 1.746%, 7/1/2030 (8)	150,000	148,272
North Texas Tollway Authority:
1.220%, 1/1/2020, Call 7/1/2019 (8)	350,000	351,326
1.350%, 1/1/2019, Call 7/1/2018 (8)	250,000	250,340
5.000%, 1/1/2022	250,000	282,392
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2017 (8)	700,000	701,113
Panhandle-Plains Higher Education Authority, Inc., 2.096%, 4/1/2035, Call 12/1/2016 (8)	250,000	248,090
Port of Port Arthur Navigation District:
0.720%, 4/1/2040, Call 12/1/2016 (8)	1,500,000	1,500,000
0.720%, 4/1/2040, Call 12/1/2016 (8)	1,000,000	1,000,000
0.720%, 11/1/2040, Call 12/1/2016 (8)	1,000,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	700,630
5.000%, 5/15/2021	500,000	526,615
5.000%, 2/15/2022, Call 2/15/2017	90,000	90,719
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	181,438
Texas Municipal Gas Acquisition & Supply Corp. I:
1.120%, 12/15/2017, Call 12/1/2016 (8)	20,000	19,943
5.625%, 12/15/2017	520,000	530,644
Texas Municipal Gas Acquisition & Supply Corp. II, 1.270%, 9/15/2017 (8)	220,000	219,998

		14,634,960
Utah - 0.4%
Salt Lake City Corp., AMBAC, 0.320%, 5/15/2020, Call 12/1/2016 (8) (14)	700,000	689,415
Vermont - 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	262,105
5.000%, 7/1/2019	100,000	106,369

		368,474
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017 (6)	100,000	98,726
Virginia - 0.7%
Henrico County Economic Development Authority, AGM, 1.080%, 8/23/2027, Call 12/1/2016 (8) (14)	1,250,000	1,181,443

Washington - 0.6%
City of Tacoma, 5.750%, 12/1/2017	100,000	104,480
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	389,840
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	155,000	151,947
NJB Properties, 5.000%, 12/1/2021, Call 12/1/2016	100,000	100,000
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	24,357
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	349,344

		1,119,968
Wisconsin - 3.3%
Arcadia School District:
3.000%, 3/15/2019, Call 3/15/2017	415,000	417,374
3.000%, 3/15/2019, Call 3/15/2017	285,000	286,231
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017	1,000,000	1,007,530
City of Two Rivers, 3.500%, 4/1/2017	250,000	251,377
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,004,810
State of Wisconsin:
5.000%, 9/1/2020	175,000	194,285
5.000%, 3/1/2021	300,000	335,100
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	380,280
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,101
3.000%, 8/15/2019	105,000	108,917
3.250%, 5/1/2018	200,000	200,570
4.000%, 3/1/2017	150,000	150,899
4.000%, 8/15/2018	300,000	311,214
5.000%, 3/1/2020	200,000	215,844
5.000%, 8/15/2020	260,000	289,604
5.500%, 12/15/2020, Call 12/15/2019	80,000	88,534
Wisconsin Health & Educational Facilities Authority, NATL-RE, 1.138%, 6/1/2019, Call 12/1/2016 (8) (14)	200,000	194,531
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 1/3/2017 (8)	240,000	240,473

		5,807,674

Total Municipals (identified cost $173,539,936)		172,507,191

Mutual Funds - 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	85,224	857,352

Total Mutual Funds (identified cost $859,891)		857,352

Short-Term Investments - 0.5%

Mutual Funds - 0.5%
BMO Government Money Market Fund - Premier Class, 0.160% (4)	778,002	778,002

Total Short-Term Investments (identified cost $778,002)		778,002

Total Investments - 99.3% (identified cost $175,177,829)		174,142,545
Other Assets and Liabilities - 0.7%		1,274,063

Total Net Assets - 100.0%		$175,416,608

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 19.6%

Automobiles - 5.2%
AmeriCredit Auto Receivables Trust:
Class B, (Series 2014-4), 1.870%, 12/9/2019	$500,000	$501,682
Class C, (Series 2012-4), 1.930%, 8/8/2018	371,123	371,175
BMW Vehicle Lease Trust, Class A3, (Series 2015-2), 1.400%, 9/20/2018	2,500,000	2,501,835
CarMax Auto Owner Trust:
Class A3, (Series 2015-4), 1.560%, 11/16/2020	650,000	651,775
Class A3, (Series 2016-2), 1.520%, 2/16/2021	420,000	420,326
CPS Auto Receivables Trust:
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6)	115,729	115,728
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	347,381	346,317
GM Financial Leasing Trust, Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,500,000	2,507,647
Harley-Davidson Motorcycle Trust, Class A3, (Series 2015-2), 1.300%, 3/16/2020	1,000,000	1,001,025
Huntington Auto Trust, Class A4, (Series 2016-1), 1.930%, 4/15/2022	2,015,000	2,014,925
Santander Drive Auto Receivables Trust:
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	989,536	996,699
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,001,000	1,015,119
Class D, (Series 2015-2), 3.020%, 4/15/2021	760,000	771,141
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	500,000	499,877
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	1,009,416	1,007,948

		14,723,219
Credit Cards - 4.7%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 0.988%, 7/15/2022 (8)	2,000,000	1,999,752
Class A1, (Series 2015-2), 2.250%, 7/17/2023	1,015,000	1,016,532
Chase Issuance Trust:
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,469,162
Class A5, (Series 2016-A5), 1.270%, 7/15/2021	2,000,000	1,981,258
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	3,385,000	3,392,329
World Financial Network Credit Card Master Trust, Class A, (Series 2015-B), 2.550%, 6/17/2024	2,240,000	2,279,518

		13,138,551
Other Financial - 9.7%
Ally Master Owner Trust:
Class A, (Series 2012-5), 1.540%, 9/15/2019	1,000,000	1,002,110
Class A2, (Series 2014-4), 1.430%, 6/17/2019	413,000	413,481
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.550%, 6/17/2031 (6) (8)	912,739	911,104
Colony American Homes, Class A, (Series 2014-2A), 1.474%, 7/17/2031 (6) (8)	1,944,452	1,929,037
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,881,821	1,871,601
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6)	1,000,000	1,000,298
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,989,086
Class C, (Series 2012-2), 2.860%, 1/15/2019	2,139,000	2,142,570
GMF Floorplan Owner Revolving Trust:
Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	1,001,044
Class C, (Series 2015-1), 2.220%, 5/15/2020 (6)	1,170,000	1,168,162
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	959,651	944,126
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.550%, 6/17/2031 (6) (8)	1,947,304	1,941,205
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	1,001,741
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,502,002
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.538%, 9/17/2031 (6) (8)	1,881,167	1,872,139
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.482%, 10/25/2023 (6) (8)	795,481	797,229
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (6)	1,250,000	1,245,796

Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	2,112,412	2,105,338
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	1,587,668	1,583,698

		27,421,767

Total Asset-Backed Securities (identified cost $55,338,331)		55,283,537

Collateralized Mortgage Obligations - 2.4%

Federal National Mortgage Association - 0.9%
3.000%, 6/25/2033, (Series 2014-20)	2,403,618	2,463,689
Federal Home Loan Mortgage Corporation - 0.6%
3.000%, 2/15/2031, (Series 4013)	1,724,322	1,794,233
Private Sponsor - 0.9%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.073%, 5/20/2036 (8)	264,593	239,263
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	364,236	381,327
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	254,475	262,832
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	253,074	211,302
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	171,534	167,354
Class 3A1, (Series 2007-A2), 2.813%, 4/25/2037 (8)	23,222	20,274
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.012%, 11/25/2034 (8)	499,461	505,554
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.089%, 5/25/2036 (8)	209,380	199,840
Class 2A4, (Series 2006-AR8), 3.082%, 4/25/2036 (8)	68,812	67,846
Class A1, (Series 2006-AR19), 3.159%, 12/25/2036 (8)	358,799	329,164

		2,384,756

Total Collateralized Mortgage Obligations (identified cost $6,691,308)		6,642,678

Commercial Mortgage Securities - 5.9%

Federal Home Loan Mortgage Corporation - 2.0%
2.757%, 5/25/2020, (Series K009)	688,872	695,946
3.952%, 6/25/2047, (Series 2012-K710) (6) (8)	475,000	488,822
4.019%, 1/25/2047, (Series 2012-K707) (6) (8)	1,835,000	1,891,096
4.302%, 9/25/2044, (Series 2012-K705) (6) (8)	217,211	224,498
5.045%, 7/25/2044, (Series 2011-K703) (6) (8)	2,215,000	2,300,563

		5,600,925
Government National Mortgage Association - 1.7%
1.600%, 12/16/2042, (Series 2013-2)	889,644	884,748
1.800%, 7/16/2037, (Series 2013-179)	1,153,779	1,141,851
2.205%, 1/16/2044, (Series 2014-61)	1,027,308	1,028,489
2.650%, 2/16/2045, (Series 2015-33)	1,862,014	1,881,690

		4,936,778
Private Sponsor - 2.2%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (6)	2,627,137	2,605,232
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	688,126	686,612
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,959,701	1,939,810
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 6.098%, 6/11/2049 (8)	995,953	1,014,571

		6,246,225

Total Commercial Mortgage Securities (identified cost $16,975,858)		16,783,928

Corporate Bonds & Notes - 43.4%

Auto Manufacturers - 3.9%
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	494,377
2.551%, 10/5/2018	2,000,000	2,013,812
2.943%, 1/8/2019 (1)	1,500,000	1,518,402
General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	991,288
3.000%, 9/25/2017 (1)	500,000	505,086

3.100%, 1/15/2019 (1)	3,000,000	3,027,876
4.750%, 8/15/2017	500,000	510,875
Toyota Motor Credit Corp., 1.200%, 4/6/2018	1,000,000	996,263
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (6)	1,000,000	998,026

		11,056,005
Banks - 17.8%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6)	1,000,000	999,233
Bank of America Corp.:
2.250%, 4/21/2020 (1)	1,000,000	992,043
2.625%, 10/19/2020 (1)	1,000,000	1,000,905
Bank of America NA, 1.650%, 3/26/2018	1,000,000	1,000,240
Bank of Nova Scotia:
1.650%, 6/14/2019	1,000,000	990,259
1.950%, 1/15/2019	2,000,000	2,002,468
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (8)	2,725,000	2,910,300
Branch Banking & Trust Co., 2.300%, 10/15/2018	900,000	910,571
Capital One Financial Corp., 2.450%, 4/24/2019	300,000	302,410
Citigroup, Inc.:
1.700%, 4/27/2018 (1)	1,300,000	1,297,516
2.050%, 12/7/2018 (1)	500,000	500,447
2.350%, 8/2/2021 (1)	520,000	510,136
Deutsche Bank AG/London, 1.400%, 2/13/2017 (1)	2,000,000	1,999,270
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,010,143
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (8)	1,900,000	1,966,500
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019 (1)	1,000,000	997,743
2.550%, 10/23/2019 (1)	1,500,000	1,510,498
HSBC USA, Inc.:
1.700%, 3/5/2018	1,100,000	1,098,215
2.000%, 8/7/2018	1,000,000	1,000,869
Huntington National Bank, 2.000%, 6/30/2018	1,500,000	1,503,500
Independent Bank Group, Inc., 5.875%, 8/1/2024	2,745,000	2,765,587
KeyBank NA:
1.700%, 6/1/2018	1,000,000	1,001,151
2.350%, 3/8/2019	1,000,000	1,008,668
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6)	1,000,000	1,000,299
Morgan Stanley:
2.125%, 4/25/2018 (1)	1,000,000	1,003,522
2.500%, 1/24/2019 (1)	900,000	908,329
National Australia Bank, Ltd., 1.875%, 7/23/2018	1,500,000	1,503,137
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (8)	1,525,000	1,540,250
PNC Bank NA:
1.600%, 6/1/2018	1,500,000	1,498,404
1.950%, 3/4/2019	1,000,000	1,002,908
Regions Bank, 2.250%, 9/14/2018 (1)	1,500,000	1,505,455
Renasant Corp., 5.000%, 9/1/2026 (8)	1,125,000	1,158,750
Royal Bank of Canada:
1.800%, 7/30/2018 (1)	1,000,000	1,001,155
2.000%, 12/10/2018 (1)	1,500,000	1,505,959
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,898,771
Toronto-Dominion Bank:
1.625%, 3/13/2018 (1)	1,000,000	1,001,620
1.750%, 7/23/2018 (1)	500,000	500,893
Union Bankshares Corp., 5.000%, 12/15/2026 (9)	1,385,000	1,385,000
Wells Fargo Bank NA, 1.750%, 5/24/2019 (1)	700,000	698,065
Westpac Banking Corp.:
1.650%, 5/13/2019	500,000	496,386
2.250%, 1/17/2019 (1)	1,500,000	1,507,804

		50,395,379
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,905,000	1,905,975
Coca-Cola Co., 1.150%, 4/1/2018 (1)	1,500,000	1,496,609

		3,402,584
Biotechnology - 0.5%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,450,000	1,459,457

Chemicals - 0.2%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	608,790
Diversified Financial Services - 2.6%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	505,937
3.250%, 2/13/2018 (1)	1,000,000	1,008,000
American Express Credit Corp.:
1.800%, 7/31/2018 (1)	1,425,000	1,427,324
2.375%, 5/26/2020 (1)	1,000,000	1,001,729
International Lease Finance Corp., 8.750%, 3/15/2017	1,135,000	1,157,017
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,274,675
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	1,001,586

		7,376,268
Electric - 1.2%
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,508,490
Exelon Corp., 1.550%, 6/9/2017 (1)	1,500,000	1,500,433
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	504,083

		3,513,006
Electronics - 0.4%
Honeywell International, Inc., 1.400%, 10/30/2019	1,225,000	1,216,222
Engineering & Construction - 0.3%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,002,135
Healthcare-Services - 0.8%
Anthem, Inc., 1.875%, 1/15/2018 (1)	750,000	751,088
UnitedHealth Group, Inc., 1.900%, 7/16/2018	1,500,000	1,508,231

		2,259,319
Insurance - 0.3%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)	1,000,000	1,002,777
Internet - 0.4%
eBay, Inc., 2.500%, 3/9/2018	1,000,000	1,008,174
Machinery-Construction & Mining - 0.6%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,685,000	1,687,858
Machinery-Diversified - 1.5%
John Deere Capital Corp.:
1.250%, 10/9/2019 (1)	775,000	761,209
1.300%, 3/12/2018	1,610,000	1,606,495
Roper Technologies, Inc., 2.050%, 10/1/2018 (1)	2,000,000	2,010,512

		4,378,216
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,018,270
Office/Business Equipment - 0.6%
Xerox Corp., 2.950%, 3/15/2017 (1)	1,575,000	1,580,976
Oil & Gas - 3.5%
BP Capital Markets PLC, 2.237%, 5/10/2019 (1)	2,000,000	2,010,978
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	991,055
ConocoPhillips Co., 1.050%, 12/15/2017	2,000,000	1,988,634
Exxon Mobil Corp.:
1.708%, 3/1/2019 (1)	1,000,000	998,996
1.912%, 3/6/2020 (1)	1,200,000	1,201,958
Marathon Oil Corp., 6.000%, 10/1/2017	1,500,000	1,547,891
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,039,243

		9,778,755
Pharmaceuticals - 2.3%
AbbVie, Inc., 1.750%, 11/6/2017	1,670,000	1,674,302
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,001,808
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	2,000,950
1.950%, 6/15/2018 (1)	400,000	401,214
Express Scripts Holding Co., 2.250%, 6/15/2019 (1)	1,000,000	1,001,722
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/2020 (1)	470,000	462,243

		6,542,239

Pipelines - 0.5%
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	1,500,000	1,510,228
Real Estate Investment Trusts - 0.4%
Welltower, Inc., 2.250%, 3/15/2018 (1)	1,000,000	1,005,190
Savings & Loans - 1.5%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021 (6)	2,000,000	2,082,388
Meta Financial Group, Inc., 5.750%, 8/15/2026 (8)	2,050,000	2,126,875

		4,209,263
Semiconductors - 0.6%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,603,445
Telecommunications - 1.9%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	495,615
Cisco Systems, Inc.:
1.400%, 9/20/2019 (1)	500,000	494,430
1.650%, 6/15/2018 (1)	1,750,000	1,757,094
2.125%, 3/1/2019 (1)	1,500,000	1,514,676
Verizon Communications, Inc.:
2.625%, 2/21/2020 (1)	500,000	504,164
3.650%, 9/14/2018 (1)	500,000	515,800

		5,281,779

Total Corporate Bonds & Notes (identified cost $122,189,342)		122,896,335

Mutual Funds - 1.6%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (16)	110,732	991,055
Fidelity Floating Rate High Income Fund	372,038	3,564,126

Total Mutual Funds (identified cost $4,413,582)		4,555,181

U.S. Government & U.S. Government Agency Obligations - 19.1%

Federal Home Loan Bank - 0.8%
0.625%, 10/26/2017 (1)	$2,350,000	2,344,149
Federal Home Loan Mortgage Corporation - 0.7%
1.750%, 5/30/2019	2,000,000	2,021,210
Federal National Mortgage Association - 3.4%
0.875%, 2/8/2018	1,500,000	1,497,913
1.000%, 9/27/2017 (1)	1,000,000	1,000,079
1.000%, 2/26/2019 (1)	2,000,000	1,990,664
1.125%, 7/20/2018 (1)	2,000,000	2,002,058
1.500%, 6/22/2020 (1)	1,000,000	997,028
1.750%, 11/26/2019 (1)	2,000,000	2,017,830

		9,505,572
U.S. Treasury Bonds & Notes - 14.2%
0.750%, 3/31/2018 (1)	1,500,000	1,495,488
0.750%, 4/15/2018 (1)	2,000,000	1,993,242
0.875%, 1/31/2018 (1)	1,000,000	999,238
0.875%, 6/15/2019 (1)	2,000,000	1,979,804
0.875%, 7/31/2019 (1)	1,000,000	988,555
1.000%, 2/15/2018 (1)	1,500,000	1,500,791
1.000%, 5/15/2018 (1)	1,500,000	1,499,678
1.000%, 5/31/2018 (1)	1,000,000	999,707
1.000%, 8/31/2019 (1)	1,500,000	1,486,407
1.000%, 9/30/2019 (1)	1,500,000	1,485,176
1.250%, 10/31/2018 (1)	2,000,000	2,005,586
1.250%, 11/15/2018 (1)	1,500,000	1,503,925
1.250%, 11/30/2018 (1)	1,500,000	1,503,808
1.250%, 1/31/2019 (1)	1,000,000	1,001,836
1.250%, 4/30/2019 (1)	2,000,000	2,000,742

1.250%, 1/31/2020 (1)	2,000,000	1,987,070
1.375%, 9/30/2018 (1)	1,500,000	1,507,207
1.375%, 1/31/2020 (1)	1,000,000	997,500
1.375%, 2/29/2020 (1)	3,000,000	2,988,516
1.500%, 2/28/2019 (1)	1,500,000	1,510,518
1.500%, 10/31/2019 (1)	2,000,000	2,006,484
1.625%, 7/31/2019 (1)	1,500,000	1,512,246
1.625%, 8/31/2019 (1)	1,750,000	1,763,741
1.750%, 9/30/2019 (1)	1,500,000	1,516,524
1.875%, 9/30/2017 (1)	2,000,000	2,017,500

		40,251,289

Total U.S. Government & U.S. Government Agency Obligations (identified cost $54,197,566)		54,122,220

U.S. Government Agency-Mortgage Securities - 0.5%

Federal National Mortgage Association - 0.5%
3.500%, 4/1/2026	147,398	153,777
4.000%, 11/1/2031	568,703	604,586
5.500%, 11/1/2033	166,051	186,966
5.500%, 2/1/2034	125,583	141,406
5.500%, 8/1/2037	291,053	327,224
9.500%, 12/1/2024	4,454	4,496
9.500%, 1/1/2025	6,816	6,883
9.500%, 1/1/2025	6,031	6,085
10.000%, 7/1/2020	13,859	14,154

		1,445,577
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	32,426	34,005
9.000%, 12/15/2019	6,360	6,804

		40,809

Total U.S. Government Agency-Mortgage Securities (identified cost $1,449,335)		1,486,386

Short-Term Investments - 34.0%

Certificates of Deposit - 1.4%
Florida Power & Light Co., 0.570%, 12/6/2016 (13)	2,500,000	2,499,722
Hyundai Captial America, 0.650%, 12/6/2016 (13)	1,500,000	1,499,818

		3,999,540
Collateral Pool Investments for Securities on Loan - 25.7%
Collateral pool allocation (3)		72,750,222

Mutual Funds - 6.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	19,525,584	19,529,489

Total Short-Term Investments (identified cost $96,279,172)		96,279,251

Total Investments - 126.5% (identified cost $357,534,494)		358,049,516
Other Assets and Liabilities - (26.5)%		(75,009,567)

Total Net Assets - 100.0%		$283,039,949

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.0%

Alabama - 1.3%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$311,567
4.000%, 7/1/2021	1,895,000	2,017,910
4.375%, 10/1/2017	200,000	205,360
5.000%, 10/1/2020, Call 10/1/2018	230,000	244,412
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (17)	200,000	204,296
Butler County Board of Education, AGM:
2.000%, 7/1/2017	375,000	376,961
4.000%, 7/1/2020	585,000	622,639
City of Alexander City, AGC, 5.000%, 5/1/2018	1,000,000	1,050,210
City of Birmingham, 0.000%, 3/1/2022 (15)	1,945,000	2,039,002
County of Jefferson, AGM, 1.205%, 2/1/2042, Call 12/29/2016 (8) (14)	454,517	388,955
Health Care Authority for Baptist Health, 1.050%, 11/1/2042 (8)	3,485,000	3,485,000
Health Care Authority for Baptist Health, AGC, 1.000%, 11/15/2037, Call 12/2/2016 (8) (14)	2,175,000	2,175,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,644,552
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,354,560

		22,120,424
Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,561,615
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,889,325
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,148,790
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	173,436
5.100%, 4/1/2033, Call 4/1/2018	35,000	36,790
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	566,000
5.000%, 11/1/2022	500,000	575,330
5.000%, 4/1/2031, Call 4/1/2021	150,000	168,937
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,152,151
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 1/3/2017	305,000	305,967
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,312,737

		9,891,078
Arizona - 3.4%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,428,190
Arizona Health Facilities Authority:
2.400%, 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,593,105
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,404,172
5.000%, 2/1/2022	1,000,000	1,117,630
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	795,814
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,128,046
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,401,183
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,562,430
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	409,220
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	380,356
City of Peoria, 4.000%, 7/1/2019	515,000	545,885
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	552,185
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,658,524
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	908,828
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	547,760
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	256,248
5.000%, 8/1/2027, Call 8/1/2017	975,000	999,365

Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (6)	475,000	469,215
5.000%, 7/1/2031, Call 7/1/2026 (6)	3,000,000	2,999,880
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	3,000,000	3,257,100
La Paz County Industrial Development Authority, 5.000%, 2/15/2036, Call 2/15/2026 (6)	1,000,000	1,024,350
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	386,714
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	315,343
3.000%, 1/1/2018	325,000	329,469
4.000%, 1/1/2019	200,000	208,244
5.000%, 7/1/2036, Call 7/1/2026	750,000	778,882
5.000%, 7/1/2036, Call 7/1/2026 (6)	1,225,000	1,225,882
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	545,575
5.000%, 7/1/2023	1,000,000	1,155,220
5.000%, 7/1/2024	575,000	669,720
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	667,318
5.000%, 7/1/2020, Call 7/1/2018	600,000	634,818
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,159,977
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (15)	500,000	608,970
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (15)	555,000	628,299
5.500%, 7/1/2036 (15)	530,000	660,316
Pima County Industrial Development Authority:
4.500%, 7/1/2020	530,000	552,165
4.500%, 7/1/2021, Call 7/1/2020	1,315,000	1,363,892
4.500%, 7/1/2022, Call 7/1/2020	1,375,000	1,411,767
6.375%, 7/1/2028, Call 7/1/2018	255,000	272,615
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	400,215
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	258,204
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	125,938
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	265,180
Scottsdale Industrial Development Authority, FSA, 0.750%, 9/1/2045, Call 12/6/2016 (8) (14)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,087,860
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,498,600
Town of Marana, 5.000%, 7/1/2023	450,000	523,710
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (17)	175,000	181,045
University Medical Center Corp., 5.000%, 7/1/2021	425,000	477,075
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	508,076
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	1,943,795
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	1,994,947
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,023,050

		59,477,367
Arkansas - 1.4%
Arkansas Development Finance Authority:
0.800%, 9/1/2044, Call 12/1/2016 (8)	3,600,000	3,600,000
5.000%, 2/1/2020	255,000	276,968
5.000%, 2/1/2021	315,000	347,722
5.000%, 2/1/2022	150,000	168,338
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	245,000	253,271
4.000%, 7/1/2025, Call 7/1/2021	515,000	531,279
4.750%, 7/1/2032, Call 1/3/2017 (17)	145,000	145,323
Arkansas State University:
4.000%, 3/1/2021	390,000	418,907
4.000%, 3/1/2022	1,140,000	1,236,273
4.000%, 3/1/2023	985,000	1,061,564
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,079,983
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	920,000	909,797
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	1,285,000	1,274,013
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,037,000

5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,134,680
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,690,000	1,691,267
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	626,683
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	845,435
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,439,009
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	21,648
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,029,546
5.000%, 11/1/2023, Call 11/1/2022	860,000	972,299
University of Arkansas:
5.000%, 12/1/2021	300,000	340,242
5.000%, 12/1/2022	520,000	595,624
5.000%, 12/1/2023, Call 12/1/2022	500,000	577,545
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,144,350

		24,758,766
California - 7.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	569,127
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,102,040
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,389,812
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (15)	1,150,000	1,028,618
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	243,279
Bay Area Toll Authority, 1.800%, 4/1/2027, Call 10/1/2026 (8)	5,000,000	5,084,100
BB&T Municipal Trust, 1.350%, 11/15/2019 (6) (8)	1,500,000	1,505,190
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	338,352
0.000%, 8/1/2031	615,000	338,791
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,088,708
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (15)	1,325,000	1,061,007
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 1/3/2017	4,555,000	4,558,462
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,187,000
California Health Facilities Financing Authority, NATL-RE, 1.015%, 7/1/2022, Call 12/1/2016 (8) (14)	1,900,000	1,835,054
California Pollution Control Financing Authority, 0.900%, 2/1/2017 (6) (8) (17)	5,000,000	4,999,150
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,084,850
California State University, 5.000%, 11/1/2031, Call 5/1/2026	2,000,000	2,295,600
California Statewide Communities Development Authority:
5.000%, 12/1/2028, Call 6/1/2026 (6)	1,000,000	1,039,050
5.000%, 12/1/2036, Call 6/1/2026 (6)	1,000,000	1,007,510
5.000%, 12/1/2041, Call 6/1/2026 (6)	1,000,000	1,000,740
California Statewide Communities Development Authority, AGM, 0.970%, 7/1/2040, Call 12/2/2016 (8) (14)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 1/3/2017	2,100,000	2,102,268
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,590,690
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	959,548
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 2/1/2017	670,000	673,290
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,028,937
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,741,580
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,466,867
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 1/3/2017 (8)	2,000,000	2,001,920
County of Los Angeles, 0.000%, 9/1/2018	750,000	729,128
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	551,442
County of San Joaquin, 5.000%, 4/1/2022	350,000	396,512
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	380,000	344,299
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	248,108
Duarte Unified School District, 5.125%, 8/1/2026 (15)	585,000	696,080
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	499,210
5.000%, 10/1/2022	515,000	591,560
5.000%, 10/1/2022	580,000	667,249
5.000%, 10/1/2023	800,000	928,512
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (15)	500,000	503,855
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (15)	1,250,000	1,171,388

Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	277,267
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	384,654
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,422,771
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	457,832
5.000%, 6/1/2023	400,000	463,972
5.000%, 6/1/2024	775,000	905,998
5.000%, 6/1/2025	425,000	500,123
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	214,018
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,234,280
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	105,249
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	416,899
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	200,680
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,127,030
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,958,477
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	716,528
5.000%, 8/1/2025, Call 8/1/2023	760,000	873,293
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	323,949
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (15)	165,000	154,915
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	484,284
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	750,598
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (15)	300,000	358,836
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,293,340
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	564,990
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (15)	2,125,000	1,829,774
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	459,195
Northern California Gas Authority No. 1:
1.197%, 7/1/2019 (8)	3,000,000	2,958,600
1.287%, 7/1/2027 (8)	1,915,000	1,758,066
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	565,190
5.000%, 7/1/2032, Call 7/1/2022	700,000	788,935
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	490,320
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,293,900
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	648,555
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	260,473
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	270,791
5.000%, 12/1/2028, Call 12/1/2025	425,000	485,775
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,128,810
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,246,060
San Diego Public Facilities Financing Authority:
5.000%, 10/15/2027, Call 10/15/2025	2,000,000	2,299,080
5.000%, 10/15/2028, Call 10/15/2025	1,550,000	1,768,860
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	840,248
5.000%, 5/1/2024, Call 5/1/2021	295,000	332,934
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,596,825
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,052,600
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	383,236
0.000%, 6/15/2021	490,000	436,301
0.000%, 6/15/2022	505,000	432,578
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	445,385
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	993,593
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	252,452
0.000%, 8/1/2031	470,000	266,847
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	375,594
4.875%, 7/1/2018, Call 7/1/2017	900,000	917,964
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,614,902

5.250%, 7/1/2023, Call 7/1/2017	250,000	255,523
5.300%, 7/1/2026, Call 7/1/2017	350,000	357,830
State of California:
1.074%, 12/1/2017, Call 6/1/2017 (8)	2,500,000	2,505,800
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,335,042
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,756,506
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,439,728
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,070,430
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 2/1/2017 (8)	1,625,000	1,626,267
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	536,556
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,422,041
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,294,301
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,080,895
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	231,542
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,224,540
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,015,819
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	185,195
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	96,126
0.000%, 8/1/2023	240,000	196,853
0.000%, 8/1/2024, Call 8/1/2023	330,000	255,272
0.000%, 8/1/2025, Call 8/1/2023	270,000	197,753
0.000%, 8/1/2026, Call 8/1/2023	330,000	227,660
0.000%, 8/1/2028, Call 8/1/2023	420,000	257,078
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	79,670

		124,156,136
Colorado - 1.6%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	589,220
5.000%, 12/1/2026, Call 12/1/2024	355,000	410,561
5.000%, 12/1/2027, Call 12/1/2024	500,000	575,165
City & County of Denver, 5.000%, 11/15/2021	500,000	568,260
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/1/2016	120,000	120,000
4.000%, 12/1/2017	120,000	122,982
4.000%, 12/15/2025 (6)	535,000	514,558
5.000%, 9/1/2020 (15)	1,060,000	1,171,554
5.000%, 9/1/2021 (15)	865,000	967,615
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,364,413
Colorado Health Facilities Authority:
4.000%, 12/1/2016	505,000	505,000
4.500%, 2/1/2020	455,000	481,158
5.000%, 9/1/2018	530,000	560,390
5.000%, 9/1/2019	560,000	605,478
5.000%, 2/1/2021	475,000	517,266
5.000%, 9/1/2022	750,000	847,493
5.000%, 12/1/2023	215,000	238,211
5.000%, 2/1/2024	420,000	465,158
5.250%, 1/1/2025, Call 1/1/2020	460,000	502,311
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	881,594
5.000%, 12/1/2021	725,000	826,304
5.000%, 12/1/2022	1,185,000	1,372,384
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	559,885
5.000%, 12/1/2025, Call 12/1/2020	475,000	534,033
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 1/3/2017 (17)	87,552	87,669
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,717,245
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,067,220
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,063,550
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,297,328
Park Creek Metropolitan District:
5.000%, 12/1/2028, Call 12/1/2025	835,000	916,696
5.000%, 12/1/2029, Call 12/1/2025	655,000	716,465

5.000%, 12/1/2030, Call 12/1/2025	545,000	593,968
Public Authority for Colorado Energy, 5.750%, 11/15/2018	345,000	360,718
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,290,400
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	678,700
4.000%, 12/1/2022, Call 12/1/2020	400,000	432,600
4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,228,361

		27,751,913
Connecticut - 0.8%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,284,519
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	845,000	846,437
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 9/1/2017 (6)	450,000	441,135
3.250%, 9/1/2021, Call 3/1/2018 (6)	700,000	687,890
State of Connecticut:
5.000%, 3/15/2025	2,500,000	2,871,900
5.000%, 3/15/2031, Call 3/15/2025	3,810,000	4,226,090
University of Connecticut, 5.000%, 3/15/2031, Call 3/15/2026	2,075,000	2,340,683

		13,698,654
Delaware - 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,296,620
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,511,265
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	255,000	126,980
5.000%, 1/1/2026, Call 7/1/2019 (17)	225,000	232,353
5.200%, 7/1/2029, Call 7/1/2018	1,070,000	1,093,283
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,768,131

		9,028,632
District of Columbia - 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,062,112
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,722,775
5.000%, 12/1/2036, Call 12/1/2021	500,000	558,535
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,289,411

		7,632,833
Florida - 4.9%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,831,078
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,129,010
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,074,970
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,028,910
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,225,680
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,511,500
City of North Port, 5.000%, 7/1/2022	200,000	226,966
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	542,770
City of Sunrise, 4.000%, 10/1/2019	540,000	566,746
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	860,365
0.000%, 10/1/2020	975,000	903,250
0.000%, 10/1/2021	175,000	157,176
City of Tallahassee:
5.000%, 12/1/2025	305,000	340,770
5.000%, 12/1/2026, Call 12/1/2025	450,000	491,508
5.000%, 12/1/2027, Call 12/1/2025	400,000	434,356
5.000%, 12/1/2028, Call 12/1/2025	500,000	539,005
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,192,200
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	412,809
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	565,711
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (17)	750,000	831,720
5.000%, 10/1/2031, Call 10/1/2025 (17)	1,000,000	1,081,390
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (17)	740,000	801,124
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,270,440
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	924,664

5.250%, 10/1/2029, Call 10/1/2023	100,000	117,489
5.500%, 10/1/2026, Call 10/1/2020	450,000	511,043
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,638,094
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	530,670
5.000%, 10/1/2029, Call 10/1/2019	400,000	433,448
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,084,910
County of Miami-Dade, NATL-RE BHAC, 5.000%, 10/1/2030, Call 10/1/2017 (15)	475,000	490,552
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,589,644
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	625,000
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,816,831
5.000%, 10/1/2021	1,110,000	1,261,226
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	234,294
3.000%, 5/1/2019	190,000	194,079
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,597,303
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,002,980
5.000%, 1/1/2022, Call 1/1/2017	970,000	972,891
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	315,000	325,691
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	410,000	422,382
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	1,953,720
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,730,738
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,469,708
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,241,100
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,841,475
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,219,460
Orange County Health Facilities Authority:
5.000%, 10/1/2031, Call 10/1/2026	500,000	549,205
5.250%, 10/1/2035, Call 10/1/2018	440,000	471,024
Orange County Housing Finance Authority, 0.830%, 1/15/2040, Call 12/15/2016 (8) (17)	4,540,000	4,540,000
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	3,535,000	3,710,124
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,051
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	805,215
5.000%, 1/1/2031, Call 1/1/2025	935,000	998,271
South Florida Water Management District, 5.000%, 10/1/2026, Call 4/1/2026	1,500,000	1,721,295
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,494,875
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,769,550
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,048,860
5.000%, 7/1/2020	500,000	546,755
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	170,644
Town of Davie:
5.000%, 4/1/2019	75,000	80,504
5.000%, 4/1/2021	615,000	682,662
5.000%, 4/1/2022	830,000	936,746
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,004,720
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,438,703
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	812,322
Volusia County School Board, BAM, 5.000%, 8/1/2031, Call 2/1/2026	1,000,000	1,118,260

		85,310,632
Georgia - 3.1%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,315,611
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,769,593
5.000%, 7/1/2024, Call 7/1/2020	695,000	771,603
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,038,139
City of Atlanta:
5.000%, 1/1/2025	225,000	258,259
5.000%, 1/1/2028, Call 1/1/2026	560,000	636,922
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,126,570

5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,801,200
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,117,120
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,113,090
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,154,720
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,247,740
County of DeKalb, 5.000%, 12/1/2025	4,950,000	5,892,430
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 1/3/2017	500,000	500,055
5.000%, 2/1/2017	875,000	877,581
Floyd County Development Authority, 0.640%, 9/1/2026, Call 12/1/2016 (8)	5,000,000	5,000,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,474,828
5.000%, 7/1/2021	1,155,000	1,295,460
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,406,050
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,204,515
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,523,502
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,331,708
5.250%, 9/15/2018	250,000	263,617
Monroe County Development Authority, 0.640%, 11/1/2048, Call 12/1/2016 (8)	4,500,000	4,500,000
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	625,974
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,239,125
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,015,238
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	913,952
5.000%, 1/1/2024	1,000,000	1,145,770
5.000%, 1/1/2025, Call 1/1/2024	700,000	794,325
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/3/2017	300,000	300,885
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,793
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	758,373
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,293,153
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,119,560

		52,855,461
Guam - 0.2%
Territory of Guam:
5.000%, 12/1/2022	500,000	562,755
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,124,630
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,119,260

		2,806,645
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	577,280
5.000%, 10/1/2023	500,000	584,085

		1,161,365
Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	213,694
7.375%, 6/1/2034, Call 6/1/2018	340,000	370,784
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,176,070
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	560,536
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,154,523

		5,475,607
Illinois - 13.8%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,114,612
Chicago Board of Education, 4.550%, 3/1/2017, Call 1/3/2017 (8)	6,750,000	6,746,490
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	280,590
5.250%, 12/1/2021	1,000,000	1,084,230
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,646
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (17)	1,500,000	1,649,250

5.000%, 1/1/2031, Call 1/1/2025 (17)	1,000,000	1,065,540
5.000%, 1/1/2038, Call 1/1/2026 (9)	205,000	217,259
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	846,525
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,161,124
5.000%, 1/1/2025, Call 7/1/2020	230,000	246,677
5.000%, 1/1/2026, Call 1/1/2021	730,000	783,239
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,710,250
5.000%, 11/15/2029, Call 11/15/2018	130,000	139,257
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,939,179
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,049,790
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	393,694
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,385,655
City of Calumet City, AGM, 4.000%, 3/1/2017	435,000	438,067
City of Chicago:
5.000%, 1/1/2019	455,000	468,700
5.000%, 11/1/2025	2,000,000	2,227,780
5.000%, 11/1/2026	1,600,000	1,771,136
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,098,250
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,098,250
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,107,830
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,103,470
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	3,979,619
5.000%, 1/1/2039, Call 1/1/2025	500,000	525,035
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	207,086
City of Chicago, AGM FGIC, 5.000%, 1/1/2023, Call 1/3/2017	200,000	200,324
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/3/2017 (15)	1,000,000	1,003,230
City of Rochelle, AGM, 3.000%, 5/1/2017	250,000	251,905
City of Springfield:
5.000%, 12/1/2022	905,000	1,019,926
5.000%, 3/1/2026, Call 3/1/2025	1,000,000	1,130,180
5.000%, 3/1/2027, Call 3/1/2025	1,000,000	1,126,320
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,120,950
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,113,320
5.000%, 3/1/2031, Call 3/1/2025	900,000	991,116
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,047,500
City of Springfield, NATL-RE, 5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,009,790
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	199,914
0.000%, 12/1/2029, Call 12/1/2024	400,000	238,232
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	638,009
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	799,020
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,458,741
Cook County Community High School District No. 228 Bremen, 5.000%, 12/1/2026, Call 12/29/2016	1,000,000	1,002,420
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	731,578
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	482,728
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,654,078
0.000%, 12/1/2029	2,580,000	1,425,502
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	300,000
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,347,434
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	604,057
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,167,290
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,372,668
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,511,108
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,592,265
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	1,500,000	1,645,275
5.000%, 11/15/2030, Call 11/15/2026	2,050,000	2,237,903
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,178,140
5.250%, 11/15/2023, Call 11/15/2020	350,000	379,897
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,133,230

County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	533,645
5.250%, 10/1/2024, Call 10/1/2019	215,000	232,965
5.250%, 10/1/2027, Call 10/1/2019	835,000	918,750
5.250%, 10/1/2027, Call 10/1/2019	315,000	339,702
5.500%, 1/1/2038, Call 1/1/2023	825,000	916,443
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	551,538
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	283,220
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	577,660
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	153,902
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	481,092
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	543,725
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	945,000	943,516
2.500%, 5/15/2018	170,000	170,143
4.000%, 2/15/2041, Call 2/15/2027	5,000,000	4,252,500
5.000%, 11/15/2023, Call 11/15/2022	215,000	242,868
5.000%, 8/15/2024	250,000	281,372
5.000%, 5/15/2025	1,000,000	1,078,470
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,115,950
5.000%, 11/15/2027, Call 11/15/2025	500,000	553,520
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,231,500
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,046,220
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,329,396
5.000%, 11/1/2031, Call 11/1/2026	645,000	710,616
5.000%, 8/15/2032, Call 8/15/2026 (9)	500,000	525,000
5.000%, 8/15/2033, Call 8/15/2026 (9)	500,000	522,590
5.000%, 8/15/2034, Call 8/15/2026 (9)	500,000	520,590
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,506,927
5.250%, 2/15/2030, Call 2/15/2020	250,000	270,333
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,102,819
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,011,290
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,391,500
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	270,928
5.250%, 8/15/2033, Call 8/15/2018	880,000	927,388
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	425,767
0.000%, 1/1/2020	500,000	462,555
0.000%, 1/1/2021	255,000	226,244
5.150%, 1/1/2019	420,000	450,710
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	351,405
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	741,121	710,424
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,006,780
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,842,407
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,127,400
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,123,830
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,133,160
5.000%, 12/1/2031, Call 1/1/2026	5,220,000	5,880,226
5.000%, 12/1/2032, Call 1/1/2026	2,100,000	2,346,456
5.500%, 1/1/2033, Call 1/1/2018	490,000	512,966
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,436,681
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	301,892
0.000%, 1/1/2023	650,000	535,717
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,130,390
5.000%, 1/1/2024	1,000,000	1,132,020
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,487,400
5.250%, 1/1/2033, Call 1/1/2023	900,000	995,310
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,594,027

La Salle & Grundy Counties Township High School District No. 160 Seneca, 4.000%, 2/1/2017	325,000	326,573
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	310,732
0.000%, 12/1/2028	335,000	174,394
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	186,732
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	499,290
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	225,000
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	395,300
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,700,690
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,986
0.000%, 1/1/2017	190,000	189,797
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	319,631
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	275,428
5.000%, 1/1/2020	550,000	591,591
5.000%, 1/1/2021	810,000	878,769
5.000%, 1/1/2022	895,000	980,383
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (15)	3,530,000	3,888,542
0.000%, 12/15/2023	855,000	646,380
0.000%, 6/15/2024	1,000,000	731,330
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	389,171
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	3,955,105
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,304,619
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	908,240
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,246,986
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	713,560
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,301,242
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	495,895
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,935,163
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,431,654
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,104,765
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	680,167
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (17)	745,000	811,983
State of Illinois:
5.000%, 3/1/2020	500,000	519,795
5.000%, 4/1/2024, Call 4/1/2023	500,000	518,885
5.000%, 6/1/2024, Call 12/2/2016	360,000	360,000
5.000%, 1/1/2025, Call 12/2/2016	275,000	275,000
5.000%, 2/1/2026	8,000,000	8,236,400
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,015,860
5.000%, 1/1/2030, Call 1/1/2026	8,000,000	8,063,600
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,053,474
6.500%, 6/15/2022	345,000	386,517
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,318,874
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	417,443
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	234,472
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,068,880
5.000%, 1/1/2021	1,000,000	1,080,090
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,533,200
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2017	250,000	170,080
0.000%, 3/1/2026, Call 3/1/2017	1,280,000	776,781
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	444,023
4.000%, 10/1/2019	420,000	445,070
4.000%, 10/1/2020	615,000	657,921
5.000%, 10/1/2022, Call 10/1/2021	730,000	818,396
5.000%, 10/1/2023, Call 10/1/2021	685,000	766,947
5.000%, 10/1/2024, Call 10/1/2021	425,000	475,226

5.000%, 10/1/2025, Call 10/1/2021	920,000	1,026,950
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	544,538
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,636,275
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	540,170
5.000%, 6/1/2029, Call 6/1/2025	600,000	638,826
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,240,200
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,441,480
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,448,280
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	749,040
0.000%, 1/1/2019	695,000	661,070
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	227,382
0.000%, 11/1/2020	1,755,000	1,584,133
0.000%, 11/1/2021	55,000	49,547
0.000%, 11/1/2021	245,000	212,523
0.000%, 11/1/2022	60,000	52,543
0.000%, 11/1/2022	190,000	158,806
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/17/2017	1,025,000	1,030,627
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	367,549
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,051,144
0.000%, 12/1/2023	1,600,000	1,258,064
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	573,830
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,761,624
5.750%, 6/1/2028, Call 6/1/2018	170,000	180,209
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	163,098
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	408,840
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	378,890
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	462,295
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,818,856

		238,700,946
Indiana - 2.6%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	383,359
City of Greenwood:
4.000%, 10/1/2017	225,000	228,380
4.250%, 10/1/2020, Call 10/1/2018	820,000	868,659
4.625%, 10/1/2024, Call 10/1/2018	520,000	556,202
City of Rockport:
1.750%, 6/1/2018 (8)	1,500,000	1,497,375
1.750%, 6/1/2018 (8)	700,000	698,775
City of Whiting, 1.850%, 10/1/2019 (8)	1,150,000	1,143,089
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,059,950
County of Knox, 4.000%, 4/1/2018	250,000	255,235
County of Lake, 2.000%, 7/15/2017	285,000	286,730
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,024,170
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	220,857
4.500%, 7/1/2018	220,000	228,747
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,069,963
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,780,009
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	133,472
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	649,820
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,893,679
Gary Chicago International Airport Authority:
5.000%, 2/1/2017 (17)	210,000	211,014
5.000%, 2/1/2018 (17)	885,000	912,276
Indiana Bond Bank, 1.210%, 10/15/2022 (8)	1,650,000	1,580,535

Indiana Finance Authority:
3.000%, 7/1/2019	250,000	253,218
5.000%, 8/15/2020	700,000	754,215
5.000%, 10/1/2022	300,000	332,328
5.000%, 10/1/2023	400,000	447,176
5.000%, 10/1/2024, Call 10/1/2023	275,000	306,001
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,454,167
5.250%, 10/1/2024, Call 10/1/2021	710,000	802,293
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,456,632
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,081,050
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,750,000
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	528,135
Indiana Health Facility Financing Authority, AMBAC, 0.630%, 5/1/2031, Call 12/27/2016 (8) (14)	575,000	527,901
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	875,000	889,569
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	538,750
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,855,513
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	193,767
5.000%, 1/1/2022, Call 1/1/2021	200,000	220,792
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	1,927,454
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	571,095
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	96,911
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	481,731
4.000%, 7/15/2020, Call 1/15/2020	935,000	996,074
4.000%, 7/15/2021, Call 1/15/2020	375,000	399,379
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,060,940
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	312,869
5.000%, 1/15/2024	215,000	241,176
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	217,318
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	609,595
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	458,402
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,400,726

		44,847,473
Iowa - 0.3%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,228,080
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,623,824

		5,851,904
Kansas - 0.2%
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (17)	40,000	41,467
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	880,104
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,069,550
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	510,383
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,114,720

		3,616,224
Kentucky - 0.9%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	106,195
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,155,090
5.000%, 9/1/2025	1,250,000	1,451,300
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/1/2017	35,000	35,319
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,424,579
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,815,945
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	107,885
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,268,800
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,085,449
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,672,380

5.000%, 10/1/2031, Call 10/1/2026	1,250,000	1,388,187
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	281,479

		15,792,608
Louisiana - 2.8%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,315,452
City of New Orleans:
5.000%, 6/1/2021	800,000	890,536
5.000%, 12/1/2021	500,000	560,280
5.000%, 6/1/2022	450,000	506,138
5.000%, 12/1/2022	725,000	823,933
5.000%, 6/1/2023	500,000	567,395
5.000%, 12/1/2024	765,000	881,181
5.000%, 6/1/2026, Call 6/1/2025	150,000	169,575
5.000%, 12/1/2026, Call 12/1/2025	240,000	272,110
5.000%, 6/1/2027, Call 6/1/2025	200,000	224,836
5.000%, 6/1/2029, Call 6/1/2025	200,000	222,178
5.000%, 12/1/2029, Call 12/1/2025	350,000	390,191
5.000%, 6/1/2031, Call 6/1/2025	1,650,000	1,815,132
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,338,556
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	732,925
4.000%, 10/1/2021	675,000	718,497
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	810,000	837,726
5.200%, 6/1/2039, Call 6/1/2017 (17)	65,000	65,209
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	551,435
Louisiana Public Facilities Authority, 3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,378,585
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	917,896
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	714,012
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,664,146
4.000%, 3/1/2021	3,585,000	3,802,860
Parish of St. James, 0.790%, 11/1/2040, Call 12/1/2016 (8)	14,000,000	14,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (17)	725,000	775,554
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	235,443
State of Louisiana, 0.843%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,956,460
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	542,837

		47,871,078
Maine - 0.9%
City of Portland, 5.000%, 7/1/2022	300,000	344,838
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,790,100
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,712,340
Tender Option Bond Trust, 0.650%, 6/21/2033, Call 7/1/2019 (6) (8)	5,665,000	5,665,000

		15,512,278
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	869,984
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	694,483
5.000%, 1/1/2043, Call 7/1/2022	320,000	338,400
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,289,478

		5,192,345
Massachusetts - 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.540%, 12/1/2030, Call 12/5/2016 (8) (14)	1,450,000	1,321,397
0.585%, 12/1/2030, Call 12/1/2016 (8) (14)	7,375,000	6,720,904
Massachusetts Development Finance Agency:
5.000%, 1/1/2023, Call 1/1/2017	650,000	651,918
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,591,711
5.000%, 7/1/2027, Call 7/1/2025	125,000	144,794
Massachusetts Educational Financing Authority:
5.000%, 1/1/2017	270,000	270,537
5.000%, 7/1/2025, Call 7/1/2022 (17)	560,000	601,294
5.250%, 1/1/2019 (17)	1,150,000	1,207,281

5.250%, 1/1/2019	445,000	465,417
Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,338,993
5.750%, 7/1/2036, Call 7/1/2019	805,000	869,770
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (17)	2,385,000	2,369,020
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	917,421

		20,470,457
Michigan - 4.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	991,300
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	725,064
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,464,236
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	692,406
5.000%, 5/1/2026	500,000	577,420
Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018	950,000	996,065
5.000%, 5/1/2020	375,000	410,685
Central Michigan University:
5.000%, 10/1/2034, Call 10/1/2025	750,000	831,120
5.000%, 10/1/2035, Call 10/1/2025	625,000	690,606
Charter Township of Northville:
4.000%, 4/1/2021	400,000	425,608
4.000%, 4/1/2022	240,000	257,210
Chippewa Valley Schools, Q-SBLF:
5.000%, 5/1/2027, Call 11/1/2025	20,000	23,055
5.000%, 5/1/2031, Call 5/1/2023	765,000	843,229
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,055,600
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	96,643
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	97,863
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,101,085
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	216,440
5.000%, 10/1/2021	290,000	316,393
5.000%, 10/1/2022	290,000	319,621
5.000%, 10/1/2023	250,000	276,727
5.000%, 10/1/2024	300,000	327,756
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	932,539
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	433,976
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	345,129
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,355,964
5.000%, 5/1/2025	1,000,000	1,154,010
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,161,497
Forest Hills Public Schools:
5.000%, 5/1/2020	1,600,000	1,765,024
5.000%, 5/1/2021	1,600,000	1,794,240
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,118,720
5.000%, 5/1/2022	1,000,000	1,131,590
5.000%, 5/1/2025	1,700,000	1,968,685
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	595,894
5.000%, 5/1/2026, Call 5/1/2025	200,000	226,816
5.000%, 5/1/2027, Call 5/1/2025	230,000	259,210
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,808,137
5.250%, 5/1/2027, Call 5/1/2021	600,000	666,558
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,748,329
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,090,590
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (8)	415,000	453,607
Jenison Public Schools:
5.000%, 5/1/2021	500,000	557,355
5.000%, 5/1/2022, Call 5/1/2021	560,000	623,739
Kalamazoo Hospital Finance Authority, 4.000%, 5/15/2036, Call 5/15/2026	1,500,000	1,487,955

Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,108,220
Laingsburg Community School District, Q-SBLF, 3.000%, 5/1/2018	510,000	520,955
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,096,930
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,077,940
5.000%, 5/1/2020	1,825,000	2,005,620
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,767,248
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	274,235
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,448,296
4.000%, 11/1/2029, Call 5/1/2025	940,000	977,421
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	643,272
5.000%, 5/1/2019	1,215,000	1,309,697
5.000%, 5/1/2020	1,205,000	1,324,259
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,220,320
5.000%, 7/1/2026, Call 7/1/2025	175,000	195,528
5.000%, 7/1/2027, Call 7/1/2025	600,000	665,670
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,055,469
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,640,940
5.000%, 11/15/2032, Call 11/15/2026	1,000,000	1,094,250
5.000%, 7/1/2034, Call 7/1/2025	3,000,000	3,249,780
5.000%, 7/1/2034, Call 7/1/2025	500,000	532,235
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,060,290
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,662,165
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,657,950
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	913,580
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	229,672
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,054,220
5.000%, 5/1/2021	450,000	501,219
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	275,218
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,868,249
5.000%, 5/1/2021	1,155,000	1,286,462
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,169,279
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	881,134
3.000%, 5/1/2018	855,000	872,408
3.000%, 5/1/2019	340,000	348,830
3.250%, 5/1/2020	90,000	93,203
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	526,395
5.250%, 5/1/2019, Call 5/1/2018	400,000	422,508
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (17)	3,000,000	3,283,890
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,367,300
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	246,378
5.000%, 11/15/2025, Call 11/15/2018	285,000	304,269
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,283,676

		82,932,276
Minnesota - 0.5%
City of Howard Lake, 2.000%, 2/1/2017	105,000	105,173
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	181,319
6.500%, 11/15/2038, Call 11/15/2018	905,000	975,427
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	469,181
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (8)	215,000	235,122
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.615%, 8/1/2027, Call 12/6/2016 (8) (14)	375,000	346,392
City of Winona, 3.750%, 7/1/2021	170,000	172,929
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	10,000	10,016

3.650%, 6/1/2021, Call 12/1/2020	10,000	10,019
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	304,700
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,410,906
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	432,872
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	655,000	671,048
4.000%, 7/1/2040, Call 1/1/2022	680,000	699,298
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,093,933	1,049,070
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	668,718	637,690
5.000%, 1/1/2031, Call 7/1/2021	680,000	711,606

		8,422,768
Mississippi - 0.3%
City of Jackson, BAM, 4.000%, 9/1/2023	600,000	634,464
Mississippi Development Bank:
3.125%, 10/1/2023	185,000	183,032
5.000%, 10/1/2023	2,615,000	2,833,797
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,344,492
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	255,000	267,005
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	254,252
5.000%, 11/1/2022	135,000	154,776

		5,671,818
Missouri - 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,497,040
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	835,000	809,299
4.000%, 5/15/2019	475,000	498,014
5.000%, 5/15/2020	125,000	136,156
5.000%, 5/15/2021	490,000	538,187
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	546,210
5.000%, 9/1/2023, Call 9/1/2019	300,000	326,883
5.000%, 10/1/2026, Call 10/1/2025	120,000	138,880
5.000%, 10/1/2027, Call 10/1/2025	205,000	236,051
5.000%, 10/1/2028, Call 10/1/2025	115,000	130,891
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,081,210
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	1,925,264
Health & Educational Facilities Authority:
4.000%, 2/1/2037, Call 2/1/2026	1,000,000	893,780
5.000%, 11/15/2028, Call 5/15/2026	3,300,000	3,683,856
5.000%, 2/1/2030, Call 2/1/2026	800,000	852,568
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,054,790
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,256,760
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	360,264
Lees Summit Industrial Development Authority, 5.000%, 8/15/2036, Call 8/15/2024	3,000,000	2,966,430
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,110,375
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	365,000	378,859
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	25,000	25,489
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	785,000	804,680
4.000%, 5/1/2027, Call 5/1/2021	770,000	795,264
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	744,321
5.750%, 1/1/2029, Call 1/1/2019	65,000	70,643
Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,435,019
3.750%, 2/15/2018	950,000	969,275
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,118,370
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2017	2,900,000	2,902,030
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	290,000	318,446
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,377,661

Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,097,900
5.000%, 3/1/2031, Call 3/1/2020	750,000	823,425
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,097,900

		40,002,190
Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 12/1/2019 (8)	4,000,000	4,361,080
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,088,170
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	780,757
5.000%, 1/1/2026, Call 1/1/2018	750,000	780,758
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,104,330
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	940,582
5.000%, 5/1/2027, Call 5/1/2022	585,000	665,999
5.000%, 5/1/2028, Call 5/1/2022	550,000	624,047
5.000%, 5/1/2029, Call 5/1/2022	660,000	747,780

		11,093,503
Nevada - 1.3%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	107,181
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,634,720
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,370,641
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,360,596
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,128,780
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,153,985
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,077,200
Las Vegas Valley Water District:
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,851,713
5.000%, 6/1/2029, Call 6/1/2026	3,000,000	3,486,900
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,555,000	1,604,729
5.375%, 10/1/2039, Call 4/1/2019	395,000	401,600

		23,178,045
New Hampshire - 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	455,000	468,177
4.800%, 7/1/2028, Call 1/1/2022	1,310,000	1,353,086
6.000%, 7/1/2038, Call 1/1/2018 (17)	235,000	242,477

		2,063,740
New Jersey - 2.9%
City of Passaic, 4.000%, 5/1/2017	280,000	283,377
New Jersey Economic Development Authority:
0.850%, 11/1/2031, Call 12/1/2016 (8)	580,000	580,000
5.000%, 6/15/2019	3,000,000	3,175,770
5.000%, 6/15/2020	1,500,000	1,606,980
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	7,410,000	7,713,810
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	460,000	474,504
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,827,860
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,839,127
New Jersey State Turnpike Authority, NATL-RE:
0.963%, 1/1/2030, Call 12/6/2016 (8) (14)	350,000	318,860
0.963%, 1/1/2030, Call 12/1/2016 (8) (14)	475,000	432,745
0.963%, 1/1/2030, Call 12/2/2016 (8) (14)	1,900,000	1,730,991
1.120%, 1/1/2030, Call 12/2/2016 (8) (14)	500,000	455,526
New Jersey Transportation Trust Fund Authority:
1.550%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,914,300
5.000%, 6/15/2022	500,000	533,510
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,201,000
5.250%, 12/15/2023	240,000	259,133
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,429,051
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,286,350

5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,123,270
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,972,987
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	342,364
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	551,595

		50,053,110
New Mexico - 1.5%
City of Farmington:
1.875%, 4/1/2020 (8)	3,000,000	2,955,630
1.875%, 4/1/2020 (8)	3,750,000	3,694,537
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	708,946
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,525,983
5.700%, 6/1/2026, Call 6/1/2018	465,000	495,788
5.800%, 6/1/2027, Call 6/1/2018	825,000	881,215
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,022,530
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	990,821	946,799
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/3/2017 (17)	255,000	255,530
4.500%, 9/1/2024, Call 9/1/2019	200,000	205,724
5.650%, 9/1/2039, Call 3/1/2019	285,000	295,115
6.000%, 9/1/2039, Call 3/1/2019	315,000	326,044
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	710,000	729,000
5.350%, 3/1/2030, Call 9/1/2020	1,730,000	1,806,431
New Mexico Municipal Energy Acquisition Authority, 1.107%, 8/1/2019, Call 2/1/2019 (8)	10,000,000	9,901,200

		26,750,472
New York - 4.3%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	172,560
5.000%, 12/1/2024	200,000	230,220
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,246,140
City of New York, 0.860%, 8/1/2026, Call 12/6/2016 (8) (14)	100,000	100,000
City of New York, AGC:
0.690%, 10/1/2021, Call 12/5/2016 (8) (14)	400,000	400,000
0.890%, 10/1/2027, Call 12/2/2016 (8) (14)	850,000	850,000
City of Newburgh, 2.000%, 5/15/2017	575,000	576,777
Long Island Power Authority, 1.023%, 11/1/2018, Call 5/1/2018 (8)	2,500,000	2,500,700
Long Island Power Authority, BHAC:
5.000%, 12/1/2021, Call 12/1/2016	560,000	560,000
5.000%, 12/1/2021, Call 1/3/2017	40,000	40,000
Metropolitan Transportation Authority:
0.707%, 11/1/2017, Call 5/1/2017 (8)	2,800,000	2,787,876
5.000%, 11/15/2032, Call 5/15/2026	2,325,000	2,595,444
Metropolitan Transportation Authority, AGM, 0.968%, 5/15/2018, Call 11/15/2017 (8)	4,000,000	3,990,800
New York City Transitional Finance Authority:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,531,902
5.000%, 11/1/2024	2,215,000	2,608,207
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	2,902,482
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,163,730
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,327,460
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	437,114
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	584,910
5.000%, 6/15/2029, Call 6/15/2024	600,000	697,428
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	654,637
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,031,000
5.000%, 10/1/2019	500,000	543,320
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,439,615
5.000%, 3/15/2028, Call 3/15/2019	625,000	673,350
5.000%, 3/15/2031, Call 9/15/2025	5,465,000	6,221,356
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,108,760
New York State Dormitory Authority, NATL-RE, 0.820%, 7/1/2029, Call 12/5/2016 (8) (14)	3,000,000	2,699,478

New York State Energy Research & Development Authority, NATL-RE, 0.963%, 12/1/2020, Call 12/6/2016 (8) (14)	6,450,000	6,066,477
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,144,380
New York Transportation Development Corp.:
4.000%, 7/1/2031, Call 7/1/2024 (17)	2,000,000	1,962,020
5.000%, 7/1/2034, Call 7/1/2024 (17)	1,250,000	1,301,900
5.000%, 7/1/2041, Call 7/1/2024 (17)	2,500,000	2,552,025
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (17)	2,500,000	2,491,325
Niagara Tobacco Asset Securitization Corp., 5.000%, 5/15/2017	300,000	305,280
State of New York, NATL-RE FGIC:
0.632%, 2/15/2022, Call 12/1/2016 (8) (14)	1,270,000	1,225,681
0.632%, 2/13/2032, Call 12/1/2016 (8) (14)	2,280,000	2,120,188

		73,844,542
North Carolina - 0.7%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	853,902
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	621,603
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,119,150
5.000%, 10/1/2024, Call 10/1/2021	835,000	934,081
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	274,390
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,589,799
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,869,871
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	275,000	288,112
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	440,000	454,269
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	498,261
5.000%, 6/1/2027, Call 6/1/2022	500,000	544,185
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,297,319
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,838,602

		12,183,544
North Dakota - 1.6%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	658,882
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,544,043
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,863,893
City of Bowman, 2.500%, 2/15/2017, Call 1/3/2017	3,000,000	2,997,840
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,489,603
City of Grand Forks:
4.000%, 12/1/2019	535,000	563,505
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,053,140
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	185,553
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	1,175,000	1,191,967
4.125%, 1/1/2026, Call 1/1/2021	615,000	631,224
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,662,552
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,398,006
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,247,283
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	790,000	817,753
Williston Parks & Recreation District:
3.000%, 3/1/2017	420,000	421,630
4.500%, 3/1/2020	1,205,000	1,241,162
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,551,058
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,648,479

		27,167,573
Ohio - 4.2%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	658,038
5.250%, 12/1/2033, Call 12/1/2021	500,000	547,155
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	415,408
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,546,038
5.000%, 10/1/2024, Call 10/1/2022	460,000	525,417
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,226,618

5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,286,087
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,606,318
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,388,656
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,277,871
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,095,400
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,097,580
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	525,775
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,041,890
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,036,780
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	318,060
0.000%, 12/1/2025	600,000	455,856
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,123,570
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,284,360
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,110,460
5.000%, 5/15/2031, Call 5/15/2023	405,000	452,640
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,090,109
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,407,955
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,268,568
County of Lorain, AMBAC:
1.087%, 10/1/2030 (8) (14)	500,000	470,101
1.128%, 10/1/2030 (8) (14)	4,350,000	4,037,387
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,046,166
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,411,232
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	520,651
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,255,549
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,221,123
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,047,186
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,594,919
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,472,683
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	816,730
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	742,232
4.000%, 12/1/2024, Call 12/1/2019	835,000	890,987
4.000%, 12/1/2025, Call 12/1/2019	855,000	912,071
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,678,851
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,784,168
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	555,000
4.500%, 12/1/2018	885,000	934,330
New Albany Community Authority:
4.000%, 10/1/2020	590,000	628,043
5.000%, 10/1/2022	1,000,000	1,130,590
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,264,087
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	252,787
5.000%, 12/1/2028, Call 12/1/2023	365,000	418,644
5.000%, 12/1/2029, Call 12/1/2023	500,000	572,110
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,114,774
4.000%, 12/1/2021	795,000	846,762
4.000%, 12/1/2022	845,000	902,959
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,225,000	1,265,841
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,510,840
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,262,723
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	254,300
State of Ohio, 0.670%, 1/15/2045, Call 12/1/2016 (8)	8,250,000	8,250,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	275,823

		73,128,258

Oklahoma - 0.6%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	316,667
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,280,620
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,396,549
4.000%, 9/1/2018	415,000	433,683
4.000%, 9/1/2019	740,000	779,842
4.000%, 9/1/2020	700,000	743,932
4.000%, 9/1/2021	805,000	858,251
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	510,000	506,022
3.300%, 3/1/2031, Call 3/1/2022	1,230,000	1,229,963
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	135,000	139,479
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	20,000	20,265
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (17)	1,405,000	1,548,661

		11,253,934
Oregon - 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,110,310
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	785,503
5.000%, 8/1/2037, Call 8/1/2025	650,000	721,727
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,279,426
0.000%, 3/1/2021	1,215,000	1,088,069
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,707,160
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	280,015
5.000%, 9/1/2022	505,000	572,665
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	526,400
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	217,558
3.750%, 6/1/2021, Call 6/1/2019	220,000	229,357
4.000%, 6/1/2022, Call 6/1/2019	235,000	246,005
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,382,350
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (17)	1,095,000	1,138,471

		13,285,016
Pennsylvania - 2.1%
Capital Region Water, BAM:
5.000%, 7/15/2024	965,000	1,109,596
5.000%, 7/15/2029, Call 7/15/2026	400,000	456,664
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	539,015
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	810,862
City of Pittsburgh, 4.000%, 9/1/2021	750,000	802,733
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,542,930
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	390,269
5.000%, 5/1/2022	430,000	470,588
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	588,594
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	810,024
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,507,221
Nazareth Area School District, SAW, 0.882%, 2/1/2018, Call 8/1/2017 (8)	500,000	499,000
Pennsylvania Economic Development Financing Authority, 1.250%, 5/1/2017 (8)	500,000	500,050
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	551,706
0.000%, 1/1/2021	600,000	530,844
5.000%, 1/1/2022	305,000	337,885
Pennsylvania Higher Educational Facilities Authority, 4.000%, 5/1/2036, Call 5/1/2026	1,250,000	1,268,587
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (17)	2,300,000	2,323,575
Pennsylvania Turnpike Commission:
1.230%, 12/1/2018, Call 6/1/2018 (8)	2,850,000	2,847,976
1.530%, 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,012,950
4.000%, 12/1/2023, Call 12/1/2019	200,000	211,788

5.000%, 6/1/2021, Call 6/1/2019	715,000	775,725
5.000%, 12/1/2030, Call 12/1/2020 (15)	215,000	240,751
5.000%, 12/1/2030, Call 12/1/2020 (15)	370,000	408,314
6.000%, 12/1/2034, Call 12/1/2020 (15)	55,000	63,692
6.000%, 12/1/2034, Call 12/1/2020 (15)	70,000	81,062
6.000%, 12/1/2034, Call 12/1/2020 (15)	270,000	309,199
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,133,164
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,146,090
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	2,986,216
Sayre Health Care Facilities Authority, 1.344%, 12/1/2024, Call 12/1/2017 (8)	225,000	219,490
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	256,499
3.000%, 6/15/2017	350,000	353,899
Scranton School District, SAW, 1.362%, 4/2/2018, Call 10/2/2017 (8)	3,325,000	3,316,255
State Public School Building Authority, SAW, 1.157%, 9/1/2018, Call 3/1/2018 (8)	1,425,000	1,409,553

		35,812,766
Puerto Rico - 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 1/3/2017	150,000	146,225
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	314,520

		460,745
Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	766,848
4.000%, 10/1/2040, Call 10/1/2021	830,000	849,389
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (17)	300,000	298,611
3.950%, 12/1/2017	250,000	255,592
4.000%, 12/1/2022, Call 12/1/2021 (17)	2,885,000	2,973,166
4.200%, 12/1/2018, Call 12/1/2017	600,000	613,692
4.250%, 12/1/2020, Call 12/1/2017	500,000	508,740
4.250%, 12/1/2025, Call 12/1/2021 (17)	2,205,000	2,254,723
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,018,430
4.750%, 12/1/2028, Call 12/1/2021 (17)	1,000,000	1,036,360
4.750%, 12/1/2029, Call 12/1/2021 (17)	680,000	700,373
Rhode Island Turnpike & Bridge Authority, 5.000%, 10/1/2030, Call 4/1/2026	900,000	1,025,757
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	3,345,000	3,334,396
Town of Cumberland:
4.000%, 3/15/2024	795,000	865,588
4.000%, 3/15/2026, Call 3/15/2024	460,000	492,968

		16,994,633
South Carolina - 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	820,250
5.250%, 1/1/2028, Call 1/1/2022	475,000	533,724
County of Dorchester:
5.000%, 10/1/2022	480,000	549,946
5.000%, 10/1/2026, Call 10/1/2022	400,000	458,996
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,206,860
5.000%, 11/1/2030, Call 11/1/2020	500,000	537,730
5.000%, 11/1/2031, Call 11/1/2024	360,000	398,574
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	418,582
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,008,410
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	493,821
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,136,330
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,918,372
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	125,000	129,371
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	575,935
5.000%, 12/1/2030, Call 6/1/2026	1,250,000	1,428,475
5.000%, 12/1/2031, Call 6/1/2026	1,250,000	1,417,550

5.500%, 1/1/2038, Call 1/1/2019	920,000	996,967
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,690,380
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	980,046

		17,700,319
South Dakota - 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	242,201
6.750%, 12/1/2031, Call 12/1/2019	500,000	548,565
7.000%, 12/1/2035, Call 12/1/2019	750,000	824,550
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	541,140
4.250%, 9/1/2023	740,000	820,801
4.500%, 9/1/2018	500,000	525,020
4.500%, 9/1/2020	900,000	981,999
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,172,297
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,082,254
5.000%, 9/1/2019	200,000	216,298
5.000%, 11/1/2022	715,000	818,897
5.000%, 8/1/2023	375,000	428,681
5.000%, 11/1/2023	625,000	721,806
5.000%, 8/1/2024	195,000	224,225
5.000%, 11/1/2024	650,000	753,766
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,085,140
5.000%, 11/1/2025, Call 11/1/2024	600,000	682,524
5.000%, 11/1/2026, Call 11/1/2024	550,000	621,110
5.000%, 9/1/2027, Call 9/1/2024	720,000	818,762
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,002,530
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	515,090
3.900%, 11/1/2030, Call 11/1/2023	155,000	157,776
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,316,661

		17,102,093
Tennessee - 1.5%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2036, Call 1/1/2027	5,770,000	6,219,541
Metropolitan Government Nashville & Davidson County Health & Educational Faciilities Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,099,730
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	564,755
5.000%, 7/1/2035, Call 7/1/2026	1,400,000	1,511,552
5.000%, 7/1/2040, Call 7/1/2026	1,350,000	1,445,351
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	597,975
Public Building Authority of Sevier County, AMBAC, 0.963%, 6/1/2018 (8) (14)	375,000	368,468
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,886,931
5.250%, 9/1/2021	3,810,000	4,278,973
5.250%, 9/1/2022	250,000	284,670
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	915,000	946,796
4.000%, 7/1/2025, Call 1/1/2020	760,000	774,516
4.000%, 7/1/2039, Call 1/1/2024	805,000	844,445
4.125%, 1/1/2025, Call 1/1/2021	685,000	709,660
4.500%, 7/1/2028, Call 1/1/2020	260,000	267,821
4.750%, 7/1/2027, Call 1/3/2017 (17)	155,000	155,378
5.000%, 1/1/2027, Call 7/1/2019	250,000	259,110

		26,215,672
Texas - 8.6%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,040,702
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	719,474
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,061,150
5.250%, 4/1/2021, Call 4/1/2020	400,000	432,716
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	738,540

City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,169,450
5.000%, 9/1/2027, Call 9/1/2025	600,000	697,632
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,135,410
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,198,930
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	285,405
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,131,038
5.000%, 11/15/2029, Call 11/15/2026	4,225,000	4,907,380
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	375,208
City of Houston, XLCA, 1.184%, 7/1/2032 (8) (14) (17)	450,000	418,329
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	257,171
5.000%, 10/1/2027, Call 10/1/2024	240,000	273,055
City of San Antonio, 0.950%, 11/1/2017 (8)	1,600,000	1,600,768
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	650,388
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,346,281
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	777,053
5.000%, 8/15/2027, Call 8/15/2025	545,000	624,706
5.000%, 8/15/2028, Call 8/15/2025	835,000	953,011
5.000%, 8/15/2029, Call 8/15/2025	335,000	379,893
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,410,425
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,131,700
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,411,187
County of Bowie, AGM:
4.000%, 8/1/2021, Call 1/3/2017	1,275,000	1,278,162
4.000%, 8/1/2024, Call 1/3/2017	1,315,000	1,317,972
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,437,960
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,036,375
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,099,280
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	748,879
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,131,750
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,497,450
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,212,280
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,352,880
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,986,372
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	716,724
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (15)	1,000,000	843,950
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,606,877
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,683,403
Harris County Cultural Education Facilities Finance Corp.:
1.300%, 6/1/2020 (8)	2,000,000	2,001,220
1.380%, 6/1/2021 (8)	2,400,000	2,401,248
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,696,909
Harris County Flood Control District, 5.000%, 10/1/2029, Call 10/1/2025	1,145,000	1,326,116
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,662,615
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	460,200
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	600,831
La Vernia Higher Education Finance Corp.:
5.000%, 8/15/2017	150,000	153,917
5.000%, 8/15/2018	150,000	158,904
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,147,390
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	802,482
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,555,811
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	713,522
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	574,345
Midland County Public Facility Corp., 1.250%, 3/1/2018, Call 9/1/2017	875,000	873,066
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	507,721
3.000%, 5/15/2019	510,000	522,475
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 7/1/2030, Call 7/1/2025	750,000	811,125

5.000%, 11/15/2031, Call 11/15/2024	850,000	859,936
5.000%, 8/15/2036, Call 8/15/2021 (6)	1,700,000	1,580,167
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	999,910
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	462,211
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	346,174
5.000%, 8/15/2023	250,000	281,565
5.000%, 8/15/2024	200,000	226,558
North Texas Tollway Authority:
1.350%, 1/1/2019, Call 7/1/2018 (8)	1,750,000	1,752,380
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,408,683
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,865,156
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	453,418
5.125%, 1/1/2028, Call 1/1/2018	65,000	67,525
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2017 (8)	2,155,000	2,158,426
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,135,730
Port of Port Arthur Navigation District:
0.720%, 12/1/2039, Call 12/1/2016 (8)	12,500,000	12,500,000
0.720%, 4/1/2040, Call 12/1/2016 (8)	2,740,000	2,740,000
0.720%, 11/1/2040, Call 12/1/2016 (8)	16,700,000	16,700,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	382,724
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	552,225
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	429,120
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,000,900
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,281,375
5.000%, 11/15/2029, Call 5/15/2026	2,000,000	2,266,980
5.000%, 5/15/2037, Call 5/15/2024	3,250,000	3,133,000
Tarrant Regional Water District, 5.000%, 3/1/2030, Call 3/1/2026	1,510,000	1,746,768
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,192,220
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,068,930
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,527,227

		149,166,521
Utah - 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	930,656
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,094,890
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	370,601
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,673,556
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,459,191
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,015,625
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,432,053
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,124,620
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,481,909
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,148,017
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	541,114

		13,272,232
Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,250,000	1,300,625
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (17)	130,000	136,997
5.000%, 6/15/2020 (17)	125,000	133,136

		1,570,758
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,671,057
Virginia - 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	563,655
Henrico County Economic Development Authority, AGM, 1.080%, 8/23/2027, Call 12/1/2016 (8) (14)	50,000	47,258
Stafford County Economic Development Authority:
5.000%, 6/15/2027, Call 6/15/2026	500,000	565,075

5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,124,080
5.000%, 6/15/2030, Call 6/15/2026	700,000	775,467
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	823,128
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,938,468
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,071,990

		6,909,121
Washington - 2.1%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	167,036
Energy Northwest, 5.000%, 7/1/2027, Call 7/1/2026	10,000,000	11,891,400
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	687,865
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,048,110
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	224,066
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	210,000	205,863
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,319,820
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,187,984
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	732,596
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	461,314
Tender Option Bond Trust Receipts/Certificates, 0.680%, 6/15/2033, Call 6/1/2019 (6) (8)	2,500,000	2,500,000
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6)	275,000	267,927
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,530,557
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,089,800
5.000%, 10/1/2030, Call 10/1/2022	750,000	834,638
Washington State Housing Finance Commission, 5.000%, 1/1/2031, Call 1/1/2025 (6)	1,750,000	1,732,517
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	315,000	320,689
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (17)	750,000	754,155
3.050%, 12/1/2022 (17)	200,000	200,654
3.150%, 6/1/2023, Call 12/1/2022 (17)	330,000	330,805
3.150%, 12/1/2023, Call 12/1/2022 (17)	150,000	150,162
3.300%, 6/1/2024, Call 12/1/2022 (17)	20,000	20,059
3.450%, 6/1/2025, Call 12/1/2022 (17)	845,000	847,721
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	881,205
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,072,766
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	555,667
5.000%, 12/1/2022	510,000	544,190

		35,559,566
West Virginia - 0.3%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,077,800
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,291,895
City of Princeton, 5.000%, 5/1/2017	875,000	887,215
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,719,175

		5,976,085
Wisconsin - 3.5%
City of Milwaukee, 0.800%, 2/15/2032, Call 12/19/2016 (8)	1,500,000	1,500,000
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	97,880
Maple School District, 5.000%, 4/1/2022	1,070,000	1,208,190
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	543,570
Public Finance Authority:
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	1,999,980
5.000%, 6/1/2031, Call 6/1/2026	1,500,000	1,633,530
5.000%, 6/1/2032, Call 6/1/2026	1,500,000	1,622,385
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	857,792
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,247,760
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,850,517
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,250,819

6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,546,199
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,145,741
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,032,702
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	2,956,127
4.000%, 12/15/2032, Call 6/15/2026	1,000,000	1,037,740
4.000%, 12/15/2033, Call 6/15/2026	535,000	552,997
4.000%, 12/15/2034, Call 6/15/2026	1,250,000	1,286,962
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	592,186
5.250%, 12/15/2027	1,930,000	2,228,629
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,366
4.750%, 10/15/2029, Call 10/15/2021	605,000	645,759
5.000%, 8/15/2018	1,000,000	1,062,840
5.000%, 6/1/2019	430,000	446,293
5.000%, 7/1/2019	990,000	1,060,221
5.000%, 8/15/2019	955,000	1,040,807
5.000%, 8/15/2019	250,000	269,502
5.000%, 8/15/2020	1,060,000	1,180,692
5.000%, 3/1/2021	240,000	262,968
5.000%, 8/15/2021	1,160,000	1,313,491
5.000%, 3/1/2022	205,000	226,826
5.000%, 10/1/2022	750,000	859,290
5.000%, 12/15/2022	500,000	569,840
5.000%, 12/15/2023	500,000	575,235
5.000%, 12/15/2024	500,000	578,200
5.000%, 3/1/2025, Call 3/1/2024	315,000	355,925
5.000%, 6/1/2026, Call 6/1/2020	135,000	149,594
5.000%, 8/15/2027, Call 8/15/2022	500,000	577,425
5.000%, 12/15/2028, Call 12/15/2024	100,000	113,107
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,963,245
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,972,406
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,077,420
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,774,250
5.125%, 4/15/2031, Call 4/15/2023	250,000	275,975
5.250%, 4/1/2023, Call 4/1/2018	365,000	384,130
5.250%, 6/1/2034, Call 6/1/2020	300,000	325,620
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,784,315
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,003,797
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (17)	1,275,000	1,346,986

		61,409,231
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,097,090
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	520,805

		1,617,895

Total Municipals (identified cost $1,683,016,766)		1,698,450,309
Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,320,705
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,519,100
BlackRock Municipal Bond Trust	93,400	1,401,934
BlackRock Municipal Income Quality Trust	107,800	1,472,548
BlackRock Municipal Income Trust	107,000	1,462,690
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,201,124
BlackRock MuniYield Quality Fund, Inc.	105,000	1,519,350
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	502,655	5,056,711
Eaton Vance Municipal Income Term Trust	42,000	814,380

Total Mutual Funds (identified cost $15,673,749)		15,768,542

Short-Term Investments - 0.2%

Mutual Funds - 0.2%
BMO Government Money Market Fund - Premier Class, 0.160% (4)	2,736,882	2,736,882

Total Short-Term Investments (identified cost $2,736,882)		2,736,882

Total Investments - 99.1% (identified cost $1,701,427,397)		1,716,955,733
Other Assets and Liabilities - 0.9%		15,422,748

Total Net Assets - 100.0%		$1,732,378,481

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.844%, 8/25/2031, (Series T-32) (8)	$279,002	$273,693

Total Asset-Backed Securities (identified cost $279,002)		273,693

Collateralized Mortgage Obligations - 10.5%

Federal National Mortgage Association - 0.7%
0.984%, 4/25/2034, (Series 2004-25) (8)	255,564	255,871
4.000%, 3/25/2041, (Series 2012-21)	394,883	415,467

		671,338
Government National Mortgage Association - 0.6%
4.500%, 8/20/2028, (Series 2009-116)	594,952	603,567
Private Sponsor - 9.2%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	987,639	1,026,703
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	364,236	381,327
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.156%, 7/25/2037 (8)	589,943	539,549
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	763,424	788,496
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	163,811	155,632
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	187,349	180,789
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.012%, 11/25/2034 (8)	921,494	932,736
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	884,373	790,673
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	790,248	747,279
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.379%, 12/25/2034 (8)	748,443	710,562
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	483,031	484,962
Class A1, (Series 2006-AR19), 3.159%, 12/25/2036 (8)	948,664	870,310
Class A1, (Series 2007-15), 6.000%, 11/25/2037	949,875	943,053
Class A8, (Series 2007-11), 6.000%, 8/25/2037	695,985	688,416

		9,240,487

Total Collateralized Mortgage Obligations (identified cost $10,494,780)		10,515,392

Commercial Mortgage Securities - 10.9%

Private Sponsor - 10.9%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (8)	1,000,000	1,033,459
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.173%, 5/25/2045 (6) (8)	2,000,000	2,097,092
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.713%, 1/25/2047 (6) (8)	2,000,000	2,147,462
Class C, (Series 2012-K21), 4.071%, 7/25/2045 (6) (8)	1,500,000	1,492,299
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (8)	2,000,000	2,117,958
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6) (8)	2,000,000	2,058,450

Total Commercial Mortgage Securities (identified cost $10,652,298)		10,946,720

U.S. Government Agency-Mortgage Securities - 75.7%

Federal Home Loan Mortgage Corporation - 18.5%
2.500%, 4/1/2028	1,830,531	1,840,290
3.000%, 2/1/2029	1,412,900	1,455,488

3.500%, 4/1/2042	92,915	95,969
3.500%, 9/1/2044	3,753,278	3,855,112
4.000%, 10/1/2031	1,683,542	1,789,920
4.000%, 12/1/2040	472,899	500,944
4.000%, 2/1/2044	2,965,466	3,157,966
4.000%, 11/1/2045	1,650,206	1,737,068
4.500%, 9/1/2031	509,583	551,920
4.500%, 7/1/2040	35,497	38,623
4.500%, 11/1/2040	929,093	1,009,794
4.500%, 2/1/2041	1,369,088	1,479,477
5.000%, 12/1/2022	154,163	163,682
5.000%, 1/1/2040	310,822	345,323
5.500%, 11/1/2018	68,834	70,032
5.500%, 10/1/2021	159,240	169,088
5.500%, 7/1/2035	55,742	62,960
6.000%, 12/1/2036	30,197	34,337
6.000%, 12/1/2037	27,793	31,977
7.500%, 4/1/2024	39,321	44,323
7.500%, 4/1/2027	23,775	28,074
8.000%, 8/1/2030	22,636	27,934
8.500%, 9/1/2024	20,556	23,293
9.000%, 6/1/2019	3,413	3,444
9.500%, 2/1/2025	7,979	8,080

		18,525,118
Federal National Mortgage Association - 52.7%
2.500%, 9/1/2029	1,997,077	2,008,447
2.500%, 5/1/2031	2,834,153	2,850,288
2.500%, 11/1/2031	1,989,656	2,000,983
3.000%, 8/1/2032	247,314	253,042
3.000%, 5/1/2043	1,846,345	1,849,267
3.000%, 5/1/2043	2,191,498	2,194,956
3.000%, 8/1/2043	1,602,175	1,604,708
3.000%, 7/1/2045	2,738,149	2,735,317
3.000%, 10/1/2046	2,484,510	2,477,854
3.500%, 7/1/2032	503,821	525,041
3.500%, 10/1/2042	2,252,390	2,314,935
3.500%, 5/1/2043	2,906,714	3,011,952
3.500%, 9/1/2043	2,328,111	2,412,805
3.500%, 2/1/2045	2,650,006	2,733,781
3.500%, 4/1/2045	1,550,403	1,593,496
3.500%, 5/1/2045	1,046,263	1,075,398
3.500%, 11/1/2045	2,663,184	2,737,311
4.000%, 11/1/2031	947,839	1,007,644
4.000%, 2/1/2041	1,566,361	1,657,232
4.000%, 3/1/2041	329,782	350,648
4.000%, 9/1/2043	1,313,135	1,394,942
4.000%, 5/1/2044	2,371,895	2,499,370
4.500%, 12/1/2040	1,200,104	1,297,419
4.500%, 4/1/2041	2,668,385	2,890,480
4.500%, 6/1/2042	1,141,362	1,245,185
5.000%, 5/1/2018	79,297	81,097
5.000%, 5/1/2042	1,225,138	1,347,922
5.500%, 1/1/2023	167,105	186,498
5.500%, 10/1/2024	270,387	301,766
5.500%, 2/1/2036	202,092	226,324
5.500%, 7/1/2036	425,704	478,731
5.500%, 8/1/2037	776,751	873,283
6.000%, 9/1/2021	218,631	234,588
6.000%, 5/1/2039	726,791	834,085
6.500%, 8/1/2030	411,647	469,709
6.500%, 12/1/2031	25,531	29,301
6.500%, 11/1/2037	95,025	106,594
7.000%, 3/1/2029	53,177	62,257
7.000%, 7/1/2029	157,737	182,330
7.000%, 2/1/2030	106,534	119,655
7.500%, 10/1/2030	23,914	26,500

8.000%, 10/1/2028	267,277	301,950
8.000%, 4/1/2030	45,119	53,382

		52,638,473
Government National Mortgage Association - 4.5%
3.000%, 2/20/2045	2,236,707	2,280,254
5.000%, 4/15/2034	320,637	357,359
5.500%, 9/15/2033	763,007	867,424
6.000%, 12/20/2033	818,422	953,891
7.000%, 8/15/2031	39,992	45,943
9.500%, 10/15/2024	6,595	6,628

		4,511,499

Total U.S. Government Agency-Mortgage Securities (identified cost $74,952,508)		75,675,090

Short-Term Investments - 2.5%

Mutual Funds - 2.5%
BMO Government Money Market Fund - Premier Class, 0.160% (4)	2,517,627	2,517,627

Total Short-Term Investments (identified cost $2,517,627)		2,517,627

Total Investments - 99.9% (identified cost $98,896,215)		99,928,522
Other Assets and Liabilities - 0.1%		102,008

Total Net Assets - 100.0%		$100,030,530

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 52.9%

Auto Manufacturers - 5.4%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (6)	$700,000	$680,380
Ford Motor Credit Co. LLC, 1.806%, 11/4/2019 (8)	2,000,000	2,010,958
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	492,457
Hyundai Capital America, 4.000%, 6/8/2017 (6)	1,000,000	1,012,319

		4,196,114
Banks - 15.3%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1) (6)	500,000	509,644
Banco Santander Chile, 1.776%, 4/11/2017 (6) (8)	1,000,000	998,750
Barclays Bank PLC, 1.486%, 2/17/2017 (8)	1,500,000	1,501,033
Canadian Imperial Bank of Commerce, 1.355%, 9/6/2019 (8)	800,000	800,760
Capital One Financial Corp., 4.200%, 10/29/2025 (1)	750,000	752,513
Goldman Sachs Group, Inc., 2.087%, 4/30/2018 (8)	2,000,000	2,019,274
HSBC Holdings PLC:
2.590%, 5/25/2021 (8)	900,000	919,134
4.250%, 3/14/2024 (1)	1,000,000	1,004,762
Morgan Stanley:
1.598%, 1/5/2018 (8)	1,000,000	1,003,989
1.622%, 7/23/2019 (8)	1,500,000	1,503,754
Westpac Banking Corp., 1.471%, 8/19/2019 (8)	750,000	749,994

		11,763,607
Beverages - 0.9%
Molson Coors Brewing Co., 3.000%, 7/15/2026 (1)	750,000	708,028
Chemicals - 0.9%
CF Industries, Inc., 3.450%, 6/1/2023 (1)	800,000	724,112
Computers - 3.6%
Apple, Inc., 1.131%, 5/3/2018 (1) (8)	2,000,000	2,005,058
Diamond 1 Finance Corp., 5.450%, 6/15/2023 (6)	750,000	783,341

		2,788,399
Distribution/Wholesale - 1.0%
Ingram Micro, Inc., 4.950%, 12/15/2024	750,000	738,274
Diversified Financial Services - 4.3%
AerCap Ireland Capital, Ltd., 3.950%, 2/1/2022 (1)	750,000	761,250
American Express Credit Corp., 1.396%, 8/15/2019 (8)	2,000,000	2,001,180
Jefferies Group LLC, 5.125%, 1/20/2023	500,000	517,438

		3,279,868
Food - 1.9%
Kellogg Co., 2.650%, 12/1/2023 (1)	750,000	725,808
Mondelez International Holdings Netherlands BV, 1.500%, 10/28/2019 (6) (8)	750,000	750,303

		1,476,111
Forest Products & Paper - 0.6%
International Paper Co., 3.000%, 2/15/2027	500,000	468,907
Healthcare-Products - 1.0%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	750,000	734,246
Holding Companies-Diversified - 0.7%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	500,000	512,899
Insurance - 3.3%
Berkshire Hathaway Finance Corp., 1.383%, 3/7/2018 (1) (8)	1,800,000	1,810,089
Voya Financial, Inc., 3.650%, 6/15/2026	750,000	725,731

		2,535,820

Mining - 1.8%
Barrick Gold Corp., 4.100%, 5/1/2023 (1)	500,000	519,293
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	500,000	503,730
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	333,812

		1,356,835
Miscellaneous Manufacturing - 1.0%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	800,000	766,166
Oil & Gas - 3.2%
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	802,500
Petrobras Global Finance BV, 5.750%, 1/20/2020	1,000,000	1,005,000
Rowan Cos., Inc., 4.875%, 6/1/2022 (1)	750,000	652,500

		2,460,000
Pipelines - 1.3%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	1,000,000	1,032,962
Real Estate Investment Trusts - 3.0%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,301,869
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,008,651

		2,310,520
Retail - 1.0%
Walgreens Boots Alliance, Inc., 3.100%, 6/1/2023	750,000	741,601
Semiconductors - 0.8%
Micron Technology, Inc., 5.500%, 2/1/2025 (1)	650,000	641,875
Telecommunications - 0.6%
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	500,000	491,995
Transportation - 1.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	1,030,386

Total Corporate Bonds & Notes (identified cost $40,659,317)		40,758,725

U.S. Government & U.S. Government Agency Obligations - 17.9%

U.S. Treasury Bonds & Notes - 17.9%
0.125%, 4/15/2020 (1)	4,638,915	4,682,103
3.000%, 2/28/2017 (1)	4,000,000	4,025,164
3.125%, 4/30/2017 (1)	5,000,000	5,053,510

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,674,250)		13,760,777

U.S. Government Agency-Mortgage Securities - 24.4%

Federal Home Loan Mortgage Corporation - 11.6%
3.000%, 9/1/2045	1,773,296	1,767,550
3.500%, 10/1/2043	2,491,653	2,559,304
3.500%, 2/1/2044	2,398,078	2,463,143
4.000%, 4/1/2044	2,016,113	2,121,903

		8,911,900
Federal National Mortgage Association - 12.8%
3.000%, 5/1/2043	1,418,064	1,420,302
3.000%, 9/1/2044	2,063,258	2,057,731
3.000%, 6/1/2045	2,154,070	2,148,299
3.000%, 7/1/2045	2,738,069	2,730,734
3.500%, 4/1/2045	1,460,624	1,501,135

		9,858,201

Total U.S. Government Agency-Mortgage Securities (identified cost $18,713,711)		18,770,101

Short-Term Investments - 31.2%

Collateral Pool Investments for Securities on Loan - 27.1%
Collateral pool allocation (3)		20,884,032

Mutual Funds - 4.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	3,118,873	3,119,496

Total Short-Term Investments (identified cost $24,002,915)		24,003,528

Total Investments - 126.4% (identified cost $97,050,193)		97,293,131
Other Assets and Liabilities - (26.4)%		(20,350,070)

Total Net Assets - 100.0%		$76,943,061

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 95.4%

Aerospace/Defense - 1.3%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,519,833
Agriculture - 0.8%
Reynolds American, Inc., 2.300%, 6/12/2018	1,500,000	1,512,261
Apparel - 1.0%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	2,018,628
Auto Manufacturers - 2.5%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (6)	2,500,000	2,429,930
Ford Motor Credit Co. LLC, 1.806%, 11/4/2019 (8)	1,500,000	1,508,219
General Motors Financial Co., Inc., 4.000%, 1/15/2025	1,000,000	973,737

		4,911,886
Banks - 13.8%
Banco Santander Chile, 1.776%, 4/11/2017 (6) (8)	1,000,000	998,750
Bank of America Corp.:
1.716%, 4/1/2019 (8)	1,000,000	1,006,748
1.920%, 1/15/2019 (8)	2,000,000	2,016,912
Canadian Imperial Bank of Commerce, 1.355%, 9/6/2019 (8)	2,000,000	2,001,900
Citigroup, Inc.:
1.385%, 3/10/2017 (8)	750,000	750,638
2.255%, 9/1/2023 (8)	2,000,000	2,010,564
Goldman Sachs Group, Inc.:
2.006%, 11/15/2018 (8)	1,000,000	1,010,180
2.087%, 4/30/2018 (8)	1,500,000	1,514,455
HSBC Holdings PLC, 2.590%, 5/25/2021 (8)	1,500,000	1,531,890
HSBC USA, Inc., 1.163%, 6/23/2017 (8)	1,500,000	1,499,355
JPMorgan Chase & Co., 1.706%, 3/22/2019 (8)	2,000,000	2,016,530
Morgan Stanley, 1.622%, 7/23/2019 (8)	1,500,000	1,503,754
National City Bank:
1.200%, 12/15/2016 (8)	550,000	550,118
1.203%, 6/7/2017 (8)	2,000,000	2,001,140
SunTrust Banks, Inc., 3.500%, 1/20/2017	3,000,000	3,002,844
Toronto-Dominion Bank, 1.868%, 4/7/2021 (8)	2,000,000	2,032,364
Wells Fargo Bank NA, 1.530%, 5/24/2019 (8)	1,000,000	1,003,149
Westpac Banking Corp., 1.471%, 8/19/2019 (8)	1,000,000	999,992

		27,451,283
Beverages - 2.4%
Anheuser-Busch InBev Finance, Inc.:
2.146%, 2/1/2021 (1) (8)	1,250,000	1,283,703
2.650%, 2/1/2021 (1)	1,500,000	1,506,652
PepsiCo, Inc., 1.057%, 4/30/2018 (8)	2,000,000	1,999,922

		4,790,277
Biotechnology - 2.7%
Amgen, Inc.:
1.296%, 5/22/2017 (8)	2,000,000	2,002,340
2.200%, 5/22/2019 (1)	1,300,000	1,308,479
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,000,000

		5,310,819
Chemicals - 2.3%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	979,400
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,620,000
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	500,000	435,000
6.750%, 9/19/2042 (6)	1,500,000	1,466,250

		4,500,650

Commercial Services - 0.3%
ADT Corp.:
4.125%, 6/15/2023	500,000	478,750
4.875%, 7/15/2032 (6)	250,000	210,000

		688,750
Computers - 3.8%
Apple, Inc., 2.250%, 2/23/2021 (1)	2,000,000	2,002,228
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (6)	2,000,000	2,352,256
Hewlett Packard Enterprise Co., 5.150%, 10/15/2025 (6)	1,000,000	1,024,726
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	2,500,000	2,116,612

		7,495,822
Distribution/Wholesale - 0.4%
Ingram Micro, Inc., 4.950%, 12/15/2024	750,000	738,274
Diversified Financial Services - 3.9%
AerCap Ireland Capital, Ltd., 3.950%, 2/1/2022 (1)	2,000,000	2,030,000
American Express Credit Corp., 1.407%, 3/18/2019 (8)	1,500,000	1,504,038
Capital One Bank USA NA, 2.250%, 2/13/2019	1,200,000	1,205,820
E*TRADE Financial Corp., 4.625%, 9/15/2023	1,000,000	1,016,517
Jefferies Group, LLC, 6.500%, 1/20/2043	500,000	499,048
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	517,943
Mastercard, Inc., 2.000%, 11/21/2021	1,000,000	986,019

		7,759,385
Electric - 0.9%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	2,000,000	1,865,000
Food - 3.3%
Kraft Heinz Foods Co.:
2.250%, 6/5/2017	2,000,000	2,007,902
2.800%, 7/2/2020 (1)	1,500,000	1,512,982
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	1,000,000	1,005,000
Mondelez International, Inc., 1.406%, 2/1/2019 (8)	2,000,000	2,000,522

		6,526,406
Forest Products & Paper - 0.9%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,875,628
Healthcare-Products - 3.8%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	1,500,000	1,520,406
Becton, Dickinson and Co., 2.675%, 12/15/2019 (1)	1,500,000	1,527,978
Medtronic, Inc., 1.650%, 3/15/2020 (8)	2,000,000	2,024,094
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	992,511
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020 (1)	1,500,000	1,500,408

		7,565,397
Healthcare-Services - 0.5%
Aetna, Inc., 2.400%, 6/15/2021 (1)	1,000,000	993,044
Holding Companies-Diversified - 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	491,198
Insurance - 2.7%
Berkshire Hathaway Finance Corp., 1.383%, 3/7/2018 (8)	2,000,000	2,011,210
Unum Group, 4.000%, 3/15/2024	2,000,000	1,987,816
Voya Financial, Inc., 4.800%, 6/15/2046	1,500,000	1,421,949

		5,420,975
Internet - 2.8%
Amazon.com, Inc., 2.500%, 11/29/2022	2,500,000	2,479,402
eBay, Inc.:
2.500%, 3/9/2018	1,750,000	1,764,304
4.000%, 7/15/2042	1,500,000	1,258,745

		5,502,451

Iron/Steel - 1.9%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	3,000,000	2,745,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	1,084,500

		3,829,500
Lodging - 0.5%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,102,213
Media - 2.7%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1) (6)	3,000,000	3,382,194
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	1,013,460
Viacom, Inc., 4.375%, 3/15/2043	1,050,000	925,220

		5,320,874
Mining - 0.6%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,007,460
Southern Copper Corp., 7.500%, 7/27/2035 (1)	250,000	288,413

		1,295,873
Oil & Gas - 5.6%
BP Capital Markets PLC, 1.724%, 9/16/2021 (8)	2,000,000	2,009,468
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	965,000
7.375%, 9/18/2043	1,500,000	1,440,300
Ensco PLC, 5.200%, 3/15/2025 (1)	2,000,000	1,625,000
Exxon Mobil Corp., 1.537%, 2/28/2018 (8)	2,000,000	2,014,264
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,562,100
Rowan Cos., Inc., 5.400%, 12/1/2042	1,000,000	716,900
Transocean, Inc., 9.100%, 12/15/2041	1,000,000	828,750

		11,161,782
Pharmaceuticals - 6.9%
Actavis Funding SCS, 4.550%, 3/15/2035 (1)	500,000	494,279
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,422,147
Johnson & Johnson, 1.112%, 3/1/2019 (8)	2,000,000	2,005,148
Merck & Co., Inc., 2.350%, 2/10/2022	2,500,000	2,489,717
Perrigo Finance Unlimited Co.:
3.500%, 3/15/2021	1,500,000	1,520,102
4.900%, 12/15/2044 (1)	1,000,000	919,742
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	968,183
2.875%, 9/23/2023	2,000,000	1,909,940
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	992,897

		13,722,155
Pipelines - 3.3%
Energy Transfer Partners LP:
5.150%, 3/15/2045	2,000,000	1,808,766
6.500%, 2/1/2042 (1)	1,500,000	1,563,267
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	285,651
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	2,953,938

		6,611,622
Real Estate Investment Trusts - 2.3%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,041,495
5.750%, 8/15/2022	1,500,000	1,621,764
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	499,914
4.500%, 3/15/2025	1,500,000	1,460,182

		4,623,355
Retail - 5.0%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	500,000	461,409
Coach, Inc., 4.250%, 4/1/2025	1,000,000	1,000,082
CVS Health Corp.:
2.125%, 6/1/2021 (1)	2,000,000	1,961,792
2.250%, 12/5/2018	1,250,000	1,259,897
L Brands, Inc.:
6.950%, 3/1/2033	600,000	594,000
7.600%, 7/15/2037 (1)	500,000	505,000
Lowe’s Cos., Inc., 1.456%, 9/14/2018 (8)	2,000,000	2,017,470

McDonald’s Corp.:
2.100%, 12/7/2018	750,000	755,375
2.750%, 12/9/2020	1,500,000	1,518,945

		10,073,970
Software - 3.0%
Electronic Arts, Inc., 3.700%, 3/1/2021	1,250,000	1,297,509
Microsoft Corp., 2.000%, 8/8/2023 (1)	1,750,000	1,669,094
Oracle Corp.:
1.386%, 10/8/2019 (8)	2,000,000	2,016,186
2.400%, 9/15/2023	1,000,000	966,925

		5,949,714
Sovereign - 0.9%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6)	2,000,000	1,866,200
Telecommunications - 10.2%
AT&T, Inc.:
1.847%, 11/27/2018 (8)	1,235,000	1,244,558
5.150%, 3/15/2042	2,000,000	1,985,042
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	468,875
7.650%, 3/15/2042	2,000,000	1,703,000
Cisco Systems, Inc.:
1.115%, 3/3/2017 (8)	2,500,000	2,501,928
1.197%, 9/20/2019 (8)	2,000,000	2,006,112
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	766,000
Frontier Communications Corp.:
8.750%, 4/15/2022 (1)	1,000,000	965,000
9.000%, 8/15/2031	2,500,000	2,112,500
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	911,555
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,000,000	1,082,500
Telecom Italia Capital SA:
6.375%, 11/15/2033	500,000	480,000
7.200%, 7/18/2036	1,500,000	1,507,050
Verizon Communications, Inc., 2.606%, 9/14/2018 (8)	2,500,000	2,560,257

		20,294,377
Toys/Games/Hobbies - 1.0%
Mattel, Inc., 2.350%, 8/15/2021	2,000,000	1,962,662
Transportation - 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	470,940
Trucking & Leasing - 1.0%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (1) (6)	2,000,000	2,027,464

Total Corporate Bonds & Notes (identified cost $192,914,049)		190,250,668

Municipals - 0.3%

California - 0.3%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	580,940

Total Municipals (identified cost $500,000)		580,940

U.S. Government & U.S. Government Agency Obligations - 2.3%

U.S. Treasury Bonds & Notes - 2.3%
2.000%, 8/15/2025 (1)	2,500,000	2,432,030
2.500%, 2/15/2045 (1)	2,500,000	2,245,800

		4,677,830

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,054,163)		4,677,830

Short-Term Investments - 15.3%

Collateral Pool Investments for Securities on Loan - 14.3%
Collateral pool allocation (3)		28,426,089

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	2,042,381	2,042,789

Total Short-Term Investments (identified cost $30,468,578)		30,468,878

Total Investments - 113.3% (identified cost $228,936,790)		225,978,316
Other Assets and Liabilities - (13.3)%		(26,445,501)

Total Net Assets - 100.0%		$199,532,815

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Commercial Mortgage Securities - 0.0%

Private Sponsor - 0.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (8)	$302,563	$308,687

Total Commercial Mortgage Securities (identified cost $207,253)		308,687

Corporate Bonds & Notes - 38.6%

Auto Manufacturers - 1.9%
Ford Motor Credit Co. LLC:
1.660%, 1/17/2017 (8)	2,000,000	2,001,574
1.806%, 11/4/2019 (8)	4,000,000	4,021,916
1.816%, 1/9/2018 (8)	7,500,000	7,510,575
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	4,868,685

		18,402,750
Banks - 8.5%
Canadian Imperial Bank of Commerce, 1.355%, 9/6/2019 (8)	5,000,000	5,004,750
Citigroup, Inc.:
1.385%, 3/10/2017 (8)	6,000,000	6,005,100
1.576%, 4/27/2018 (1) (8)	8,000,000	8,022,680
1.763%, 6/7/2019 (8)	5,000,000	5,044,900
2.255%, 9/1/2023 (1) (8)	5,000,000	5,026,410
Goldman Sachs Group, Inc.:
2.006%, 11/15/2018 (8)	5,000,000	5,050,900
2.042%, 4/23/2020 (1) (8)	8,000,000	8,107,872
2.087%, 4/30/2018 (8)	5,000,000	5,048,185
HSBC Holdings PLC, 2.590%, 5/25/2021 (8)	5,000,000	5,106,300
HSBC USA, Inc., 1.163%, 6/23/2017 (8)	4,000,000	3,998,280
JPMorgan Chase & Co.:
1.706%, 3/22/2019 (8)	3,500,000	3,528,927
1.933%, 6/7/2021 (1) (8)	5,000,000	5,063,605
Morgan Stanley, 1.598%, 1/5/2018 (8)	3,000,000	3,011,967
Toronto-Dominion Bank, 1.868%, 4/7/2021 (8)	4,500,000	4,572,819
Wells Fargo Bank NA, 1.530%, 5/24/2019 (8)	3,000,000	3,009,447
Westpac Banking Corp., 1.471%, 8/19/2019 (8)	5,000,000	4,999,960

		80,602,102
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc., 2.146%, 2/1/2021 (1) (8)	3,000,000	3,080,886
PepsiCo, Inc., 1.057%, 4/30/2018 (8)	5,000,000	4,999,805

		8,080,691
Chemicals - 1.8%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	979,400
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	5,492,500
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6)	2,750,000	2,488,750
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	2,000,000	1,740,000
6.750%, 9/19/2042 (6)	6,400,000	6,256,000

		16,956,650
Computers - 2.1%
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (6)	5,500,000	6,468,704
Hewlett Packard Enterprise Co., 5.150%, 10/15/2025 (6)	2,000,000	2,049,452
International Business Machines Corp., 1.359%, 8/18/2017 (8)	6,750,000	6,770,203

Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,756,842
5.750%, 12/1/2034 (1)	3,500,000	2,963,257

		20,008,458
Distribution/Wholesale - 0.1%
Ingram Micro, Inc., 4.950%, 12/15/2024	1,000,000	984,365
Diversified Financial Services - 1.4%
American Express Credit Corp.:
1.105%, 6/5/2017 (8)	7,500,000	7,506,555
1.497%, 7/31/2018 (1) (8)	3,000,000	3,016,473
Jefferies Group, LLC, 6.500%, 1/20/2043	1,000,000	998,096
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,019,978

		13,541,102
Electric - 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	4,000,000	3,730,000
Food - 1.2%
Kraft Heinz Foods Co., 2.250%, 6/5/2017	2,000,000	2,007,902
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	2,000,000	2,010,000
Mondelez International Holdings Netherlands BV, 1.500%, 10/28/2019 (6) (8)	7,000,000	7,002,828

		11,020,730
Healthcare-Products - 1.4%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	6,500,000	6,588,426
Medtronic, Inc., 1.650%, 3/15/2020 (8)	7,000,000	7,084,329

		13,672,755
Holding Companies-Diversified - 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	491,198
Insurance - 0.5%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026 (1)	2,000,000	1,986,688
Voya Financial, Inc., 4.800%, 6/15/2046	3,000,000	2,843,898

		4,830,586
Internet - 0.4%
eBay, Inc., 4.000%, 7/15/2042	4,000,000	3,356,652
Iron/Steel - 1.3%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1) (6)	8,000,000	7,320,000
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	2,903,760
8.250%, 1/17/2034	1,500,000	1,626,750

		11,850,510
Media - 0.4%
Charter Communications Operating LLC, 4.464%, 7/23/2022 (6)	1,000,000	1,039,861
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,500,000	1,321,743
Walt Disney Co., 1.245%, 5/30/2019 (8)	1,000,000	1,000,368

		3,361,972
Mining - 0.2%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,007,460
Southern Copper Corp., 7.500%, 7/27/2035 (1)	500,000	576,827

		1,584,287
Oil & Gas - 3.4%
BP Capital Markets PLC, 1.724%, 9/16/2021 (8)	7,000,000	7,033,138
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	965,000
7.375%, 9/18/2043 (1)	6,000,000	5,761,200
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,656,250
5.750%, 10/1/2044	2,800,000	1,848,000
Exxon Mobil Corp., 1.537%, 2/28/2018 (1) (8)	2,500,000	2,517,830
Petroleos Mexicanos:
5.625%, 1/23/2046 (1)	3,000,000	2,343,150
6.375%, 1/23/2045	2,500,000	2,134,500
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	858,330

Rowan Cos., Inc., 5.400%, 12/1/2042 (1)	6,000,000	4,301,400
Transocean, Inc., 9.100%, 12/15/2041 (1)	1,500,000	1,243,125

		32,661,923
Pharmaceuticals - 2.5%
Actavis Funding SCS, 4.550%, 3/15/2035 (1)	1,500,000	1,482,837
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,422,148
Merck & Co., Inc., 1.257%, 2/10/2020 (8)	6,000,000	6,027,036
Perrigo Finance Unlimited Co., 4.900%, 12/15/2044	5,000,000	4,598,710
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023 (1)	7,000,000	6,684,790
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,482,242

		23,697,763
Pipelines - 0.6%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	4,000,000	3,617,532
6.500%, 2/1/2042	1,000,000	1,042,178
ONEOK Partners LP, 4.900%, 3/15/2025 (1)	1,300,000	1,374,295

		6,034,005
Real Estate Investment Trusts - 1.3%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,207,475
5.750%, 8/15/2022	1,000,000	1,081,176
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	1,000,000	999,827
4.500%, 3/15/2025 (1)	2,500,000	2,433,638
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,635,280

		12,357,396
Retail - 1.1%
Coach, Inc., 4.250%, 4/1/2025	2,500,000	2,500,205
CVS Health Corp., 2.250%, 12/5/2018 (1)	1,500,000	1,511,877
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,475,000
7.600%, 7/15/2037	1,500,000	1,515,000
McDonald’s Corp., 2.100%, 12/7/2018	2,000,000	2,014,334

		10,016,416
Semiconductors - 0.7%
QUALCOMM, Inc., 1.181%, 5/18/2018 (8)	7,000,000	6,996,962
Software - 0.8%
Oracle Corp.:
1.386%, 10/8/2019 (1) (8)	3,600,000	3,629,135
2.400%, 9/15/2023 (1)	4,000,000	3,867,700

		7,496,835
Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (1) (6)	5,000,000	3,976,850
7.000%, 4/4/2044 (6)	2,000,000	1,848,640

		5,825,490
Telecommunications - 5.0%
AT&T, Inc., 5.150%, 3/15/2042	4,000,000	3,970,084
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,410,000
7.650%, 3/15/2042 (1)	6,750,000	5,747,625
Cisco Systems, Inc.:
1.160%, 6/15/2018 (8)	5,000,000	5,013,885
1.197%, 9/20/2019 (8)	5,000,000	5,015,280
Frontier Communications Corp.:
7.125%, 1/15/2023 (1)	5,000,000	4,362,500
7.875%, 1/15/2027 (1)	2,500,000	2,071,875
8.750%, 4/15/2022 (1)	3,500,000	3,377,500
9.000%, 8/15/2031	500,000	422,500
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	2,734,665
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,500,000	1,623,750
Verizon Communications, Inc., 2.606%, 9/14/2018 (8)	9,500,000	9,728,978

		47,478,642

Transportation - 0.0%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	470,940

Total Corporate Bonds & Notes (identified cost $371,751,797)		365,511,180

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	348,564

Total Municipals (identified cost $300,000)		348,564

U.S. Government & U.S. Government Agency Obligations - 18.5%

U.S. Treasury Bonds & Notes - 18.5%
1.375%, 7/15/2018 (1)	2,798,750	2,900,644
1.750%, 1/15/2028 (1)	1,728,495	1,944,849
1.875%, 7/15/2019 (1)	5,653,100	6,015,888
2.000%, 7/31/2020 (1)	15,000,000	15,206,835
2.000%, 9/30/2020 (1)	5,000,000	5,064,550
2.000%, 11/30/2020 (1)	5,000,000	5,057,325
2.000%, 11/15/2021 (1)	10,000,000	10,053,320
2.000%, 2/15/2023 (1)	15,000,000	14,912,700
2.000%, 2/15/2025 (1)	5,000,000	4,882,130
2.000%, 8/15/2025 (1)	5,000,000	4,864,060
2.125%, 1/15/2019 (1)	5,059,800	5,344,849
2.125%, 8/15/2021 (1)	12,500,000	12,647,950
2.250%, 11/30/2017 (1)	7,500,000	7,600,485
2.250%, 7/31/2018 (1)	10,000,000	10,198,050
2.250%, 8/15/2046 (1)	10,000,000	8,462,890
2.375%, 5/31/2018 (1)	7,500,000	7,650,585
2.500%, 5/15/2024 (1)	5,000,000	5,090,725
2.500%, 2/15/2045 (1)	7,500,000	6,737,400
2.625%, 1/31/2018 (1)	15,000,000	15,290,325
2.750%, 2/28/2018 (1)	7,500,000	7,664,647
3.500%, 2/15/2018 (1)	17,500,000	18,030,810

Total U.S. Government & U.S. Government Agency Obligations (identified cost $177,700,767)		175,621,017

U.S. Government Agency-Mortgage Securities - 37.8%

Federal Home Loan Mortgage Corporation - 19.1%
3.000%, 11/1/2042	1,343,866	1,341,189
3.000%, 4/1/2043	5,828,860	5,824,873
3.000%, 4/1/2043	2,458,351	2,453,456
3.000%, 4/1/2043	1,678,304	1,681,511
3.000%, 5/1/2043	2,933,781	2,927,341
3.000%, 7/1/2043	11,430,376	11,404,680
3.000%, 9/1/2043	11,607,281	11,579,981
3.000%, 4/1/2045	10,319,502	10,286,005
3.000%, 5/1/2045	5,659,434	5,641,052
3.000%, 9/1/2045	17,732,959	17,675,505
3.000%, 1/1/2046	18,255,169	18,195,712
3.000%, 4/1/2046	18,731,732	18,670,610
3.500%, 12/1/2040	1,020,043	1,053,502
3.500%, 12/1/2041	957,966	988,454
3.500%, 3/1/2042	371,295	383,524
3.500%, 12/1/2042	772,385	794,018
3.500%, 7/1/2043	5,203,876	5,362,423
3.500%, 9/1/2043	10,181,797	10,458,050
3.500%, 11/1/2043	8,345,702	8,572,137
3.500%, 1/1/2044	8,644,249	8,878,785
3.500%, 2/1/2044	8,992,793	9,236,785
3.500%, 11/1/2044	6,587,467	6,766,198

4.000%, 4/1/2026	527,473	554,411
4.000%, 10/1/2031	841,771	894,960
4.000%, 12/1/2039	695,779	735,590
4.000%, 12/1/2040	3,850,167	4,061,314
4.000%, 12/1/2040	312,160	330,673
4.000%, 3/1/2041	313,263	330,379
4.000%, 4/1/2041	7,645,792	8,119,977
4.000%, 8/1/2041	204,025	215,819
4.000%, 11/1/2041	815,573	862,707
4.500%, 9/1/2031	400,386	433,651
4.500%, 3/1/2039	167,945	182,588
4.500%, 5/1/2039	639,247	695,114
4.500%, 2/1/2040	168,267	181,754
4.500%, 11/1/2040	557,456	605,876
4.500%, 2/1/2041	1,197,952	1,294,543
5.000%, 12/1/2035	82,079	90,306
5.000%, 1/1/2038	38,597	42,253
5.000%, 3/1/2038	47,158	51,844
5.000%, 3/1/2038	142,049	155,639
5.000%, 2/1/2039	217,336	237,917
5.000%, 1/1/2040	222,981	247,732
6.000%, 6/1/2037	115,799	131,698
6.000%, 1/1/2038	123,309	140,219

		180,772,755
Federal National Mortgage Association - 18.4%
3.000%, 3/1/2043	3,191,580	3,196,632
3.000%, 7/1/2043	7,630,310	7,642,388
3.000%, 7/1/2043	15,186,616	15,210,656
3.000%, 8/1/2043	11,824,841	11,843,560
3.000%, 9/1/2044	10,316,292	10,288,655
3.000%, 1/1/2045	10,979,752	10,950,337
3.000%, 2/1/2045	15,406,665	15,365,391
3.000%, 6/1/2045	8,754,056	8,730,604
3.000%, 3/1/2046	17,401,478	17,354,859
3.000%, 7/1/2046	19,528,336	19,476,019
3.000%, 10/1/2046	19,876,078	19,822,830
3.500%, 7/1/2032	503,821	525,041
3.500%, 5/1/2042	1,319,575	1,364,657
3.500%, 10/1/2042	1,404,620	1,449,041
3.500%, 10/1/2042	1,148,247	1,180,311
3.500%, 10/1/2042	974,330	1,006,619
3.500%, 11/1/2042	632,493	653,275
3.500%, 12/1/2042	1,129,818	1,161,362
3.500%, 1/1/2043	3,656,638	3,795,780
3.500%, 5/1/2043	13,050,463	13,414,297
4.000%, 11/1/2040	396,754	419,409
4.000%, 1/1/2041	626,197	662,191
4.000%, 2/1/2041	2,991,749	3,165,313
4.000%, 2/1/2041	528,484	556,887
4.000%, 3/1/2041	227,963	242,387
4.000%, 11/1/2041	540,495	569,543
4.500%, 6/1/2039	913,270	994,874
4.500%, 8/1/2041	612,036	663,939
5.000%, 7/1/2022	293,447	313,133
5.000%, 3/1/2035	323,063	356,720
5.000%, 5/1/2042	816,758	898,615
5.500%, 2/1/2034	57,515	64,761
5.500%, 7/1/2036	306,690	344,892
5.500%, 8/1/2037	593,986	667,804
5.500%, 6/1/2038	77,152	86,607
6.000%, 12/1/2038	35,604	40,462
6.000%, 5/1/2039	232,119	266,386
6.500%, 10/1/2037	63,999	72,545
6.500%, 11/1/2037	47,513	53,297

		174,872,079

Government National Mortgage Association - 0.3%
4.000%, 10/15/2040	613,584	652,691
4.000%, 12/15/2040	720,725	767,718
4.000%, 4/15/2041	639,913	680,700
5.500%, 8/20/2038	112,220	118,962
5.500%, 2/15/2039	53,786	60,552
6.000%, 12/15/2038	78,935	90,242
6.000%, 1/15/2039	38,588	44,086

		2,414,951

Total U.S. Government Agency-Mortgage Securities (identified cost $358,089,170)		358,059,785

Short-Term Investments - 28.6%

Collateral Pool Investments for Securities on Loan - 23.7%
Collateral pool allocation (3)		224,474,750

Mutual Funds - 4.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	46,130,806	46,140,032

Total Short-Term Investments (identified cost $270,609,267)		270,614,782

Total Investments - 123.5% (identified cost $1,178,658,254)		1,170,464,015
Other Assets and Liabilities - (23.5)%		(222,554,762)

Total Net Assets - 100.0%		$947,909,253

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 97.0%

Aerospace/Defense - 1.6%
KLX, Inc., 5.875%, 12/1/2022 (6)	$227,000	$233,242
TransDigm, Inc., 6.500%, 7/15/2024	115,000	119,744
Triumph Group, Inc., 5.250%, 6/1/2022	500,000	455,000

		807,986
Agriculture - 0.5%
Vector Group, Ltd., 7.750%, 2/15/2021	250,000	261,875
Airlines - 1.2%
Air Canada, 7.750%, 4/15/2021 (6)	200,000	219,500
American Airlines Group, Inc., 4.625%, 3/1/2020 (6)	251,000	250,372
United Continental Holdings, Inc., 6.000%, 12/1/2020	150,000	160,500

		630,372
Apparel - 0.2%
Levi Strauss & Co., 5.000%, 5/1/2025	127,000	127,318
Auto Manufacturers - 0.8%
Fiat Chrysler Automobiles NV, 5.250%, 4/15/2023	200,000	199,250
Navistar International Corp., 8.250%, 11/1/2021	200,000	200,500

		399,750
Auto Parts & Equipment - 2.5%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	100,000	101,000
Dana, Inc., 5.500%, 12/15/2024	250,000	253,125
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	193,000	192,035
Meritor, Inc., 6.250%, 2/15/2024	350,000	337,750
Tenneco, Inc., 5.000%, 7/15/2026	280,000	275,895
ZF North America Capital, Inc., 4.750%, 4/29/2025 (6)	150,000	150,844

		1,310,649
Beverages - 0.3%
Cott Beverages, Inc., 5.375%, 7/1/2022	151,000	152,133
Building Materials - 1.7%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (6)	268,000	270,345
Louisiana-Pacific Corp., 4.875%, 9/15/2024 (6)	163,000	158,721
Norbord, Inc., 6.250%, 4/15/2023 (6)	245,000	256,025
U.S. Concrete, Inc., 6.375%, 6/1/2024	200,000	209,000

		894,091
Chemicals - 1.7%
A Schulman, Inc., 6.875%, 6/1/2023 (6)	90,000	92,250
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	193,000	227,740
PolyOne Corp., 5.250%, 3/15/2023	100,000	100,000
PQ Corp., 6.750%, 11/15/2022 (6)	261,000	276,660
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6)	150,000	156,750

		853,400
Commercial Services - 5.7%
ADT Corp., 3.500%, 7/15/2022	85,000	80,538
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6)	255,000	236,194
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	408,000	403,920
Herc Rentals, Inc., 7.500%, 6/1/2022 (6)	270,000	279,787
Hertz Corp.:
6.750%, 4/15/2019	99,000	100,206
7.375%, 1/15/2021	258,000	260,322
Live Nation Entertainment, Inc., 4.875%, 11/1/2024 (6)	136,000	135,660

Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (6)	345,000	371,737
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	41,000
6.625%, 11/15/2020	340,000	316,200
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	263,840
Sotheby’s, 5.250%, 10/1/2022 (6)	191,000	187,180
United Rentals North America, Inc.:
5.500%, 5/15/2027	135,000	135,142
6.125%, 6/15/2023	128,000	135,680

		2,947,406
Computers - 1.2%
Diamond 1 Finance Corp., 7.125%, 6/15/2024 (6)	100,000	109,332
Diebold, Inc., 8.500%, 4/15/2024	200,000	209,850
Western Digital Corp., 10.500%, 4/1/2024 (6)	257,000	298,120

		617,302
Cosmetics/Personal Care - 0.8%
Revlon Consumer Products Corp.:
5.750%, 2/15/2021	153,000	152,809
6.250%, 8/1/2024 (6)	275,000	272,250

		425,059
Distribution/Wholesale - 0.3%
Univar USA, Inc., 6.750%, 7/15/2023 (6)	138,000	141,105
Diversified Financial Services - 2.8%
Ally Financial, Inc.:
3.750%, 11/18/2019	425,000	426,198
5.750%, 11/20/2025	198,000	196,763
8.000%, 11/1/2031	140,000	159,600
CIT Group, Inc., 5.000%, 8/15/2022	241,000	251,544
Fly Leasing, Ltd.:
6.375%, 10/15/2021	200,000	204,959
6.750%, 12/15/2020	200,000	208,750

		1,447,814
Electric - 1.8%
Calpine Corp.:
5.375%, 1/15/2023	300,000	291,123
5.750%, 1/15/2025	160,000	153,400
NRG Energy, Inc.:
6.625%, 3/15/2023	301,000	301,000
7.250%, 5/15/2026 (6)	173,000	169,972

		915,495
Electrical Components & Equipment - 0.8%
Belden, Inc., 5.500%, 9/1/2022 (6)	169,000	173,225
WESCO Distribution, Inc., 5.375%, 12/15/2021	235,000	242,637

		415,862
Engineering & Construction - 0.9%
MasTec, Inc., 4.875%, 3/15/2023	225,000	221,063
SBA Communications Corp., 4.875%, 9/1/2024 (6)	250,000	241,562

		462,625
Entertainment - 2.2%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026 (6)	8,000	8,080
AMC Entertainment, Inc., 5.875%, 2/15/2022	271,000	284,049
Cinemark USA, Inc., 4.875%, 6/1/2023	160,000	162,400
Penn National Gaming, Inc., 5.875%, 11/1/2021	181,000	188,692
Pinnacle Entertainment, Inc., 5.625%, 5/1/2024 (6)	110,000	110,000
Regal Entertainment Group, 5.750%, 2/1/2025	213,000	215,130
Speedway Motorsports, Inc., 5.125%, 2/1/2023	175,000	175,000

		1,143,351
Environmental Control - 0.7%
Advanced Disposal Services, Inc., 5.625%, 11/15/2024 (6)	19,000	18,858
Covanta Holding Corp., 5.875%, 3/1/2024	344,000	336,260

		355,118

Food - 2.4%
Dean Foods Co., 6.500%, 3/15/2023 (6)	217,000	226,223
Fresh Market, Inc., 9.750%, 5/1/2023 (6)	421,000	355,745
JBS USA LLC, 7.250%, 6/1/2021 (6)	263,000	272,205
Post Holdings, Inc., 5.000%, 8/15/2026 (6)	250,000	237,187
SUPERVALU, Inc., 7.750%, 11/15/2022	129,000	128,355

		1,219,715
Forest Products & Paper - 0.8%
Cascades, Inc., 5.500%, 7/15/2022 (6)	250,000	254,687
P.H. Glatfelter Co., 5.375%, 10/15/2020	143,000	146,218

		400,905
Healthcare-Products - 0.7%
Alere, Inc., 6.500%, 6/15/2020	243,000	243,000
Teleflex, Inc., 4.875%, 6/1/2026	125,000	124,062

		367,062
Healthcare-Services - 4.9%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021	253,000	262,487
Amsurg Corp., 5.625%, 7/15/2022	250,000	256,250
Centene Corp., 4.750%, 1/15/2025	250,000	240,000
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020	250,000	177,500
DaVita, Inc., 5.000%, 5/1/2025	212,000	207,230
HCA, Inc., 5.875%, 5/1/2023	390,000	401,700
HealthSouth Corp., 5.125%, 3/15/2023	100,000	99,000
Kindred Healthcare, Inc., 8.750%, 1/15/2023	220,000	196,625
LifePoint Health, Inc., 5.375%, 5/1/2024 (6)	72,000	69,255
Select Medical Corp., 6.375%, 6/1/2021	271,000	261,344
Tenet Healthcare Corp.:
6.750%, 6/15/2023	275,000	235,813
8.000%, 8/1/2020	100,000	96,063

		2,503,267
Home Builders - 2.7%
Beazer Homes USA, Inc., 8.750%, 3/15/2022 (6)	127,000	135,255
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	365,000	368,650
CalAtlantic Group, Inc., 6.625%, 5/1/2020	118,000	130,095
KB Home, 7.500%, 9/15/2022	194,000	207,580
Lennar Corp., 4.875%, 12/15/2023	154,000	152,460
Taylor Morrison Communities, Inc., 5.875%, 4/15/2023 (6)	177,000	179,212
Toll Brothers Finance Corp., 4.875%, 11/15/2025	51,000	50,363
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	179,300

		1,402,915
Home Furnishings - 0.6%
Tempur Sealy International, Inc.:
5.500%, 6/15/2026	77,000	76,808
5.625%, 10/15/2023	223,000	228,575

		305,383
Internet - 0.4%
Netflix, Inc., 4.375%, 11/15/2026 (6)	215,000	209,627
Iron/Steel - 1.1%
BlueScope Steel Finance, Ltd., 6.500%, 5/15/2021 (6)	100,000	105,500
Commercial Metals Co., 4.875%, 5/15/2023	117,000	117,760
United States Steel Corp., 8.375%, 7/1/2021 (6)	292,000	323,390

		546,650
Leisure Time - 0.5%
ClubCorp Club Operations, Inc., 8.250%, 12/15/2023 (6)	252,000	266,490
Lodging - 1.0%
Boyd Gaming Corp., 6.375%, 4/1/2026 (6)	218,000	228,355
Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/2024 (6)	15,000	15,450
MGM Resorts International, 4.625%, 9/1/2026	279,000	267,142

		510,947

Media - 9.3%
Altice Financing SA, 7.500%, 5/15/2026 (6)	250,000	254,062
AMC Networks, Inc., 5.000%, 4/1/2024	283,000	284,769
Block Communications, Inc., 7.250%, 2/1/2020 (6)	275,000	281,187
Cablevision Systems Corp.:
5.875%, 9/15/2022	350,000	327,250
8.000%, 4/15/2020	160,000	172,400
CCO Holdings LLC, 5.500%, 5/1/2026 (6)	474,000	479,925
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	196,000	194,040
CSC Holdings LLC, 6.750%, 11/15/2021	425,000	447,844
DISH DBS Corp.:
5.000%, 3/15/2023	150,000	148,500
6.750%, 6/1/2021	125,000	134,688
Gray Television, Inc.:
5.125%, 10/15/2024 (6)	81,000	75,938
5.875%, 7/15/2026 (6)	192,000	183,780
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (6)	175,000	179,375
Nielsen Finance LLC, 5.000%, 4/15/2022 (6)	162,000	165,848
SFR Group SA:
6.000%, 5/15/2022 (6)	200,000	202,250
7.375%, 5/1/2026 (6)	300,000	300,375
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (6)	157,000	156,215
Tribune Media Co., 5.875%, 7/15/2022	359,000	351,892
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	198,124
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	220,000	225,911

		4,764,373
Metal Fabricate/Hardware - 0.4%
Novelis Corp., 5.875%, 9/30/2026 (6)	222,000	222,278
Mining - 4.5%
Alcoa Nederland Holding BV, 6.750%, 9/30/2024 (6)	400,000	430,000
Aleris International, Inc., 9.500%, 4/1/2021 (6)	270,000	290,250
First Quantum Minerals, Ltd., 6.750%, 2/15/2020 (6)	203,000	201,731
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6)	270,000	280,125
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	412,000	392,018
Kaiser Aluminum Corp., 5.875%, 5/15/2024	219,000	226,665
Kinross Gold Corp., 5.950%, 3/15/2024	109,000	112,270
Teck Resources, Ltd.:
4.750%, 1/15/2022	250,000	254,375
6.250%, 7/15/2041	100,000	100,755

		2,288,189
Miscellaneous Manufacturing - 0.3%
Bombardier, Inc., 8.750%, 12/1/2021 (6)	149,000	148,255
Oil & Gas - 9.2%
Antero Resources Corp., 5.375%, 11/1/2021	163,000	168,094
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	268,000	274,700
Cenovus Energy, Inc., 6.750%, 11/15/2039	420,000	445,689
Continental Resources, Inc., 3.800%, 6/1/2024	182,000	169,260
Diamondback Energy, Inc., 4.750%, 11/1/2024 (6)	347,000	347,867
Gulfport Energy Corp.:
6.000%, 10/15/2024 (6)	56,000	57,050
6.625%, 5/1/2023	360,000	378,000
Murphy Oil Corp.:
4.700%, 12/1/2022	288,000	277,200
6.875%, 8/15/2024	154,000	162,470
Northern Tier Energy LLC, 7.125%, 11/15/2020	404,000	419,907
PBF Holding Co. LLC, 8.250%, 2/15/2020	251,000	258,530
Precision Drilling Corp.:
6.500%, 12/15/2021	105,000	104,475
7.750%, 12/15/2023 (6)	15,000	15,263
QEP Resources, Inc., 5.250%, 5/1/2023	400,000	390,000
Transocean, Inc., 9.000%, 7/15/2023 (6)	270,000	274,725
Whiting Petroleum Corp.:
5.750%, 3/15/2021	393,000	389,070
6.250%, 4/1/2023	95,000	93,219
WPX Energy, Inc., 8.250%, 8/1/2023	449,000	497,267

		4,722,786

Oil & Gas Services - 1.7%
Archrock Partners LP, 6.000%, 4/1/2021	105,000	100,800
Era Group, Inc., 7.750%, 12/15/2022	312,000	273,000
SESI LLC, 7.125%, 12/15/2021	250,000	245,625
Weatherford International LLC, 6.800%, 6/15/2037	57,000	45,315
Weatherford International, Ltd.:
7.750%, 6/15/2021	128,000	125,600
8.250%, 6/15/2023	106,000	103,615

		893,955
Packaging & Containers - 1.8%
AEP Industries, Inc., 8.250%, 4/15/2019	184,000	188,910
Ardagh Packaging Finance PLC, 6.750%, 1/31/2021 (6)	300,000	307,125
Berry Plastics Corp., 5.125%, 7/15/2023	200,000	202,750
Coveris Holdings SA, 7.875%, 11/1/2019 (6)	250,000	246,875

		945,660
Pharmaceuticals - 0.5%
Endo Finance LLC:
5.750%, 1/15/2022 (6)	20,000	18,125
6.000%, 7/15/2023 (6)	250,000	223,750

		241,875
Pipelines - 3.6%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (6)	236,000	241,310
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/2024 (6)	499,000	533,930
Genesis Energy LP, 6.750%, 8/1/2022	267,000	274,343
Martin Midstream Partners LP, 7.250%, 2/15/2021	214,000	208,650
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	295,000	319,337
SemGroup Corp., 7.500%, 6/15/2021	250,000	256,250

		1,833,820
Real Estate Investment Trusts - 3.0%
Communications Sales & Leasing, Inc., 8.250%, 10/15/2023	300,000	316,500
Equinix, Inc., 5.750%, 1/1/2025	78,000	80,828
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6)	272,000	263,840
GEO Group, Inc., 5.875%, 10/15/2024	138,000	133,860
Iron Mountain, Inc., 5.750%, 8/15/2024	250,000	254,950
iStar, Inc., 6.500%, 7/1/2021	287,000	288,435
RHP Hotel Properties LP, 5.000%, 4/15/2023	225,000	228,937

		1,567,350
Retail - 4.1%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	234,000	236,925
Hot Topic, Inc., 9.250%, 6/15/2021 (6)	355,000	374,525
JC Penney Corp., Inc., 5.650%, 6/1/2020	405,000	405,000
L Brands, Inc., 6.875%, 11/1/2035	237,000	238,185
Party City Holdings, Inc., 6.125%, 8/15/2023 (6)	274,000	285,645
PetSmart, Inc., 7.125%, 3/15/2023 (6)	359,000	368,424
Sonic Automotive, Inc., 5.000%, 5/15/2023	200,000	194,000

		2,102,704
Semiconductors - 1.1%
Amkor Technology, Inc., 6.375%, 10/1/2022	228,000	235,410
Micron Technology, Inc., 5.250%, 8/1/2023 (6)	308,000	305,690

		541,100
Software - 2.2%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)	336,000	344,820
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024 (6)	224,000	228,480
First Data Corp., 7.000%, 12/1/2023 (6)	532,000	558,270

		1,131,570
Storage/Warehousing - 0.2%
Mobile Mini, Inc., 5.875%, 7/1/2024	123,000	127,613

Telecommunications - 11.2%
Anixter, Inc., 5.500%, 3/1/2023	250,000	259,062
CenturyLink, Inc., 5.800%, 3/15/2022	412,000	407,365
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (6)	261,000	273,397
CommScope, Inc., 5.500%, 6/15/2024 (6)	158,000	162,321
Consolidated Communications, Inc., 6.500%, 10/1/2022	294,000	286,650
DigitalGlobe, Inc., 5.250%, 2/1/2021 (6)	202,000	203,010
EarthLink Holdings Corp., 7.375%, 6/1/2020	201,000	212,934
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6)	200,000	206,750
Frontier Communications Corp.:
6.875%, 1/15/2025	491,000	399,551
7.125%, 1/15/2023	75,000	65,438
9.250%, 7/1/2021	100,000	102,875
11.000%, 9/15/2025	109,000	109,681
GCI, Inc., 6.750%, 6/1/2021	219,000	225,844
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	407,000	439,051
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	300,000	287,250
Sprint Capital Corp., 6.875%, 11/15/2028	149,000	143,696
Sprint Communications, Inc., 6.000%, 11/15/2022	164,000	158,596
Sprint Corp., 7.875%, 9/15/2023	407,000	421,245
T-Mobile USA, Inc.:
6.375%, 3/1/2025	40,000	42,850
6.500%, 1/15/2026	36,000	38,970
6.633%, 4/28/2021	130,000	136,013
Telecom Italia Capital SA, 6.000%, 9/30/2034	323,000	303,620
Telesat Canada, 8.875%, 11/15/2024 (6)	126,000	128,993
West Corp., 5.375%, 7/15/2022 (6)	253,000	243,829
Windstream Services LLC:
6.375%, 8/1/2023	290,000	253,750
7.750%, 10/15/2020	75,000	76,688
7.750%, 10/1/2021	154,000	154,000

		5,743,429
Transportation - 0.5%
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	232,000	240,990
Venture Capital - 0.6%
Icahn Enterprises LP, 5.875%, 2/1/2022	300,000	290,250

Total Corporate Bonds & Notes (identified cost $48,641,074)		49,847,869

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (4)	645,342	645,471

Total Short-Term Investments (identified cost $645,436)		645,471

Total Investments - 98.3% (identified cost $49,286,510)		50,493,340
Other Assets and Liabilities - 1.7%		894,790

Total Net Assets - 100.0%		$51,388,130

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 8.5%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.240%	150,000,000	$150,000,000
Invesco Government & Agency Portfolio - Institutional Class, 0.290%	150,000,000	150,000,000

Total Mutual Funds		300,000,000

Repurchase Agreements - 13.8%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 11/30/2016, to be repurchased at $31,179,272 on 12/1/2016, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/30/2020, with a market value of $31,806,726	$31,179,246	31,179,246
Agreement with Goldman Sachs Group, Inc., 0.280%, dated 11/30/2016, to be repurchased at $275,002,139 on 12/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2046, with a market value of $279,752,521	275,000,000	275,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.280%, dated 11/30/2016, to be repurchased at $80,000,622 on 12/1/2016, collateralized by a U.S. Government Agency Obligation with a maturity of 7/20/2046, with a market value of $81,380,222	80,000,000	80,000,000
Agreement with Toronto Dominion Bank, 0.280%, dated 11/30/2016, to be repurchased at $100,000,778 on 12/1/2016, collateralized by U.S. Government Treasury Obligations with various maturities to 11/15/2025, with a market value of $101,648,849	100,000,000	100,000,000

Total Repurchase Agreements		486,179,246

U.S. Government & U.S. Government Agency Obligations - 83.4%

Federal Farm Credit Bank - 9.9%
0.460%, 12/19/2016 (8)	13,500,000	13,500,200
0.470%, 3/30/2017 (8)	3,000,000	3,000,295
0.500%, 4/21/2017	15,000,000	14,995,028
0.510%, 9/1/2017 (8)	15,000,000	15,000,000
0.522%, 4/4/2017 (8)	8,350,000	8,354,469
0.523%, 8/1/2017 (8)	10,000,000	9,997,953
0.533%, 12/1/2016 (8)	5,000,000	5,000,000
0.533%, 12/15/2016 (8)	5,000,000	5,000,033
0.550%, 5/1/2017 (13)	10,000,000	9,976,930
0.555%, 1/8/2018 (8)	4,340,000	4,343,407
0.562%, 12/19/2016 (8)	19,500,000	19,502,008
0.562%, 10/25/2017 (8)	15,000,000	15,000,000
0.565%, 5/8/2017 (8)	5,860,000	5,854,581
0.568%, 7/14/2017 (8)	5,000,000	5,000,638
0.570%, 12/8/2017 (8)	8,000,000	8,008,957
0.578%, 2/13/2017 (8)	14,000,000	14,000,438
0.578%, 9/15/2017 (8)	8,100,000	8,109,222
0.580%, 1/17/2018 (8)	7,995,000	8,000,308
0.580%, 4/9/2018 (8)	2,180,000	2,182,285
0.600%, 4/17/2017 (8)	15,635,000	15,632,784
0.606%, 5/30/2017 (8)	15,000,000	15,011,959
0.610%, 3/8/2017 (8)	7,500,000	7,499,894
0.613%, 11/27/2017 (8)	8,415,000	8,413,313
0.625%, 10/3/2018 (8)	14,000,000	14,004,073
0.626%, 3/29/2017 (8)	5,000,000	5,002,713
0.628%, 8/28/2017 (8)	23,000,000	23,013,145
0.633%, 12/28/2016 (8)	20,800,000	20,802,709
0.646%, 8/29/2017 (8)	17,620,000	17,631,738
0.658%, 11/13/2017 (8)	5,000,000	5,000,000
0.663%, 9/14/2017 (8)	5,000,000	5,005,826
0.732%, 1/25/2018 (8)	3,500,000	3,500,828
0.763%, 3/26/2018 (8)	5,235,000	5,246,284
0.809%, 3/2/2018 (8)	16,000,000	16,031,591
0.854%, 1/26/2018 (8)	12,500,000	12,525,771

		349,149,380

Federal Home Loan Bank - 31.0%
0.160%, 12/2/2016 (13)	22,110,000	22,109,846
0.215%, 12/1/2016 (13)	36,600,000	36,600,000
0.232%, 12/7/2016 (13)	55,000,000	54,997,875
0.249%, 12/13/2016 (13)	20,000,000	19,998,233
0.250%, 12/5/2016 (13)	3,500,000	3,499,903
0.252%, 12/12/2016 (13)	125,000,000	124,990,375
0.270%, 12/6/2016 (13)	50,000,000	49,998,125
0.270%, 12/9/2016 (13)	15,000,000	14,999,100
0.300%, 12/8/2016 (13)	25,000,000	24,998,542
0.390%, 4/17/2017 (8)	25,000,000	25,000,000
0.410%, 2/10/2017 (13)	15,866,000	15,853,171
0.420%, 2/3/2017 (13)	16,400,000	16,387,755
0.435%, 2/21/2017 (13)	20,000,000	19,980,183
0.440%, 2/1/2017 (13)	18,100,000	18,086,284
0.440%, 2/8/2017 (13)	25,000,000	24,978,917
0.444%, 2/22/2017 (13)	35,000,000	34,964,149
0.448%, 1/25/2017 (13)	26,500,000	26,481,842
0.460%, 3/6/2017 (13)	15,000,000	14,981,792
0.466%, 7/12/2017 (8)	20,000,000	20,000,000
0.480%, 3/24/2017 (13)	6,500,000	6,490,207
0.481%, 8/4/2017 (8)	25,000,000	25,000,000
0.487%, 10/10/2017 (8)	23,000,000	23,000,000
0.492%, 4/26/2017 (8)	18,000,000	18,000,000
0.496%, 11/22/2017 (8)	18,800,000	18,797,992
0.500%, 1/17/2017 (8)	5,000,000	5,000,136
0.500%, 4/21/2017 (13)	20,000,000	19,960,833
0.508%, 3/10/2017 (13)	17,000,000	16,976,240
0.508%, 9/15/2017 (8)	17,500,000	17,500,000
0.526%, 2/13/2017 (8)	7,500,000	7,499,851
0.530%, 5/3/2017 (13)	14,100,000	14,068,240
0.536%, 1/13/2017 (8)	5,000,000	5,000,000
0.538%, 1/6/2017 (8)	5,000,000	5,000,000
0.543%, 3/1/2017 (8)	15,000,000	15,007,356
0.543%, 6/1/2017 (8)	5,000,000	5,000,000
0.550%, 12/8/2017 (8)	10,000,000	9,999,488
0.557%, 3/10/2017 (8)	5,000,000	4,999,997
0.564%, 2/24/2017 (8)	5,000,000	4,999,534
0.572%, 8/21/2017 (8)	10,000,000	10,000,000
0.573%, 9/5/2017 (8)	25,390,000	25,416,214
0.575%, 9/7/2017 (8)	10,000,000	10,000,027
0.580%, 7/3/2017 (8)	2,500,000	2,500,000
0.586%, 7/12/2017 (8)	7,500,000	7,500,000
0.588%, 3/23/2018 (8)	25,000,000	25,000,216
0.603%, 12/5/2017 (8)	20,935,000	20,946,103
0.603%, 12/7/2017 (8)	17,535,000	17,554,346
0.605%, 11/3/2017 (8)	10,000,000	10,000,000
0.605%, 11/17/2017 (8)	12,500,000	12,500,000
0.607%, 11/28/2017 (8)	20,725,000	20,724,718
0.619%, 3/24/2017 (8)	10,000,000	10,001,473
0.621%, 8/16/2017 (8)	23,000,000	23,000,000
0.622%, 4/19/2017 (8)	5,000,000	5,000,000
0.633%, 3/26/2018 (8)	18,500,000	18,500,000
0.635%, 10/18/2017 (8)	5,000,000	5,000,000
0.666%, 5/16/2017 (8)	13,000,000	13,000,000
0.669%, 2/24/2017 (8)	10,000,000	10,006,117
0.707%, 11/13/2017 (8)	12,500,000	12,500,610
0.766%, 5/16/2017 (8)	5,000,000	4,999,455
0.791%, 11/6/2017 (8)	4,600,000	4,606,671
0.821%, 2/7/2017 (8)	5,000,000	4,999,862
0.830%, 9/11/2017 (8)	7,500,000	7,499,437
0.833%, 1/13/2017 (8)	4,000,000	4,001,327
0.847%, 8/9/2017 (8)	14,170,000	14,183,971

		1,090,646,513

Federal Home Loan Mortgage Corporation - 13.1%
0.220%, 12/2/2016 (13)	10,000,000	9,999,939
0.250%, 12/5/2016 (13)	15,055,000	15,054,582
0.264%, 12/1/2016 (13)	78,000,000	78,000,000
0.278%, 12/14/2016 (13)	67,895,000	67,888,190
0.285%, 12/6/2016 (13)	99,500,000	99,496,061
0.340%, 4/17/2017 (8)	25,000,000	25,000,000
0.406%, 5/4/2017 (8)	20,000,000	20,000,000
0.440%, 2/7/2017 (13)	25,000,000	24,979,222
0.460%, 2/21/2017 (13)	20,000,000	19,979,045
0.475%, 3/3/2017 (13)	12,000,000	11,985,433
0.510%, 2/15/2017 (13)	18,750,000	18,729,813
0.543%, 1/13/2017 (8)	3,000,000	2,999,801
0.567%, 4/20/2017 (8)	5,800,000	5,802,946
0.578%, 11/13/2017 (8)	27,935,000	27,954,803
0.643%, 4/27/2017 (8)	10,000,000	9,999,156
0.875%, 2/22/2017	17,500,000	17,515,463
1.000%, 3/8/2017	6,000,000	6,008,197

		461,392,651
Federal National Mortgage Association - 15.4%
0.178%, 12/1/2016 (13)	228,929,000	228,929,000
0.180%, 12/2/2016 (13)	200,000,000	199,999,000
0.470%, 4/3/2017 (13)	20,000,000	19,967,883
0.543%, 10/5/2017 (8)	22,765,000	22,783,112
0.545%, 9/8/2017 (8)	3,000,000	2,994,450
0.582%, 7/20/2017 (8)	9,030,000	9,034,135
0.618%, 1/26/2017 (8)	18,655,000	18,657,804
0.807%, 12/20/2017 (8)	30,400,000	30,401,649
0.846%, 1/11/2018 (8)	7,500,000	7,500,000

		540,267,033
U.S. Treasury Bonds & Notes - 14.0%
0.194%, 12/15/2016 (13)	75,000,000	74,993,049
0.233%, 12/8/2016 (13)	200,000,000	199,989,904
0.244%, 12/1/2016 (13)	200,000,000	200,000,000
0.476%, 4/6/2017 (13)	15,000,000	14,975,010

		489,957,963

Total U.S. Government & U.S. Government Agency Obligations		2,931,413,540

Total Investments - 105.7% (at amortized cost)		3,717,592,786
Other Assets and Liabilities - (5.7)%		(200,425,862)

Total Net Assets - 100.0%		$3,517,166,924

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 92.7%

Alabama - 9.4%
Chatom Industrial Development Board:
0.875%, 12/1/2024 (8)	$8,000,000	$8,000,000
0.875%, 8/1/2037 (8)	9,000,000	9,000,000
City of Oxford, 0.700%, 9/1/2041 (8)	12,745,000	12,745,000
Mobile County Industrial Development Authority, 0.500%, 7/15/2032 (8)	5,750,000	5,750,000

		35,495,000
Colorado - 4.6%
Colorado Health Facilities Authority, 0.620%, 1/1/2035 (8)	10,300,000	10,300,000
Tender Option Bond Trust Receipts/Certificates, 0.700%, 12/1/2044 (6) (8)	7,135,000	7,135,000

		17,435,000
Connecticut - 4.0%
State of Connecticut, 0.600%, 1/1/2017 (8)	15,000,000	15,000,000
District of Columbia - 0.0%
District of Columbia, 0.550%, 8/15/2038 (8)	105,000	105,000
Florida - 5.6%
Broward County Educational Facilities Authority, 0.570%, 4/1/2038 (8)	3,000,000	3,000,000
County of Brevard, 0.700%, 10/1/2019 (8)	800,000	800,000
Jacksonville Pollution Control, 0.950%, 12/1/2016	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates, 0.650%, 11/1/2027 (6) (8)	7,400,000	7,400,000

		21,200,000
Georgia - 0.2%
Columbia County Development Authority, 0.650%, 8/1/2018 (8)	700,000	700,000
Illinois - 2.8%
Jackson-Union Counties Regional Port District, 0.580%, 4/1/2024 (8)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.580%, 4/1/2020 (8)	8,075,000	8,075,000

		10,475,000
Indiana - 2.1%
Tender Option Bond Trust Receipts/Certificates, 0.730%, 5/14/2026 (6) (8)	7,770,000	7,770,000
Iowa - 3.6%
Iowa Finance Authority:
0.590%, 6/1/2027 (8)	9,155,000	9,155,000
0.630%, 9/1/2036 (8)	3,200,000	3,200,000
0.640%, 3/1/2022 (8)	1,175,000	1,175,000

		13,530,000
Louisiana - 6.5%
Eclipse Funding Trust, 0.550%, 11/1/2031 (8)	11,500,000	11,500,000
Louisiana Public Facilities Authority, 0.580%, 12/1/2042 (8)	13,000,000	13,000,000

		24,500,000
Massachusetts - 2.6%
RBC Municipal Products, Inc. Trust, 0.750%, 1/3/2017 (8)	10,000,000	10,000,000
Michigan - 5.9%
Michigan Strategic Fund:
0.590%, 6/1/2039 (8)	1,520,000	1,520,000
0.600%, 12/1/2033 (8)	7,100,000	7,100,000
Rib Floater Trust Various States, 0.700%, 7/1/2018 (6) (8)	3,400,000	3,400,000
University of Michigan, 0.490%, 4/1/2042 (8)	10,245,000	10,245,000

		22,265,000

Minnesota - 0.6%
City of Ramsey, 0.750%, 12/1/2023 (8)	2,300,000	2,300,000
Mississippi - 0.8%
Mississippi Business Finance Corp., 0.950%, 5/1/2037 (8)	2,928,000	2,928,000
Missouri - 1.2%
City of St. Louis, 2.000%, 6/1/2017	3,400,000	3,420,158
Greene County Industrial Development Authority, 0.640%, 5/1/2039 (8)	1,085,000	1,085,000

		4,505,158
Nebraska - 0.2%
Nebraska Investment Finance Authority, 0.990%, 9/1/2031 (8)	600,000	600,000
New York - 11.3%
City of New York, 0.590%, 8/1/2024 (8)	7,625,000	7,625,000
Metropolitan Transportation Authority, 0.600%, 11/1/2035 (8)	8,900,000	8,900,000
New York City Transitional Finance Authority, 0.580%, 5/1/2028 (8)	8,000,000	8,000,000
Owego Apalachin Central School District, 2.000%, 2/24/2017	11,912,173	11,944,157
Tender Option Bond Trust Receipts/Certificates, 0.650%, 1/1/2024 (6) (8)	6,000,000	6,000,000

		42,469,157
Ohio - 2.2%
Ohio State Higher Educational Facility Commission, 0.580%, 1/15/2046 (8)	6,250,000	6,250,000
Port of Greater Cincinnati Development Authority:
0.700%, 11/1/2023 (8)	1,675,000	1,675,000
0.700%, 11/1/2025 (8)	315,000	315,000

		8,240,000
South Carolina - 1.3%
South Carolina Jobs-Economic Development Authority, 0.580%, 6/1/2030 (8)	5,000,000	5,000,000
South Dakota - 3.4%
South Dakota Housing Development Authority:
0.710%, 5/1/2048 (8)	6,735,000	6,735,000
0.710%, 11/1/2048 (8)	6,290,000	6,290,000

		13,025,000
Texas - 9.7%
Dallam County Industrial Development Corp., 0.600%, 5/1/2039 (8)	2,800,000	2,800,000
DeSoto Industrial Development Authority, 0.670%, 12/1/2016 (8)	7,050,000	7,050,000
Gulf Coast Industrial Development Authority, 0.480%, 11/1/2041 (8)	10,000,000	10,000,000
Lower Neches Valley Authority Industrial Development Corp., 0.500%, 11/1/2051 (8)	5,600,000	5,600,000
Mission Economic Development Corp., 0.610%, 4/1/2022 (8)	11,000,000	11,000,000

		36,450,000
Washington - 5.6%
Seattle Housing Authority, 0.700%, 6/1/2040 (8)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates:
0.680%, 6/15/2029 (6) (8)	11,320,000	11,320,000
0.680%, 6/15/2033 (6) (8)	6,070,000	6,070,000
Washington State Housing Finance Commission, 0.650%, 7/1/2028 (8)	2,920,000	2,920,000

		21,310,000
West Virginia - 0.3%
Charleston Building Commission, 0.630%, 12/1/2016 (8)	1,095,000	1,095,000
Wisconsin - 8.8%
Burlington Area School District, 1.000%, 9/20/2017	2,000,000	2,001,588
City of Milwaukee, 0.800%, 2/15/2032 (8)	17,500,000	17,500,000
Luxemburg-Casco School District/Brown & Kewaunee Counties, 2.000%, 7/17/2017	3,410,000	3,424,041
Pewaukee School District, 1.000%, 9/27/2017	2,400,000	2,402,927
PMA, 2.000%, 10/20/2017	5,800,000	5,851,845
Wisconsin Health & Educational Facilities Authority, 0.580%, 5/1/2030 (8)	1,955,000	1,955,000

		33,135,401

Total Municipals		349,532,716

Mutual Funds - 7.2%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.240%	12,930,439	12,930,439

Federated Institutional Tax-Free Cash Trust - Institutional Class, 0.440%	14,047,300	14,047,300

Total Mutual Funds		26,977,739

Total Investments - 99.9% (at amortized cost)		376,510,455
Other Assets and Liabilities - 0.1%		454,366

Total Net Assets - 100.0%		$376,964,821

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 23.7%

Banks - 16.5%
Bank of Nova Scotia/Houston:
0.840%, 2/3/2017(8)	$3,500,000	$3,499,875
1.160%, 3/17/2017(8)	2,500,000	2,500,000
Canadian Imperial Bank of Commerce/New York, 0.950%, 1/17/2017 (8)	2,500,000	2,500,000
HSBC Bank USA NA:
0.948%, 1/13/2017(8)	2,500,000	2,500,000
0.998%, 2/15/2017(8)	2,500,000	2,500,000
1.002%, 12/16/2016(8)	7,500,000	7,500,000
1.072%, 3/20/2017(8)	2,500,000	2,500,000
1.426%, 8/4/2017(8)	1,250,000	1,250,000
Nordea Bank Finland PLC/New York, 1.254%, 6/16/2017 (8)	2,500,000	2,500,000
Skandinaviska Enskilda Banken AB:
1.022%, 4/19/2017(8)	2,500,000	2,500,000
1.138%, 2/13/2017(8)	2,000,000	2,000,000
State Street Bank & Trust Co.:
0.888%, 12/13/2016(8)	2,500,000	2,500,000
0.980%, 2/3/2017(8)	5,000,000	5,000,000
0.987%, 3/10/2017(8)	2,500,000	2,500,000
1.278%, 4/13/2017(8)	2,500,000	2,500,000
Swedbank/New York, 0.410%, 12/5/2016	15,000,000	15,000,000
Toronto Dominion Bank:
0.992%, 2/16/2017(8)	2,500,000	2,500,000
1.075%, 11/20/2017(8)	2,000,000	2,000,000
1.122%, 4/20/2017(8)	2,500,000	2,500,000
1.324%, 7/12/2017(8)	2,000,000	2,000,000
Wells Fargo Bank NA:
0.988%, 1/11/2017(8)	2,500,000	2,500,000
0.988%, 2/13/2017(8)	2,500,000	2,500,000
1.004%, 5/3/2017(8)	2,250,000	2,250,000
1.261%, 11/16/2017(8)	1,850,000	1,850,000
Westpac Banking Corp., 1.241%, 2/6/2017 (8)	2,000,000	2,000,283

		79,350,158
European Time Deposit - 7.2%
DNB NOR Bank ASA Cayman, 0.300%, 12/1/2016	17,500,000	17,500,000
Svenska Handelsbanken, Inc., 0.300%, 12/1/2016	17,500,000	17,500,000

		35,000,000

Total Certificates of Deposit		114,350,158

Commercial Paper - 42.9%

Asset-Backed Securities - 24.8%
Atlantic Asset Securitization LLC:
0.300%, 12/1/2016(6)(13)	10,000,000	10,000,000
0.550%, 12/6/2016(6)(13)	2,500,000	2,499,809
1.070%, 2/6/2017(6)(13)	2,500,000	2,495,022
Chariot Funding LLC:
0.976%, 1/20/2017(6)(8)	5,000,000	5,000,000
1.000%, 1/11/2017(6)(13)	5,000,000	4,994,306
Chesham Finance Ltd., 0.440%, 12/1/2016 (6) (13)	18,000,000	18,000,000
Liberty Street Funding LLC:
0.350%, 12/1/2016(6)(13)	10,000,000	10,000,000
0.900%, 12/12/2016(6)(13)	2,000,000	1,999,450

Manhattan Asset Funding Co.:
0.570%, 12/5/2016 (6) (13)	2,500,000	2,499,842
0.600%, 12/14/2016 (6) (13)	2,000,000	1,999,567
0.925%, 12/21/2016 (6) (8)	2,500,000	2,500,000
0.936%, 3/1/2017 (6) (8)	2,500,000	2,500,000
1.068%, 1/17/2017 (6) (8)	2,500,000	2,500,000
Old Line Funding LLC:
0.955%, 1/9/2017 (6) (8)	2,500,000	2,500,000
0.958%, 1/13/2017 (6) (8)	2,500,000	2,500,000
0.972%, 5/16/2017 (6) (8)	2,500,000	2,500,000
1.046%, 2/22/2017 (6) (8)	2,500,000	2,500,000
1.058%, 1/23/2017 (6) (8)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
0.600%, 12/8/2016 (6) (13)	3,000,000	2,999,650
0.650%, 12/14/2016 (6) (13)	5,000,000	4,998,826
0.650%, 12/15/2016 (6) (13)	5,000,000	4,998,736
0.650%, 12/28/2016 (6) (13)	2,500,000	2,498,781
Thunder Bay Funding LLC:
0.882%, 12/16/2016 (6) (8)	3,500,000	3,500,000
0.953%, 1/6/2017 (6) (8)	2,500,000	2,500,000
0.958%, 5/15/2017 (6) (8)	2,500,000	2,500,000
1.016%, 4/20/2017 (6) (8)	2,500,000	2,500,000
Victory Receivables Corp.:
0.478%, 12/6/2016 (6) (13)	7,500,000	7,499,510
0.570%, 12/7/2016 (6) (13)	6,000,000	5,999,430

		119,482,929
Automobiles - 2.6%
Toyota Motor Credit Corp., 0.960%, 1/27/2017 (8)	5,000,000	5,000,000
Toyota Motor Credit Corp.:
0.972%, 3/13/2017 (8)	2,500,000	2,500,000
1.045%, 8/3/2017 (8)	2,500,000	2,500,000
1.053%, 3/31/2017 (8)	2,500,000	2,500,000

		12,500,000
Biotechnology - 2.1%
Roche Holdings, Inc., 0.390%, 12/7/2016 (6) (13)	10,000,000	9,999,350
Diversified Financial Services - 2.6%
JP Morgan Securities LLC:
1.053%, 4/26/2017 (8)	2,000,000	2,000,000
1.198%, 7/10/2017 (8)	2,500,000	2,500,000
National Rural Utilities:
0.440%, 12/2/2016 (13)	3,000,000	2,999,963
0.470%, 12/6/2016 (13)	5,000,000	4,999,674

		12,499,637
Foreign Banks - 6.5%
Commonwealth Bank of Australia:
0.933%, 1/9/2017 (6) (8)	2,000,000	2,000,000
0.987%, 3/10/2017 (6) (8)	2,500,000	2,500,000
1.134%, 6/19/2017 (6) (8)	2,500,000	2,500,000
1.244%, 1/27/2017 (6) (8)	2,500,000	2,500,242
National Australia Bank, Ltd., 1.085%, 2/8/2017 (6) (8)	2,500,000	2,500,000
Natixis, NY Branch, 0.310%, 12/1/2016 (13)	15,000,000	15,000,000
Suncorp Metway Ltd., 1.050%, 3/14/2017 (6) (13)	2,000,000	1,993,992
Westpac Banking Corp., 1.232%, 10/20/2017 (6) (8)	2,500,000	2,500,000

		31,494,234
Life Insurance - 0.6%
MetLife Short Term Funding LLC, 0.500%, 12/5/2016 (6) (13)	3,000,000	2,999,833
Machinery Manufacturing - 0.7%
Caterpillar Financial Service Corp., 0.520%, 12/12/2016 (6) (13)	3,500,000	3,499,444
Retail - 1.6%
Wal-Mart Stores, Inc., 0.400%, 12/1/2016 (6) (13)	7,500,000	7,500,000
Software & Services - 1.0%
Microsoft Corp., 0.530%, 12/19/2016 (6) (13)	4,550,000	4,548,794

Winding Up Agencies - 0.4%
Erste Abwicklungsanstalt, 1.000%, 2/3/2017 (6) (13)	2,000,000	1,996,445

Total Commercial Paper		206,520,666

Municipals - 15.0%
Colorado - 1.0%
Colorado Housing & Finance Authority, 0.570%, 10/1/2036 (8)	5,000,000	5,000,000
Connecticut - 1.9%
Connecticut State Health & Educational Facility Authority, 0.450%, 7/1/2036 (8)	8,965,000	8,965,000
Maryland - 0.5%
Maryland Economic Development Corp., 0.560%, 2/15/2043 (8)	2,395,000	2,395,000
Michigan - 1.2%
University of Michigan, 0.480%, 12/1/2024 (8)	5,550,000	5,550,000
Mississippi - 1.5%
County of Jackson, 0.520%, 6/1/2023 (8)	7,000,000	7,000,000
Ohio - 1.1%
Ohio State University, 0.520%, 6/1/2035 (8)	5,350,000	5,350,000
Tennessee - 2.3%
Johnson City Health & Educational Facilities Board, 0.650%, 8/15/2043 (8)	11,075,000	11,075,000
Texas - 1.6%
Gulf Coast Industrial Development Authority, 0.480%, 11/1/2041 (8)	7,780,000	7,780,000
Virginia - 1.7%
Loudoun County Economic Development Authority, 0.560%, 2/15/2038 (8)	8,250,000	8,250,000
Wyoming - 2.2%
County of Uinta, 0.520%, 8/15/2020 (8)	10,685,000	10,685,000

Total Municipals		72,050,000

Mutual Funds - 7.3%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.240%	17,500,000	17,500,000
Invesco Government & Agency Portfolio - Institutional Class, 0.290%	17,500,000	17,500,000

Total Mutual Funds		35,000,000

Repurchase Agreements - 11.1%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 11/30/2016, to be repurchased at $8,394,098 on 12/1/2016, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/30/2020, with a market value of $8,564,678	$8,394,091	8,394,091
Agreement with Goldman Sachs Group, Inc., 0.280%, dated 11/30/2016, to be repurchased at $45,000,350 on 12/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2045, with a market value of $45,777,126	45,000,000	45,000,000

Total Repurchase Agreements		53,394,091
Total Investments - 100.0% (at amortized cost)		481,314,915
Other Assets and Liabilities - 0.0%		(71,201)

Total Net Assets - 100.0%		$481,243,714

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 22.8%

Banks - 22.8%
Bank of Nova Scotia/Houston:
0.840%, 2/3/2017 (8)	$3,500,000	$3,501,027
1.142%, 6/21/2017 (8)	2,500,000	2,499,919
1.160%, 3/17/2017 (8)	1,500,000	1,501,308
Canadian Imperial Bank of Commerce/New York, 0.950%, 1/17/2017 (8)	3,500,000	3,501,999
Credit Suisse AG/New York:
0.975%, 12/5/2016 (8)	4,500,000	4,500,359
1.475%, 6/12/2017 (8)	5,000,000	5,007,509
HSBC Bank USA NA:
0.948%, 1/13/2017 (8)	3,500,000	3,501,909
0.998%, 2/15/2017 (8)	3,500,000	3,502,792
1.032%, 7/5/2017 (8)	2,500,000	2,499,327
1.072%, 3/20/2017 (8)	3,500,000	3,503,179
1.426%, 8/4/2017 (8)	1,225,000	1,227,522
Nordea Bank Finland PLC/New York, 1.254%, 6/16/2017 (8)	3,500,000	3,505,416
Skandinaviska Enskilda Banken AB:
1.022%, 4/19/2017 (8)	2,500,000	2,501,555
1.138%, 2/13/2017 (8)	2,000,000	2,002,214
State Street Bank & Trust Co.:
0.888%, 12/13/2016 (8)	4,000,000	4,000,663
0.987%, 3/10/2017 (8)	2,500,000	2,501,961
1.068%, 1/23/2017 (8)	2,100,000	2,101,583
1.278%, 4/13/2017 (8)	2,500,000	2,503,860
Svenska Handelsbanken, Inc.:
1.022%, 2/21/2017 (8)	2,500,000	2,501,939
1.253%, 8/1/2017 (8)	2,200,000	2,203,926
Swedbank/New York, 0.410%, 12/5/2016	10,000,000	10,000,003
Toronto Dominion Bank:
1.075%, 11/20/2017 (8)	2,000,000	2,000,885
1.122%, 4/20/2017 (8)	2,500,000	2,502,480
1.320%, 5/23/2017 (8)	2,000,000	2,002,957
1.324%, 7/12/2017 (8)	3,000,000	3,005,785
UBS AG Stamford, 0.938%, 12/14/2016 (8)	4,000,000	4,000,786
Wells Fargo Bank NA:
0.890%, 12/12/2016	3,000,000	3,000,463
0.988%, 1/11/2017 (8)	2,500,000	2,501,427
0.988%, 2/13/2017 (8)	2,500,000	2,501,941
1.004%, 5/3/2017 (8)	2,250,000	2,250,035
1.235%, 6/6/2017 (8)	3,000,000	3,003,097
1.261%, 11/16/2017 (8)	1,850,000	1,850,917
Westpac Banking Corp., 1.241%, 2/6/2017 (8)	3,000,000	3,003,348

Total Certificates of Deposit (identified cost $100,126,793)		100,194,091

Commercial Paper - 41.6%
Asset-Backed Securities - 22.9%
Atlantic Asset Securitization LLC:
0.300%, 12/1/2016(6) (13)	10,000,000	9,999,876
0.550%, 12/6/2016(6) (13)	2,500,000	2,499,804
1.070%, 2/6/2017(6) (13)	2,500,000	2,496,326
Chesham Finance Ltd., 0.440%, 12/1/2016 (6) (13)	17,000,000	16,999,789
Liberty Street Funding LLC:
0.900%, 12/12/2016 (6) (13)	3,000,000	2,999,500
0.910%, 12/5/2016 (6) (13)	4,000,000	3,999,742

Manhattan Asset Funding Co.:
0.570%, 12/5/2016 (6) (13)	2,500,000	2,499,839
0.925%, 12/21/2016 (6) (8)	5,000,000	5,001,448
0.936%, 3/1/2017 (6) (8)	2,500,000	2,500,000
1.068%, 1/17/2017 (6) (8)	3,000,000	3,002,195
Old Line Funding LLC:
0.900%, 12/15/2016 (6) (13)	2,020,000	2,019,592
0.955%, 1/9/2017 (6) (8)	2,500,000	2,501,336
0.958%, 1/13/2017 (6) (8)	2,500,000	2,501,406
0.972%, 5/16/2017 (6) (8)	2,500,000	2,500,503
1.058%, 1/23/2017 (6) (8)	2,500,000	2,498,385
Regency Markets No. 1 LLC:
0.625%, 12/8/2016 (6) (13)	5,500,000	5,499,413
0.650%, 12/14/2016 (6) (13)	5,000,000	4,999,008
0.650%, 12/28/2016 (6) (13)	2,500,000	2,498,861
Thunder Bay Funding LLC:
0.882%, 12/16/2016 (6) (8)	3,500,000	3,500,686
0.953%, 1/6/2017 (6) (8)	2,500,000	2,499,989
0.958%, 5/15/2017 (6) (8)	2,500,000	2,500,421
1.016%, 4/20/2017 (6) (8)	2,500,000	2,499,953
Victory Receivables Corp.:
0.478%, 12/6/2016 (6) (13)	7,500,000	7,499,413
0.570%, 12/7/2016 (6) (13)	2,500,000	2,499,769
0.600%, 12/16/2016 (6) (13)	2,832,000	2,831,343

		100,848,597
Automobiles - 3.1%
Toyota Motor Credit Corp.:
0.953%, 3/3/2017 (8)	5,000,000	5,003,642
0.972%, 3/13/2017 (8)	3,500,000	3,502,471
1.045%, 8/3/2017 (8)	2,500,000	2,500,880
1.053%, 3/31/2017 (8)	2,500,000	2,502,303

		13,509,296
Consumer Products - 2.7%
Colgate Palmolive Co., 0.330%, 12/5/2016 (6) (13)	12,000,000	11,999,476
Diversified Financial Services - 2.9%
JP Morgan Securities LLC:
1.053%, 4/26/2017 (8)	2,000,000	2,001,044
1.198%, 7/10/2017 (8)	2,500,000	2,502,788
National Rural Utilities:
0.440%, 12/2/2016 (13)	3,000,000	2,999,933
0.470%, 12/6/2016 (13)	5,000,000	4,999,656

		12,503,421
Foreign Banks - 5.8%
Commonwealth Bank of Australia:
0.933%, 1/9/2017 (6) (8)	3,000,000	3,001,549
0.987%, 3/10/2017 (6) (8)	2,500,000	2,501,961
1.134%, 6/19/2017 (6) (8)	2,500,000	2,501,611
1.244%, 1/27/2017 (6) (8)	2,500,000	2,502,554
National Australia Bank, Ltd., 1.085%, 2/8/2017 (6) (8)	2,400,000	2,402,333
Nordea Bank AB, 0.900%, 1/4/2017 (6) (13)	2,000,000	1,998,872
Suncorp Metway Ltd.:
1.050%, 1/17/2017 (6) (13)	1,500,000	1,498,438
1.050%, 3/14/2017 (6) (13)	2,000,000	1,994,292
1.130%, 1/23/2017 (6) (13)	2,500,000	2,496,951
Westpac Banking Corp.:
0.870%, 12/19/2016 (6) (13)	2,250,000	2,249,422
1.232%, 10/20/2017 (6) (8)	2,500,000	2,501,806

		25,649,789
Machinery Manufacturing - 0.8%
Caterpillar Financial Service Corp., 0.520%, 12/12/2016 (6) (13)	3,500,000	3,499,557
Software & Services - 1.7%
IBM Corp., 0.380%, 12/1/2016 (6) (13)	3,470,000	3,469,971

Microsoft Corp., 0.530%, 12/19/2016 (6) (13)	4,000,000	3,999,139

		7,469,110
Utilities - 1.7%
Florida Power & Light Co., 0.570%, 12/7/2016 (13)	7,500,000	7,499,030

Total Commercial Paper (identified cost $182,942,445)		182,978,276

Municipals - 17.7%

Connecticut - 2.0%
Connecticut State Health & Educational Facility Authority, 0.450%, 7/1/2036 (8)	8,700,000	8,700,000
Maryland - 1.1%
Maryland Economic Development Corp., 0.560%, 2/15/2043 (8)	5,000,000	5,000,000
Massachusetts - 1.8%
Massachusetts Health & Educational Facilities Authority, 0.430%, 11/1/2049 (8)	8,045,000	8,045,000
Michigan - 1.7%
University of Michigan, 0.480%, 12/1/2024 (8)	7,600,000	7,600,000
Mississippi - 1.5%
County of Jackson, 0.520%, 6/1/2023 (8)	6,500,000	6,500,000
North Carolina - 0.3%
County of Guilford, 0.530%, 3/1/2025 (8)	1,425,000	1,425,000
Ohio - 1.2%
Ohio State University, 0.520%, 6/1/2035 (8)	5,350,000	5,350,000
Texas - 2.6%
Gulf Coast Industrial Development Authority, 0.480%, 11/1/2041 (8)	11,400,000	11,400,000
Utah - 1.0%
County of Weber, 0.540%, 2/15/2035 (8)	4,500,000	4,500,000
Virginia - 1.9%
Loudoun County Economic Development Authority, 0.560%, 2/15/2038 (8)	8,250,000	8,250,000
Wyoming - 2.6%
County of Uinta, 0.520%, 8/15/2020 (8)	11,255,000	11,255,000

Total Municipals (identified cost $78,025,000)		78,025,000

Mutual Funds - 6.5%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.240%	11,765,849	11,765,849
Invesco Government & Agency Portfolio - Institutional Class, 0.290%	17,079,428	17,079,428

Total Mutual Funds (identified cost $28,845,277)		28,845,277

Repurchase Agreements - 11.4%
Agreement with Goldman Sachs Group, Inc., 0.280%, dated 11/30/2016, to be repurchased at $30,000,233 on 12/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2046, with a market value of $30,513,643	$30,000,000	30,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.280%, dated 11/30/2016, to be repurchased at $20,000,156 on 12/1/2016, collateralized by a U.S. Government Agency Obligation with a maturity of 7/20/2046, with a market value of $20,338,310	20,000,000	20,000,000

Total Repurchase Agreements (identified cost $50,000,000)		50,000,000

Total Investments - 100.0% (identified cost $439,939,515)		440,042,644
Other Assets and Liabilities - 0.0%		(136,160)

Total Net Assets - 100.0%		$439,906,484

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2016. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2016. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2016 these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$8,686,565	66.16%
Alternative Strategies Fund
Long	3,480,275	3.32
Short	926,260	0.88
Global Long/Short Equity Fund
Long	21,060	0.49
Short	49,166	1.14
Ultra Short Tax-Free Fund	61,580,477	9.96
Short Tax-Free Fund	7,863,780	4.48
Short-Term Income Fund	31,550,853	11.15
Intermediate Tax-Free Fund	34,826,093	2.01
Mortgage Income Fund	7,795,303	7.79
TCH Intermediate Income Fund	6,268,853	8.15
TCH Corporate Income Fund	24,265,570	12.16
TCH Core Plus Bond Fund	48,388,885	5.10
Monegy High Yield Bond Fund	19,082,885	37.13
Tax-Free Money Market Fund	49,095,000	13.02
Prime Money Market Fund	166,521,029	34.60
Institutional Prime Money Market	149,466,529	33.98

(7)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(8)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2016.

(9)	Purchased on a when-issued or delayed delivery basis.

(10)	All or a portion of this security is segregated as collateral for securities sold short.

(11)	Issue is in default or bankruptcy.

(12)	Interest on these securities is not reasonably expected to be received and the Fund has ceased accruing for the additional income.

(13)	Each issue shows the rate of the discount at the time of purchase.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(15)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(16)	Securities have redemption features that may delay redemption beyond seven days.

(17)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 3.01%, as calculated based upon total portfolio market value.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
EAFE	-	Europe, Australasia and Far East
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MSCI	-	Morgan Stanley Capital International
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2016, the Corporation consisted of 44 portfolios, including 29 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios which are disclosed, with Notes to Schedules of Investments, separately within this quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund (1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at November 30, 2016 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$221,093,149		$15,608,937	$(4,514,343)	$11,094,594
Dividend Income Fund	151,959,230		23,158,864	(1,415,054)	21,743,810
Large Cap Value Fund	422,582,597		51,765,145	(5,571,116)	46,194,029
Large-Cap Growth Fund	341,183,706		50,249,677	(6,793,020)	43,456,657
Mid-Cap Value Fund	318,808,156		25,285,018	(2,709,026)	22,575,992
Mid-Cap Growth Fund	167,007,743		11,363,171	(4,700,689)	6,662,482
Small-Cap Value Fund	94,430,835		8,475,527	(1,578,233)	6,897,294
Small-Cap Core Fund	21,422,858		2,596,996	(455,421)	2,141,575
Small-Cap Growth Fund	387,857,439		17,519,881	(14,815,138)	2,704,743
Global Low Volatility Equity Fund	55,921,228		3,127,923	(1,632,562)	1,495,361
Disciplined International Equity Fund	71,414,884		3,536,516	(4,389,045)	(852,529)
Pyrford International Stock Fund	647,950,198		40,521,770	(71,507,936)	(30,986,166)
LGM Emerging Markets Equity Fund	133,286,326		16,266,214	(10,322,663)	5,943,551
TCH Emerging Markets Bond Fund	14,327,136		180,632	(518,514)	(337,882)
Alternative Strategies Fund	104,215,835		5,883,865	(2,026,291)	3,857,574
Global Long-Short Equity Fund	5,513,519		513,311	(197,555)	315,756
Ultra Short Tax-Free Fund	615,103,524		387,543	(1,404,680)	(1,017,137)
Short Tax-Free Fund	175,177,829		537,718	(1,583,150)	(1,045,432)
Short-Term Income Fund	357,544,778		1,368,096	(863,358)	504,738
Intermediate Tax-Free Fund	1,702,982,409		36,211,884	(22,238,560)	13,973,324
Mortgage Income Fund	98,899,720		1,723,490	(694,688)	1,028,802
TCH Intermediate Income Fund	97,050,193		827,082	(584,144)	242,938
TCH Corporate Income Fund	228,936,790		2,382,758	(5,341,232)	(2,958,474)
TCH Core Plus Bond Fund	1,178,669,029		10,470,778	18,675,792	29,146,570
Monegy High Yield Bond Fund	49,296,333		1,776,205	(579,198)	1,197,007
Government Money Market Fund	3,517,166,924	*
Tax-Free Money Market Fund	376,964,821	*
Prime Money Market Fund	481,243,714	*
Institutional Prime Money Market Fund	439,906,484	*
*	- at amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2016:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261%	$27,348,356

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity	$1,807,861	$1,931,219
Disciplined International Equity	2,203,527	2,356,471
Pyrford International Stock	16,146,880	16,934,585
LGM Emerging Markets Equity	4,711,780	4,960,443
TCH Emerging Markets Bond	960,606	985,850
Global Long/Short Equity	169,432	179,788

Total	$26,000,086	$27,348,356

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2016 (1):

Description	Value
Atlantic Asset Securitization LLC, 1.043%, 2/3/2017 (3)	$7,476,383
Atlantic Asset Securitization LLC, 1.074%, 2/6/2017 (3)	7,475,256
Atlantic Asset Securitization LLC, 1.248%, 3/6/2017 (3)	4,969,000
Australia & New Zealand Banking Group Ltd., 1.153%, 4/7/2017 (2)	6,500,000
Bank of Nova Scotia, 0.850%, 2/3/2017 (2)	7,252,132
Bank of Nova Scotia, 1.142%, 6/21/2017 (2)	5,005,375
Bank of Nova Scotia, 1.160%, 3/17/2017 (2)	5,155,881
BlackRock Liquidity Funds FedFund Portfolio, 0.321%	4,987,535
BMO Government Money Market Fund, 0.160%	56,000,000
BMO Institutional Prime Money Market Fund, 0.480%	310,062,000
Canadian Imperial Bank of Commerce, 0.950%, 1/17/2017 (2)	6,003,426
Canadian Imperial Bank of Commerce, 1.138%, 2/10/2017 (2)	4,004,360
Chariot Funding LLC, 1.007%, 1/11/2017 (3)	4,962,917
Chariot Funding LLC, 1.012%, 1/20/2017 (2)	5,000,000
Chariot Funding LLC, 1.105%, 5/18/2017 (2)	2,500,000
Commonwealth Bank of Australia, 0.933%, 1/9/2017 (2)	5,000,000
Commonwealth Bank of Australia, 0.987%, 3/10/2017 (2)	5,000,000
Commonwealth Bank of Australia, 1.142%, 6/19/2017 (2)	5,000,000
Commonwealth Bank of Australia, 1.184%, 1/27/2017 (2)	5,005,110
Connecticut State Health and Educational Facilities , 0.440%, 12/1/2016 (2)	20,000,000
Cooperative Rabobank U.A, 1.062%, 4/24/2017 (2)	6,003,720
County of Uinta, 0.520%, 12/2/2016 (2)	23,000,000
DNB ASA, 0.420%, 12/6/2016 (3)	24,997,958
DNB ASA, 1.042%, 4/25/2017 (2)	5,503,009
Erste Abwicklungsanstalt, 0.982%, 2/21/2017 (2)	7,250,000
Gulf Coast Industrial Development Authority, 0.480%, 12/1/2016 (2)	29,100,000
HSBC Bank, PLC, 0.948%, 1/13/2017 (2)	5,002,780
HSBC Bank, PLC, 0.998%, 2/15/2017 (2)	5,004,090
HSBC Bank, PLC, 1.002%, 12/16/2016 (2)	5,001,245
HSBC Bank, PLC, 1.032%, 7/5/2017 (2)	5,698,700
HSBC Bank, PLC, 1.072%, 3/20/2017 (2)	5,004,690
HSBC Bank, PLC, 1.304%, 5/4/2017 (2)	5,306,869
HSBC Bank, PLC, 1.426%, 8/4/2017 (2)	2,505,193

JP Morgan Securities LLC, 1.053%, 4/26/2017 (2)	5,000,000
JP Morgan Securities LLC, 1.198%, 7/10/2017 (2)	6,500,000
Liberty Street Funding LLC, 0.580%, 12/15/2016 (3)	9,995,167
Liberty Street Funding LLC, 0.904%, 12/12/2016 (3)	5,972,700
Liberty Street Funding LLC, 0.942%, 2/22/2017 (3)	4,988,903
Loudoun County Virginia Industrial Development Authority, 0.560%, 12/2/2016 (2)	11,030,000
Manhattan Asset Funding Co., 0.58%, 12/5/2016 (3)	9,995,489
Manhattan Asset Funding Co., 0.936%, 3/1/2017 (2)	7,500,000
Manhattan Asset Funding Co., 0.962%, 12/21/2016 (2)	4,000,000
Manhattan Asset Funding Co., 1.132%, 5/22/2017 (2)	7,000,000
Metlife Short Term Funding LLC, 0.470%, 12/1/2016 (3)	9,997,781
National Australia Bank Ltd., 1.090%, 2/8/2017 (2)	5,500,000
Nordea Bank, 1.073%, 3/1/2017 (2)	5,005,430
Nordea Bank, 1.254%, 6/16/2017 (2)	5,007,735
Nordea Bank, 1.284%, 4/26/2017 (2)	8,162,551
Old Line Funding LLC, 0.955%, 1/9/2017 (2)	5,000,000
Old Line Funding LLC, 0.958%, 1/13/2017 (2)	5,000,000
Old Line Funding LLC, 0.972%, 5/16/2017 (2)	5,000,000
Old Line Funding LLC, 1.046%, 2/22/2017 (2)	7,500,000
Old Line Funding LLC, 1.058%, 1/23/2017 (2)	5,000,000
Old Line Funding LLC, 1.127%, 3/15/2017 (2)	6,500,000
Praxair, Inc., 0.450%, 12/6/2016 (3)	14,996,063
Regency Markets LLC, 0.650%, 12/14/2016 (3)	9,994,583
Regency Markets LLC, 0.650%, 12/28/2016 (3)	4,997,472
Regency Markets LLC, 0.650%, 12/8/2016 (3)	23,488,587
Skandinaviska Enskilda Banken AB, 1.022%, 4/19/2017 (2)	6,754,199
Skandinaviska Enskilda Banken AB, 1.138%, 2/13/2017 (2)	5,005,535
State Street Bank & Trust Co., 0.888%, 12/13/2016 (2)	5,000,830
State Street Bank & Trust Co., 0.980%, 2/3/2017 (2)	5,003,840
State Street Bank & Trust Co., 0.987%, 3/10/2017 (2)	5,003,920
State Street Bank & Trust Co., 1.278%, 4/13/2017 (2)	5,007,720
Suncorp Metway Ltd., 1.053%, 3/23/2017 (3)	4,983,521
Suncorp Metway Ltd., 1.054%, 3/14/2017 (3)	7,473,750
Suncorp Metway Ltd., 1.146%, 1/17/2017 (3)	12,432,028
Suncorp Metway Ltd., 1.196%, 2/7/2017 (3)	4,975,539
Suncorp Metway Ltd., 1.227%, 2/16/2017 (3)	4,972,381
Svenska Handelsbaken, 1.020%, 1/17/2017 (2)	5,003,240
Svenska Handelsbaken, 1.022%, 2/21/2017 (2)	7,505,910
Svenska Handelsbaken, 1.085%, 5/18/2017 (2)	5,005,485
Svenska Handelsbaken, 1.252%, 8/1/2017 (2)	5,284,738
Thunder Bay Funding, LLC, 0.882%, 12/16/2016 (2)	3,750,000
Thunder Bay Funding, LLC, 0.938%, 2/9/2017 (2)	7,500,000
Thunder Bay Funding, LLC, 0.953%, 1/6/2017 (2)	5,000,000
Thunder Bay Funding, LLC, 0.958%, 3/15/2017 (2)	5,456,660
Thunder Bay Funding, LLC, 0.958%, 5/15/2017 (2)	7,500,000
Thunder Bay Funding, LLC, 1.052%, 4/20/2017 (2)	5,000,000
Toronto Dominion Bank, 0.992%, 2/16/2017 (2)	5,003,990
Toronto Dominion Bank, 1.075%, 11/20/2017 (2)	5,002,210
Toronto Dominion Bank, 1.122%, 4/20/2017 (2)	5,005,020
Toronto Dominion Bank, 1.280%, 10/17/2017 (2)	5,010,320
Toronto Dominion Bank, 1.324%, 7/12/2017 (2)	5,009,675
Toyota Motor Credit Corp., 0.948%, 1/6/2017 (2)	8,000,000
Toyota Motor Credit Corp., 0.953%, 3/3/2017 (2)	5,000,000
Toyota Motor Credit Corp., 0.960%, 1/27/2017 (2)	5,000,000
Toyota Motor Credit Corp., 0.972%, 3/13/2017 (2)	5,000,000
Toyota Motor Credit Corp., 1.045%, 8/3/2017 (2)	7,500,000
Toyota Motor Credit Corp., 1.053%, 3/31/2017 (2)	5,000,000
Victory Receivables Corp., 0.480%, 12/2/2016 (3)	14,999,200
Victory Receivables Corp., 0.570%, 12/7/2016 (3)	9,996,358
Victory Receivables Corp., 0.580%, 12/6/2016 (3)	9,995,489
Victory Receivables Corp., 0.580%, 12/9/2016 (3)	7,498,969
Victory Receivables Corp., 1.003%, 12/12/2016 (3)	4,986,667
Wal-Mart Stores, Inc., 0.400%, 12/6/2016 (3)	13,046,810
Wells Fargo Bank, 0.988%, 1/11/2017 (2)	5,002,905
Wells Fargo Bank, 0.988%, 2/13/2017 (2)	5,003,975
Wells Fargo Bank, 1.004%, 5/3/2017 (2)	6,500,345
Wells Fargo Bank, 1.261%, 11/16/2017 (2)	5,002,705
Westpac Banking Corp., 1.028%, 12/1/2016 (3)	4,962,458
Westpac Banking Corp., 1.206%, 3/3/2017 (2)	5,007,130
Westpac Banking Corp., 1.232%, 10/20/2017 (2)	6,000,000
Westpac Banking Corp., 1.241%, 2/6/2017 (2)	5,005,580
Other	43,717

Total	$1,087,072,905

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity	$74,928,521	$76,819,204
Dividend Income	55,664,105	57,068,686
Large-Cap Value	151,235,866	155,052,024
Large-Cap Growth	116,713,930	119,658,991
Mid-Cap Value	109,975,803	112,750,840
Mid-Cap Growth	53,456,328	54,805,200
Small-Cap Value	32,604,289	33,426,998
Small-Cap Core	7,493,796	7,682,888
Small-Cap Growth	120,238,972	123,272,981
Short-Term Income	70,959,685	72,750,222
TCH Intermediate Income	20,370,032	20,884,032
TCH Corporate Income	27,726,463	28,426,089
TCH Core Plus Bond	218,949,951	224,474,750

Total	$1,060,317,741	$1,087,072,905

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2016.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2016.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$152,577,904	$—	$—	$152,577,904
Short-Term Investments	2,790,635	76,819,204	—	79,609,839

Total	$155,368,539	$76,819,204	$—	$232,187,743

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$114,612,754	$—	$—	$114,612,754
Short-Term Investments	2,021,600	57,068,686	—	59,090,286

Total	$116,634,354	$57,068,686	$—	$173,703,040

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$310,380,466	$—	$—	$310,380,466
Short-Term Investments	3,344,136	155,052,024	—	158,396,160

Total	$313,724,602	$155,052,024	$—	$468,776,626

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$260,559,266	$—	$—	$260,559,266
Short-Term Investments	4,422,106	119,658,991	—	124,081,097

Total	$264,981,372	$119,658,991	$—	$384,640,363

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$222,291,133	$—	$—	$222,291,133
Short-Term Investments	6,342,175	112,750,840	—	119,093,015

Total	$228,633,308	$112,750,840	$—	$341,384,148

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$115,703,801	$—	$—	$115,703,801
Short-Term Investments	3,161,224	54,805,200	—	57,966,424

Total	$118,865,025	$54,805,200	$—	$173,670,225

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$65,836,954	$—	$—	$65,836,954
Short-Term Investments	2,064,177	33,426,998	—	35,491,175

Total	$67,901,131	$33,426,998	$—	$101,328,129

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$15,613,996	$—	$—	$15,613,996
Short-Term Investments	267,548	7,682,888	—	7,950,436

Total	$15,881,544	$7,682,888	$—	$23,564,432

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$265,161,606	$—	$—	$265,161,606
Short-Term Investments	2,127,595	123,272,981	—	125,400,576

Total	$267,289,201	$123,272,981	$—	$390,562,182

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$54,602,166	$—	$—	$54,602,166
Short-Term Investments	2,814,423	—	—	2,814,423

Total	$57,416,589	$—	$—	$57,416,589

Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$55,275,560	$—	$—	$55,275,560
Exchange Traded Funds	6,374,842	—	—	6,374,842
Short-Term Investments	3,766,301	—	—	3,766,301

Total	$65,416,703	$—	$—	$65,416,703

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$567,541,703	$—	$—	$567,541,703
Preferred Stocks(1)	9,098,816	—	—	9,098,816
Short-Term Investments	40,323,513	—	—	40,323,513

Total	$616,964,032	$—	$—	$616,964,032

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$125,249,234	$—	$—	$125,249,234
Participation Notes	—	3,906,526	—	3,906,526
Short-Term Investments	10,074,117	—	—	10,074,117

Total	$135,323,351	$3,906,526	$—	$139,229,877

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$6,855,404	$—	$6,855,404
International Bonds	—	5,212,310	—	5,212,310
Short-Term Investments	1,921,540	—	—	1,921,540

Total	$1,921,540	$12,067,714	$—	$13,989,254

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$8,615,745	$—	$8,615,745
Common Stocks(1)	52,376,412	—	—	52,376,412
Convertible Bonds	—	945,759	—	945,759
Corporate Bonds & Notes	—	4,338,240	—	4,338,240
Exchange Traded Funds	162,596	—	—	162,596
Limited Partnership Units	1,794,480	—	—	1,794,480
Purchased Options	246,132	—	—	246,132
U.S. Government & U.S. Government Agency Obligations	—	153,501	—	153,501
Short-Term Investments	29,441,934	9,998,610	—	39,440,544

Total	$84,021,554	$24,051,855	$—	$108,073,409

Liabilities-Short
Common Stocks(1)	$26,274,723	$—	$—	$26,274,723
Corporate Bonds & Notes	—	2,289,529	—	2,289,529
Exchange Traded Funds	3,433,235	—	—	3,433,235
Limited Partnership Units	35,091	—	—	35,091
Written Options	1,236,213	—	—	1,236,213

Total	$30,979,262	$2,289,529	$—	$33,268,791

Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks(1)	$4,239,601	$—	$—	$4,239,601
Short-Term Investments	1,589,674	—	—	1,589,674

Total	$5,829,275	$—	$—	$5,829,275

Liabilities-Short
Common Stocks(1)	$1,326,788	$—	$—	$1,326,788

Total	$1,326,788	$—	$—	$1,326,788

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$605,006,824	$—	$605,006,824
Mutual Funds	—	2,000,140	—	2,000,140
Short-Term Investments	726,774	6,352,649	—	7,079,423

Total	$726,774	$613,359,613	$—	$614,086,387

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$172,507,191	$—	$172,507,191
Mutual Funds	857,352	—	—	857,352
Short-Term Investments	778,002	—	—	778,002

Total	$1,635,354	$172,507,191	$—	$174,142,545

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$55,283,537	$—	$55,283,537
Collateralized Mortgage Obligations	—	6,642,678	—	6,642,678
Commercial Mortgage Securities	—	16,783,928	—	16,783,928
Corporate Bonds & Notes	—	122,896,335	—	122,896,335
Mutual Funds	3,564,126	—	—	4,555,181	*
U.S. Government & U.S. Government Agency Obligations	—	54,122,220	—	54,122,220
U.S. Government Agency-Mortgage Securities	—	1,486,386	—	1,486,386
Short-Term Investments	19,529,489	76,749,762	—	96,279,251

Total	$23,093,615	$333,964,846	$—	$358,049,516

*	Total includes a $991,055 senior loan fund holding valued using practical expedient.

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,698,450,309	$—	$1,698,450,309
Mutual Funds	15,768,542	—	—	15,768,542
Short-Term Investments	2,736,882	—	—	2,736,882

Total	$18,505,424	$1,698,450,309	$—	$1,716,955,733

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$273,693	$—	$273,693
Collateralized Mortgage Obligations	—	10,515,392	—	10,515,392
Commercial Mortgage Securities	—	10,946,720	—	10,946,720
U.S. Government Agency-Mortgage Securities	—	75,675,090	—	75,675,090
Short-Term Investments	2,517,627	—	—	2,517,627

Total	$2,517,627	$97,410,895	$—	$99,928,522

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$40,758,725	$—	$40,758,725
U.S. Government & U.S. Government Agency Obligations	—	13,760,777	—	13,760,777
U.S. Government Agency-Mortgage Securities	—	18,770,101	—	18,770,101
Short-Term Investments	3,119,496	20,884,032	—	24,003,528

Total	$3,119,496	$94,173,635	$—	$97,293,131

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$190,250,668	$—	$190,250,668
Municipals	—	580,940	—	580,940
U.S. Government & U.S. Government Agency Obligations	—	4,677,830	—	4,677,830
Short-Term Investments	2,042,789	28,426,089	—	30,468,878

Total	$2,042,789	$223,935,527	$—	$225,978,316

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$308,687	$—	$308,687
Corporate Bonds & Notes	—	365,511,180	—	365,511,180
Municipals	—	348,564	—	348,564
U.S. Government & U.S. Government Agency Obligations	—	175,621,017	—	175,621,017
U.S. Government Agency-Mortgage Securities	—	358,059,785	—	358,059,785
Short-Term Investments	46,140,032	224,474,750	—	270,614,782

Total	$46,140,032	$1,124,323,983	$—	$1,170,464,015

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$49,847,869	$—	$49,847,869
Short-Term Investments	645,471	—	—	645,471

Total	$645,471	$49,847,869	$—	$50,493,340

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$300,000,000	$—	$—	$300,000,000
Repurchase Agreements	—	486,179,246	—	486,179,246
U.S. Government & U.S. Government Agency Obligations	—	2,931,413,540	—	2,931,413,540

Total	$300,000,000	$3,417,592,786	$—	$3,717,592,786

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$349,532,716	$—	$349,532,716
Mutual Funds	26,977,739	—	—	26,977,739

Total	$26,977,739	$349,532,716	$—	$376,510,455

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$114,350,158	$—	$114,350,158
Commercial Paper	—	206,520,666	—	206,520,666
Municipals	—	72,050,000	—	72,050,000
Mutual Funds	35,000,000	—	—	35,000,000
Repurchase Agreements	—	53,394,091	—	53,394,091

Total	$35,000,000	$446,314,915	$—	$481,314,915

Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$100,194,091	$—	$100,194,091
Commercial Paper	—	182,978,276	—	182,978,276
Municipals	—	78,025,000	—	78,025,000
Mutual Funds	28,845,277	—	—	28,845,277
Repurchase Agreements	—	50,000,000	—	50,000,000

Total	$28,845,277	$411,197,367	$—	$440,042,644

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$(772,413)	$—	$(772,413)
Short Forward Contracts	—	880,136	—	880,136

Total Forwards	$—	$107,723	$—	$107,723

Long Futures Contracts	$288,243	$—	$—	$288,243
Short Futures Contracts	78,901	—	—	78,901

Total Futures	$367,144	$—	$—	$367,144

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. There were no transfers between categorization levels at November 30, 2016.

5. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2016, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
December 2016	20	Eurex 5-Year Euro BOBL	$2,778,385	$2,785,921	$7,536
Index Futures
December 2016	6	TSE TOPIX Index	729,328	773,043	43,715
December 2016	3	OSE Nikkei 225 Index	478,842	481,972	3,130
December 2016	253	CME E-Mini S&P 500® Index	27,638,142	27,814,820	176,678
December 2016	20	CBOT E-Mini DJIA Index	1,888,112	1,913,200	25,088
December 2016	14	CME E-Mini NASDAQ 100 Index	1,358,945	1,348,480	(10,465)
December 2016	10	CAC 40 10 Euro	476,976	484,987	8,011
December 2016	10	LIFFE FTSE 100 Index	867,129	848,501	(18,628)
December 2016	3	Russell 2000 Mini Index	353,139	396,690	43,551
December 2016	9	HKG Hang Seng Index	1,312,683	1,324,038	11,355
Interest Rate Futures
December 2017	11	LIFFE 3-Month Euro Euribor	2,924,038	2,922,310	(1,728)

Short Futures
Bond Futures
December 2016	15	10 Year Mini JGB	(1,986,410)	(1,973,384)	13,026
December 2016	2	SFE 10-Year Australian Bond	(190,861)	(190,303)	558
March 2017	9	MSE 10-Year Canadian Bond	(932,544)	(930,485)	2,059
March 2017	12	CBOT U.S. Long Bond	(1,820,643)	(1,815,375)	5,268
March 2017	15	CBOT 10-Year U.S. Treasury Note	(1,871,386)	(1,867,734)	3,652
March 2017	4	LIFFE Long Gilt Government Bond	(614,808)	(617,342)	(2,534)
March 2017	25	CBOT 5-Year U.S. Treasury Note	(2,946,872)	(2,946,094)	778
Index Futures
December 2016	1	Eurex DAX Index	(279,891)	(281,854)	(1,963)
December 2016	3	CME E-Mini S&P 500® Index	(318,654)	(329,820)	(11,166)
December 2016	22	Eurex Euro STOXX 50 Index	(702,145)	(711,392)	(9,247)
Interest Rate Futures
December 2017	137	CME 3-Month Eurodollar	(33,853,933)	(33,772,213)	81,720
December 2017	86	LIFFE 90-Day Sterling	(13,374,646)	(13,377,763)	(3,117)
June 2018	7	CME 3-Month Eurodollar	(1,721,867)	(1,722,000)	(133)

Total Futures Contracts			$(19,808,941)	$(19,441,797)	$367,144

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At November 30, 2016, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
December 23, 2016	Australian Dollar	AUD	5,564,000		$4,218,471	$4,106,474	$(111,997)	Bank of America
December 23, 2016	Australian Dollar		$1,841,854	AUD	2,442,000	1,802,302	39,552	Bank of America
December 23, 2016	Canadian Dollar	CAD	902,000		$682,610	671,636	(10,974)	Bank of America
December 23, 2016	Canadian Dollar		$3,299,059	CAD	4,352,000	3,240,530	58,529	Bank of America
December 23, 2016	Euro Currency	EUR	4,076,000		$4,519,648	4,324,826	(194,822)	Bank of America
December 23, 2016	Euro Currency		$7,878,202	EUR	7,113,000	7,547,225	330,977	Bank of America
December 22, 2016	Japanese Yen	JPY	356,251,000		$3,476,370	3,117,459	(358,911)	Bank of America
December 22, 2016	Japanese Yen		$3,164,181	JPY	342,075,000	2,993,409	170,772	Bank of America
December 23, 2016	Mexican Peso	MXN	3,826,000		$196,429	185,482	(10,947)	Bank of America
December 23, 2016	Mexican Peso		$897,913	MXN	17,428,000	844,899	53,014	Bank of America
December 23, 2016	New Zealand Dollar	NZD	1,874,000		$1,359,312	1,326,237	(33,075)	Bank of America
December 23, 2016	New Zealand Dollar		$210,441	NZD	294,000	208,065	2,376	Bank of America
December 23, 2016	Pound Sterling	GBP	905,000		$1,130,709	1,133,068	2,359	Bank of America
December 23, 2016	Pound Sterling		$3,630,169	GBP	2,809,000	3,516,894	113,275	Bank of America
December 23, 2016	Swiss Franc	CHF	1,367,000		$1,400,670	1,346,624	(54,046)	Bank of America
December 23, 2016	Swiss Franc		$3,402,841	CHF	3,341,000	3,291,200	111,641	Bank of America

							$107,723

6. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.160%
Intermediate Tax-Free Fund	$—	$57,258,284	$54,521,402	$2,736,882	$993	$—
Mortgage Income Fund	4,706,289	9,296,421	11,485,083	2,517,627	868	—
Ultra Short Tax-Free Fund	—	36,187,503	35,460,729	726,774	802	—
Short Tax-Free Fund	—	12,974,074	12,196,072	778,002	261
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.520%
Ultra Short Tax-Free Fund	568,942	20,011,105	20,580,047	—	3,541	—
Short Tax-Free Fund	504,804	4,391,807	4,896,611	—	577	—
Intermediate Tax-Free Fund	3,592,622	17,814,943	21,407,565	—	2,497	—
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.480%
Low Volatility Equity Fund	3,827,898	10,762,051	11,799,987	2,790,635	3,831	—
Dividend Income Fund	1,722,615	5,487,668	5,189,017	2,021,600	2,354	—
Large-Cap Value Fund	5,318,313	10,837,298	12,812,485	3,344,136	5,692	—
Large-Cap Growth Fund	5,069,310	11,660,358	12,308,373	4,422,106	5,245	—
Mid-Cap Value Fund	3,580,179	19,266,553	16,506,122	6,342,175	7,945	—
Mid-Cap Growth Fund	3,799,114	7,612,550	8,251,587	3,161,224	5,939	—
Small-Cap Value Fund	3,291,960	9,568,380	10,796,437	2,064,177	2,284	—
Small-Cap Core Fund	183,137	3,120,755	3,036,423	267,548	451	—
Small-Cap Growth Fund	14,167,565	44,190,611	56,232,998	2,127,595	10,749	—
Short-Term Income Fund	6,777,627	53,572,901	40,821,478	19,529,489	6,237	—
TCH Intermediate Income Fund	1,417,281	9,459,879	7,758,619	3,119,496	4,529	—
TCH Corporate Income Fund	8,154,777	35,851,795	41,965,724	2,042,789	10,127	—
TCH Core Plus Bond Fund	29,910,619	118,385,660	102,162,188	46,140,032	39,677	—
Monegy High Yield Bond Fund	3,392,910	58,414,837	61,164,082	645,471	3,859	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	856,408	1,796	—	857,352	1,828	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,051,144	10,594	—	5,056,711	10,774	—

In-Retirement Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 17.9%
BMO Dividend Income Fund - Institutional Class (1)	26,233	$350,214
BMO Large-Cap Growth Fund - Institutional Class (1)	14,026	219,640
BMO Large-Cap Value Fund - Institutional Class (1)	35,157	516,456
BMO Low Volatility Equity Fund - Institutional Class (1)	36,593	495,098
Harbor Capital Appreciation Fund - Institutional Class	3,649	219,684
T Rowe Price Growth Stock Fund - Institutional Class	4,027	218,845
Vanguard Equity Income Fund - Institutional Class	6,256	424,053
Vanguard Institutional Index Fund - Institutional Class	4,259	858,966

Total Large-Cap Funds		3,302,956

Mid-Cap Funds - 3.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	6,752	91,285
BMO Mid-Cap Value Fund - Institutional Class (1)	19,731	221,387
Vanguard Mid-Cap Index Fund - Institutional Class	7,132	256,267

Total Mid-Cap Funds		568,939

Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	3,224	54,265
Goldman Sachs Small Cap Value Fund - Institutional Class	2,739	165,100

Total Small-Cap Funds		219,365

International Funds - 11.8%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	39,338	370,568
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	17,417	221,019
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	13,429	120,864
BMO Pyrford International Stock Fund - Institutional Class (1)	43,159	500,209
DFA International Small Company Portfolio - Institutional Class	3,172	55,391
Dodge & Cox International Stock Fund - Retail Class	6,741	259,870
Harbor International Fund - Institutional Class	4,397	259,878
MFS International Value Fund - Institutional Class	10,636	390,015

Total International Funds		2,177,814

Fixed Income Funds - 54.9%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	35,637	332,850
BMO TCH Core Plus Bond Fund - Institutional Class (1)	296,521	3,415,920
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	56,426	553,535
Federated Institutional High-Yield Bond Fund - Institutional Class	54,937	535,084
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	57,842	553,546
Metropolitan West Total Return Bond Fund - Institutional Class	318,989	3,409,992
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	39,264	972,558
Vanguard Short-Term Investment Grade Fund - Institutional Class	34,615	368,648

Total Fixed Income Funds		10,142,133

Alternative Funds - 10.0%
BMO Alternative Strategies Fund - Institutional Class (1)	123,944	1,289,017
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	111,937	556,329

Total Alternative Funds		1,845,346

Total Mutual Funds (identified cost $16,203,877)		18,256,553

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	143,464	143,493

Total Short-Term Investments (identified cost $143,493)		143,493

Total Investments - 99.7% (identified cost $16,347,370)	18,400,046
Other Assets and Liabilities - 0.3%	46,369

Total Net Assets - 100.0%	$18,446,415

2015 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 24.1%
BMO Dividend Income Fund - Institutional Class (1)	6,412	$85,607
BMO Large-Cap Growth Fund - Institutional Class (1)	5,714	89,483
BMO Large-Cap Value Fund - Institutional Class (1)	11,656	171,222
BMO Low Volatility Equity Fund - Institutional Class (1)	11,904	161,060
Harbor Capital Appreciation Fund - Institutional Class	1,490	89,694
T Rowe Price Growth Stock Fund - Institutional Class	1,643	89,293
Vanguard Equity Income Fund - Institutional Class	1,794	121,567
Vanguard Institutional Index Fund - Institutional Class	1,405	283,453

Total Large-Cap Funds		1,091,379

Mid-Cap Funds - 4.8%
BMO Mid-Cap Growth Fund - Institutional Class (1)	2,312	31,253
BMO Mid-Cap Value Fund - Institutional Class (1)	7,641	85,733
Vanguard Mid-Cap Index Fund - Institutional Class	2,743	98,558

Total Mid-Cap Funds		215,544

Small-Cap Funds - 1.9%
BMO Small-Cap Growth Fund - Institutional Class (1)	1,574	26,490
Goldman Sachs Small Cap Value Fund - Institutional Class	968	58,328

Total Small-Cap Funds		84,818

International Funds - 16.2%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	12,948	121,974
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	6,813	86,458
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	3,443	30,985
BMO Pyrford International Stock Fund - Institutional Class (1)	13,625	157,909
DFA International Small Company Portfolio - Institutional Class	1,038	18,119
Dodge & Cox International Stock Fund - Retail Class	2,482	95,687
Harbor International Fund - Institutional Class	1,842	108,886
MFS International Value Fund - Institutional Class	3,087	113,208

Total International Funds		733,226

Fixed Income Funds - 42.4%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	6,321	59,040
BMO TCH Core Plus Bond Fund - Institutional Class (1)	58,307	671,697
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	11,559	113,396
Federated Institutional High-Yield Bond Fund - Institutional Class	10,701	104,227
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	11,365	108,762
Metropolitan West Total Return Bond Fund - Institutional Class	62,729	670,574
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	7,688	190,442

Total Fixed Income Funds		1,918,138

Alternative Funds - 9.5%
BMO Alternative Strategies Fund - Institutional Class (1)	29,226	303,954
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	25,765	128,051

Total Alternative Funds		432,005

Total Mutual Funds (identified cost $4,449,137)		4,475,110

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	47,172	47,182

Total Short-Term Investments (identified cost $47,180)		47,182

Total Investments - 99.9% (identified cost $4,496,317)	4,522,292
Other Assets and Liabilities - 0.1%	2,283

Total Net Assets - 100.0%	$4,524,575

2020 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 29.9%
BMO Dividend Income Fund - Institutional Class (1)	116,647	$1,557,240
BMO Large-Cap Growth Fund - Institutional Class (1)	141,901	2,222,165
BMO Large-Cap Value Fund - Institutional Class (1)	259,277	3,808,784
BMO Low Volatility Equity Fund - Institutional Class (1)	266,135	3,600,809
Harbor Capital Appreciation Fund - Institutional Class	36,652	2,206,809
T Rowe Price Growth Stock Fund - Institutional Class	40,573	2,204,738
Vanguard Equity Income Fund - Institutional Class	35,527	2,408,032
Vanguard Institutional Index Fund - Institutional Class	38,323	7,729,014

Total Large-Cap Funds		25,737,591

Mid-Cap Funds - 6.9%
BMO Mid-Cap Growth Fund - Institutional Class (1)	114,653	1,550,114
BMO Mid-Cap Value Fund - Institutional Class (1)	185,688	2,083,419
Vanguard Mid-Cap Index Fund - Institutional Class	64,457	2,315,924

Total Mid-Cap Funds		5,949,457

Small-Cap Funds - 2.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	50,471	849,433
Goldman Sachs Small Cap Value Fund - Institutional Class	23,012	1,387,152

Total Small-Cap Funds		2,236,585

International Funds - 20.5%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	290,514	2,736,640
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	189,606	2,406,095
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	77,033	693,294
BMO Pyrford International Stock Fund - Institutional Class (1)	333,392	3,864,008
DFA International Small Company Portfolio - Institutional Class	24,612	429,733
Dodge & Cox International Stock Fund - Retail Class	60,356	2,326,723
Harbor International Fund - Institutional Class	42,059	2,486,121
MFS International Value Fund - Institutional Class	72,625	2,663,173

Total International Funds		17,605,787

Fixed Income Funds - 30.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	83,298	777,999
BMO TCH Core Plus Bond Fund - Institutional Class (1)	790,123	9,102,222
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	131,454	1,289,562
Federated Institutional High-Yield Bond Fund - Institutional Class	150,365	1,464,555
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	161,709	1,547,554
Metropolitan West Total Return Bond Fund - Institutional Class	841,918	9,000,108
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	103,952	2,574,903

Total Fixed Income Funds		25,756,903

Alternative Funds - 9.0%
BMO Alternative Strategies Fund - Institutional Class (1)	519,723	5,405,118
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	471,892	2,345,305

Total Alternative Funds		7,750,423

Total Mutual Funds (identified cost $70,361,963)		85,036,746

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	848,581	848,751

Total Short-Term Investments (identified cost $848,750)		848,751

Total Investments - 99.9% (identified cost $71,210,713)	85,885,497
Other Assets and Liabilities - 0.1%	104,973

Total Net Assets - 100.0%	$85,990,470

2025 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 32.5%
BMO Dividend Income Fund - Institutional Class (1)	30,631	$408,919
BMO Large-Cap Growth Fund - Institutional Class (1)	51,966	813,794
BMO Large-Cap Value Fund - Institutional Class (1)	103,281	1,517,198
BMO Low Volatility Equity Fund - Institutional Class (1)	71,387	965,861
Harbor Capital Appreciation Fund - Institutional Class	21,361	1,286,125
T Rowe Price Growth Stock Fund - Institutional Class	23,560	1,280,258
Vanguard Equity Income Fund - Institutional Class	8,351	566,028
Vanguard Institutional Index Fund - Institutional Class	16,842	3,396,706

Total Large-Cap Funds		10,234,889

Mid-Cap Funds - 9.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	64,909	877,573
BMO Mid-Cap Value Fund - Institutional Class (1)	81,725	916,953
Vanguard Mid-Cap Index Fund - Institutional Class	29,722	1,067,897

Total Mid-Cap Funds		2,862,423

Small-Cap Funds - 3.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	33,505	563,891
Goldman Sachs Small Cap Value Fund - Institutional Class	10,479	631,674

Total Small-Cap Funds		1,195,565

International Funds - 23.5%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	90,131	849,031
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	89,901	1,140,843
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	26,634	239,710
BMO Pyrford International Stock Fund - Institutional Class (1)	130,145	1,508,386
DFA International Small Company Portfolio - Institutional Class	12,701	221,765
Dodge & Cox International Stock Fund - Retail Class	31,363	1,209,039
Harbor International Fund - Institutional Class	22,515	1,330,870
MFS International Value Fund - Institutional Class	24,908	913,388

Total International Funds		7,413,032

Fixed Income Funds - 22.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	23,643	220,823
BMO TCH Core Plus Bond Fund - Institutional Class (1)	210,404	2,423,860
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	35,297	346,264
Federated Institutional High-Yield Bond Fund - Institutional Class	42,014	409,217
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	46,098	441,161
Metropolitan West Total Return Bond Fund - Institutional Class	226,318	2,419,334
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	26,720	661,852

Total Fixed Income Funds		6,922,511

Alternative Funds - 8.0%
BMO Alternative Strategies Fund - Institutional Class (1)	169,990	1,767,895
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	151,645	753,675

Total Alternative Funds		2,521,570

Total Mutual Funds (identified cost $31,570,870)		31,149,990

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	328,208	328,274

Total Short-Term Investments (identified cost $328,246)		328,274

Total Investments - 99.9% (identified cost $31,899,116)	31,478,264
Other Assets and Liabilities - 0.1%	23,774

Total Net Assets - 100.0%	$31,502,038

2030 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 36.1%
BMO Dividend Income Fund - Institutional Class (1)	102,510	$1,368,508
BMO Large-Cap Growth Fund - Institutional Class (1)	166,512	2,607,571
BMO Large-Cap Value Fund - Institutional Class (1)	364,860	5,359,797
BMO Low Volatility Equity Fund - Institutional Class (1)	250,589	3,390,473
Harbor Capital Appreciation Fund - Institutional Class	73,273	4,411,766
T Rowe Price Growth Stock Fund - Institutional Class	81,112	4,407,621
Vanguard Equity Income Fund - Institutional Class	30,107	2,040,668
Vanguard Institutional Index Fund - Institutional Class	57,256	11,547,406

Total Large-Cap Funds		35,133,810

Mid-Cap Funds - 10.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	230,322	3,113,953
BMO Mid-Cap Value Fund - Institutional Class (1)	279,747	3,138,766
Vanguard Mid-Cap Index Fund - Institutional Class	102,505	3,683,005

Total Mid-Cap Funds		9,935,724

Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	119,764	2,015,622
Goldman Sachs Small Cap Value Fund - Institutional Class	34,128	2,057,229

Total Small-Cap Funds		4,072,851

International Funds - 26.5%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	301,027	2,835,675
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	306,368	3,887,816
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	120,699	1,086,295
BMO Pyrford International Stock Fund - Institutional Class (1)	455,534	5,279,641
DFA International Small Company Portfolio - Institutional Class	50,057	873,989
Dodge & Cox International Stock Fund - Retail Class	108,613	4,187,021
Harbor International Fund - Institutional Class	77,032	4,553,364
MFS International Value Fund - Institutional Class	82,066	3,009,349

Total International Funds		25,713,150

Fixed Income Funds - 14.5%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	52,289	488,377
BMO TCH Core Plus Bond Fund - Institutional Class (1)	425,335	4,899,864
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	69,316	679,991
Federated Institutional High-Yield Bond Fund - Institutional Class	79,954	778,747
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	101,511	971,462
Metropolitan West Total Return Bond Fund - Institutional Class	464,070	4,960,907
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	51,113	1,266,063

Total Fixed Income Funds		14,045,411

Alternative Funds - 7.5%
BMO Alternative Strategies Fund - Institutional Class (1)	484,718	5,041,071
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	454,155	2,257,153

Total Alternative Funds		7,298,224

Total Mutual Funds (identified cost $78,042,196)		96,199,170

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	904,418	904,599

Total Short-Term Investments (identified cost $904,479)		904,599

Total Investments - 99.9% (identified cost $78,946,675)	97,103,769
Other Assets and Liabilities - 0.1%	93,046

Total Net Assets - 100.0%	$97,196,815

2035 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 39.7%
BMO Dividend Income Fund - Institutional Class (1)	35,910	$479,392
BMO Large-Cap Growth Fund - Institutional Class (1)	58,578	917,336
BMO Large-Cap Value Fund - Institutional Class (1)	128,198	1,883,230
BMO Low Volatility Equity Fund - Institutional Class (1)	88,812	1,201,620
Harbor Capital Appreciation Fund - Institutional Class	26,661	1,605,243
T Rowe Price Growth Stock Fund - Institutional Class	29,536	1,604,987
Vanguard Equity Income Fund - Institutional Class	10,788	731,210
Vanguard Institutional Index Fund - Institutional Class	20,809	4,196,833

Total Large-Cap Funds		12,619,851

Mid-Cap Funds - 11.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	82,293	1,112,596
BMO Mid-Cap Value Fund - Institutional Class (1)	103,374	1,159,858
Vanguard Mid-Cap Index Fund - Institutional Class	35,377	1,271,108

Total Mid-Cap Funds		3,543,562

Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	42,861	721,344
Goldman Sachs Small Cap Value Fund - Institutional Class	12,208	735,927

Total Small-Cap Funds		1,457,271

International Funds - 28.5%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	104,297	982,481
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	109,153	1,385,156
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	31,805	286,245
BMO Pyrford International Stock Fund - Institutional Class (1)	161,609	1,873,052
DFA International Small Company Portfolio - Institutional Class	18,203	317,824
Dodge & Cox International Stock Fund - Retail Class	38,801	1,495,774
Harbor International Fund - Institutional Class	28,121	1,662,242
MFS International Value Fund - Institutional Class	28,630	1,049,875

Total International Funds		9,052,649

Fixed Income Funds - 8.5%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	10,215	95,404
BMO TCH Core Plus Bond Fund - Institutional Class (1)	85,453	984,424
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	12,882	126,373
Federated Institutional High-Yield Bond Fund - Institutional Class	13,015	126,766
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	16,507	157,974
Metropolitan West Total Return Bond Fund - Institutional Class	91,916	982,585
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	8,924	221,057

Total Fixed Income Funds		2,694,583

Alternative Funds - 6.5%
BMO Alternative Strategies Fund - Institutional Class (1)	139,723	1,453,124
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	124,548	619,001

Total Alternative Funds		2,072,125

Total Mutual Funds (identified cost $31,919,240)		31,440,041

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	324,400	324,465

Total Short-Term Investments (identified cost $324,415)		324,465

Total Investments - 100.0% (identified cost $32,243,655)	31,764,506
Other Assets and Liabilities - 0.0%	(1,167)

Total Net Assets - 100.0%	$31,763,339

2040 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 41.4%
BMO Dividend Income Fund - Institutional Class (1)	65,996	$881,043
BMO Large-Cap Growth Fund - Institutional Class (1)	123,083	1,927,477
BMO Large-Cap Value Fund - Institutional Class (1)	260,631	3,828,670
BMO Low Volatility Equity Fund - Institutional Class (1)	184,377	2,494,627
Harbor Capital Appreciation Fund - Institutional Class	55,327	3,331,222
T Rowe Price Growth Stock Fund - Institutional Class	61,302	3,331,139
Vanguard Equity Income Fund - Institutional Class	22,152	1,501,476
Vanguard Institutional Index Fund - Institutional Class	42,437	8,558,732

Total Large-Cap Funds		25,854,386

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Institutional Class (1)	162,182	2,192,703
BMO Mid-Cap Value Fund - Institutional Class (1)	202,614	2,273,327
Vanguard Mid-Cap Index Fund - Institutional Class	78,150	2,807,916

Total Mid-Cap Funds		7,273,946

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	88,119	1,483,039
Goldman Sachs Small Cap Value Fund - Institutional Class	25,110	1,513,626

Total Small-Cap Funds		2,996,665

International Funds - 30.1%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	211,346	1,990,879
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	226,579	2,875,287
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	95,235	857,111
BMO Pyrford International Stock Fund - Institutional Class (1)	328,778	3,810,540
DFA International Small Company Portfolio - Institutional Class	39,388	687,714
Dodge & Cox International Stock Fund - Retail Class	79,683	3,071,767
Harbor International Fund - Institutional Class	57,507	3,399,218
MFS International Value Fund - Institutional Class	57,948	2,124,947

Total International Funds		18,817,463

Fixed Income Funds - 5.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	13,465	125,768
BMO TCH Core Plus Bond Fund - Institutional Class (1)	92,182	1,061,935
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	19,126	187,621
Federated Institutional High-Yield Bond Fund - Institutional Class	25,737	250,680
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	26,141	250,174
Metropolitan West Total Return Bond Fund - Institutional Class	93,327	997,666
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	10,083	249,753

Total Fixed Income Funds		3,123,597

Alternative Funds - 6.0%
BMO Alternative Strategies Fund - Institutional Class (1)	252,054	2,621,357
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	228,824	1,137,255

Total Alternative Funds		3,758,612

Total Mutual Funds (identified cost $48,459,917)		61,824,669

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	609,010	609,132

Total Short-Term Investments (identified cost $609,058)		609,132

Total Investments - 99.9% (identified cost $49,068,975)	62,433,801
Other Assets and Liabilities - 0.1%	91,423

Total Net Assets - 100.0%	$62,525,224

2045 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 42.0%
BMO Dividend Income Fund - Institutional Class (1)	18,073	$241,268
BMO Large-Cap Growth Fund - Institutional Class (1)	33,706	527,836
BMO Large-Cap Value Fund - Institutional Class (1)	73,952	1,086,352
BMO Low Volatility Equity Fund - Institutional Class (1)	50,491	683,145
Harbor Capital Appreciation Fund - Institutional Class	15,446	930,010
T Rowe Price Growth Stock Fund - Institutional Class	17,182	933,686
Vanguard Equity Income Fund - Institutional Class	6,066	411,176
Vanguard Institutional Index Fund - Institutional Class	11,791	2,378,025

Total Large-Cap Funds		7,191,498

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	45,679	617,585
BMO Mid-Cap Value Fund - Institutional Class (1)	55,484	622,535
Vanguard Mid-Cap Index Fund - Institutional Class	21,401	768,938

Total Mid-Cap Funds		2,009,058

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	25,136	423,044
Goldman Sachs Small Cap Value Fund - Institutional Class	7,163	431,769

Total Small-Cap Funds		854,813

International Funds - 30.2%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	57,878	545,211
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	64,746	821,622
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	21,050	189,449
BMO Pyrford International Stock Fund - Institutional Class (1)	91,511	1,060,617
DFA International Small Company Portfolio - Institutional Class	11,767	205,449
Dodge & Cox International Stock Fund - Retail Class	22,435	864,872
Harbor International Fund - Institutional Class	15,891	939,311
MFS International Value Fund - Institutional Class	14,936	547,689

Total International Funds		5,174,220

Fixed Income Funds - 5.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	3,687	34,441
BMO TCH Core Plus Bond Fund - Institutional Class (1)	26,729	307,918
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	3,492	34,253
Federated Institutional High-Yield Bond Fund - Institutional Class	5,286	51,487
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	5,369	51,383
Metropolitan West Total Return Bond Fund - Institutional Class	28,752	307,363
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	2,761	68,395

Total Fixed Income Funds		855,240

Alternative Funds - 5.0%
BMO Alternative Strategies Fund - Institutional Class (1)	57,521	598,215
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	52,219	259,527

Total Alternative Funds		857,742

Total Mutual Funds (identified cost $17,134,066)		16,942,571

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	171,326	171,360

Total Short-Term Investments (identified cost $171,341)		171,360

Total Investments - 99.9% (identified cost $17,305,407)	17,113,931
Other Assets and Liabilities - 0.1%	10,319

Total Net Assets - 100.0%	$17,124,250

2050 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund - Institutional Class (1)	42,997	$574,004
BMO Large-Cap Growth Fund - Institutional Class (1)	80,408	1,259,182
BMO Large-Cap Value Fund - Institutional Class (1)	176,461	2,592,208
BMO Low Volatility Equity Fund - Institutional Class (1)	119,966	1,623,141
Harbor Capital Appreciation Fund - Institutional Class	37,268	2,243,932
T Rowe Price Growth Stock Fund - Institutional Class	41,123	2,234,610
Vanguard Equity Income Fund - Institutional Class	14,529	984,759
Vanguard Institutional Index Fund - Institutional Class	28,028	5,652,711

Total Large-Cap Funds		17,164,547

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	108,209	1,462,979
BMO Mid-Cap Value Fund - Institutional Class (1)	132,458	1,486,176
Vanguard Mid-Cap Index Fund - Institutional Class	51,285	1,842,665

Total Mid-Cap Funds		4,791,820

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	60,496	1,018,139
Goldman Sachs Small Cap Value Fund - Institutional Class	17,069	1,028,928

Total Small-Cap Funds		2,047,067

International Funds - 30.4%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	138,602	1,305,631
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	156,172	1,981,816
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	55,960	503,641
BMO Pyrford International Stock Fund - Institutional Class (1)	217,841	2,524,776
DFA International Small Company Portfolio - Institutional Class	28,173	491,899
Dodge & Cox International Stock Fund - Retail Class	53,701	2,070,184
Harbor International Fund - Institutional Class	38,362	2,267,598
MFS International Value Fund - Institutional Class	35,764	1,311,468

Total International Funds		12,457,013

Fixed Income Funds - 5.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	8,812	82,301
BMO TCH Core Plus Bond Fund - Institutional Class (1)	64,104	738,473
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	8,371	82,124
Federated Institutional High-Yield Bond Fund - Institutional Class	12,660	123,312
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	12,886	123,315
Metropolitan West Total Return Bond Fund - Institutional Class	68,947	737,044
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	6,636	164,380

Total Fixed Income Funds		2,050,949

Alternative Funds - 5.0%
BMO Alternative Strategies Fund - Institutional Class (1)	138,721	1,442,694
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	126,192	627,172

Total Alternative Funds		2,069,866

Total Mutual Funds (identified cost $33,157,411)		40,581,262

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	385,592	385,669

Total Short-Term Investments (identified cost $385,643)		385,669

Total Investments - 99.9% (identified cost $33,543,054)	40,966,931
Other Assets and Liabilities - 0.1%	52,940

Total Net Assets - 100.0%	$41,019,871

2055 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 41.9%
BMO Dividend Income Fund - Institutional Class (1)	8,809	$117,603
BMO Large-Cap Growth Fund - Institutional Class (1)	16,430	257,287
BMO Large-Cap Value Fund - Institutional Class (1)	36,047	529,533
BMO Low Volatility Equity Fund - Institutional Class (1)	24,612	332,995
Harbor Capital Appreciation Fund - Institutional Class	7,529	453,327
T Rowe Price Growth Stock Fund - Institutional Class	8,410	457,007
Vanguard Equity Income Fund - Institutional Class	2,957	200,423
Vanguard Institutional Index Fund - Institutional Class	5,789	1,167,473

Total Large-Cap Funds		3,515,648

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	22,266	301,043
BMO Mid-Cap Value Fund - Institutional Class (1)	27,045	303,442
Vanguard Mid-Cap Index Fund - Institutional Class	10,432	374,806

Total Mid-Cap Funds		979,291

Small-Cap Funds - 4.9%
BMO Small-Cap Growth Fund - Institutional Class (1)	12,253	206,211
Goldman Sachs Small Cap Value Fund - Institutional Class	3,491	210,454

Total Small-Cap Funds		416,665

International Funds - 29.9%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	28,208	265,723
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	31,562	400,519
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	8,657	77,909
BMO Pyrford International Stock Fund - Institutional Class (1)	44,604	516,961
DFA International Small Company Portfolio - Institutional Class	5,736	100,144
Dodge & Cox International Stock Fund - Retail Class	10,853	418,401
Harbor International Fund - Institutional Class	7,767	459,106
MFS International Value Fund - Institutional Class	7,280	266,966

Total International Funds		2,505,729

Fixed Income Funds - 5.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	1,797	16,788
BMO TCH Core Plus Bond Fund - Institutional Class (1)	13,029	150,093
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	1,702	16,696
Federated Institutional High-Yield Bond Fund - Institutional Class	2,577	25,096
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,617	25,046
Metropolitan West Total Return Bond Fund - Institutional Class	14,015	149,822
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	1,346	33,339

Total Fixed Income Funds		416,880

Alternative Funds - 5.0%
BMO Alternative Strategies Fund - Institutional Class (1)	28,038	291,596
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	25,457	126,519

Total Alternative Funds		418,115

Total Mutual Funds (identified cost $8,150,097)		8,252,328

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	100,871	100,892

Total Short-Term Investments (identified cost $100,882)		100,892

Total Investments - 99.6% (identified cost $8,250,979)	8,353,220
Other Assets and Liabilities - 0.4%	29,446

Total Net Assets - 100.0%	$8,382,666

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.8%

Large-Cap Funds - 12.1%
BMO Dividend Income Fund - Institutional Class (1)	67,876	$906,144
BMO Large-Cap Growth Fund - Institutional Class (1)	162,617	2,546,589
BMO Large-Cap Value Fund - Institutional Class (1)	175,188	2,573,515
BMO Low Volatility Equity Fund - Institutional Class (1)	122,911	1,662,982
Dodge & Cox Stock Fund - Retail Class	6,186	1,167,965
Harbor Capital Appreciation Fund - Institutional Class	26,077	1,570,110
T Rowe Price Growth Stock Fund - Institutional Class	26,301	1,429,203
Vanguard Institutional Index Fund - Institutional Class	24,747	4,990,977

Total Large-Cap Funds		16,847,485

Mid-Cap Funds - 1.9%
BMO Mid-Cap Growth Fund - Institutional Class (1)	52,317	707,321
BMO Mid-Cap Value Fund - Institutional Class (1)	63,615	713,758
Vanguard Mid-Cap Index Fund - Institutional Class	34,337	1,233,724

Total Mid-Cap Funds		2,654,803

Small-Cap Funds - 1.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	42,354	712,825
BMO Small-Cap Value Fund - Institutional Class (1)	28,112	374,173
Goldman Sachs Small Cap Value Fund - Institutional Class	5,765	347,486

Total Small-Cap Funds		1,434,484

International Funds - 5.0%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	147,449	1,388,967
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	88,639	1,124,832
BMO Pyrford International Stock Fund - Institutional Class (1)	120,307	1,394,356
Dodge & Cox International Stock Fund - Retail Class	18,105	697,961
Harbor International Fund - Institutional Class	11,806	697,863
MFS International Value Fund - Institutional Class	42,987	1,576,321

Total International Funds		6,880,300

Fixed Income Funds - 62.8%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	226,007	2,110,902
BMO TCH Core Plus Bond Fund - Institutional Class (1) (3)	4,046,748	46,618,540
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	296,857	2,912,164
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	117,938	1,128,667
Metropolitan West Total Return Bond Fund - Institutional Class (3)	3,258,317	34,831,404

Total Fixed Income Funds		87,601,677

Alternative Funds - 15.0%
BMO Alternative Strategies Fund - Institutional Class (1)	1,409,045	14,654,066
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	1,257,197	6,248,269

Total Alternative Funds		20,902,335

Total Mutual Funds (identified cost $126,211,062)		136,321,084

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	2,771,973	2,772,527

Total Short-Term Investments (identified cost $2,772,250)		2,772,527

Total Investments - 99.8% (identified cost $128,983,312)	139,093,611
Other Assets and Liabilities - 0.2%	337,070

Total Net Assets - 100.0%	$139,430,681

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.8%

Large-Cap Funds - 24.1%
BMO Dividend Income Fund - Institutional Class (1)	121,610	$1,623,490
BMO Large-Cap Growth Fund - Institutional Class (1)	289,735	4,537,243
BMO Large-Cap Value Fund - Institutional Class (1)	313,179	4,600,602
BMO Low Volatility Equity Fund - Institutional Class (1)	219,101	2,964,440
Dodge & Cox Stock Fund - Retail Class	11,048	2,085,918
Harbor Capital Appreciation Fund - Institutional Class	46,832	2,819,777
T Rowe Price Growth Stock Fund - Institutional Class	47,105	2,559,688
Vanguard Institutional Index Fund - Institutional Class	44,417	8,958,036

Total Large-Cap Funds		30,149,194

Mid-Cap Funds - 3.8%
BMO Mid-Cap Growth Fund - Institutional Class (1)	93,318	1,261,662
BMO Mid-Cap Value Fund - Institutional Class (1)	114,372	1,283,249
Vanguard Mid-Cap Index Fund - Institutional Class	62,130	2,232,344

Total Mid-Cap Funds		4,777,255

Small-Cap Funds - 2.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	75,871	1,276,910
BMO Small-Cap Value Fund - Institutional Class (1)	50,666	674,360
Goldman Sachs Small Cap Value Fund - Institutional Class	10,193	614,459

Total Small-Cap Funds		2,565,729

International Funds - 9.8%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	263,796	2,484,961
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	159,620	2,025,579
BMO Pyrford International Stock Fund - Institutional Class (1)	215,061	2,492,559
Dodge & Cox International Stock Fund - Retail Class	32,405	1,249,226
Harbor International Fund - Institutional Class	21,039	1,243,633
MFS International Value Fund - Institutional Class	77,274	2,833,654

Total International Funds		12,329,612

Fixed Income Funds - 45.9%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	147,653	1,379,082
BMO TCH Core Plus Bond Fund - Institutional Class (1)	2,653,440	30,567,626
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	196,362	1,926,307
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	77,202	738,821
Metropolitan West Total Return Bond Fund - Institutional Class	2,134,916	22,822,247

Total Fixed Income Funds		57,434,083

Alternative Funds - 12.1%
BMO Alternative Strategies Fund - Institutional Class (1)	1,020,472	10,612,912
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	922,857	4,586,598

Total Alternative Funds		15,199,510

Total Mutual Funds (identified cost $106,492,127)		122,455,383

Short-Term Investments - 2.1%

Mutual Funds - 2.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	2,680,306	2,680,843

Total Short-Term Investments (identified cost $2,680,724)		2,680,843

Total Investments - 99.9% (identified cost $109,172,851)	125,136,226
Other Assets and Liabilities - 0.1%	63,181

Total Net Assets - 100.0%	$125,199,407

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.1%

Large-Cap Funds - 36.3%
BMO Dividend Income Fund - Institutional Class (1)	624,984	$8,343,530
BMO Large-Cap Growth Fund - Institutional Class (1)	1,491,191	23,352,046
BMO Large-Cap Value Fund - Institutional Class (1)	1,610,817	23,662,907
BMO Low Volatility Equity Fund - Institutional Class (1)	1,126,493	15,241,454
Dodge & Cox Stock Fund - Retail Class	56,874	10,738,301
Harbor Capital Appreciation Fund - Institutional Class	241,096	14,516,361
T Rowe Price Growth Stock Fund - Institutional Class	242,591	13,182,404
Vanguard Institutional Index Fund - Institutional Class	228,276	46,038,689

Total Large-Cap Funds		155,075,692
Mid-Cap Funds - 5.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	479,871	6,487,860
BMO Mid-Cap Value Fund - Institutional Class (1)	587,576	6,592,598
Vanguard Mid-Cap Index Fund - Institutional Class	318,724	11,451,740

Total Mid-Cap Funds		24,532,198
Small-Cap Funds - 3.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	391,310	6,585,754
BMO Small-Cap Value Fund - Institutional Class (1)	260,382	3,465,687
Goldman Sachs Small Cap Value Fund - Institutional Class	52,734	3,178,776

Total Small-Cap Funds		13,230,217
International Funds - 14.8%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	1,355,975	12,773,285
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	821,953	10,430,580
BMO Pyrford International Stock Fund - Institutional Class (1)	1,105,333	12,810,806
Dodge & Cox International Stock Fund - Retail Class	167,072	6,440,611
Harbor International Fund - Institutional Class	108,482	6,412,362
MFS International Value Fund - Institutional Class	396,571	14,542,269

Total International Funds		63,409,913
Fixed Income Funds - 28.1%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	308,081	2,877,479
BMO TCH Core Plus Bond Fund - Institutional Class (1)	5,537,741	63,794,777
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	410,616	4,028,143
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	161,375	1,544,357
Metropolitan West Total Return Bond Fund - Institutional Class	4,456,862	47,643,856

Total Fixed Income Funds		119,888,612
Alternative Funds - 10.1%
BMO Alternative Strategies Fund - Institutional Class (1)	2,895,713	30,115,411
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	2,632,790	13,084,967

Total Alternative Funds		43,200,378

Total Mutual Funds (identified cost $333,921,308)		419,337,010

Short-Term Investments - 2.1%

Mutual Funds - 2.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	8,854,417	8,856,188

Total Short-Term Investments (identified cost $8,856,188)		8,856,188

Total Investments - 100.2% (identified cost $342,777,496)	428,193,198
Other Assets and Liabilities - (0.2)%	(642,567)

Total Net Assets - 100.0%	$427,550,631

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.0%

Large-Cap Funds - 48.3%
BMO Dividend Income Fund - Institutional Class (1)	257,704	$3,440,347
BMO Large-Cap Growth Fund - Institutional Class (1)	615,172	9,633,591
BMO Large-Cap Value Fund - Institutional Class (1)	664,441	9,760,642
BMO Low Volatility Equity Fund - Institutional Class (1)	464,572	6,285,655
Dodge & Cox Stock Fund - Retail Class	23,468	4,430,976
Harbor Capital Appreciation Fund - Institutional Class	99,495	5,990,568
T Rowe Price Growth Stock Fund - Institutional Class	100,126	5,440,851
Vanguard Institutional Index Fund - Institutional Class	94,125	18,983,159

Total Large-Cap Funds		63,965,789
Mid-Cap Funds - 7.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	197,853	2,674,966
BMO Mid-Cap Value Fund - Institutional Class (1)	242,268	2,718,252
Vanguard Mid-Cap Index Fund - Institutional Class	131,302	4,717,671

Total Mid-Cap Funds		10,110,889
Small-Cap Funds - 4.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	160,853	2,707,159
BMO Small-Cap Value Fund - Institutional Class (1)	107,365	1,429,034
Goldman Sachs Small Cap Value Fund - Institutional Class	21,816	1,315,079

Total Small-Cap Funds		5,451,272
International Funds - 19.8%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	559,103	5,266,750
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	339,196	4,304,394
BMO Pyrford International Stock Fund - Institutional Class (1)	455,763	5,282,297
Dodge & Cox International Stock Fund - Retail Class	68,987	2,659,449
Harbor International Fund - Institutional Class	44,798	2,648,013
MFS International Value Fund - Institutional Class	163,392	5,991,585

Total International Funds		26,152,488
Fixed Income Funds - 10.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	34,127	318,746
BMO TCH Core Plus Bond Fund - Institutional Class (1)	611,452	7,043,923
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	45,930	450,572
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	18,021	172,460
Metropolitan West Total Return Bond Fund - Institutional Class	491,989	5,259,362

Total Fixed Income Funds		13,245,063
Alternative Funds - 8.1%
BMO Alternative Strategies Fund - Institutional Class (1)	716,356	7,450,106
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	651,475	3,237,830

Total Alternative Funds		10,687,936

Total Mutual Funds (identified cost $99,396,059)		129,613,437

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	2,712,987	2,713,530

Total Short-Term Investments (identified cost $2,713,328)		2,713,530

Total Investments - 100.0% (identified cost $102,109,387)	132,326,967
Other Assets and Liabilities - 0.0%	(1,967)

Total Net Assets - 100.0%	$132,325,000

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 58.7%
BMO Dividend Income Fund - Institutional Class (1)	463,744	$6,190,977
BMO Large-Cap Growth Fund - Institutional Class (1)	1,107,275	17,339,921
BMO Large-Cap Value Fund - Institutional Class (1)	1,196,545	17,577,245
BMO Low Volatility Equity Fund - Institutional Class (1)	836,260	11,314,598
Dodge & Cox Stock Fund - Retail Class	42,248	7,976,935
Harbor Capital Appreciation Fund - Institutional Class	178,927	10,773,209
T Rowe Price Growth Stock Fund - Institutional Class	180,192	9,791,646
Vanguard Institutional Index Fund - Institutional Class	169,595	34,203,880

Total Large-Cap Funds		115,168,411
Mid-Cap Funds - 9.3%
BMO Mid-Cap Growth Fund - Institutional Class (1)	355,722	4,809,355
BMO Mid-Cap Value Fund - Institutional Class (1)	435,805	4,889,731
Vanguard Mid-Cap Index Fund - Institutional Class	236,536	8,498,721

Total Mid-Cap Funds		18,197,807
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	291,046	4,898,298
BMO Small-Cap Value Fund - Institutional Class (1)	193,439	2,574,671
Goldman Sachs Small Cap Value Fund - Institutional Class	39,283	2,367,971

Total Small-Cap Funds		9,840,940
International Funds - 24.0%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	1,006,720	9,483,304
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	610,043	7,741,449
BMO Pyrford International Stock Fund - Institutional Class (1)	820,772	9,512,749
Dodge & Cox International Stock Fund - Retail Class	124,142	4,785,685
Harbor International Fund - Institutional Class	80,603	4,764,432
MFS International Value Fund - Institutional Class	294,658	10,805,122

Total International Funds		47,092,741
Alternative Funds - 2.0%
BMO Alternative Strategies Fund - Institutional Class (1)	269,865	2,806,595
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	242,216	1,203,813

Total Alternative Funds		4,010,408

Total Mutual Funds (identified cost $136,230,594)		194,310,307

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.480% (1)	2,167,648	2,168,081

Total Short-Term Investments (identified cost $2,167,876)		2,168,081

Total Investments - 100.1% (identified cost $138,398,470)		196,478,388
Other Assets and Liabilities - (0.1)%		(137,397)

Total Net Assets - 100.0%		$196,340,991

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2016.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(2)	Non-income producing.

(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2016, the Corporation consisted of 44 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings, as well as 29 other portfolios which are disclosed, with Notes to Schedules of Investments, separately within this quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2016 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
In-Retirement Fund	$16,542,061	$2,139,132	$(281,147)	$1,857,985
2015 Fund	4,588,381	80,512	(146,601)	(66,089)
2020 Fund	71,992,602	15,229,000	(1,336,105)	13,892,895
2025 Fund	32,336,430	655,453	(1,513,619)	(858,166)
2030 Fund	80,320,346	18,089,279	(1,305,856)	16,783,423
2035 Fund	32,692,662	774,095	(1,702,251)	(928,156)
2040 Fund	49,745,540	14,090,203	(1,401,942)	12,688,261
2045 Fund	17,630,657	415,052	(931,778)	(516,726)
2050 Fund	34,401,077	7,760,653	(1,194,799)	6,565,854
2055 Fund	8,459,127	272,611	(378,518)	(105,907)
Conservative Allocation Fund	129,861,153	11,151,962	(1,919,504)	9,232,458
Moderate Allocation Fund	110,001,962	16,632,435	(1,498,171)	15,134,264
Balanced Allocation Fund	345,714,657	88,185,582	(5,707,041)	82,478,541
Growth Allocation Fund	103,058,024	31,115,475	(1,846,532)	29,268,943
Aggressive Allocation Fund	139,178,763	58,666,896	(1,367,271)	57,299,625

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations— Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended November 30, 2016, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended November 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2016.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$18,256,553	$—	$—	$18,256,553
Short-Term Investments	143,493	—	—	143,493

Total	$18,400,046	$—	$—	$18,400,046

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,475,110	$—	$—	$4,475,110
Short-Term Investments	47,182	—	—	47,182

Total	$4,522,292	$—	$—	$4,522,292

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$85,036,746	$—	$—	$85,036,746
Short-Term Investments	848,751	—	—	848,751

Total	$85,885,497	$—	$—	$85,885,497

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,149,990	$—	$—	$31,149,990
Short-Term Investments	328,274	—	—	328,274

Total	$31,478,264	$—	$—	$31,478,264

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$96,199,170	$—	$—	$96,199,170
Short-Term Investments	904,599	—	—	904,599

Total	$97,103,769	$—	$—	$97,103,769

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,440,041	$—	$—	$31,440,041
Short-Term Investments	324,465	—	—	324,465

Total	$31,764,506	$—	$—	$31,764,506

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,824,669	$—	$—	$61,824,669
Short-Term Investments	609,132	—	—	609,132

Total	$62,433,801	$—	$—	$62,433,801

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,942,571	$—	$—	$16,942,571
Short-Term Investments	171,360	—	—	171,360

Total	$17,113,931	$—	$—	$17,113,931

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,581,262	$—	$—	$40,581,262
Short-Term Investments	385,669	—	—	385,669

Total	$40,966,931	$—	$—	$40,966,931

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,252,328	$—	$—	$8,252,328
Short-Term Investments	100,892	—	—	100,892

Total	$8,353,220	$—	$—	$8,353,220

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$136,321,084	$—	$—	$136,321,084
Short-Term Investments	2,772,527	—	—	2,772,527

Total	$139,093,611	$—	$—	$139,093,611

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$122,455,383	$—	$—	$122,455,383
Short-Term Investments	2,680,843	—	—	2,680,843

Total	$125,136,226	$—	$—	$125,136,226

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$419,337,010	$—	$—	$419,337,010
Short-Term Investments	8,856,188	—	—	8,856,188

Total	$428,193,198	$—	$—	$428,193,198

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$129,613,437	$—	$—	$129,613,437
Short-Term Investments	2,713,530	—	—	2,713,530

Total	$132,326,967	$—	$—	$132,326,967

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$194,310,307	$—	$—	$194,310,307
Short-Term Investments	2,168,081	—	—	2,168,081

Total	$196,478,388	$—	$—	$196,478,388

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2016. All securities listed on the table present the Institutional Class, except for BMO LGM Frontier Markets Equity Fund which has an Investor Class, and BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
In-Retirement Fund
BMO Low Volatility Equity Fund	$580,470	$32,297	$104,790	$495,098	$2,072	$388
BMO Dividend Income Fund	409,818	14,128	83,947	350,214	2,372	13,123
BMO Large-Cap Value Fund	602,411	34,097	139,287	516,456	2,298	12,012
BMO Large-Cap Growth Fund	253,944	9,205	46,329	219,640	—	1,863
BMO Mid-Cap Value Fund	260,074	67,907	57,818	221,387	—	70,370
BMO Mid-Cap Growth Fund	107,588	23,347	20,731	91,285	—	22,492
BMO Small-Cap Growth Fund	64,374	4,796	15,870	54,265	—	5,987
BMO Disciplined International Equity Fund	428,589	22,011	74,526	370,568	—	(2,530)
BMO Pyrford International Stock Fund	571,074	35,063	79,138	500,209	—	8,672
BMO LGM Emerging Markets Equity Fund	258,938	26,256	41,047	221,019	—	2,196
BMO TCH Emerging Markets Bond Fund	—	684,084	106,052	553,535	—	(793)
BMO Alternative Strategies Fund	1,504,017	71,998	296,198	1,289,017	—	1,305
BMO TCH Core Plus Bond Fund	4,014,368	272,117	757,156	3,415,920	25,243	1,854
BMO Monegy High Yield Bond Fund	389,865	23,108	74,302	332,850	4,857	(4,813)
BMO Institutional Prime Money Market Fund	209,515	3,147,324	3,213,367	143,493	195	21
BMO LGM Frontier Markets Equity Fund	123,684	—	—	120,864	—	—

Totals	$9,778,729	$4,467,738	$5,110,558	$8,895,820	$37,037	$132,147

2015 Fund
BMO Low Volatility Equity Fund	$162,273	$11,689	$9,477	$161,060	$589	$(51)
BMO Dividend Income Fund	86,958	3,621	7,719	85,607	503	(308)
BMO Large-Cap Value Fund	173,384	6,026	14,884	171,222	658	(1,522)
BMO Large-Cap Growth Fund	90,149	4,707	6,647	89,483	—	279
BMO Mid-Cap Value Fund	86,632	25,255	8,952	85,733	—	18,767
BMO Mid-Cap Growth Fund	31,775	7,893	2,605	31,253	—	5,181
BMO Small-Cap Growth Fund	27,154	2,739	4,047	26,490	—	(403)
BMO Disciplined International Equity Fund	123,046	8,298	7,509	121,974	—	(204)
BMO Pyrford International Stock Fund	158,684	11,122	3,741	157,909	—	(27)
BMO LGM Emerging Markets Equity Fund	87,301	10,463	2,815	86,458	—	139
BMO TCH Emerging Markets Bond Fund	—	122,140	3,997	113,396	—	(17)
BMO Alternative Strategies Fund	306,504	8,701	13,370	303,954	—	84
BMO TCH Core Plus Bond Fund	677,799	49,038	34,156	671,697	4,582	88
BMO Monegy High Yield Bond Fund	59,848	1,918	1,793	59,040	797	(54)
BMO Institutional Prime Money Market Fund	46,224	260,218	259,269	47,182	55	7
BMO LGM Frontier Markets Equity Fund	31,708	—	—	30,985	—	—

Totals	$2,149,439	$533,828	$380,981	$2,243,443	$7,184	$21,959

2020 Fund
BMO Low Volatility Equity Fund	$3,894,115	$109,935	$313,687	$3,600,809	$13,923	$(10,650)
BMO Dividend Income Fund	1,670,025	50,354	208,770	1,557,240	9,665	41,342
BMO Large-Cap Value Fund	4,126,073	207,214	667,984	3,808,784	15,598	14,374
BMO Large-Cap Growth Fund	2,404,456	45,456	255,654	2,222,165	—	(2,028)
BMO Mid-Cap Value Fund	2,281,189	614,468	361,237	2,083,419	—	561,521
BMO Mid-Cap Growth Fund	1,670,663	360,489	169,903	1,550,114	—	318,937
BMO Small-Cap Growth Fund	932,505	75,420	171,918	849,433	—	23,900
BMO Disciplined International Equity Fund	2,972,794	123,757	316,604	2,736,640	—	(12,075)
BMO Pyrford International Stock Fund	4,125,091	177,070	230,789	3,864,008	—	(2,581)
BMO LGM Emerging Markets Equity Fund	2,631,395	205,803	183,845	2,406,095	—	7,522
BMO TCH Emerging Markets Bond Fund	—	1,467,749	122,135	1,289,562	—	(1,411)
BMO Alternative Strategies Fund	5,838,880	154,983	625,171	5,405,118	—	1,799
BMO TCH Core Plus Bond Fund	9,971,443	472,738	1,045,320	9,102,222	65,703	3,015
BMO Monegy High Yield Bond Fund	852,539	29,649	91,277	777,999	11,033	(5,950)
BMO Institutional Prime Money Market Fund	920,373	5,825,028	5,896,830	848,751	1,054	180
BMO LGM Frontier Markets Equity Fund	709,471	—	—	693,294	—	—

Totals	$45,001,012	$9,920,113	$10,661,124	$42,795,653	$116,976	$937,895

2025 Fund
BMO Low Volatility Equity Fund	$945,739	$72,925	$31,859	$965,861	$3,402	$(574)
BMO Dividend Income Fund	399,892	23,128	27,151	408,919	2,314	(1,127)
BMO Large-Cap Value Fund	1,487,538	79,178	107,896	1,517,198	5,641	(19,037)
BMO Large-Cap Growth Fund	784,992	44,688	26,068	813,794	—	263
BMO Mid-Cap Value Fund	888,016	295,316	77,252	916,953	—	208,684
BMO Mid-Cap Growth Fund	854,792	228,820	37,109	877,573	—	156,236
BMO Small-Cap Growth Fund	549,784	45,122	39,999	563,891	—	(4,445)
BMO Disciplined International Equity Fund	832,761	36,427	5,781	849,031	—	(333)
BMO Pyrford International Stock Fund	1,452,719	148,563	13,601	1,508,386	—	(1,157)
BMO LGM Emerging Markets Equity Fund	1,114,286	140,406	—	1,140,843	—	—
BMO TCH Emerging Markets Bond Fund	—	363,474	2,411	346,264	—	(106)
BMO Alternative Strategies Fund	1,711,494	58,984	14,167	1,767,895	—	(14)
BMO TCH Core Plus Bond Fund	2,369,198	191,922	61,382	2,423,860	16,479	(444)
BMO Monegy High Yield Bond Fund	215,684	16,537	7,945	220,823	2,967	(662)
BMO Institutional Prime Money Market Fund	307,623	1,882,146	1,861,552	328,274	364	29
BMO LGM Frontier Markets Equity Fund	245,304	—	—	239,710	—	—

Totals	$14,159,822	$3,627,636	$2,314,173	$14,889,275	$31,167	$337,313

2030 Fund
BMO Low Volatility Equity Fund	$3,606,619	$86,609	$222,324	$3,390,473	$13,039	$(3,221)
BMO Dividend Income Fund	1,432,917	11,909	117,603	1,368,508	8,292	20,247
BMO Large-Cap Value Fund	5,680,775	96,523	620,575	5,359,797	21,689	(35,828)
BMO Large-Cap Growth Fund	2,764,666	87,725	277,821	2,607,571	—	(2,898)
BMO Mid-Cap Value Fund	3,327,772	847,223	378,548	3,138,766	—	787,694
BMO Mid-Cap Growth Fund	3,302,450	703,488	283,239	3,113,953	—	544,162
BMO Small-Cap Growth Fund	2,172,315	152,776	347,238	2,015,622	—	14,986
BMO Disciplined International Equity Fund	2,967,999	64,895	152,165	2,835,675	—	(4,365)
BMO Pyrford International Stock Fund	5,515,582	331,480	289,859	5,279,641	—	(1,190)
BMO LGM Emerging Markets Equity Fund	4,117,478	326,639	157,932	3,887,816	—	4,815
BMO TCH Emerging Markets Bond Fund	—	752,277	43,274	679,991	—	(191)
BMO Alternative Strategies Fund	5,342,402	36,016	372,094	5,041,071	—	1,755
BMO TCH Core Plus Bond Fund	5,259,167	195,426	396,816	4,899,864	34,868	94
BMO Monegy High Yield Bond Fund	516,256	10,899	30,698	488,377	6,850	(2,097)
BMO Institutional Prime Money Market Fund	1,031,813	3,119,236	3,246,637	904,599	1,153	67
BMO LGM Frontier Markets Equity Fund	1,111,642	—	—	1,086,295	—	—

Totals	$48,149,853	$6,823,121	$6,936,823	$46,098,019	$85,891	$1,324,030

2035 Fund
BMO Low Volatility Equity Fund	$1,192,092	$57,626	$21,478	$1,201,620	$4,290	$(596)
BMO Dividend Income Fund	470,318	13,097	18,451	479,392	2,722	(867)
BMO Large-Cap Value Fund	1,844,270	75,296	108,208	1,883,230	7,095	(10,582)
BMO Large-Cap Growth Fund	906,140	21,046	21,531	917,336	—	65
BMO Mid-Cap Value Fund	1,125,338	330,531	63,171	1,159,858	—	273,996
BMO Mid-Cap Growth Fund	1,084,788	271,035	34,605	1,112,596	—	209,118
BMO Small-Cap Growth Fund	714,664	59,151	64,689	721,344	—	(8,363)
BMO Disciplined International Equity Fund	972,060	38,662	12,023	982,481	—	(436)
BMO Pyrford International Stock Fund	1,842,225	127,832	—	1,873,052	—	—
BMO LGM Emerging Markets Equity Fund	1,387,337	153,300	17,362	1,385,156	—	126
BMO TCH Emerging Markets Bond Fund	—	131,701	—	126,373	—	—
BMO Alternative Strategies Fund	1,433,661	14,763	5,050	1,453,124	—	5
BMO TCH Core Plus Bond Fund	972,714	81,481	39,439	984,424	6,703	(255)
BMO Monegy High Yield Bond Fund	95,926	1,292	281	95,404	1,302	(29)
BMO Institutional Prime Money Market Fund	267,166	797,979	740,744	324,465	358	14
BMO LGM Frontier Markets Equity Fund	292,924	—	—	286,245	—	—

Totals	$14,601,623	$2,174,792	$1,147,032	$14,986,100	$22,470	$462,196

2040 Fund
BMO Low Volatility Equity Fund	$2,647,740	$50,612	$144,978	$2,494,627	$9,412	$1,833
BMO Dividend Income Fund	925,693	12,882	84,256	881,043	5,357	12,446
BMO Large-Cap Value Fund	4,113,828	16,691	450,242	3,828,670	15,601	(19,672)
BMO Large-Cap Growth Fund	2,020,064	87,388	204,231	1,927,477	—	(2,212)
BMO Mid-Cap Value Fund	2,418,265	614,264	282,078	2,273,327	—	572,516
BMO Mid-Cap Growth Fund	2,302,051	533,311	214,393	2,192,703	—	370,817
BMO Small-Cap Growth Fund	1,590,888	113,813	248,922	1,483,039	—	10,681
BMO Disciplined International Equity Fund	2,115,782	95,227	187,703	1,990,879	—	(7,004)
BMO Pyrford International Stock Fund	3,996,309	180,518	163,318	3,810,540	—	(2,651)
BMO LGM Emerging Markets Equity Fund	3,024,209	229,089	80,974	2,875,287	—	366
BMO TCH Emerging Markets Bond Fund	—	207,911	12,265	187,621	—	(53)
BMO Alternative Strategies Fund	2,726,915	90,539	213,441	2,621,357	—	385
BMO TCH Core Plus Bond Fund	1,131,499	74,594	110,431	1,061,935	7,442	42
BMO Monegy High Yield Bond Fund	132,377	3,538	8,045	125,768	1,774	(587)
BMO Institutional Prime Money Market Fund	665,511	1,707,615	1,764,127	609,132	742	59
BMO LGM Frontier Markets Equity Fund	877,110	—	—	857,111	—	—

Totals	$30,688,241	$4,017,992	$4,169,404	$29,220,516	$40,328	$936,966

2045 Fund
BMO Low Volatility Equity Fund	$690,023	$22,946	$14,271	$683,145	$2,464	$(423)
BMO Dividend Income Fund	241,844	5,089	12,855	241,268	1,400	(735)
BMO Large-Cap Value Fund	1,080,830	42,337	76,456	1,086,352	4,139	(9,263)
BMO Large-Cap Growth Fund	532,019	6,960	17,680	527,836	—	11
BMO Mid-Cap Value Fund	617,634	171,615	41,798	622,535	—	146,333
BMO Mid-Cap Growth Fund	617,448	137,809	21,824	617,585	—	117,079
BMO Small-Cap Growth Fund	427,466	36,381	48,614	423,044	—	(6,331)
BMO Disciplined International Equity Fund	550,160	18,841	14,988	545,211	—	(382)
BMO Pyrford International Stock Fund	1,061,005	75,992	22,376	1,060,617	—	(168)
BMO LGM Emerging Markets Equity Fund	828,201	97,978	23,449	821,622	—	616
BMO TCH Emerging Markets Bond Fund	—	36,164	466	34,253	—	(2)
BMO Alternative Strategies Fund	600,880	4,708	11,445	598,215	—	110
BMO TCH Core Plus Bond Fund	309,465	9,409	1,284	307,918	2,110	(3)
BMO Monegy High Yield Bond Fund	34,385	881	282	34,441	465	(23)
BMO Institutional Prime Money Market Fund	99,017	864,459	792,165	171,360	197	30
BMO LGM Frontier Markets Equity Fund	193,869	—	—	189,449	—	—

Totals	$7,884,246	$1,531,569	$1,099,953	$7,964,851	$10,775	$246,849

2050 Fund
BMO Low Volatility Equity Fund	$1,811,702	$68,936	$216,592	$1,623,141	$6,466	$1,309
BMO Dividend Income Fund	628,092	17,103	89,281	574,004	3,697	8,675
BMO Large-Cap Value Fund	2,858,333	130,558	501,806	2,592,208	11,002	(33,929)
BMO Large-Cap Growth Fund	1,393,578	14,227	163,203	1,259,182	—	(1,547)
BMO Mid-Cap Value Fund	1,640,813	462,387	285,942	1,486,176	—	330,592
BMO Mid-Cap Growth Fund	1,628,217	396,191	255,679	1,462,979	—	197,715
BMO Small-Cap Growth Fund	1,130,758	83,179	213,155	1,018,139	—	(9,783)
BMO Disciplined International Equity Fund	1,435,322	53,893	160,812	1,305,631	—	(8,082)
BMO Pyrford International Stock Fund	2,795,127	115,890	242,042	2,524,776	—	(15,441)
BMO LGM Emerging Markets Equity Fund	2,185,440	113,626	103,366	1,981,816	—	(3,054)
BMO TCH Emerging Markets Bond Fund	—	93,413	7,390	82,124	—	(379)
BMO Alternative Strategies Fund	1,560,871	31,977	160,059	1,442,694	—	698
BMO TCH Core Plus Bond Fund	814,035	20,546	70,897	738,473	5,460	(1,338)
BMO Monegy High Yield Bond Fund	89,806	2,458	8,448	82,301	1,198	(764)
BMO Institutional Prime Money Market Fund	452,953	1,964,130	2,031,503	385,669	512	63
BMO LGM Frontier Markets Equity Fund	515,392	—	—	503,641	—	—

Totals	$20,940,439	$3,568,514	$4,510,175	$19,062,954	$28,335	$464,735

2055 Fund
BMO Low Volatility Equity Fund	$308,889	$38,975	$8,033	$332,995	$1,131	$(250)
BMO Dividend Income Fund	108,770	14,222	9,163	117,603	640	(294)
BMO Large-Cap Value Fund	489,994	52,480	33,187	529,533	1,899	(3,622)
BMO Large-Cap Growth Fund	237,840	23,039	7,006	257,287	—	(45)
BMO Mid-Cap Value Fund	279,791	96,095	15,923	303,442	—	68,482
BMO Mid-Cap Growth Fund	278,456	87,562	11,752	301,043	—	52,717
BMO Small-Cap Growth Fund	192,033	31,033	21,013	206,211	—	(2,691)
BMO Disciplined International Equity Fund	245,717	29,499	5,188	265,723	—	(183)
BMO Pyrford International Stock Fund	476,260	82,349	15,825	516,961	—	(609)
BMO LGM Emerging Markets Equity Fund	374,152	66,840	1,750	400,519	—	(56)
BMO TCH Emerging Markets Bond Fund	—	17,370	—	16,696	—	—
BMO Alternative Strategies Fund	272,392	17,300	—	291,596	—	—
BMO TCH Core Plus Bond Fund	140,717	19,095	5,194	150,093	981	(23)
BMO Monegy High Yield Bond Fund	15,183	1,852	—	16,788	215	—
BMO Institutional Prime Money Market Fund	77,544	640,862	617,531	100,892	105	8
BMO LGM Frontier Markets Equity Fund	79,727	—	—	77,909	—	—

Totals	$3,577,465	$1,218,573	$751,565	$3,885,291	$4,971	$113,434

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,649,803	$146,954	$98,243	$1,662,982	$5,865	$(3,460)
BMO Dividend Income Fund	901,806	57,412	82,144	906,144	5,219	4,172
BMO Large-Cap Value Fund	2,311,142	410,091	255,544	2,573,515	8,765	(4,368)
BMO Large-Cap Growth Fund	2,283,819	429,325	200,512	2,546,589	—	(1,835)
BMO Mid-Cap Value Fund	705,290	218,904	69,431	713,758	—	185,026
BMO Mid-Cap Growth Fund	697,653	186,954	47,036	707,321	—	131,149
BMO Small-Cap Value Fund	373,564	50,459	52,080	374,173	—	30,106
BMO Small-Cap Growth Fund	715,216	63,025	77,862	712,825	—	3,661
BMO Disciplined International Equity Fund	1,351,407	100,848	39,235	1,388,967	—	(2,320)
BMO Pyrford International Stock Fund	1,377,606	123,857	34,064	1,394,356	—	(715)
BMO LGM Emerging Markets Equity Fund	1,114,343	146,377	19,947	1,124,832	—	431
BMO TCH Emerging Markets Bond Fund	—	3,082,671	45,884	2,912,164	—	(1,088)
BMO Alternative Strategies Fund	14,933,112	130,054	507,985	14,654,066	—	528
BMO TCH Core Plus Bond Fund	46,045,431	2,684,113	631,348	46,618,540	318,384	(7,551)
BMO Monegy High Yield Bond Fund	5,278,673	83,524	3,220,263	2,110,902	51,196	(172,349)
BMO Institutional Prime Money Market Fund	1,460,458	5,626,375	4,314,607	2,772,527	2,387	23

Totals	$81,199,323	$13,540,943	$9,696,185	$83,173,661	$391,816	$161,410

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$3,323,441	$80,072	$364,157	$2,964,440	$11,815	$(14,145)
BMO Dividend Income Fund	1,790,411	18,385	236,834	1,623,490	10,361	36,301
BMO Large-Cap Value Fund	4,591,399	505,113	688,573	4,600,602	17,412	(14,379)
BMO Large-Cap Growth Fund	4,598,834	475,108	598,533	4,537,243	—	43
BMO Mid-Cap Value Fund	1,400,992	380,619	212,468	1,283,249	—	376,630
BMO Mid-Cap Growth Fund	1,410,661	327,379	209,966	1,261,662	—	271,421
BMO Small-Cap Value Fund	763,813	86,533	174,284	674,360	—	51,680
BMO Small-Cap Growth Fund	1,410,154	91,032	245,177	1,276,910	—	26,438
BMO Disciplined International Equity Fund	2,744,262	39,401	254,450	2,484,961	—	(13,587)
BMO Pyrford International Stock Fund	2,725,365	124,527	216,548	2,492,559	—	(3,502)
BMO LGM Emerging Markets Equity Fund	2,237,288	179,208	174,108	2,025,579	—	(4,815)
BMO TCH Emerging Markets Bond Fund	—	2,188,978	176,222	1,926,307	—	(5,705)
BMO Alternative Strategies Fund	11,665,276	61,020	1,189,001	10,612,912	—	7,145
BMO TCH Core Plus Bond Fund	33,000,431	1,334,820	2,742,847	30,567,626	224,775	(37,720)
BMO Monegy High Yield Bond Fund	3,805,157	72,937	2,475,838	1,379,082	36,220	(136,991)
BMO Institutional Prime Money Market Fund	857,039	6,514,430	4,690,911	2,680,843	2,299	166

Totals	$76,324,523	$12,479,562	$14,649,917	$72,391,825	$302,882	$538,980

Balanced Allocation Fund
BMO Low Volatility Equity Fund	$16,850,514	$423,691	$1,660,284	$15,241,454	$59,902	$(54,142)
BMO Dividend Income Fund	9,203,550	106,354	1,231,685	8,343,530	52,709	256,038
BMO Large-Cap Value Fund	23,587,286	2,693,320	3,603,401	23,662,907	88,744	99,558
BMO Large-Cap Growth Fund	23,390,443	2,589,308	2,949,232	23,352,046	—	7,684
BMO Mid-Cap Value Fund	7,207,920	1,898,677	1,039,746	6,592,598	—	1,935,829
BMO Mid-Cap Growth Fund	7,137,793	1,588,814	894,974	6,487,860	—	1,472,976
BMO Small-Cap Value Fund	3,851,980	436,586	836,837	3,465,687	—	275,599
BMO Small-Cap Growth Fund	7,290,452	388,468	1,203,542	6,585,754	—	195,368
BMO Disciplined International Equity Fund	13,965,369	549,571	1,525,067	12,773,285	—	(73,928)
BMO Pyrford International Stock Fund	13,826,724	704,329	1,008,456	12,810,806	—	42,622
BMO LGM Emerging Markets Equity Fund	11,356,752	1,060,322	885,311	10,430,580	—	(16,547)
BMO TCH Emerging Markets Bond Fund	—	4,724,273	515,858	4,028,143	—	(12,499)
BMO Alternative Strategies Fund	32,848,915	262,102	3,210,883	30,115,411	—	21,104
BMO TCH Core Plus Bond Fund	69,635,028	2,741,117	6,452,900	63,794,777	467,813	(21,559)
BMO Monegy High Yield Bond Fund	8,029,933	148,820	5,256,664	2,877,479	76,252	(260,495)
BMO Institutional Prime Money Market Fund	4,664,487	29,557,234	25,366,383	8,856,188	7,473	850

Totals	$252,847,146	$49,872,986	$57,641,223	$239,418,505	$752,893	$3,868,458

Growth Allocation Fund
BMO Low Volatility Equity Fund	$6,734,816	$270,025	$576,082	$6,285,655	$23,047	$(17,253)
BMO Dividend Income Fund	3,679,363	122,938	467,681	3,440,347	20,302	37,075
BMO Large-Cap Value Fund	9,456,501	1,214,318	1,297,654	9,760,642	34,128	(69,139)
BMO Large-Cap Growth Fund	9,360,825	1,287,486	1,149,939	9,633,591	—	(6,193)
BMO Mid-Cap Value Fund	2,908,515	795,675	431,304	2,718,252	—	790,308
BMO Mid-Cap Growth Fund	2,862,348	683,218	354,608	2,674,966	—	515,301
BMO Small-Cap Value Fund	1,521,706	206,805	306,756	1,429,034	—	103,203
BMO Small-Cap Growth Fund	2,905,386	243,502	491,643	2,707,159	—	29,141
BMO Disciplined International Equity Fund	5,623,815	247,998	522,187	5,266,750	—	(18,439)
BMO Pyrford International Stock Fund	5,604,413	403,621	452,985	5,282,297	—	(2,991)
BMO LGM Emerging Markets Equity Fund	4,545,433	534,652	345,415	4,304,394	—	12,406
BMO TCH Emerging Markets Bond Fund	—	588,686	118,762	450,572	—	(795)
BMO Alternative Strategies Fund	7,884,284	231,725	717,568	7,450,106	—	2,508
BMO TCH Core Plus Bond Fund	8,307,751	634,248	1,670,719	7,043,923	51,419	8,908
BMO Monegy High Yield Bond Fund	964,705	30,721	671,939	318,746	8,518	(20,257)
BMO Institutional Prime Money Market Fund	1,360,992	10,489,046	9,136,748	2,713,530	2,221	38

Totals	$73,720,853	$17,984,664	$18,711,990	$71,479,964	$139,635	$1,363,821

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$12,740,611	$512,233	$1,640,931	$11,314,598	$45,711	$(65,536)
BMO Dividend Income Fund	6,956,287	191,934	1,141,652	6,190,977	40,256	95,940
BMO Large-Cap Value Fund	17,818,284	1,713,572	2,666,851	17,577,245	67,869	(88,189)
BMO Large-Cap Growth Fund	17,797,993	1,538,770	2,229,412	17,339,921	—	(1,131)
BMO Mid-Cap Value Fund	5,494,346	1,426,198	905,191	4,889,731	—	1,475,150
BMO Mid-Cap Growth Fund	5,454,392	1,162,687	781,223	4,809,355	—	1,124,241
BMO Small-Cap Value Fund	2,896,681	302,882	622,205	2,574,671	—	201,267
BMO Small-Cap Growth Fund	5,559,132	339,851	1,076,237	4,898,298	—	305,686
BMO Disciplined International Equity Fund	10,633,022	448,893	1,431,153	9,483,304	—	(72,881)
BMO Pyrford International Stock Fund	10,624,201	547,201	1,129,401	9,512,749	—	14,217
BMO LGM Emerging Markets Equity Fund	8,700,946	933,262	1,081,829	7,741,449	—	17,178
BMO Alternative Strategies Fund	4,604,710	69,307	1,887,607	2,806,595	—	38,233
BMO Institutional Prime Money Market Fund	2,134,008	9,818,209	9,784,553	2,168,081	2,443	212

Totals	$111,414,613	$19,004,999	$26,378,245	$101,306,974	$156,279	$3,044,387

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2016 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 26, 2017

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 26, 2017